PROSPECTUS

MAY 1, 2012

INTELLIGENT VARIABLE ANNUITY

Individual Flexible Premium Deferred Variable Annuity Contract Funded Through TIAA-CREF Life Separate Account VA-1 of TIAA-CREF Life Insurance Company

This prospectus describes information you should know before investing in the Intelligent Variable Annuity, an individual flexible premium deferred variable annuity contract offered by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) and funded through the TIAA-CREF Life Separate Account VA-1 (the “Separate Account”). Before you invest, please read this prospectus carefully, along with the fund prospectuses, and keep it for future reference.

The Contract is designed for individual investors who desire to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes, and to receive future payment of those funds as lifetime income or through other payment options. The Contract is not available for purchase as part of any tax-qualified retirement plan.

Whether the Contract or certain investment options are available to you is subject to approval by regulatory authorities in your state.

You may allocate your Premiums and Accumulation Value to the Investment Accounts of the Separate Account, each of which in turn, invests in one of the following mutual funds (“Portfolios”).

TIAA-CREF Life Bond Fund

TIAA-CREF Life Growth Equity Fund

TIAA-CREF Life Growth & Income Fund

TIAA-CREF Life International Equity Fund

TIAA-CREF Life Large-Cap Value Fund

TIAA-CREF Life Money Market Fund

TIAA-CREF Life Real Estate Securities Fund

TIAA-CREF Life Small-Cap Equity Fund

TIAA-CREF Life Social Choice Equity Fund

TIAA-CREF Life Stock Index Fund

Calamos Growth and Income Portfolio

DFA VA Global Bond Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short-Term Fixed Portfolio

DFA VA US Large Value Portfolio

DFA VA US Targeted Value Portfolio

Delaware VIP Diversified Income Series—Standard Class Delaware VIP International Value Equity Series—Standard Class Delaware VIP Small Cap Value Series—Standard Class

Franklin Income Securities Fund—Class 1

Franklin Small-Mid Cap Growth Securities Fund—Class 1 Mutual Shares Securities Fund—Class 1

Templeton Developing Markets Securities Fund—Class 1

ING Clarion Global Real Estate Portfolio—Class I

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Overseas Portfolio—Institutional Shares

Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares

Legg Mason ClearBridge Variable Aggressive Growth Portfolio—Class I

Legg Mason Western Asset Variable Global

High Yield Bond Portfolio—Class I

Legg Mason ClearBridge Variable Small Cap

Growth Portfolio—Class I

MFS Growth Series—Initial Class

MFS Global Equity Series—Initial Class

MFS Investors Growth Stock Series—Initial Class

MFS Utilities Series—Initial Class

Neuberger Berman Advisers Management Trust

Large Cap Value Portfolio—I Class

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio—I Class

PIMCO VIT All Asset Portfolio—Institutional Class

PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class

PIMCO VIT Real Return Portfolio—Institutional Class

PVC Equity Income Account—Class 1

PVC MidCap Blend Account—Class 1

Prudential Series Fund—Jennison 20/20 Focus

Portfolio—Class II

Prudential Series Fund—Natural Resources

Portfolio—Class II

Prudential Series Fund—Value Portfolio—Class II

Royce Capital Fund Micro-Cap Portfolio—Investment Class Royce Capital Fund Small-Cap Portfolio—Investment Class

T. Rowe Price Limited-Term Bond Portfolio

Wanger International

Wanger Select

Wanger USA

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Investment Account’s Portfolio investment performs over time. TIAA-CREF Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

Separate prospectuses for the Portfolios provide more information about the Portfolios listed above. Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

More information about the Separate Account and the Contract is on file with the Securities and Exchange Commission (“SEC”) in a “Statement of Additional Information” (“SAI”) dated the same date as this prospectus. You can receive a free SAI by calling 877 694-0305. The SAI is “incorporated by reference” into the prospectus; that means it’s legally part of the prospectus. The SAI’s table of contents is on the last page of this prospectus. The SEC maintains a Website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Separate Account.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus describes the variable annuity issued by TIAA-CREF Life. It doesn’t constitute an offering in any jurisdiction where such an offering can’t lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation about this offering other than what is contained in this prospectus. If anyone does so, you shouldn’t rely on it.

Intelligent Variable Annuity Prospectus	1

DEFINITIONS

Throughout the prospectus, “TIAA-CREF Life,” “we,” and “our” refer to TIAA-CREF Life Insurance Company. “You” and “your” mean any Contractowner or any prospective Contractowner.

The terms and phrases below are defined so you’ll know precisely how we’re using them. To understand some definitions, you may have to refer to other defined terms.

1940 Act.  The Investment Company Act of 1940, as amended.

Administrative Office.  The office you must contact to exercise any of your rights under the Contract. You should send all payments and requests to: TIAA-CREF Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; Telephone: 877 694-0305.

Accumulation Period.  The period that begins with your first Premium and continues as long as you still have an amount accumulated in the Separate Account.

Accumulation Unit.  A share of participation in the Separate Account.

Accumulation Value.  The total value of your Accumulation Units.

Annuitant.  The natural person whose life is used in determining the annuity payments to be received. The Annuitant may be the Contractowner or another person.

Beneficiary.  Any person or institution named to receive benefits if you die during the Accumulation Period or if you die while any annuity income or death benefit payments remain due. You don’t have to name the same Beneficiary for both of these two situations.

Business Day.  Any day the New York Stock Exchange (NYSE) is open for trading. A Business Day ends at 4 p.m. Eastern Time, or when trading closes on the NYSE, if earlier.

Contract.  The individual, flexible premium, deferred variable annuity contract described in this prospectus.

Contractowner or Owner.  The person (or persons) who controls all the rights and benefits under a Contract.

General Account.  All of our assets other than those allocated to the Separate Account or to any other TIAA-CREF Life Separate Account.

Income Option.  Any of the ways you can receive annuity income. It is also referred to as an “annuity option.”

Internal Revenue Code (IRC). The Internal Revenue Code of 1986, as amended.

Investment Account.  A sub-account of the Separate Account that invests its assets in shares of a corresponding Portfolio.

Non-Qualified Contracts.  Annuity Contracts that are not issued in connection with a retirement plan intended to qualify for special federal income tax treatment under the IRC.

Portfolio.  An investment company that is registered with the Securities and Exchange Commission in which an Investment Account is invested. The Contract allows you to indirectly invest in a series of investment companies that are listed on the front page of this prospectus.

Premium.  Any amount you invest in the Contract.

Qualified Contract.  Annuity Contracts that are intended to qualify for special Federal income tax treatment under the IRC Section 408 or 408A. Currently, we are not offering Qualified Contracts.

Second Annuitant.  The natural person whose life, together with the Annuitant’s life, is used in determining the amount of annuity payments and how long those payments will be received under the Two-Life Annuities Income Option.

Separate Account.  TIAA-CREF Life Separate Account VA-1, which was established by TIAA-CREF Life under New York State law to fund your variable annuity. The Separate Account holds its assets apart from TIAA-CREF Life’s other assets.

TIAA.  Teachers Insurance and Annuity Association of America. TIAA-CREF Life is an indirect wholly owned subsidiary of TIAA.

TIAA-CREF Life.  TIAA-CREF Life Insurance Company.

Valuation Day.  Any Business Day. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of the Separate Account are principally traded.

2	Prospectus Intelligent Variable Annuity

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THE INTELLIGENT VARIABLE ANNUITY?

The Intelligent Variable Annuity is a variable annuity product that allows individual investors to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options. You generally are not taxed on any earnings or appreciation on the assets in the Contract until money is taken out of the Contract.

Under the Intelligent Variable Annuity Contract, you may allocate your Premiums and Accumulation Value among the Investment Accounts of TIAA-CREF Life Separate Account VA-1.

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Portfolio underlying the Investment Account performs over time. TIAA-CREF Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

The Contract is available to you provided it has been approved by the insurance department of your state of residence. Approvals are pending in certain jurisdictions.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract, considering currently available Portfolios.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACTOWNER(S) TRANSACTION EXPENSES
Sales load imposed on purchases (as a percentage of Premiums)	None
Deferred sales load (as a percentage of Premiums or amount surrendered, as applicable)	None
Premium taxes(1) (as a percentage of Premiums, if applicable)	1.0–3.5%
Surrender fees (as a percentage of amount surrendered)	None
Exchange fee	None

(1)	Only applicable in certain states.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Maintenance Fee(2)	$25
Separate Account Annual Expenses (deducted daily from average Accumulation Value to equal the annual % shown)	Maximum (without fee waiver)	Current (with fee waiver)(3)
If Accumulation Value is less than $100,000:(4)
Mortality and expense risk charge	0.40%	0.40%
Administrative expense charge	0.30%	0.10%
Total Separate Account annual charges	0.70%	0.50%
Optional Guaranteed Minimum Death Benefit (“GMDB”) charge	0.10%	0.10%
Total Separate Account annual charges with optional GMDB	0.80%	0.60%

(2)

We impose the annual maintenance fee on every anniversary of your Contract and on surrender. The annual maintenance fee is waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the date of surrender. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, the fee will be deducted from the TIAA-CREF Life Money Market Investment Account. Otherwise, the fee will be deducted from among the Investment Accounts in proportion to the Accumulation Value in each Investment Account.

(3)

We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. We will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

(4)	We will reduce the mortality and expense risk charge as Accumulation Value increases, as follows:

	Maximum (without fee waiver)	Current (with fee waiver)
If Accumulation Value is between $100,000–$500,000:
Mortality and expense risk charge	0.25%	0.25%
Administrative expense charge	0.30%	0.10%
Total Separate Account annual charges	0.55%	0.35%
Optional GMDB charge	0.10%	0.10%
Total Separate Account annual charges with GMDB	0.65%	0.45%
If Accumulation Value is greater than $500,000:
Mortality and expense risk charge	0.15%	0.15%
Administrative expense charge	0.30%	0.10%
Total Separate Account annual charges	0.45%	0.25%
Optional GMDB charge	0.10%	0.10%
Total Separate Account annual charges with GMDB	0.55%	0.35%

Intelligent Variable Annuity Prospectus	3

In addition, after the first 10 contract years, we will not assess a mortality and expense risk charge, as follows:

	Maximum (without fee waiver)	Current (with fee waiver)
Mortality and expense risk charge	0.00%	0.00%
Administrative expense charge	0.30%	0.10%
Total Separate Account annual charges	0.30%	0.10%
Optional GMDB charge	0.10%	0.10%
Total Separate Account annual charges with GMDB	0.40%	0.20%

ANNUAL PORTFOLIO OPERATING EXPENSES:

The following table shows the minimum and maximum total operating expenses charged by the currently available Portfolios that you may pay periodically during the time you own the Policy, both before and after any contractual fee waivers or reimbursements. These are based on the management fees, distribution (Rule 12b-1) fees, and other expenses charged by the Portfolios during the fiscal year ended December 31, 2011. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Gross Total Annual Portfolio Operating Expenses (before any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	0.27%	1.41%
Net Total Annual Portfolio Operating Expenses (net of any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)[1]	0.10%	1.41%

[1]

Certain of the Portfolios have entered into contractual expense waiver or reimbursement arrangements that reduce Portfolio expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2013. More detail concerning the Portfolios’ contractual waivers and reimbursements can be found in the footnotes accompanying the next table.

The following table shows the fees (including management fees, distribution (Rule 12b-1) fees, and other expenses) charged by each Portfolio as a percentage of average daily net assets for the fiscal year ended December 31, 2011. Portfolio expenses are not fixed or specified under the terms of the Policy, and may change periodically. Certain portfolios may impose a redemption fee. For further information, consult the Portfolios’ prospectus.

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
TIAA-CREF Life Bond Fund[2]	0.30%	0.00%	0.23%	0.00%	0.53%	0.18%	0.35%
TIAA-CREF Life Growth Equity Fund[3]	0.45%	0.00%	0.31%	0.00%	0.76%	0.24%	0.52%
TIAA-CREF Life Growth & Income Fund[3]	0.45%	0.00%	0.25%	0.00%	0.70%	0.18%	0.52%
TIAA-CREF Life International Equity Fund[4]	0.50%	0.00%	0.31%	0.00%	0.81%	0.21%	0.60%
TIAA-CREF Life Large-Cap Value Fund[3]	0.45%	0.00%	0.26%	0.00%	0.71%	0.19%	0.52%
TIAA-CREF Life Money Market Fund[5]	0.10%	0.00%	0.29%	0.00%	0.39%	0.24%	0.15%
TIAA-CREF Life Real Estate Securities Fund[6]	0.50%	0.00%	0.21%	0.00%	0.71%	0.14%	0.57%
TIAA-CREF Life Small-Cap Equity Fund[7,8]	0.48%	0.00%	0.28%	0.04%	0.80%	0.21%	0.59%
TIAA-CREF Life Social Choice Equity Fund[9]	0.15%	0.00%	0.34%	0.00%	0.49%	0.27%	0.22%
TIAA-CREF Life Stock Index Fund[7,10]	0.06%	0.00%	0.20%	0.01%	0.27%	0.17%	0.10%
Calamos Growth and Income Portfolio	0.75%	0.00%	0.66%	0.00%	1.41%	0.00%	1.41%
Delaware VIP Diversified Income Series—Standard Class	0.59%	0.00%	0.09%	0.00%	0.68%	0.00%	0.68%

4	Prospectus Intelligent Variable Annuity

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Delaware VIP International Value Equity Series—Standard Class	0.85%	0.00%	0.23%	0.00%	1.08%	0.00%	1.08%
Delaware VIP Small Cap Value Series—Standard Class	0.73%	0.00%	0.08%	0.00%	0.81%	0.00%	0.81%
DFA VA Global Bond Portfolio	0.25%	0.00%	0.06%	0.00%	0.31%	0.00%	0.31%
DFA VA International Small Portfolio	0.50%	0.00%	0.13%	0.00%	0.63%	0.00%	0.63%
DFA VA International Value Portfolio	0.40%	0.00%	0.10%	0.00%	0.50%	0.00%	0.50%
DFA VA Short-Term Fixed Portfolio	0.25%	0.00%	0.05%	0.00%	0.30%	0.00%	0.30%
DFA VA US Large Value Portfolio	0.25%	0.00%	0.05%	0.00%	0.30%	0.00%	0.30%
DFA VA US Targeted Value Portfolio	0.35%	0.00%	0.07%	0.00%	0.42%	0.00%	0.42%
Franklin Income Securities Fund—Class 1[11]	0.45%	0.00%	0.02%	0.00%	0.47%	0.00%	0.47%
Franklin Small-Mid Cap Growth Securities Fund—Class 1[12]	0.50%	0.00%	0.29%	0.01%	0.80%	0.00%	0.80%
Mutual Shares Securities Fund—Class 1	0.60%	0.00%	0.13%	0.00%	0.73%	0.00%	0.73%
Templeton Developing Markets Securities Fund—Class 1	1.10%	0.00%	0.25%	0.00%	1.35%	0.00%	1.35%
ING Clarion Global Real Estate Portfolio—Class I13	0.79%	0.00%	0.18%	0.00%	0.97%	0.08%	0.89%
Janus Aspen Forty Portfolio—Institutional Shares	0.64%	0.00%	0.07%	0.00%	0.71%	0.00%	0.71%
Janus Aspen Overseas Portfolio—Institutional Shares	0.60%	0.00%	0.06%	0.00%	0.66%	0.00%	0.66%
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares	0.67%	0.00%	0.17%	0.00%	0.84%	0.00%	0.84%
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	0.75%	0.25%	0.20%	0.00%	1.20%	0.00%	1.20%
Prudential Series Fund—Natural Resources Portfolio—Class II	0.45%	0.25%	0.20%	0.00%	0.90%	0.00%	0.90%
Prudential Series Fund—Value Portfolio—Class II	0.40%	0.25%	0.18%	0.00%	0.83%	0.00%	0.83%
Legg Mason ClearBridge Variable Aggressive Growth Portfolio—Class I	0.75%	0.00%	0.05%	0.00%	0.80%	0.00%	0.80%
Legg Mason Western Asset Variable Global High Yield Bond Portfolio—Class I	0.80%	0.00%	0.14%	0.00%	0.94%	0.00%	0.94%
Legg Mason ClearBridge Variable Small Cap Growth Portfolio—Class I	0.75%	0.00%	0.14%	0.00%	0.89%	0.00%	0.89%
MFS Growth Series—Initial Class	0.75%	0.00%	0.09%	0.00%	0.84%	0.00%	0.84%
MFS Global Equity Series—Initial Class[14]	1.00%	0.00%	0.40%	0.00%	1.40%	0.25%	1.15%
MFS Investors Growth Stock Series—Initial Class	0.75%	0.00%	0.07%	0.00%	0.82%	0.00%	0.82%
MFS Utilities Series—Initial Class	0.73%	0.00%	0.08%	0.00%	0.81%	0.00%	0.81%
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	0.85%	0.00%	0.28%	0.00%	1.13%	0.00%	1.13%
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	0.85%	0.00%	0.22%	0.00%	1.07%	0.00%	1.07%
PIMCO VIT All Asset Portfolio—Institutional Class[15,16,17,18,19]	0.42%	0.00%	0.00%	0.74%	1.16%	0.07%	1.09%
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class	0.75%	0.00%	0.00%	0.00%	0.75%	0.00%	0.75%
PIMCO VIT Real Return Portfolio—Institutional Class	0.50%	0.00%	0.00%	0.00%	0.50%	0.00%	0.50%
PVC Equity Income Account—Class 1	0.48%	0.00%	0.00%	0.00%	0.48%	0.00%	0.48%

Intelligent Variable Annuity Prospectus	5

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
PVC MidCap Blend Account—Class 1	0.54%	0.00%	0.01%	0.00%	0.55%	0.00%	0.55%
Royce Capital Fund Micro-Cap Portfolio—Investment Class	1.25%	0.00%	0.07%	0.02%	1.34%	0.00%	1.34%
Royce Capital Fund Small-Cap Portfolio—Investment Class	1.00%	0.00%	0.05%	0.00%	1.05%	0.00%	1.05%
T. Rowe Price Limited-Term Bond Portfolio	0.70%	0.00%	0.00%	0.05%	0.75%	0.00%	0.75%
Wanger International	0.89%	0.00%	0.13%	0.00%	1.02%	0.00%	1.02%
Wanger Select	0.80%	0.00%	0.12%	0.00%	0.92%	0.00%	0.92%
Wanger USA	0.86%	0.00%	0.08%	0.00%	0.94%	0.00%	0.94%

[1]	Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.35% of average daily net assets for the shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2013 unless changed with approval of the Board of Trustees.

[3]

Under the Funds’ expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.52% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2013 unless changed with approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.60% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2013 unless changed with approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.15% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2013 unless changed with approval of the Board of Trustees.

[6]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.57% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2013 unless changed with approval of the Board of Trustees.

[7]

“Acquired Funds Fees and Expenses” are the Funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance.

[8]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.55% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2013 unless changed with approval of the Board of Trustees.

[9]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.22% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2013 unless changed with approval of the Board of Trustees.

[10]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.09% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2013 unless changed with approval of the Board of Trustees.

[11]	The Fund administration fee is paid indirectly through the management fee.

[12]

The manager and administrator have agreed in advance to reduce their fees as a result of the fund’s investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2013.

[13]

The adviser is contractually obligated to limit expenses to 0.90% through at least May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.

6	Prospectus Intelligent Variable Annuity

[14]

MFS has agreed in writing to reduce its management fee to 0.90% of the fund’s average daily net assets annually until modified by a vote of the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2013. In addition, MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.15% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by a vote of the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2013.

[15]

Acquired Fund Fees and Expenses include interest expense of 0.02%. Interest expense is based on the amount incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Underlying PIMCO Fund’s use of such investments as an investment strategy.

[16]	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.145% for the Institutional Class shares.

[17]

Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[18]

PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

[19]	Total Annual Portfolio Operating Expenses After Fee Waiver excluding interest expense of the Underlying PIMCO Funds is 1.075% Institutional Class shares.

The fee and expense information relating to the Portfolios was provided by the Portfolios or their investment managers or other service providers. We have not and cannot independently verify either the accuracy or completeness of such information.

Portfolio expenses are paid by each underlying Portfolio before TIAA-CREF Life is provided with the Portfolio’s daily net asset value. TIAA-CREF Life then deducts Separate Account charges from the net asset value of the corresponding Investment Account.

Examples

The next two tables provide examples that are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, Contract fees, Separate Account annual expenses, and annual Portfolio operating expenses for currently available Portfolios.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume the full annual Contract maintenance fee of $25 is charged. The examples also assume that the Accumulation Value is less than $100,000, and thus the full mortality and expense risk charge of 0.40% is assessed. The example assumes that the Fund’s expense reimbursement agreement will remain in place through April 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter.

The first example assumes that there is no administrative expense charge waiver (and thus the administrative expense charge is 0.30%). The second example assumes the current administrative expense charge waiver is in place for each period (and thus the administrative expense charge is 0.10%). In both examples, we show you the costs assuming either the maximum or the minimum fees and expenses of the Portfolios. We also show you the costs if the GMDB option is chosen or not chosen.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be (whether or not your surrender or annuitize your Contract at the end of the applicable time period):

EXAMPLE WITHOUT FEE WAIVERS	1 Year	3 Years	5 Years	10 Years
Maximum Portfolio fees & expenses—no GMDB	$214	$661	$1,134	$2,441
Maximum Portfolio fees & expenses—with GMDB	$224	$691	$1,185	$2,544
Minimum Portfolio fees & expenses—no GMDB	$99	$309	$536	$1,190
Minimum Portfolio fees & expenses—with GMDB	$109	$340	$590	$1,306

EXAMPLE WITH FEE WAIVERS
Maximum Portfolio fees & expenses—no GMDB	$194	$600	$1,032	$2,233
Maximum Portfolio fees & expenses—with GMDB	$204	$630	$1,083	$2,338
Minimum Portfolio fees & expenses—no GMDB	$61	$229	$411	$938
Minimum Portfolio fees & expenses—with GMDB	$89	$278	$482	$1,073

These tables are provided to help you understand the various expenses you would bear directly or indirectly as an Owner of a Contract. Remember that they don’t represent actual past or future expenses or investment performance. Actual expenses may be higher or lower. For more information, see “Charges,” below.

For Accumulation Unit Value information for each Investment Account, please refer to Appendix A.

Intelligent Variable Annuity Prospectus	7

HOW DO I PURCHASE A CONTRACT?

To purchase a Contract, you must complete an application and make an initial payment of at least $2,500 (this amount may differ for Qualified Contracts). Additional Premiums, including under an automatic investment plan using Electronic Funds Transfers (EFT), must be at least $50. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I CANCEL MY CONTRACT?

You can examine the Contract and return it to TIAA-CREF Life for a refund, until the end of the “free look” period specified in your Contract (which is a minimum of 10 days, but varies by state). In states that permit it, we’ll refund the Accumulation Value calculated on the date that you returned the Contract and the refund request to us. (Note that the value of your initial Premium may have gone down during the period.) In states that don’t allow us to refund Accumulation Value only, we’ll refund the greater of the Accumulation Value or the Premiums you paid to the Contract. We will consider the Contract returned on the date it’s postmarked and properly addressed with postage pre-paid or, if it’s not postmarked, on the day we receive it at our Administrative Office. We will send you the refund within 7 days after we get written notice of cancellation and the returned Contract. If you live in a state that requires refund of Premiums, Premiums will be allocated to the TIAA-CREF Life Money Market Investment Account during the “free look” period. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I TRANSFER AMONG THE INVESTMENT OPTIONS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Subject to limitations, you may transfer portions of your Accumulation Value among the Investment Accounts. For more information, see “Transfers” and “Transfer Policies Regarding Market Timing and Frequent Trading.”

You may surrender your Contract or take cash withdrawals at any time before the annuity starting date. All cash withdrawals must be for at least $1,000 or your entire Accumulation Value. For more information, see “Cash Withdrawals.” Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

Guaranteed fixed annuity payments are available under the Contract and are payable from the General Account. The Contract offers a variety of annuity options, including: One-Life Annuities, which pay income as long as the Annuitant lives or until the end of a specified guaranteed period, whichever is longer; Fixed-Period Annuities, which pay income for a period of between 2 and 30 years; and Two-Life Annuities, which pay income as long as the Annuitant lives, then continues at either the same or a reduced level for the life of the Second Annuitant or until the end of a specified guaranteed period, whichever is greater. For more information, see “The Contract—the Annuity Period.”

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

A death benefit will be paid to your Beneficiary(ies) if either the Owner or Annuitant die during the Accumulation Period. The amount of the death benefit is the Accumulation Value on the Valuation Day we authorize payment of the death benefit. If, however, you have elected the Guaranteed Minimum Death Benefit (available for an extra charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit. For more information, see “Death Benefits.”

TIAA-CREF LIFE INSURANCE COMPANY AND TIAA

The Contracts are issued by TIAA-CREF Life Insurance Company, a stock life insurance company organized under the laws of the State of New York on November 20, 1996. All of the stock of TIAA-CREF Life is held by Teachers Insurance and Annuity Association of America (TIAA). TIAA-CREF Life’s headquarters are at 730 Third Avenue, New York, New York 10017-3206.

TIAA is a stock life insurance company, organized under the laws of the State of New York. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. TIAA is the companion organization of the College Retirement Equities Fund (CREF), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in the State of New York in 1952. Together, TIAA and CREF, serving approximately 3.7 million people, form the principal retirement system for the nation’s education and research communities and one of the largest retirement systems in the world, based on assets under management.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS

THE SEPARATE ACCOUNT

On July 27, 1998, we established TIAA-CREF Life Separate Account VA-1 under New York law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Contract. We may use the Separate Account to support other variable annuity contracts we issue. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the Securities and Exchange Commission.

8	Prospectus Intelligent Variable Annuity

We have divided the Separate Account into Investment Accounts, each of which invests in shares of one Portfolio. The Investment Accounts buy and sell Portfolio shares at net asset value. Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

The assets in the Separate Account are kept separate from our General Account and our other separate accounts. Assets equal to the reserves and contract liabilities of the Separate Account will not be charged with liabilities that arise from any other business we may conduct. We may transfer assets, in excess of the reserves and contract liabilities of the Separate Account, to our General Account. All income, gains and losses, whether or not realized, of an Investment Account will be credited to or charged against that Investment Account without regard to our other income, gains or losses. The valuation of all assets in the Separate Account will be determined in accordance with all applicable laws and regulations. The Separate Account may include other Investment Accounts that are not available under the Policies and are not discussed in this prospectus.

THE PORTFOLIOS

The Separate Account invests in shares of certain Portfolios through various Investment Accounts. The Portfolios are open-end management investment companies registered with the Securities and Exchange Commission (the “SEC”) under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolios by the SEC.

Before investing, carefully read the Portfolios’ prospectuses. The Portfolios’ prospectuses contain more information on each Portfolio’s investment objectives, strategies, limitations, risks, expenses and investment managers. In addition, the Portfolios’ prospectuses may detail additional fees, limitations or restrictions that may be imposed on the Investment Accounts and that we, in turn, may enforce against a Contract. The prospectus for each Portfolio is available by contacting us. In addition, if you receive a summary prospectus for a Portfolio, you may obtain a full statutory prospectus by referring to the contact information for the Portfolio company on the cover page of the summary prospectus.

Payments from Portfolios

We (and our affiliates) may receive payments, which may be significant, from some or all of the Portfolios, their investment managers, distributors or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Portfolios. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the management fee deducted from Contract assets. Contractowners, through their indirect investment in the Portfolios, bear the costs of these management fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive may be based upon a percentage of the Portfolio’s assets owned by the Investment Accounts. These percentages differ from Portfolio to Portfolio. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts.

Some of the Portfolios have adopted distribution plans pursuant to Rule 12b-1 of the 1940 Act. Under these plans, we or our affiliates may receive some or all of a Portfolio’s 12b-1 fees. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts. These payments are deducted from the assets of the Portfolios; therefore, they decrease the Portfolios’ investment return.

Selection of Portfolios

We select the Portfolios based on several criteria, including asset class coverage, the strength of the investment manager’s (or sub-adviser’s) reputation and record, investment performance and our ability to receive payments as described above. We review the Portfolios periodically and may remove a Portfolio or limit its availability for future transfers and allocations if we determine that the Portfolio no longer meets one or more of the selection criteria and/or if the Portfolio has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You are responsible for choosing your Investment Accounts and your allocations so that they are appropriate for your specific circumstances, including your goals, financial situation and risk tolerance. You should consult your registered representative who can provide advice on the Portfolios offered as not all of them may be suitable for long-term investment needs. You should monitor and periodically review your Investment Account selections and allocations to determine if they are still appropriate.

Intelligent Variable Annuity Prospectus	9

Portfolio Investment Managers and Investment Objectives

The following table summarizes each Portfolio’s investment objective(s). There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including a description of risks and expenses, in the Portfolio prospectuses. You should read these prospectuses carefully.

Portfolio	Investment Manager	Investment Objective
TIAA-CREF Life Bond Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return through income as is consistent with preserving capital, primarily from fixed-income securities.
TIAA-CREF Life Growth Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
TIAA-CREF Life Growth & Income Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.
TIAA-CREF Life International Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
TIAA-CREF Life Large-Cap Value Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
TIAA-CREF Life Money Market Fund[1]	Teachers Advisors, Inc.	Seeks high current income consistent with maintaining liquidity and preserving capital by investing in high-quality short-term money market instruments.
TIAA-CREF Life Real Estate Securities Fund	Teachers Advisors, Inc.	Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.
TIAA-CREF Life Small-Cap Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
TIAA-CREF Life Social Choice Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.
TIAA-CREF Life Stock Index Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.
Calamos Growth and Income Portfolio	Calamos Advisors LLC	Seeks high long-term total return through growth and current income.
Delaware VIP Diversified Income Series—Standard Class	Delaware Management Company	Seeks maximum long-term total return consistent with reasonable risk.
Delaware VIP International Value Equity Series—Standard Class	Delaware Management Company	Seeks long-term growth without undue risk to principal.
Delaware VIP Small Cap Value Series—Standard Class	Delaware Management Company	Seeks capital appreciation.
Delaware VIP Small Cap Value Series—Standard Class	Delaware Management Company	Seeks capital appreciation.
DFA VA Global Bond Portfolio	Dimensional Fund Advisors LP	Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA International Small Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA VA International Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.

10	Prospectus Intelligent Variable Annuity

Portfolio	Investment Manager	Investment Objective
DFA VA Short-Term Fixed Portfolio	Dimensional Fund Advisors LP	Seeks a stable real return in excess of the rate of inflation with a minimum of risk.
DFA VA US Large Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA US Targeted Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
[d3]
Franklin Income Securities Fund—Class 1	Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Small-Mid Cap Growth Securities Fund—Class 1	Franklin Advisers, Inc.	Seeks long-term capital growth.
Mutual Shares Securities Fund—Class 1	Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal.
Templeton Developing Markets Securities Fund—Class 1	Templeton Asset Management Ltd.	Seeks long-term capital appreciation.
ING Clarion Global Real Estate Portfolio—Class I	ING Investments, LLC ING Clarion Real Estate Securities (sub-advisor)	Seeks high total return consisting of capital appreciation and current income.
Janus Aspen Forty Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Overseas Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Perkins Mid Cap Value Portfolio— Institutional Shares	Janus Capital Management LLC Perkins Investment Management, LLC (sub-adviser)	Seeks capital appreciation.
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	Jennison Associates LLC	Seeks long-term growth of capital.
Prudential Series Fund—Natural Resources Portfolio—Class II	Jennison Associates LLC	Seeks long-term growth of capital.
Prudential Series Fund—Value Portfolio—Class II	Jennison Associates LLC	Seeks capital appreciation.
Legg Mason ClearBridge Variable Aggressive Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Advisors, LLC (sub-advisor)	Seeks capital appreciation.
Legg Mason Western Asset Variable Global High Yield Bond Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC Western Asset Management Company, (sub-advisor)	Seeks to maximize total return.
Legg Mason ClearBridge Variable Small Cap Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Advisors, LLC (sub-advisor)	Seeks long-term growth of capital.
MFS Growth Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Global Equity Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Investors Growth Stock Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Utilities Series—Initial Class	Massachusetts Financial Services Company	Seeks total return.
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	Neuberger Berman Management LLC Neuberger Berman LLC (sub-adviser)	Seeks growth of capital.
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	Neuberger Berman Management LLC Neuberger Berman LLC (sub-adviser)	Seeks growth of capital.
PIMCO VIT All Asset Portfolio—Institutional Class	Pacific Investment Management Company LLC Research Affiliates, LLC (sub-adviser)	Seeks maximum real return, consistent with preservation of real capital and prudent investment managements.
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PVC Equity Income Account I—Class 1	Principal Management Corporation Edge Asset Management, Inc. (sub-advisor)	Seeks to provide a relatively high level of current income and long-term growth of income and capital.

Intelligent Variable Annuity Prospectus	11

Portfolio	Investment Manager	Investment Objective
PVC MidCap Blend Account—Class 1	Principal Management Corporation Principal Global Investors, LLC. (sub-advisor)	Seeks long-term growth of capital.
Royce Capital Fund Micro-Cap Portfolio—Investment Class	Royce & Associates, LLC	Seeks long-term growth of capital.
Royce Capital Fund Small-Cap Portfolio—Investment Class	Royce & Associates, LLC	Seeks long-term growth of capital.
T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks a high level of income consistent with moderate fluctuations in principal value.
Wanger International	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

[1]

There is no assurance that this Portfolio will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based insurance charges, the yield on this Investment Account may become low and possibly negative.

Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Policies. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Contract may be very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment manager. Nevertheless, the investment performance of the Portfolios available under the Contract may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and we make no representation, that the investment performance of any of the Portfolios available under the Contract will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment manager, the same investment objectives and policies, and/or a very similar or nearly identical name.

Please read the prospectuses to obtain more complete information regarding the Portfolios. Keep this prospectus and the Portfolios’ prospectuses for future reference.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to take certain actions that we deem necessary to serve your best interests and appropriate to carry out the purposes of this Contract. When required by law, we will obtain approval by you, the Securities and Exchange Commission, and/or any appropriate regulatory authority. The actions that we may take include:

•	deregistering the Separate Account under the 1940 Act;

•	operating the Separate Account in any form permitted under the 1940 Act, or in any other form permitted by law;

•	taking any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

•	adding, combining or removing Investment Accounts in the Separate Account;

•

substituting, for the Portfolio shares held in any Investment Account, the shares of another class issued by the Portfolio, or the shares of another investment company or any other investment permitted by law;

•	change the way we deduct or collect charges under the Contract, but without increasing the charges unless and to the extent permitted by other provisions of this Contract;

•	making any other necessary technical changes in this Contract in order to conform with any action this provision permits us to take; and

•	adding to, eliminating, or suspending your ability to allocate Premiums or transfer Accumulation Value into any Investment Option.

We can add new Investment Accounts in the future that would invest in other Portfolios, funds or other investment vehicles. We don’t guarantee that the Separate Account, any existing Investment Account, or any Investment Account added in the future will always be available. We reserve the right to add or close Investment Accounts, substitute another Portfolio, fund or other investment vehicle without your consent, or combine Investment Accounts or Portfolios. A substituted Portfolio, fund or investment vehicle may have different fees and expenses. Substitutions and Investment Account closings may be made with respect to existing investments or the investment of future Premiums, or both. However, no substitution will be made without any necessary approval of the Securities and Exchange Commission. A Portfolio also may discontinue offering its shares to the Investment Accounts. In addition, we reserve the right to make other structural and operational changes affecting the Separate Account and the Contract.

We will notify you if any of these changes result in a material change in the underlying investments of an

12	Prospectus Intelligent Variable Annuity

Investment Account of the Separate Account to which any part of your Accumulation Value is allocated. Information about any such change will be filed with any regulatory authority where required and will be subject to any required approval.

If you object to a material change and a portion of your Accumulation Value is attributable to the affected Investment Account, then you may transfer that value into another Investment Account.

To effect such transfers, we must receive your acceptable request at our Administrative Office within 60 days of the postmarked notice of material change. We will not deduct a transfer charge for this transaction.

VOTING PORTFOLIO SHARES

The Separate Account is the legal owner of the shares of the Portfolios being offered through the Investment Accounts in your Contract. It therefore has the right to vote its shares at any meeting of the Portfolios’ shareholders. Generally, open-end investment companies, such as the Portfolios, do not hold annual meetings of shareholders. However, if and when shareholder meetings are held, we will give you the right to instruct us how to vote the shares attributable to your Contract. If we don’t receive timely instructions from you, we will vote your shares in the same proportion as the voting instructions received on all outstanding Contracts. Please note that the effect of proportional voting is that a small number of Contractowners may control the outcome of a vote. We may vote the shares of the Portfolios in our own right in some cases, if we determine that we may legally do so.

The number of Portfolio shares attributable to you is determined by dividing your interest in the applicable Investment Account by the net asset value of the underlying Portfolio.

THE CONTRACT—THE ACCUMULATION PERIOD

The Contract is an individual flexible-premium (you can contribute varying amounts) deferred annuity that accepts after-tax dollars for Non-Qualified and pre-tax dollars for Qualified Contracts. The rights and benefits of the Contract are summarized below. However, the descriptions you read here are qualified entirely by the Contract itself. We offer the Contract in most states and the District of Columbia, although the Contract may not be available to residents in every state.

PURCHASING A CONTRACT AND REMITTING PREMIUMS

Minimum Initial and Maximum Additional Premiums. We will issue you a Non-Qualified Contract as soon as we receive your completed application and your initial Premium at our Administrative Office. Initial Premiums must be for at least $2,500.

For Qualified Contracts you may not make Premium payments in excess of the applicable annual contribution limit as specified in the IRC. For advice on making contributions to a Qualified Contract, please consult your investment or tax advisor.

Please send your check, payable to TIAA-CREF Life Insurance Company, along with the application to:

TIAA-CREF

P.O. Box 724508

Atlanta, GA 31139

Note that we cannot accept money orders, travelers’ checks, or cash. In addition, we will not accept a third-party check where the relationship of the payor to the Contractowner cannot be identified from the face of the check. We will credit your initial Premium within two Business Days after we receive all necessary information or the Premium itself, whichever is later. If we don’t have the necessary information within five Business Days, we’ll return your initial Premium unless you instruct us otherwise upon being contacted.

Additional Premiums. Subsequent Premiums must be for at least $50. We reserve the right to limit Premiums to no more than $1,000,000 a year. Send a check, payable to TIAA-CREF Life Insurance Company, including your Contract number, to:

TC-Life VA Collections

P.O. Box 933866

Atlanta, GA 31139-3866

These Premiums will be credited as of the Business Day we receive them, and allocated in the same way as your investment instructions currently on file, unless you instruct otherwise. Currently, TIAA-CREF Life will accept Premiums at any time both the Contractowner(s) and the Annuitant(s) are living and your Contract is in the Accumulation Period. However, we reserve the right not to accept Premiums under this Contract after you have been given three months’ notice.

Electronic Payment. You may make initial or subsequent investments by electronic payment. You may also establish an automatic investment plan using Electronic Funds Transfers (EFT) by completing an authorization form. If the automatic investment plan is used for a Qualified Contract, you should consult your tax advisor for advice regarding maximum contributions. A federal wire is usually received the same day and an ACH is usually received by the second day after transmission. Be aware that your bank may charge you a fee to wire funds, although ACH is usually less expensive than a federal wire. Here’s what you need to do:

1.	If you are sending in an initial Premium, send us your application;

2.	Instruct your bank to wire money to:

Wachovia Bank, N.A.

ABA Number 031201467

Avondale, PA

Account of: TIAA-CREF Life Insurance Company

Account Number: 2000035305820

3.	Specify on the wire:

Intelligent Variable Annuity Prospectus	13

•	Your name, address and Social Security Number(s) or Taxpayer Identification Number

•	Indicate if this is for a new application or existing Contract (provide Contract number if existing)

More About Remitting Premiums. We will not be deemed to have received any Premiums sent to the addresses designated in this prospectus for remitting Premiums until the third party service administrator has received such Premiums along with any necessary information.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth, social security number and other information that will allow us to identify you, such as your home telephone number. Until you provide us with the information we need, we may not be able to open an account or effect any transactions for you.

If we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include closing your account.

Certain Restrictions. You may only open one Contract in any calendar year. Except as otherwise described in this prospectus, the Contract doesn’t restrict how large your Premiums are or how often you send them, although we reserve the right to impose restrictions in the future.

We reserve the right to reject any Premium payment or to place dollar limitations on the amount of a Premium. If mandated under applicable law, including federal laws designed to counter terrorism and prevent money laundering, we may be required to reject a Premium payment. We may also be required to block a Contractowner’s account and refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Investment Account Accumulation

At the end of any Business Day, the Accumulation Value in each Investment Account is equal to the number of Accumulation Units in each Investment Account multiplied by the Accumulation Unit value for that Investment Account.

The Number of Accumulation Units in any Investment Account at the end of the day will be increased by:

•	Premiums allocated to that Investment Account; and

•	Transfers from another Investment Account;

And will be decreased by:

•	Deductions of Premium taxes incurred for the Investment Account; and

•	Withdrawals from Accumulation Value in the Investment Account; and

•	Transfers to another Investment Account; and

•	Any portion of the death benefit paid; and

•	Annual maintenance fee that has been deducted from the Investment Account; and

•	Redemption charges imposed by a Portfolio underlying an Investment Account.

Every time you allocate or transfer money to or from an Investment Account, we convert that dollar amount into Accumulation Units. We determine the number of Accumulation Units we credit to, or subtract from, your Contract by dividing the dollar amount of the transaction by the Accumulation Unit value for that Investment Account at the end of the Business Day.

ACCUMULATION UNIT VALUE

We determine an Accumulation Unit value for each Investment Account to reflect how investment performance affects the Accumulation Value. Unit values will vary among Investment Accounts. The Unit value may increase or decrease from one Business Day to the next.

The Accumulation Unit value of any Investment Account at the end of any Business Day equals:

•	The Accumulation Unit value of the Investment Account on the immediately preceding Business Day; multiplied by

•	The net investment factor for that Investment Account on that Investment Day.

The net investment factor:

•	Measures the investment performance of an Investment Account from one Business Day to the next;

•	Increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio;

•	Decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the underlying Portfolio expenses; and

•	Decreases to reflect the mortality and expense risk charge which is based upon the following annual rates applied to total value in all Investment Accounts:

•	0.40% if the value of Accumulation Units in all Investment Accounts is less than $100,000;

•	0.25% if the value of Accumulation Units in all Investment Accounts is from $100,000 to $500,000; and

•	0.15% if the value of Accumulation Units in all Investment Accounts is more than $500,000.

•	In contract years 11 and later, the annual rate is 0% regardless of the value of Accumulation Units in all Investment Accounts

14	Prospectus Intelligent Variable Annuity

•	Decreases to reflect an Administrative Expense charge of 0.10% (0.30% before waiver) for all contract years; and

•	If applicable, decreases to reflect the Guaranteed Minimum Death Benefit (GMDB) charge of 0.10%.

Accumulation Unit values on any non-Business Day are determined using the Unit values as of the most recent prior Business Day.

We deduct the mortality and expense risk charge to compensate us for certain mortality and expense risks we assume, and for certain expenses we incur. The mortality risk is the risk that an Annuitant will live for a longer time than we project. The expense risk is the risk that the expenses that we incur will exceed the Contract charges.

In order to accommodate the varying mortality and expense risk charges, as well as the application of the GMDB charge on certain contacts, separate Accumulation Unit values will be maintained via different charge bands. On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium or withdrawal, we also will transfer Accumulation Units between bands if the Premium or withdrawal causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

GENERAL CONSIDERATIONS FOR ALL TRANSFERS AND CASH WITHDRAWALS

You can tell us how much you want to transfer or withdraw in dollars, Accumulation Units, or as a percentage of your Accumulation Value.

Transfers and cash withdrawals are effective at the end of the Business Day we receive your request and any required information and documentation. Transfers and cash withdrawals made at any time other than during a Business Day will be effective at the end of the next Business Day. You can also defer the effective date of a transfer or cash withdrawal to a future Business Day acceptable to us.

TRANSFERS

You can transfer some (at least $250 at a time) or all of the amount you accumulate under your Contract among the Separate Account’s Investment Accounts. Currently, we limit the number of transfers you may make among the Investment Account options. Please see “Transfer Policies Regarding Market Timing and Frequent Trading.” We do not assess a transfer charge.

To request a transfer, write to or call our Administrative Office, or go to our Web Center’s account access feature at www.tiaa-cref.org. If you make a telephone or Internet transfer at any time other than during a Business Day, it will be effective at the close of the next Business Day. We can suspend or terminate your ability to transfer by telephone, fax, or over the Internet at any time for any reason.

TRANSFER POLICIES REGARDING MARKET TIMING AND FREQUENT TRADING

There are Contractowners who may try to profit from transferring money back and forth among Investment Accounts in an effort to “time” the market. As money is shifted in and out of these Investment Accounts, we incur transaction costs and the underlying Portfolios incur expenses for buying and selling securities. These costs are borne by all Contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for Portfolios invested primarily in foreign securities, such as the TIAA-CREF Life International Equity Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, if, within a 60-day calendar day period, a Contractowner redeems or exchanges any monies out of an Investment Account that holds shares of a Portfolio (other than an Investment Account that invests in the TIAA-CREF Life Money Market Fund and transfers made pursuant to the dollar cost averaging and automatic account rebalancing programs), subsequently purchases or exchanges any monies back into that same Investment Account holding shares of the Portfolio and then redeems or exchanges any monies out of the same Investment Account, the Contractowner will not be permitted to make electronic transfers (i.e., transfers over the Internet, by telephone or fax) back into that same Investment Account holding shares of the Portfolio through a purchase or exchange for 90 calendar days.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an Investment Account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the Portfolios under the separate account.

If we regard the transfer activity as disruptive to an underlying Portfolio’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a Contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all Contractowners. We reserve the right to waive these policies where management believes that the waiver is in the Contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect Contractowners from the effects of short-term

Intelligent Variable Annuity Prospectus	15

trading. Except as stated above, no exceptions are made with respect to the policies. The Contract is not appropriate for market timing. You should not invest in the Contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the Portfolios under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA-CREF Life or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term Contractowners, increased transaction costs, and interference with the efficient portfolio management of the affected Portfolio.

The Portfolios available as investment options under the Contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The policies and procedures of a Portfolio may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other Portfolios. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the Portfolios. However, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contractowners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contractowners who violate the market timing and excessive trading policies established by the Portfolio.

CASH WITHDRAWALS

You can withdraw some or all of your Accumulation Value in the Investment Accounts. Cash withdrawals must be for at least $1,000 (or your entire Accumulation Value, if less). Any withdrawal that would reduce your entire Accumulation Value below $1,000 will be considered a request for a full surrender. Surrenders from Qualified Contracts may be restricted or prohibited. There’s no charge for cash withdrawals.

If you withdraw your entire Accumulation Value in the Separate Account, we’ll cancel your Contract and all of our obligations to you under the Contract will end. We will deduct the annual maintenance fee from any surrender proceeds.

Withdrawals are subject to income tax, and a 10% penalty tax may apply if you are under age 59 1/2. (See “Federal Income Taxes.”)

SYSTEMATIC WITHDRAWALS

If your Accumulation Value is at least $10,000, you may have withdrawals made from one or more of the Investment Accounts on a systematic basis. Systematic withdrawals can be made monthly, quarterly, semi-annually or annually, from the first to the twenty-eighth day of the month. If the scheduled date of a systematic withdrawal is not a Business Day, the withdrawal will be deemed as a redemption request made on the previous Business Day and priced accordingly.

The starting date for systematic withdrawals must be at least seven calendar days after we receive all required forms. Systematic withdrawals will continue until the earliest of the following:

•	the date you tell us to stop, or

•	your Accumulation Value in any Investment Account is insufficient, or

•	a withdrawal would cause your Accumulation Value to fall below $1,000, or

•	your death, or

•	the Annuitant’s death.

A periodic withdrawal amount must be either in dollars, or in percentage of Accumulation Value, or in numbers of Accumulation Units. The initial periodic withdrawal amount must be at least $100. Systematic withdrawals paid by check may be subject to a fee of up to $5 per payment. You may not have more than one systematic withdrawal program in effect at any one time.

Systematic withdrawals are not available to you while you own any other deferred annuities issued by us that:

•	accept only after-tax contributions, and

•	were issued during the calendar year in which the Contract was issued, and

•	have an Accumulation Value greater than zero.

Systematic withdrawals are subject to all provisions applicable to withdrawals, except as otherwise provided herein. We may restrict the availability of systematic withdrawals from any new Investment Accounts that are added to your Contract after the issue date of the Contract. We may suspend future systematic withdrawals with ninety days’ written notice to you.

DOLLAR COST AVERAGING

If your Accumulation Value is at least $10,000, you may elect to participate in a dollar cost averaging program by providing us with acceptable notice. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium into the Investment Accounts over a period of time by systematically and automatically transferring, on a periodic basis, specified dollar amounts from the TIAA-CREF Life Money Market Account to any Investment Account(s). This allows you to potentially reduce the risk of investing most of your Premium into the Investment Accounts at a time when

16	Prospectus Intelligent Variable Annuity

prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high.

You choose whether transfers will be made on a monthly or a quarterly basis on the 1st through the 28th day of the month. If you don’t select a timing basis, we will make monthly transfers. Equal amounts (minimum $100) are automatically transferred from the TIAA-CREF Life Money Market Investment Account to your designated “target Investment Options” in the percentages selected. You may have multiple target Investment Options.

The starting date of a dollar cost averaging program must be at least seven calendar days after we receive all required forms, and a dollar cost averaging program can not begin during the “free look” period. We reserve the right to allow you to start only one dollar cost averaging program in any contract year or successive 12 month period. If an automatic account rebalancing program is in effect, a dollar cost averaging program cannot be initiated.

Dollar cost averaging will end if we receive an acceptable request to cancel the participation, the value of the TIAA-CREF Life Money Market Investment Account is insufficient to make the transfer, or the specified number of transfers has been completed. We may suspend dollar cost averaging program transfers with ninety days written notice to you. We reserve the right to terminate the dollar cost averaging program.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent Trading.”

AUTOMATIC ACCOUNT REBALANCING PROGRAM

You may elect to participate in an automatic account rebalancing program by providing us with acceptable notice. Automatic account rebalancing will allow you to maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a monthly, quarterly, semi-annual or annual basis on the 1st through the 28th day of the month.

We reserve the right to allow you to start only one automatic account rebalancing program in any contract year or successive 12-month period. If a dollar cost averaging program is in effect, an automatic account rebalancing program cannot be initiated.

Automatic account rebalancing will end if we receive an acceptable request to cancel your participation. We reserve the right to terminate the automatic account rebalancing program for a particular Contract.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent Trading.”

WITHDRAWALS TO PAY ADVISORY FEES

In certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor. You will be required to complete and return certain forms to effect these cash withdrawals, indicating how you want the money to be withdrawn. If you do not specify how you want the money withdrawn, we will make the withdrawal from each of your Investment Accounts on a pro rata basis. As a Non-Qualified Contract, the withdrawal will be treated like any other distribution; it may be included in gross income for federal tax purposes and, if the Owner is under age 59 1/2, it may be subject to a 10% penalty tax. You should consult a tax advisor regarding the tax treatment of the payment of advisor fees from your Contract.

You may use systematic withdrawals to pay these advisory fees. Such withdrawals must be quarterly, not earlier than the seventh Business Day after the end of a calendar quarter. The amount withdrawn must be specified in dollars or in percentage of your Accumulation Value as of the end of the quarter. The financial advisor may request that we stop making withdrawals. We may determine the eligibility of financial advisors for systematic withdrawal payments.

These fees will go to individual registered investment advisers who are not affiliated with us or the Separate Account investment adviser. These fees are not Contract charges retained by us. These fees also are not the investment advisory fees paid by the underlying Portfolios. We will not assess any charge for the withdrawal of these fees.

TAX ISSUES

Make sure you understand the possible federal and other income tax consequences of transfers and cash withdrawals. Cash withdrawals are taxed at the rates for ordinary income—i.e., they are not treated as capital gains. Withdrawals before age 59 1/2 may subject you to early-distribution taxes as well. For more information, see “Federal Income Taxes.”

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each Business Day from the assets of each Investment Account for various services required to administer the Separate Account and the Contracts and to cover certain insurance risks borne by TIAA-CREF Life. While TIAA-CREF Life reserves the right to increase the Separate Account charges at any time, we will provide at least three months’ notice before any raise.

Administrative Expense Charge. This charge is for administration and operations, such as allocating Premiums and administering Accumulation Value. The daily deduction is equivalent to 0.30% of Accumulation Value annually. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

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We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. While we reserve the right to increase this charge at any time, we will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the Contracts. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

The daily deduction is equivalent to the following percentages of Accumulation Value annually:

During the First 10 Contract Years:
If Accumulation Value is less than $100,000:	0.40%
If Accumulation Value is between $100,000–$500,000:	0.25%
If Accumulation Value is greater than $500,000:	0.15%
After the First 10 Contract Years:	0.00%

On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium or withdrawal, we also will transfer Accumulation Units between bands if the Premium or withdrawal causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

Our mortality risks come from our obligations under the Contracts to make annuity payments under the One-Life Annuity and the Two-Life Annuity and to pay death benefits before the Annuity Period begins. We assume the risk of making annuity payments regardless of how long the Annuitant(s) may live or whether the mortality experience of Annuitants as a group is better than expected. We also bear a risk in connection with our Guaranteed Minimum Death Benefit guarantee, since this death benefit may be more than your Accumulation Value.

Our expense risk is the possibility that our actual expenses for administering and marketing the Contract and for operating the Separate Account will be higher than the amount recovered through the administrative expense charge.

If the mortality and expense risk charge isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our General Account assets, which may include amounts derived from the mortality and expense risk charge, to Teachers Personal Investors Services, Inc. (TPIS), the principal underwriter of the Contract.

Guaranteed Minimum Death Benefit Charge. If you elect the Guaranteed Minimum Death Benefit, we will assess an additional charge of 0.10% of Accumulation Value, on an annual basis, as compensation for providing this guaranteed benefit. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

OTHER CHARGES AND EXPENSES

Portfolio Expenses. Each Investment Account purchases shares of the corresponding Portfolio at net asset value. Certain deductions and expenses of the underlying Portfolios are paid out of the assets of the Portfolios. These expenses may include charges for portfolio accounting, custody, and other services provided to the Portfolio. The Portfolios’ investment advisers also are entitled to an annual management fee based on a percentage of the average daily net assets of each Portfolio. Portfolio expenses are not fixed or specified under the terms of the Contract, and may change periodically. For further information, consult the Portfolios’ prospectuses and the Annual Operating Expense table included in the summary of this prospectus.

No Deductions from Premiums. The Contract provides for no front-end charges.

Premium Taxes. Currently, residents of several states may be subject to premium taxes on their Contract. We normally will deduct any charges for premium taxes from your Accumulation Value when it’s applied to provide annuity payments. However, if a jurisdiction requires that premium taxes be paid at other times, such as when Premiums are paid or when cash withdrawals are taken, we’ll deduct premium taxes then. State premium taxes currently range from 1.00 percent to 3.50 percent of Premium payments.

Annual Maintenance Fee. Your Contract will be subject to an annual maintenance fee of $25 to compensate us for the expenses associated with administering your Contract. We will assess this fee on every annual anniversary of your Contract and on surrender of your Contract. We will waive the annual maintenance fee if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the day you surrender your Contract. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, we will deduct the fee from the TIAA-CREF Life Money Market Investment Account. Otherwise, we will deduct the fee from the Investment Accounts in proportion the Accumulation Value in each Investment Account. We do not deduct this charge during the Annuity Period.

Transfer Charge. We do not charge you for transfers.

Surrender Charge. We do not deduct any surrender charges if you withdraw all Accumulation Value from the Contract, although we will assess the annual maintenance fee.

THE CONTRACT—THE ANNUITY PERIOD

You can apply your Accumulation Value to provide annuity payments from a fixed account that is part of our General Account. Annuity payments will be based, among

18	Prospectus Intelligent Variable Annuity

other things, on the amount of your Accumulation Value, your choice of Income Option, and your choice among the payout options. You may elect to receive monthly, quarterly, semi-annual or annual payments. If your annuity payments would be less than $100 under the payment option you choose, we may make annuity payments less frequently than that. The total value of annuity payments made to you may be more or less than the total Premiums you paid under the Contract.

WHEN ANNUITY PAYMENTS BEGIN

Generally you pick the date when you want annuity payments to begin when you first apply for a Contract. The date you choose cannot be later than the Annuitant’s 90th birthday. You can choose or change this annuity starting date at any time before annuity payments begin. In any case, the annuity starting date will be the first day of a month and can not be earlier than fourteen months after the day your Contract is issued (twelve months for Contracts issued in Florida). Your first annuity check may be delayed while we process your choice of Income Options and calculate the amount of your initial payment.

For payments to begin on the annuity starting date you chose, we must have received all information and documentation necessary for the Income Option you’ve picked. If we haven’t received all the necessary information, we’ll defer the annuity starting date until the first day of the month after the information has reached us, but not beyond the Annuitant’s 90th birthday. If you haven’t picked an Income Option by then or if we have not otherwise received all the necessary information, we will begin payments under a One-Life Annuity with, if allowed under federal tax law, a ten year guaranteed period. The payments will be made out of the fixed account.

We’ll send your annuity payments by mail to your home address or (on your request) by mail or electronic fund transfer to your bank. If the address or bank where you want your payments changes, it’s your responsibility to let us know. We can send payments to your residence or most banks abroad.

INCOME PAYMENTS

Your payments are based on your Accumulation Value determined on the last Business Day before the annuity starting date. At the annuity starting date, the dollar amount of each annuity payment resulting from your Accumulation Value is fixed, based upon:

•	the annuity option you choose

•	the length of the fixed period or guaranteed period, as applicable

•	the frequency of payment you choose

•	the ages of the Annuitant and any Second Annuitant, and

•	the current annuity rates, not to be less than those specified in your Contract’s rate schedule.

Payments are not variable—they won’t change based on the investment experience of any Investment Account.

ANNUITY OPTIONS

You have a number of different annuity options. The current options are:

•

One-Life Annuities with or without Guaranteed Period. Pays income as long as the Annuitant lives. If you opt for a guaranteed period (10, 15 or 20 years) and your Annuitant dies before it’s over, income payments will continue to you or your Beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at the Annuitant’s death—so that it’s possible for you to receive only one payment if your Annuitant dies less than a month after payments start.

• Fixed-Period Annuities. Pays income for a stipulated period of not less than two nor more than thirty years. At the end of the period you’ve chosen, payments stop. If you die before the period is up, your Beneficiary becomes the Contractowner.

• Two-Life Annuities with or without Guaranteed Period. Pays income to you as long as the Annuitant or Second Annuitant lives, then continues at either the same or a reduced level for the life of the survivor, or until the end of the specified guaranteed period, whichever period is longer. There are three types of two-life annuity options, all available with or without a guaranteed period—Full Benefit While Either the Annuitant or the Second Annuitant is Alive, Two-Thirds Benefit After the Death of Either the Annuitant or the Second Annuitant, and a Half-Benefit After the Death of the Annuitant.

Your Beneficiary has the right to receive in a lump sum the commuted value of any periodic payments or other amounts remaining due under a Fixed-Period Annuity or Life Annuity with a Guaranteed Period. The commuted value, which is the present value of annuity payments used when an annuity will be paid in a lump sum instead of a series of payments, is equal to the sum of payments less the interest that would have been earned from the effective date of the commuted value calculation to the date each payment would have been made. The interest rate used is the same as that used to determine the guaranteed amount of the annuity payments.

DEATH BENEFITS

AVAILABILITY; CHOOSING BENEFICIARIES

Unless the “Special Option For Spouses” described immediately below applies, the death benefit will be paid if either the Owner or Annuitant dies during the Accumulation Period. When you fill out an application for a Contract, you name one or more Beneficiaries to receive the death benefit if you die. You can change your Beneficiary at any time during the Accumulation Period. For more information on designating Beneficiaries, contact TIAA-CREF Life or your legal adviser.

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SPECIAL OPTION FOR SPOUSES

If the surviving spouse is the sole Beneficiary when the Owner dies, the spouse can choose to become the Contractowner and continue the Contract, or receive the death benefit. If the surviving spouse does not make a choice within 60 days after we receive proof of death, the spouse will automatically become the Contractowner, and no death benefit will be paid to the surviving spouse. Your spouse will also become the Annuitant if you were the Annuitant.

The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

AMOUNT OF DEATH BENEFIT

The amount of the death benefit is your Accumulation Value on the Valuation Day we authorize payment of the death benefit. We will authorize payment of a Beneficiary’s portion of the death benefit on the date we receive due proof of death of an Owner or Annuitant and all information required to be furnished for payment of that Beneficiary’s portion of the death benefit.

If you have elected the Guaranteed Minimum Death Benefit (for an additional charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit (see below).

GUARANTEED MINIMUM DEATH BENEFIT OPTION

If you elected the Guaranteed Minimum Death Benefit option (for an additional charge) and, on the Business Day we authorize payment of the death benefit, this amount is greater than the Contract death benefit (which is equal to the Accumulation Value), then we will pay the Guaranteed Minimum Death Benefit instead of the Contract death benefit.

The Guaranteed Minimum Death Benefit on any Business Day is equal to the sum of all Premiums credited under the Contract less the “adjusted sum” of each withdrawal made.

The adjusted sum of each withdrawal made is equal to the sum of each withdrawal multiplied by the greater of 1 or the following:

•	the value of the Guaranteed Minimum Death Benefit on the Business Day preceding the withdrawal, divided by

•	the Accumulation Value on the Business Day of the withdrawal, excluding the effect of any transactions on that day.

Multiple withdrawals made on any single day will be aggregated for the purpose of this calculation.

The following example is intended to illustrate how we calculate the Guaranteed Minimum Death Benefit. Assume:

•	On July 16th , an initial Premium of $10,000 is received by us and the Contract is issued.

•	The Accumulation Value equals $10,000.

•	The Contract death benefit, which is equal to the Accumulation Value, is also $10,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($0), also equals $10,000.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $10,000. Because the Guaranteed Minimum Death Benefit is not greater than the Contract death benefit, we will not instead pay the Guaranteed Minimum Death Benefit.

•	On August 21st, a withdrawal of $2,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $8,500. After the withdrawal, the Accumulation Value equals $6,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $6,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $2,000 withdrawal is equal to the withdrawal ($2,000) multiplied by the greater of:

1.	1; or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($10,000) divided by the current Accumulation Value excluding the effect of any transactions on that day ($8,500). This equals 1.1764706 ($10,000/$8,500).

•	Because 1.176 is greater than 1, the withdrawal ($2,000) is multiplied by 1.1764706 to equal $2,352.94.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $7,647.06.

If a death benefit were to be paid on this date, it would be equal to the Guaranteed Minimum Death Benefit of $7,647.06, because this amount is greater than the Contract death benefit of $6,500.

•	On September 1st, a subsequent Premium of $20,000 is received by us.

•	Assume that prior to receipt of the Premium, the Accumulation Value equals $9,000. After the Premium is received, the Accumulation Value equals $29,000.

•	The Contract death benefit, which is equal to the Accumulation Value after the Premium is received, is $29,000.

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•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $27,647.06 ($30,000–$2,352.94).

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $29,000, which is greater than the Guaranteed Minimum Death Benefit of $27,647.06.

•	On September 28th, a withdrawal of $5,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $31,500. After the withdrawal, the Accumulation Value equals $26,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $26,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $5,000 withdrawal is equal to the withdrawal ($5,000) multiplied by the greater of:

1.	1; or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($27,647.06) divided by the current Accumulation Value excluding the effect of any transactions on that day ($31,500). This equals 0.877684 ($27,647.06/$31,500).

•	Because 1 is greater than 0.877684, the withdrawal ($5,000) is multiplied by 1 to equal $5,000.
•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($7,352.94=$2,352.94+$5,000), equals $22,647.06.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $26,500, which is greater than the Guaranteed Minimum Death Benefit of $22,647.06.

The Guaranteed Minimum Death Benefit is a guaranteed minimum, which means that we will only pay this amount if it is greater than the Contract death benefit.

The daily charge for the Guaranteed Minimum Death Benefit is shown in the “Separate Account Charges” section of this Prospectus. You may not elect the Guaranteed Minimum Death Benefit after we issue your Contract, and may not cancel it after we issue your Contract.

METHODS OF PAYMENT OF DEATH BENEFITS

The sole method of payment for death benefits is a single-sum payment. The entire death benefit is paid at once. If there is more than one Beneficiary, we will pay each Beneficiary, in a single-sum payment, his or her portion of the death benefit as determined on the Valuation Day we receive all information required to be furnished for payment of that Beneficiary’s portion of the death benefit. Because Beneficiaries may provide the required information to us on different days, Beneficiaries may receive differing amounts, even where all Beneficiaries have been designated so as to share equally in the death benefit proceeds.

Death benefit payments must be made within five years of your death. Upon payment of the entire death benefit, the Contract will terminate.

In all events, the death benefit and the termination provisions of the Contract will be administered in accordance with the requirements of Sections 72(s) or 401(a)(9), as applicable to your Contract.

DELAYS IN PAYMENTS

We usually pay the amounts of any surrender, partial withdrawal, death benefit proceeds, or transfer from the Investment Accounts within 7 days after we receive all applicable acceptable notices, and/or due proofs of death. However, we can postpone these payments if:

•

the New York Stock Exchange is closed for trading, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; or

•

an emergency exists, as a result of which the Securities and Exchange Commission determines that (A) the disposal of shares in an Investment Account or its corresponding Portfolio is not reasonably practicable, or (B) it is not reasonably practicable to fairly determine the value of the net assets of an Investment Account or its corresponding Portfolio; or

•	an Investment Account or its corresponding Portfolio otherwise suspends payment or redemption of its shares pursuant to an order of the Securities and Exchange Commission; or

•	you have submitted a check or draft to our Administrative Office, in which case we have the right to defer payment until the check or draft has been honored.

If, pursuant to Securities and Exchange Commission rules, the TIAA-CREF Life Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Life Money Market Sub-Account until the Fund is liquidated.

FEDERAL INCOME TAXES

The following discussion is based on our understanding of current federal income tax law, and is subject to change. For complete information on your personal tax situation, check with a qualified tax adviser.

Intelligent Variable Annuity Prospectus	21

TAXATION OF ANNUITIES

The following discussion assumes the Contracts qualify as annuity Contracts for federal income tax purposes:

In General. Internal Revenue Code (IRC) Section 72 governs annuity taxation generally. We believe an Owner who is a natural person usually won’t be taxed on increases in the value of a Contract until there is a distribution (i.e., the Owner withdraws all or part of the Accumulation Value or takes annuity payments). Since transfers among Investment Accounts under the Contract aren’t considered distributions, they won’t be taxed. Assigning, pledging, or agreeing to assign or pledge any part of the Accumulation Value usually will be considered a distribution.

Withdrawals of accumulated investment earnings are taxable as ordinary income. The IRC generally requires Non-Qualified Contract withdrawals to be first allocated to investment earnings.

Non-Natural Persons. The Owner of any annuity Contract who is not a natural person (such as a corporation or trust) generally must include in income any increases in the value of the Contract during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

Qualified and Non-Qualified Contracts. The Contract can only be purchased as an individual, and is referred to as a Non-Qualified Contract. Annuity contracts purchased as part of an IRA, Roth IRA, SEP or SIMPLE plan are referred to as a Qualified Contract.

The following discussion applies generally to Contracts owned by a natural person:

Withdrawals. If you make a withdrawal from your Non-Qualified Contract, the IRC generally treats such a withdrawal as first coming from earnings and then from your Premiums. Such withdrawn earnings are includible in income.

Diversification Requirements. The IRC requires that the investments of each Investment Account of the Separate Account underlying the Contracts be “adequately diversified” in order for the Non-Qualified Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Investment Account, through the Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contractowners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of a Contractowner to allocate Premiums and transfer amounts among the Investment Accounts of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contractowner from being treated as the Owner of the Separate Account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the IRC requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner (as defined under Federal law), the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Annuity endorsement contains provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Penalty Tax on Certain Withdrawals. The IRC also provides that any amount received under an annuity contract that is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)	paid on or after the taxpayer reaches age 59 1/2;

(2)	paid after you die;

(3)	paid if the taxpayer becomes totally disabled (as that term is defined in the IRC);

(4)	paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)	paid under an immediate annuity; or

(6)	that come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

22	Prospectus Intelligent Variable Annuity

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, these amounts are taxed to the recipient: (i) if distributed in a lump sum, in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, in the same way as annuity payments.

Partial 1035 Exchanges. Section 1035 of the IRC provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service (IRS) has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also generally qualify as a non-taxable exchange. IRS guidance provides that a distribution from either of the contracts involved in the direct partial exchange within 12 months of the exchange would result in the exchange being treated as a taxable distribution from the first contract, followed by a payment for the second contract, except in limited circumstances, including a lifetime event such as divorce, disability or loss of employment which occurred between the date of the partial direct exchange and the withdrawal. Contractowners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

Transferring or assigning Contract ownership, pledging the Contract as security for a loan, designating an Annuitant, payee or other Beneficiary who is not also the Owner, selecting certain maturity dates, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax adviser.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment option you select, in general, only a portion of the annuity payments you receive will be includable in your gross income. In general, the excludable portion of each annuity payment you receive will be determined as follows: by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If, after the annuity commencement date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return. You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

WITHHOLDING

Annuity distributions are usually subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

In determining gross income, Section 72(e) will treat as one contract all TIAA-CREF Life and TIAA Non-Qualified deferred annuity Contracts issued to the same Owner during any calendar year. This could affect when income is taxable and how much might be subject to the 10 percent penalty tax (see above). Consult a tax adviser before buying more than one annuity Contract for the purpose of gaining a tax  advantage.

POSSIBLE CHARGE FOR TIAA-CREF LIFE’S TAXES

Currently we don’t charge the Separate Account for any federal, state, or local taxes on it or its Contracts (other than premium taxes—see “Charges”), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

OTHER TAX ISSUES

Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the

Intelligent Variable Annuity Prospectus	23

decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

Generation-skipping transfer tax. Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity purchases by residents of Puerto Rico. The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

TAX ADVICE

What we tell you here about federal and other taxes isn’t comprehensive and is for general information only. It doesn’t cover every situation. Taxation varies depending on the circumstances, and state and local taxes may also be involved. For complete information on your personal tax situation, check with a qualified tax adviser.

GENERAL MATTERS

FINANCIAL CONDITION OF TIAA-CREF LIFE

The benefits under your Contract are paid by us from our General Account assets and/or your Accumulation Value held in the Separate Account. It is important that you understand how your Contract works and how our ability to meet our obligations affects your Contract. Payment of your Contract benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for Accumulation Value allocated to the Investment Accounts. Your Accumulation Value in the Investment Accounts is part of the assets of the Separate Account. These assets are segregated and insulated from our General Account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your Accumulation Value allocated to the Separate Account should generally not be adversely affected by the financial condition of our general account. With very limited exceptions, all assets in the Separate Account attributable to your Accumulation Value and that of all other Contractowners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See “SEPARATE ACCOUNT.”

Assets in the General Account. Any guarantees under the Contract that exceed your Accumulation Value in the Separate Account, such as those associated with the death benefit, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Accumulated Value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well, such as market value adjusted annuities, and we also pay our obligations under these products from the assets in our General Account. These General Account products are subject to our claims-paying ability. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the Contract would generally receive the same priority as our other policy holder obligations.

24	Prospectus Intelligent Variable Annuity

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements a specified amount of reserves in order to meet the contractual obligations to pay the claims of our contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts required under state law to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value. We continually evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information (“SAI”). For information on how to obtain a copy of the SAI, see the cover page of this Prospectus.

TELEPHONE AND INTERNET TRANSACTIONS

To speak with a customer service representative to make requests related to your Contract or to obtain more information, you can call the Administrative Office at 877 694-0305.

You can also use the TIAA-CREF Web Center’s account access feature to check your Accumulation Value and current allocation percentages, and make transfers. You will be asked to enter your Contract number and last four digits of your Social Security number. You will be led through the transaction process and will use reasonable procedures to confirm that instructions given are genuine. All transactions made through the Web Center are electronically recorded. To use the Web Center’s account access feature, access the TIAA-CREF Internet home page at www.tiaa-cref.org.

Computer systems may not always be available. Any computer system, whether it is yours, your service provider’s, your registered representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.

You should protect your Contract number and social security number, because automated transaction options will be available to anyone who provides your Contract number and social security number. We may not be able to verify that you are the person providing instructions through the Web Center, or that you have authorized any such person to act for you.

We can suspend or terminate your ability to transact by telephone, fax, or over the Internet at any time for any reason.

CONTACTING TIAA-CREF LIFE

We won’t consider any notice, form, request, or payment to have been received by TIAA-CREF Life until it reaches our Administrative Office. You can ask questions by calling toll-free 877 694-0305.

ELECTRONIC PROSPECTUSES

If you received this prospectus electronically and would like a paper copy, please call 877 694-0305, and we will send it to you.

HOUSEHOLDING

To cut costs and eliminate duplicate documents sent to your home, we may begin mailing only one copy of the prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents, to your household, even if more than one Contractowner lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call us toll-free at 877 694-0305, or write us.

SIGNATURE REQUIREMENTS

For some transactions, we may require your signature to be notarized or guaranteed by a commercial bank or a member of a national securities exchange.

ERRORS OR OMISSIONS

We reserve the right to correct any errors or omissions on any form, report or account statement that we send you.

DISTRIBUTING THE CONTRACTS

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Intelligent Variable Annuity Prospectus	25

The Contracts are offered by TIAA-CREF Individual & Institutional Services, LLC (“TC Services”), a subsidiary of TIAA which is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, or FINRA. TC Services may also enter into selling agreements with third parties to distribute the Contracts. TC Services is considered the “principal underwriter” for interests in the Contract. Anyone distributing the Contract must be a registered representative of TC Services or an entity that has entered into a selling agreement with TC Services. The main office of TC Services is at 730 Third Avenue, New York, New York 10017-3206. No commissions are paid in connection with the distribution of the Contracts, although we pay TC Services a fee from our General Account assets for sales of the Contracts. (Prior to May 1, 2012, the principal underwriter of the Policies was Teachers Personal Investors Services Inc. (“TPIS”), also a subsidiary of TIAA. TPIS is registered with the SEC as a broker-dealer and is a member of FINRA.) During fiscal years 2011, 2010, and 2009, we paid TPIS $400,229, $388,382, and $353,595, respectively, for distribution of all contracts in the Separate Account and TPIS retained this amount. We intend to recoup payments made to TPIS through fees and charges imposed under the Contract.

LEGAL PROCEEDINGS

Neither the Separate Account, TIAA-CREF Life, nor TC Services is involved in any legal action that we consider material to the Separate Account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you remit Premiums, or make a cash withdrawal or transfer among the Investment Accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions immediately following the end of each calendar quarter.

You will be sent a statement each quarter which sets forth the following:

(1)	Premiums paid during the quarter;

(2)	the number and dollar value of Accumulation Units in the Investment Accounts credited during the quarter and in total;

(3)	cash withdrawals during the quarter; and

(4)	any transfers among the Investment Accounts during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the Portfolios and a schedule of investments held by the Portfolios.

26	Prospectus Intelligent Variable Annuity

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	General Matters
B-3	State Regulation
B-3	Legal Matters
B-3	Experts
B-3	Additional Information
B-3	Financial Statements
B-4	Index to Financial Statements

Intelligent Variable Annuity Prospectus	27

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the Separate Account. The table shows per accumulation unit data and total returns for the variable investment accounts of the Separate Account. The data should be read in conjunction with the financial statements and other financial information included in the SAI, which is available without charge upon request.

	TIAA-CREF Life Bond Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$32.76 to $33.11	$30.83 to $31.05	$28.88 to $28.98	$29.48 to $29.51
End of period	$34.62 to $35.12	$32.76 to $33.11	$30.83 to $31.05	$28.88 to $28.98

TOTAL RETURN (b)(f)	5.68% to 6.05%	6.27% to 6.64%	6.76% to 7.14%	(0.21)% to 0.14%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	3.76%	3.98%	6.05%	9.46%
Thousands of Accumulation Units outstanding at end of period	1,344	1,000	572	157
Net assets at end of period (in thousands)	$46,948	$32,981	$17,723	$4,538

	TIAA-CREF Life Growth Equity Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$16.38 to $16.55	$14.52 to $14.63	$10.79 to $10.83	$16.06 to $16.07
End of period	$16.58 to $16.82	$16.38 to $16.55	$14.52 to $14.63	$10.79 to $10.83

TOTAL RETURN (b)(f)	1.24% to 1.60%	12.74% to 13.13%	34.66% to 35.13%	(41.06)% to (40.86)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.29%	0.57%	1.30%	1.72%
Thousands of Accumulation Units outstanding at end of period	266	235	159	77
Net assets at end of period (in thousands)	$4,450	$3,877	$2,314	$830

(a)	Does not include expenses of underlying TIAA-CREF Life Fund.
(b)	The percentages shown for this period are not annualized.
(c)	Annualized for periods less than one year.
(d)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses , such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.
(e)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(f)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period, which is not annualized. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

28	Prospectus Intelligent Variable Annuity

continued

	TIAA-CREF Life Growth & Income Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$28.80 to $29.11	$25.55 to $25.74	$20.12 to $20.20	$27.93 to $27.95
End of period	$29.48 to $29.90	$28.80 to $29.11	$25.55 to $25.74	$20.12 to $20.20

TOTAL RETURN (b)(f)	2.35% to 2.71%	12.73% to 13.13%	27.00% to 27.44%	(35.19)% to (34.96)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	1.29%	1.53%	2.17%	3.04%
Thousands of Accumulation Units outstanding at end of period	243	128	92	56
Net assets at end of period (in thousands)	$7,231	$3,717	$2,356	$1,133

	TIAA-CREF Life International Equity Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$24.73 to $24.99	$20.79 to $20.94	$15.88 to $15.94	$38.70 to $38.98
End of period	$18.71 to $18.98	$24.73 to $24.99	$20.79 to $20.94	$15.88 to $15.94

TOTAL RETURN (b)(f)	(24.33)% to (24.07)%	18.92% to 19.34%	30.95% to 31.41%	(50.31)% to (50.14)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	1.82%	1.86%	4.78%	0.11%
Thousands of Accumulation Units outstanding at end of period	728	590	406	98
Net assets at end of period (in thousands)	$13,762	$14,714	$8,497	$1,549

Intelligent Variable Annuity Prospectus	29

CONDENSED FINANCIAL INFORMATION

	TIAA-CREF Life Large-Cap Value Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$45.53 to $46.03	$38.70 to $38.98	$29.62 to $29.73	$46.14 to $46.18
End of period	$42.57 to $43.18	$45.53 to $46.03	$38.70 to $38.98	$29.62 to $29.73

TOTAL RETURN (b)(f)	(6.52)% to (6.19)%	17.65% to 18.06%	30.67% to 31.13%	(41.10)% to (40.89)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	1.80%	1.91%	2.25%	3.00%
Thousands of Accumulation Units outstanding at end of period	199	141	100	45
Net assets at end of period (in thousands)	$8,572	$6,467	$3,888	$1,330

	TIAA-CREF Life Money Market Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$11.52 to $11.65	$11.57 to $11.66	$11.58 to $11.63	$11.38
End of period	$11.46 to $11.62	$11.52 to $11.65	$11.57 to $11.66	$11.58 to $11.63

TOTAL RETURN (b)(f)	(0.57)% to (0.22)%	(0.48)% to (0.13)%	(0.06)% to 0.29%	2.25% to 2.60%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.03%	0.12%	0.56%	1.82%
Thousands of Accumulation Units outstanding at end of period	2,603	2,451	2,005	2,128
Net assets at end of period (in thousands)	$30,080	$28,434	$23,308	$24,724

30	Prospectus Intelligent Variable Annuity

continued

	TIAA-CREF Life Real Estate Securities Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$53.78 to $54.36	$41.25 to $41.55	$33.17 to $33.29	$52.38 to $52.42
End of period	$57.06 to $57.87	$53.78 to $54.36	$41.25 to $41.55	$33.17 to $33.29

TOTAL RETURN (b)(f)	6.09% to 6.46%	30.38% to 30.84%	24.36% to 24.79%	(38.65)% to (38.43)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	1.41%	2.72%	6.24%	9.55%
Thousands of Accumulation Units outstanding at end of period	105	74	47	21
Net assets at end of period (in thousands)	$6,028	$4,002	$1,930	$713

	TIAA-CREF Life Small-Cap Equity Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$53.97 to $54.55	$42.57 to $42.88	$33.52 to $33.65	$45.78 to $45.82
End of period	$51.37 to $52.11	$53.97 to $54.55	$42.57 to $42.88	$33.52 to $33.65

TOTAL RETURN (b)(f)	(4.81)% to (4.47)%	26.79% to 27.23%	26.99% to 27.43%	(32.83)% to (32.60)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.57%	0.99%	1.81%	2.52%
Thousands of Accumulation Units outstanding at end of period	63	56	24	16
Net assets at end of period (in thousands)	$3,269	$3,067	$1,022	$511

Intelligent Variable Annuity Prospectus	31

CONDENSED FINANCIAL INFORMATION

	TIAA-CREF Life Social Choice Equity Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$29.27 to $29.59	$25.39 to $25.52	$19.27 to $19.32	$27.74 to $27.76
End of period	$29.09 to $29.50	$29.27 to $29.59	$25.39 to $25.52	$19.27 to $19.32

TOTAL RETURN (b)(f)	(0.64)% to (0.29)%	15.32% to 15.72%	31.72% to 32.05%	(36.47)% to (36.31)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.35% to 0.60%	0.35% to 0.60%
Investment income (c)(d)	2.44%	2.04%	2.91%	3.06%
Thousands of Accumulation Units outstanding at end of period	115	46	30	15
Net assets at end of period (in thousands)	$3,382	$1,342	$763	$290

	TIAA-CREF Life Stock Index Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$34.23 to $34.60	$29.48 to $29.70	$23.11 to $23.20	$33.76 to $33.79
End of period	$34.35 to $34.84	$34.23 to $34.60	$29.48 to $29.70	$23.11 to $23.20

TOTAL RETURN (b)(f)	0.35% to 0.70%	16.10% to 16.50%	27.60% to 28.04%	(37.46)% to (37.24)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	2.08%	2.34%	2.44%	5.97%
Thousands of Accumulation Units outstanding at end of period	861	659	505	109
Net assets at end of period (in thousands)	$29,901	$22,768	$14,982	$2,520

32	Prospectus Intelligent Variable Annuity

continued

	Calamos Growth & Income Portfolio Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$16.24 to $16.42	$14.65 to $14.75	$10.57 to $10.61	$14.24 to $14.25
End of period	$15.84 to $16.07	$16.24 to $16.42	$14.65 to $14.75	$10.57 to $10.61

TOTAL RETURN (b)(f)	(2.46)% to (2.12)%	10.92% to 11.31%	38.59% to 39.07%	(32.14)% to (31.91)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	1.47%	1.90%	2.76%	0.34%
Thousands of Accumulation Units outstanding at end of period	221	203	118	58
Net assets at end of period (in thousands)	$3,529	$3,325	$1,732	$611

	Delaware VIP Diversified Income Series–Standard Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$13.14 to $13.28	$12.23 to $12.32	$9.69 to $9.73	$10.40 to $10.41
End of period	$13.90 to $14.10	$13.14 to $13.28	$12.23 to $12.32	$9.69 to $9.73

TOTAL RETURN (b)(f)	5.76% to 6.13%	7.41% to 7.79%	26.20% to 26.64%	(5.11)% to (4.78)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	5.31%	4.13%	4.59%	0.00%
Thousands of Accumulation Units outstanding at end of period	1,298	574	289	121
Net assets at end of period (in thousands)	$18,199	$7,591	$3,548	$1,181

Intelligent Variable Annuity Prospectus	33

CONDENSED FINANCIAL INFORMATION

	Delaware VIP International Value Equity Series–Standard Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$12.42 to $12.55	$11.26 to $11.35	$8.41 to $8.44	$13.23 to $13.24
End of period	$10.56 to $10.71	$12.42 to $12.55	$11.26 to $11.35	$8.41 to $8.44

TOTAL RETURN (b)(f)	(14.95)% to (14.65)%	10.26% to 10.65%	33.92% to 34.39%	(42.77)% to (42.57)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	1.24%	3.55%	2.76%	0.00%
Thousands of Accumulation Units outstanding at end of period	436	502	224	25
Net assets at end of period (in thousands)	$4,654	$6,292	$2,538	$210

	Delaware VIP Small Cap Value Series–Standard Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$34.39 to $34.76	$26.16 to $26.35	$19.96 to $20.04	$27.29 to $27.32
End of period	$33.73 to $34.22	$34.39 to $34.76	$26.16 to $26.35	$19.96 to $20.04

TOTAL RETURN (b)(f)	(1.92)% to (1.58)%	31.48% to 31.94%	31.04% to 31.50%	(30.30)% to (30.05)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.52%	0.45%	0.90%	0.00%
Thousands of Accumulation Units outstanding at end of period	136	130	28	14
Net assets at end of period (in thousands)	$4,659	$4,524	$746	$287

34	Prospectus Intelligent Variable Annuity

continued

	Franklin Income Securities Fund–Class 1 Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$18.74 to $18.94	$16.70 to $16.82	$12.37 to $12.41	$17.11 to $17.13
End of period	$19.13 to $19.41	$18.74 to $18.94	$16.70 to $16.82	$12.37 to $12.41

TOTAL RETURN (b)(f)	2.10% to 2.46%	12.19% to 12.58%	35.07% to 35.55%	(29.83)% to (29.59)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	6.20%	6.43%	6.92%	2.67%
Thousands of Accumulation Units outstanding at end of period	212	207	105	53
Net assets at end of period (in thousands)	$4,098	$3,909	$1,756	$652

	Franklin Small-Mid Cap Growth Securities Fund–Class 1 Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$24.38 to $24.65	$19.17 to $19.31	$13.40 to $13.45	$20.59 to $20.61
End of period	$23.12 to $23.46	$24.38 to $24.65	$19.17 to $19.31	$13.40 to $13.45

TOTAL RETURN (b)(f)	(5.16)% to (4.83)%	27.17% to 27.62%	43.09% to 43.59%	(42.69)% to (42.49)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.00%	0.00%	0.00%	0.00%
Thousands of Accumulation Units outstanding at end of period	57	46	25	10
Net assets at end of period (in thousands)	$1,336	$1,133	$487	$137

Intelligent Variable Annuity Prospectus	35

CONDENSED FINANCIAL INFORMATION

	Mutual Shares Securities Fund–Class 1 Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$17.81 to $18.00	$16.07 to $16.19	$12.80 to $12.84	$18.88 to $18.90
End of period	$17.56 to $17.81	$17.81 to $18.00	$16.07 to $16.19	$12.80 to $12.84

TOTAL RETURN (b)(f)	(1.38)% to (1.04)%	10.80% to 11.19%	25.60% to 26.03%	(37.31)% to (37.09)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	2.87%	1.75%	2.20%	3.65%
Thousands of Accumulation Units outstanding at end of period	70	55	44	29
Net assets at end of period (in thousands)	$1,248	$990	$705	$376

	Templeton Developing Markets Securities Fund–Class 1 Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$15.36 to $15.53	$13.12 to $13.21	$7.61 to $7.63	$14.04 to $14.05
End of period	$12.88 to $13.06	$15.36 to $15.53	$13.12 to $13.21	$7.61 to $7.63

TOTAL RETURN (b)(f)	(16.17)% to (15.88)%	17.13% to 17.54%	72.29% to 72.89%	(52.90)% to (52.78)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.35% to 0.60%
Investment income (c)(d)	1.14%	1.32%	3.26%	0.60%
Thousands of Accumulation Units outstanding at end of period	329	273	182	18
Net assets at end of period (in thousands)	$4,277	$4,222	$2,399	$137

36	Prospectus Intelligent Variable Annuity

continued

	ING Clarion Global Real Estate Portfolio– Class I Sub-Account
	For the period ended December 31, 2011	For the period May 1, 2010 (commencement of operations) to December 31, 2010

ACCUMULATION UNIT VALUE:
Beginning of period	$27.59 to $27.66	$25.00
End of period	$26.02 to $26.17	$27.59 to $27.66

TOTAL RETURN (b)(f)	(5.72)% to (5.39)%	10.38% to 10.64%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	4.11%	4.21%
Thousands of Accumulation Units outstanding at end of period	44	9
Net assets at end of period (in thousands)	$1,162	$255

	Janus Aspen Forty Portfolio–Institutional Shares Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$35.33 to $35.72	$33.30 to $33.54	$22.89 to $22.98	$36.87 to $36.90
End of period	$32.77 to $33.24	$35.33 to $35.72	$33.30 to $33.54	$22.89 to $22.98

TOTAL RETURN (b)(f)	(7.25)% to (6.93)%	6.11% to 6.48%	45.46% to 45.97%	(44.49)% to (44.29)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.40%	0.38%	0.04%	0.08%
Thousands of Accumulation Units outstanding at end of period	76	59	44	20
Net assets at end of period (in thousands)	$2,519	$2,110	$1,480	$450

Intelligent Variable Annuity Prospectus	37

CONDENSED FINANCIAL INFORMATION

	Janus Aspen Overseas Portfolio–Institutional Shares Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$69.25 to $69.99	$55.60 to $56.00	$31.15 to $31.27	$60.86 to $60.91
End of period	$46.69 to $47.36	$69.25 to $69.99	$55.60 to $56.00	$31.15 to $31.27

TOTAL RETURN (b)(f)	(32.57)% to (32.34)%	24.56% to 24.99%	78.49% to 79.11%	(52.40)% to (52.23)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.58%	0.74%	0.63%	(0.03)%
Thousands of Accumulation Units outstanding at end of period	92	81	50	8
Net assets at end of period (in thousands)	$4,338	$5,627	$2,794	$242

	Janus Aspen Perkins Mid Cap Value Portfolio–Institutional Shares Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$18.58 to $18.78	$16.16 to $16.28	$12.16 to $12.21	$16.37 to $16.39
End of period	$17.98 to $18.24	$18.58 to $18.78	$16.16 to $16.28	$12.16 to $12.21

TOTAL RETURN (b)(f)	(3.22)% to (2.89)%	14.97% to 15.37%	32.90% to 33.36%	(28.20)% to (27.95)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.84%	0.79%	0.72%	1.67%
Thousands of Accumulation Units outstanding at end of period	261	178	207	40
Net assets at end of period (in thousands)	$4,741	$3,324	$3,370	$483

38	Prospectus Intelligent Variable Annuity

continued

	Legg Mason ClearBridge Variable Aggressive Growth Portfolio–Class I Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$16.14 to $16.32	$12.99 to $13.09	$9.72	$15.30 to $15.31
End of period	$16.44 to $16.68	$16.14 to $16.32	$12.99 to $13.09	$9.72

TOTAL RETURN (b)(f)	1.86% to 2.22%	24.26% to 24.70%	33.76% to 34.23%	(40.70)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.50%
Investment income (c)(d)	0.20%	0.19%	0.00%	0.00%
Thousands of Accumulation Units outstanding at end of period	65	44	17	2
Net assets at end of period (in thousands)	$1,071	$711	$217	$17

	Legg Mason Western Asset Variable Global High Yield Bond Portfolio–Class I Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$11.90 to $12.03	$10.42 to $10.50	$6.74 to $6.77	$9.56 to $9.57
End of period	$12.04 to $12.21	$11.90 to $12.03	$10.42 to $10.50	$6.74 to $6.77

TOTAL RETURN (b)(f)	1.11% to 1.46%	14.23% to 14.63%	54.63% to 55.17%	(31.24)% to (30.99)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	7.54%	9.20%	12.06%	10.94%
Thousands of Accumulation Units outstanding at end of period	200	187	237	57
Net assets at end of period (in thousands)	$2,429	$2,245	$2,488	$387

Intelligent Variable Annuity Prospectus	39

CONDENSED FINANCIAL INFORMATION

	Legg Mason ClearBridge Variable Small Cap Growth Portfolio–Class I Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$16.65 to $16.83	$13.38 to $13.48	$9.43 to $9.45	$14.36 to $14.37
End of period	$16.78 to $17.02	$16.65 to $16.83	$13.38 to $13.48	$9.43 to $9.45

TOTAL RETURN (b)(f)	0.78% to 1.13%	24.43% to 24.87%	41.92% to 42.42%	(37.64)% to (37.48)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.35% to 0.60%
Investment income (c)(d)	0.00%	0.00%	0.00%	0.00%
Thousands of Accumulation Units outstanding at end of period	21	193	10	3
Net assets at end of period (in thousands)	$350	$3,235	$134	$27

	MFS Growth Series–Initial Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$24.40 to $24.59	$21.28 to $21.39	$15.55 to $15.59	$10.69 to $10.70
End of period	$24.18 to $24.42	$24.40 to $24.59	$21.28 to $21.39	$15.55 to $15.59

TOTAL RETURN (b)(f)	(0.92)% to (0.67)%	14.65% to 14.93%	36.85% to 37.19%	(37.79)% to (37.63)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.35% to 0.60%	0.35% to 0.60%	0.35% to 0.60%	0.35% to 0.60%
Investment income (c)(d)	0.17%	0.08%	0.33%	0.00%
Thousands of Accumulation Units outstanding at end of period	19	20	8	4
Net assets at end of period (in thousands)	$466	$484	$166	$66

40	Prospectus Intelligent Variable Annuity

continued

	MFS Global Equity Series–Initial Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$14.92 to $15.08	$13.36 to $13.45	$10.18 to $10.22	$13.93 to $13.94
End of period	$14.19 to $14.39	$14.92 to $15.08	$13.36 to $13.45	$10.18 to $10.22

TOTAL RETURN (b)(f)	(4.89)% to (4.56)%	11.69% to 12.08%	31.20% to 31.65%	(34.17)% to (33.94)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.35% to 0.60%
Investment income (c)(d)	0.88%	0.99%	1.88%	0.00%
Thousands of Accumulation Units outstanding at end of period	53	41	46	33
Net assets at end of period (in thousands)	$765	$611	$614	$340

	MFS Investors Growth Stock Series–Initial Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$11.50 to $11.62	$10.29 to $10.34	$7.41 to $7.44	$22.34 to $22.36
End of period	$11.50 to $11.66	$11.50 to $11.62	$10.29 to $10.34	$7.41 to $7.44

TOTAL RETURN (b)(f)	(0.02)% to 0.33%	11.80% to 12.19%	38.72% to 39.07%	(37.25)% to (37.03)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.35% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.55%	0.41%	0.75%	0.00%
Thousands of Accumulation Units outstanding at end of period	72	75	37	27
Net assets at end of period (in thousands)	$838	$864	$384	$198

Intelligent Variable Annuity Prospectus	41

CONDENSED FINANCIAL INFORMATION

	MFS Utilities Series–Initial Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$31.99 to $32.33	$28.28 to $28.42	$21.38 to $21.43	$31.54 to $31.56
End of period	$33.96 to $34.44	$31.99 to $32.33	$28.28 to $28.42	$21.38 to $21.43

TOTAL RETURN (b)(f)	6.15% to 6.52%	13.13% to 13.52%	32.42% to 32.75%	(37.98)% to (37.82)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.35% to 0.60%	0.25% to 0.50%
Investment income (c)(d)	3.85%	3.05%	3.74%	0.00%
Thousands of Accumulation Units outstanding at end of period	36	23	16	5
Net assets at end of period (in thousands)	$1,245	$756	$467	$105

	Neuberger Berman Advisers Management Trust Partners Portfolio–I Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$17.52 to $17.71	$15.24 to $15.35	$9.82 to $9.86	$18.76 to $18.78
End of period	$15.44 to $15.66	$17.52 to $17.71	$15.24 to $15.35	$9.82 to $9.86

TOTAL RETURN (b)(f)	(11.89)% to (11.58)%	14.97% to 15.38%	55.14% to 55.69%	(52.68)% to (52.51)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.50%
Investment income (c)(d)	0.00%	0.60%	14.62%	0.82%
Thousands of Accumulation Units outstanding at end of period	34	37	46	21
Net assets at end of period (in thousands)	$535	$653	$707	$205

42	Prospectus Intelligent Variable Annuity

continued

	Neuberger Berman Advisers Management Trust Regency Portfolio–I Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$15.97 to $16.14	$12.73 to $12.82	$8.74 to $8.76	$14.81 to $14.82
End of period	$14.84 to $15.05	$15.97 to $16.14	$12.73 to $12.82	$8.74 to $8.76

TOTAL RETURN (b)(f)	(7.06)% to (6.73)%	25.43% to 25.87%	45.69% to 46.20%	(46.14)% to (46.01)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.35% to 0.50%
Investment income (c)(d)	0.87%	0.89%	1.92%	0.51%
Thousands of Accumulation Units outstanding at end of period	130	41	17	6
Net assets at end of period (in thousands)	$1,951	$655	$224	$52

	PIMCO VIT All Asset Portfolio–Institutional Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$13.93 to $14.08	$12.37 to $12.46	$10.22 to $10.25	$12.31 to $12.32
End of period	$14.14 to $14.34	$13.93 to $14.08	$12.37 to $12.46	$10.22 to $10.25

TOTAL RETURN (b)(f)	1.47% to 1.82%	12.64% to 13.03%	21.01% to 21.43%	(16.21)% to (16.00)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.35% to 0.60%
Investment income (c)(d)	7.78%	7.35%	10.76%	7.84%
Thousands of Accumulation Units outstanding at end of period	295	169	118	19
Net assets at end of period (in thousands)	$4,204	$2,376	$1,464	$190

Intelligent Variable Annuity Prospectus	43

CONDENSED FINANCIAL INFORMATION

	PIMCO VIT Global Bond Portfolio (Unhedged)–Institutional Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$16.39 to $16.56	$14.74 to $14.85	$12.67 to $12.72	$13.38 to $13.39
End of period	$17.55 to $17.80	$16.39 to $16.56	$14.74 to $14.85	$12.67 to $12.72

TOTAL RETURN (b)(f)	7.09% to 7.47%	11.16% to 11.55%	16.34% to 16.75%	(1.28)% to (0.94)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	5.33%	3.36%	3.28%	2.31%
Thousands of Accumulation Units outstanding at end of period	375	251	168	83
Net assets at end of period (in thousands)	$6,643	$4,135	$2,491	$1,049

	PIMCO VIT Real Return Portfolio–Institutional Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$14.83 to $14.99	$13.78 to $13.88	$11.69 to $11.74	$13.19 to $13.21
End of period	$16.49 to $16.72	$14.83 to $14.99	$13.78 to $13.88	$11.69 to $11.74

TOTAL RETURN (b)(f)	11.18% to 11.57%	7.62% to 8.01%	17.86% to 18.28%	(7.47)% to (7.15)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	5.02%	2.54%	3.10%	2.18%
Thousands of Accumulation Units outstanding at end of period	1,531	1,213	863	167
Net assets at end of period (in thousands)	$25,467	$18,112	$11,946	$1,952

44	Prospectus Intelligent Variable Annuity

continued

	PVC Equity Income Account–Class 1 Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$17.47 to $17.66	$15.13 to $15.24	$12.68 to $12.71	$17.63 to $17.65
End of period	$18.31 to $18.57	$17.47 to $17.66	$15.13 to $15.24	$12.68 to $12.71

TOTAL RETURN (b)(f)	4.81% to 5.17%	15.48% to 15.89%	(19.29)% to (19.71)%	(34.34)% to (34.17)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.35% to 0.60%
Investment income (c)(d)	0.48%	4.40%	6.51%	0.00%
Thousands of Accumulation Units outstanding at end of period	571	447	170	14
Net assets at end of period (in thousands)	$10,552	$7,852	$2,586	$181

	PVC MidCap Blend Account–Class 1 Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period October 23, 2009 (commencement of operations) to December 31, 2009 Intelligent Variable Annuity

ACCUMULATION UNIT VALUE:
Beginning of period	$16.80 to $16.99	$13.62 to $13.72	$13.12 to $13.20
End of period	$18.09 to $18.35	$16.80 to $16.99	$13.62 to $13.72

TOTAL RETURN (b)(f)	7.64% to 8.02%	23.36% to 23.79%	3.84% to 3.91%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.00%	2.45%	0.00%
Thousands of Accumulation Units outstanding at end of period	102	67	50
Net assets at end of period (in thousands)	$1,862	$1,140	$684

Intelligent Variable Annuity Prospectus	45

CONDENSED FINANCIAL INFORMATION

	Prudential Series Fund–Jennison 20/20 Focus Portfolio–Class II Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$17.50 to $17.69	$16.40 to $16.52	$10.48 to $10.54	$15.71 to $15.72
End of period	$16.62 to $16.85	$17.50 to $17.69	$16.40 to $16.52	$10.48 to $10.54

TOTAL RETURN (b)(f)	(5.08)% to (4.74)%	6.72% to 7.10%	56.46% to 57.01%	(39.76)% to (39.55)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.00%	0.00%	0.00%	0.00%
Thousands of Accumulation Units outstanding at end of period	170	151	123	23
Net assets at end of period (in thousands)	$2,857	$2,666	$2,033	$240

	Prudential Series Fund–Natural Resources Portfolio–Class II Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$69.54 to $70.29	$54.88 to $55.27	$31.29 to $31.46	$62.09 to $62.14
End of period	$55.75 to $56.55	$69.54 to $70.29	$54.88 to $55.27	$31.29 to $31.46

TOTAL RETURN (b)(f)	(19.83)% to (19.55)%	26.72% to 27.16%	75.36% to 75.97%	(53.47)% to (53.30)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.00%	0.06%	0.24%	0.03%
Thousands of Accumulation Units outstanding at end of period	54	45	32	8
Net assets at end of period (in thousands)	$3,064	$3,176	$1,756	$251

46	Prospectus Intelligent Variable Annuity

continued

	Prudential Series Fund–Value Portfolio–Class II Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$24.41 to $24.68	$21.66 to $21.82	$15.41 to $15.47	$24.84 to $24.86
End of period	$22.84 to $23.17	$24.41 to $24.68	$21.66 to $21.82	$15.41 to $15.47

TOTAL RETURN (b)(f)	(6.45)% to (6.12)%	12.71% to 13.10%	40.54% to 41.04%	(42.90)% to (42.70)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.52%	0.31%	1.08%	0.00%
Thousands of Accumulation Units outstanding at end of period	201	218	92	22
Net assets at end of period (in thousands)	$4,639	$5,346	$2,008	$343

	Royce Capital Fund Micro-Cap Portfolio–Investment Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$17.13 to $17.31	$13.26 to $13.36	$8.44 to $8.47	$13.75 to $13.76
End of period	$14.97 to $15.18	$17.13 to $17.31	$13.26 to $13.36	$8.44 to $8.47

TOTAL RETURN (b)(f)	(12.63)% to (12.32)%	29.18% to 29.64%	57.10% to 57.65%	(43.61)% to (43.41)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	2.42%	2.74%	0.00%	4.97%
Thousands of Accumulation Units outstanding at end of period	68	78	45	19
Net assets at end of period (in thousands)	$1,033	$1,345	$605	$156

Intelligent Variable Annuity Prospectus	47

CONDENSED FINANCIAL INFORMATION

	Royce Capital Fund Small-Cap Portfolio–Investment Class Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$12.16 to $12.30	$10.15 to $10.23	$7.55 to $7.58	$10.01 to $10.02
End of period	$11.70 to $11.86	$12.16 to $12.30	$10.15 to $10.23	$7.55 to $7.58

TOTAL RETURN (b)(f)	(3.86)% to (3.52)%	19.80% to 20.22%	34.40% to 34.86%	(27.62)% to (27.36)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.37%	0.15%	0.00%	1.31%
Thousands of Accumulation Units outstanding at end of period	321	263	148	38
Net assets at end of period (in thousands)	$3,790	$3,220	$1,515	$286

	Wanger International Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$44.01 to $44.48	$35.44 to $35.70	$23.80 to $23.87	$39.08 to $39.11
End of period	$37.35 to $37.88	$44.01 to $44.48	$35.44 to $35.70	$23.80 to $23.87

TOTAL RETURN (b)(f)	(15.13)% to (14.83)%	24.17% to 24.61%	48.89% to 49.41%	(45.93)% to (45.79)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.35% to 0.60%
Investment income (c)(d)	4.82%	2.75%	3.13%	0.00%
Thousands of Accumulation Units outstanding at end of period	85	34	21	4
Net assets at end of period (in thousands)	$3,194	$1,496	$748	$85

48	Prospectus Intelligent Variable Annuity

concluded

	Wanger Select Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$29.54 to $29.85	$23.48 to $23.65	$14.21 to $14.25	$25.59 to $25.62
End of period	$24.17 to $24.51	$29.54 to $29.85	$23.48 to $23.65	$14.21 to $14.25

TOTAL RETURN (b)(f)	(18.17)% to (17.89)%	25.81% to 26.25%	65.19% to 65.77%	(49.39)% to (49.25)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.35% to 0.60%
Investment income (c)(d)	1.86%	0.49%	0.00%	0.00%
Thousands of Accumulation Units outstanding at end of period	43	36	46	5
Net assets at end of period (in thousands)	$1,056	$1,085	$1,078	$67

	Wanger USA Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the period ended December 31, 2009	For the period February 5, 2008 (commencement of operations) to December 31, 2008

ACCUMULATION UNIT VALUE:
Beginning of period	$37.67 to $38.08	$30.72 to $30.95	$21.73 to $21.81	$33.07 to $33.09
End of period	$36.14 to $36.65	$37.67 to $38.08	$30.72 to $30.95	$21.73 to $21.81

TOTAL RETURN (b)(f)	(4.07)% to (3.73)%	22.61% to 23.04%	41.38% to 41.87%	(40.05)% to (39.84)%

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(c)(e)	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%	0.25% to 0.60%
Investment income (c)(d)	0.00%	0.00%	0.00%	0.00%
Thousands of Accumulation Units outstanding at end of period	23	18	14	2
Net assets at end of period (in thousands)	$844	$695	$430	$43

Intelligent Variable Annuity Prospectus	49

For more information about Intelligent Variable Annuity

How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

Administrative Office

877 694-0305

8:00 a.m. to 6:00 p.m. ET Monday–Friday

Investment Company Act of 1940

Registration File No. 811-08963

A11511

5/12

STATEMENT OF ADDITIONAL INFORMATION

INTELLIGENT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

MAY 1, 2012

This Statement of Additional Information (“SAI”) contains additional information regarding the Intelligent Variable Annuity—an individual flexible premium deferred variable annuity contract (the “Contract”) offered by TIAA-CREF Life Insurance Company (the “Company” or “TIAA-CREF Life”). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2012 and the prospectuses for the mutual funds that serve as investment options for the Contract. You may obtain a copy of these prospectuses at no charge by writing us at: TIAA-CREF Life Insurance Company, P.O. Box 724508 Atlanta, GA 31139 or calling us toll-free at 877 694-0305. In addition, if you receive a summary prospectus for any fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	General Matters
B-3	State Regulation
B-3	Legal Matters
B-3	Experts

B-3	Additional Information
B-3	Financial Statements
B-4	Index to Financial Statements

GENERAL MATTERS

THE CONTRACT

The Contract and the application are the entire contractual agreement between you and TIAA-CREF Life. We have issued the Contract in return for your completed application and the first Premium. Any endorsement to or amendment of the Contract or waiver of any of its provisions will be valid only if in writing and signed by an executive officer or a registrar of TIAA-CREF Life. All benefits are payable at our home office in New York, NY or at an administrative office designated by us. The Contract is incontestable.

ASSIGNMENT OF CONTRACTS

You may assign a Non-Qualified Contract prior to the annuity starting date. We assume no responsibility for the validity of any such assignment, nor will we be charged with notice of any assignment unless it is in writing and has been received by us. The rights of the Owners, Annuitant, any Second Annuitant, any Beneficiaries and any other person to receive benefits under the Non-Qualified Contract will be subject to the terms of any assignment. You should consult your tax advisor before making any assignment of the Contract. You may not assign the Contract on or after the annuity starting date.

PAYMENT TO AN ESTATE, GUARDIAN, TRUSTEE, ETC.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity not a natural person. Neither TIAA-CREF Life nor the Separate Account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

BENEFITS BASED ON INCORRECT INFORMATION

If the amounts of benefits provided under a Contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the Separate Account, appropriate adjustments will be made. Any amounts so paid or charged will include compound interest at the effective rate of 6% per year.

PROOF OF SURVIVAL

We reserve the right to require satisfactory proof that anyone named to receive benefits under a Contract is living on the date payment is due. If this proof is not received after a request in writing, the Separate Account will have the right to make reduced payments or to withhold payments entirely until such proof is received. If under a two-life annuity we have overpaid benefits because we were not notified of a death, we will reduce or withhold subsequent payments until the amount of the overpayment, plus compound interest at the rate of 6% per year, has been recovered.

PROTECTION AGAINST CLAIMS OF CREDITORS

The benefits and rights accruing to you or any other persons under the Contract are exempt from the claims of creditors or legal process to the fullest extent permitted by law.

PROCEDURES FOR ELECTIONS AND CHANGE

You have to make any choice or change available under the Contract in a form acceptable to us at our home office in New York, NY or an administrative office designated by us. If you send us a notice changing your Beneficiaries or other persons named to receive payments, it will take effect as of the date it was signed even if you then die before the notice actually reaches us. Any other notice will take effect as of the date we receive it. If we take any action in good faith before receiving the notice, we will not be subject to liability even if our acts were contrary to what you told us in the notice. If a joint Owner has been named and both Owners are living, authorization from both Owners is required for changes and transactions other than transfers and allocation of Premiums.

FINANCIAL SUPPORT AGREEMENT

The Contracts are issued by TIAA-CREF Life. All of the stock of TIAA-CREF Life is held by Teachers Insurance and Annuity Association of America (TIAA).

TIAA-CREF Life has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength rating at least the same as TIAA’s rating at all times. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any Contractowner of TIAA-CREF Life with recourse to TIAA.

MANAGEMENT RELATED SERVICE CONTRACTS

Pursuant to an administrative service agreement with our parent company, TIAA, McCamish Systems LLC, a Georgia Limited Liability Company, provides product administration to

B-2	Statement of Additional Information ■ Intelligent Variable Annuity

TIAA-CREF Life. We also have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the Separate Account of TIAA-CREF Life. TIAA-CREF Life on behalf of the Separate Account has entered an agreement whereby JPMorgan will provide certain custodial settlement and other associated services to the Separate Account.

STATE REGULATION

TIAA-CREF Life and the Separate Account are subject to regulation by the New York Department of Financial Services (“Department”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA-CREF Life and the Separate Account must file with the Department periodic statements on forms promulgated by the Department. The Separate Account books and assets are subject to review and examination by the Department and the Department’s agents at all times, and a full examination into the affairs of the Separate Account is made at least every five years. In addition, a full examination of the Separate Account’s operations is usually conducted periodically by some other states.

LEGAL MATTERS

All matters of applicable state law pertaining to the contracts, including TIAA-CREF Life’s right to issue the contracts, have been passed upon by Meredith Kornreich, General Counsel of TIAA-CREF Life.

EXPERTS

The statements of assets and liabilities of the TIAA-CREF Life Separate Account VA-1 as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of TIAA-CREF Life as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, included in this Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP (“PwC”), independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The Teachers Insurance and Annuity Association of America’s Statutory-Basis Financial Statements as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, have been audited by PricewaterhouseCoopers, LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, are included in this prospectus and have been so included in reliance on the report of PwC, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PwC is 300 Madison Avenue, New York, NY  10017-6204.

ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the Contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement, and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

FINANCIAL STATEMENTS

Audited financial statements of the Separate Account, TIAA-CREF Life, and Teachers Insurance and Annuity Association of America (TIAA) follow.

TIAA-CREF Life’s financial statements should be considered only as bearing upon TIAA-CREF Life’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

TIAA financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the financial support agreement with TIAA-CREF Life. They should not be considered as bearing on the ability of TIAA-CREF Life’s ability to meet its obligations under the Contracts nor on the investment performance of the assets held in the Separate Account.

Intelligent Variable Annuity ■ Statement of Additional Information	B-3

INDEX TO FINANCIAL STATEMENTS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
Audited Financial Statements
For the Fiscal Year Ended December 31, 2011:
B-5	Report of Independent Registered Public Accounting Firm
B-6	Statements of Assets and Liabilities
B-6	Statements of Operations
B-16	Statements of Changes in Net Assets
B-39	Notes to Financial Statements

B-4	Statement of Additional Information ■ Intelligent Variable Annuity

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractowners of TIAA-CREF Life Separate Account VA-1 and

the Board of Directors of TIAA-CREF Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts listed in Note 4 of TIAA-CREF Life Separate Account VA-1 at December 31, 2011, the results of its operations for the year then ended and the changes in its net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of TIAA-CREF Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of fund shares at December 31, 2011 with the transfer agent of the investee mutual funds, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2012

Intelligent Variable Annuity ■ Statement of Additional Information	B-5

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2011

	TIAA-CREF Life Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account	TIAA-CREF Life Large-Cap Value Sub-Account

ASSETS
Investments, at cost	$82,204,357	$35,214,080	$53,057,305	$80,731,231	$36,678,095
Shares held in corresponding Funds	3,267,097	2,388,754	2,205,983	4,481,538	1,453,341
Portfolio investments, at value	$83,637,688	$38,841,133	$58,546,783	$57,587,765	$36,217,266
Amounts due from/(to) TIAA	—	(29,690)	(46,630)	(31,168)	(12,727)
Total assets	$83,637,688	$38,811,443	$58,500,153	$57,556,597	$36,204,539

NET ASSETS
Accumulation fund	$83,637,688	$37,563,609	$55,800,915	$56,196,899	$34,947,779
Annuity fund	—	1,247,834	2,699,238	1,359,698	1,256,760

Net assets	$83,637,688	$38,811,443	$58,500,153	$57,556,597	$36,204,539

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$16.57	$29.49	$18.72	$42.58
Lifetime Variable Select Annuity	34.62	16.58	29.48	18.72	42.59

Intelligent Variable Annuity
Band 1	34.76	16.65	29.60	18.79	42.74
Band 2	34.97	16.75	29.78	18.90	43.00
Band 3	35.12	16.82	29.90	18.98	43.18
Band 4	—	—	—	—	—
Band 5	34.62	16.58	29.48	18.71	42.57
Band 6	34.83	16.68	29.66	18.82	42.83
Band 7	34.97	16.75	29.78	18.90	43.00

STATEMENTS OF OPERATIONS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2011

	TIAA-CREF Life Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account	TIAA-CREF Life Large-Cap Value Sub-Account

INVESTMENT INCOME
Dividends	$2,663,093	$108,439	$639,424	$1,155,611	$585,096

Expenses
Administrative expenses	109,372	72,642	110,821	128,630	68,408
Mortality and expense risk charges	241,192	148,359	225,148	260,756	139,176
Guaranteed minimum death benefits	11,554	1,356	1,714	2,871	2,255
Total expenses	362,118	222,357	337,683	392,257	209,839
Net investment income (loss)	2,300,975	(113,918)	301,741	763,354	375,257

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	405,971	1,290,950	1,767,364	(4,348,634)	(995,502)
Capital gain distributions	—	—	—	—	—
Net realized gain (loss)	405,971	1,290,950	1,767,364	(4,348,634)	(995,502)
Net change in unrealized appreciation (depreciation) on investments	1,507,341	(1,002,774)	(878,335)	(15,362,784)	(1,896,261)
Net realized and unrealized gain (loss) on investments	1,913,312	288,176	889,029	(19,711,418)	(2,891,763)
Net increase (decrease) in net assets resulting from operations	$4,214,287	$174,258	$1,190,770	$(18,948,064)	$(2,516,506)

B-6	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2011

	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account	TIAA-CREF Life Stock Index Sub-Account

ASSETS
Investments, at cost	$52,721,626	$39,208,887	$28,237,039	$23,249,215	$160,642,985
Shares held in corresponding Funds	52,721,626	1,715,519	1,116,555	974,267	6,204,983
Portfolio investments, at value	$52,721,626	$42,785,045	$30,571,274	$23,976,703	$172,560,560
Amounts due from/(to) TIAA	—	(11,399)	(7,972)	(25,332)	(61,029)
Total assets	$52,721,626	$42,773,646	$30,563,302	$23,951,371	$172,499,531

NET ASSETS
Accumulation fund	$52,721,626	$41,701,132	$29,744,497	$23,142,045	$166,600,475
Annuity fund	—	1,072,514	818,805	809,326	5,899,056

Net assets	$52,721,626	$42,773,646	$30,563,302	$23,951,371	$172,499,531

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$57.06	$51.38	$29.10	$34.36
Lifetime Variable Select Annuity	11.45	57.10	51.41	29.21	34.35

Intelligent Variable Annuity
Band 1	11.51	57.29	51.58	29.21	34.49
Band 2	11.58	57.64	51.90	29.38	34.70
Band 3	11.62	57.87	52.11	29.50	34.84
Band 4	—	—	—	—	—
Band 5	11.46	57.06	51.37	29.09	34.35
Band 6	11.53	57.41	51.69	29.26	34.56
Band 7	11.58	57.64	51.90	29.38	34.70

STATEMENTS OF OPERATIONS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2011

	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account	TIAA-CREF Life Stock Index Sub-Account

INVESTMENT INCOME
Dividends	$16,626	$515,775	$174,895	$418,693	$3,230,103

Expenses
Administrative expenses	81,101	77,836	63,100	44,354	319,424
Mortality and expense risk charges	178,932	158,165	127,793	90,683	640,430
Guaranteed minimum death benefits	8,651	1,291	929	897	2,713
Total expenses	268,684	237,292	191,822	135,934	962,567
Net investment income (loss)	(252,058)	278,483	(16,927)	282,759	2,267,536

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	—	(2,326,582)	167,790	240,907	4,405,466
Capital gain distributions	—	—	—	—	—
Net realized gain (loss)	—	(2,326,582)	167,790	240,907	4,405,466
Net change in unrealized appreciation (depreciation) on investments	—	4,358,889	(1,838,267)	(704,870)	(5,880,945)
Net realized and unrealized gain (loss) on investments	—	2,032,307	(1,670,477)	(463,963)	(1,475,479)
Net increase (decrease) in net assets resulting from operations	$(252,058)	$2,310,790	$(1,687,404)	$(181,204)	$792,057

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-7

continued

	Calamos Growth & Income Portfolio Sub-Account	Delaware VIP Diversified Income Series— Standard Class Sub-Account

ASSETS
Investments, at cost	$3,497,424	$18,056,696
Shares held in corresponding Funds	263,171	1,651,426
Portfolio investments, at value	$3,529,122	$18,198,716
Total assets	$3,529,122	$18,198,716

NET ASSETS
Accumulation fund	$3,529,122	$18,198,716
Annuity fund	—	—

Net assets	$3,529,122	$18,198,716

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$—
Lifetime Variable Select Annuity	—	—

Intelligent Variable Annuity
Band 1	15.91	13.95
Band 2	16.01	14.04
Band 3	16.07	14.10
Band 4	—	—
Band 5	15.84	13.90
Band 6	15.94	13.98
Band 7	16.01	14.04

	Calamos Growth & Income Portfolio Sub-Account	Delaware VIP Diversified Income Series— Standard Class Sub-Account

INVESTMENT INCOME
Dividends	$50,214	$660,182

Expenses
Administrative expenses	3,401	12,413
Mortality and expense risk charges	8,416	31,270
Guaranteed minimum death benefits	1,547	4,305
Total expenses	13,364	47,988
Net investment income (loss)	36,850	612,194

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	225,772	55,593
Capital gain distributions	—	137,115
Net realized gain (loss)	225,772	192,708
Net change in unrealized appreciation (depreciation) on investments	(300,960)	(110,316)
Net realized and unrealized gain (loss) on investments	(75,188)	82,392
Net increase (decrease) in net assets resulting from operations	$(38,338)	$694,586

B-8	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2011

	Delaware VIP International Value Equity Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	Franklin Income Securities Fund— Class 1 Sub-Account	Franklin Small- Mid Cap Growth Securities Fund— Class 1 Sub-Account	Mutual Shares Securites Fund— Class 1 Sub-Account

ASSETS
Investments, at cost	$5,364,937	$4,648,936	$4,059,313	$1,407,996	$1,251,030
Shares held in corresponding Funds	518,267	148,410	279,122	63,048	80,167
Portfolio investments, at value	$4,654,042	$4,658,592	$4,097,507	$1,335,982	$1,248,201
Total assets	$4,654,042	$4,658,592	$4,097,507	$1,335,982	$1,248,201

NET ASSETS
Accumulation fund	$4,654,042	$4,658,592	$4,097,507	$1,335,982	$1,248,201
Annuity fund	—	—	—	—	—

Net assets	$4,654,042	$4,658,592	$4,097,507	$1,335,982	$1,248,201

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$—	$—	$—	$—
Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity
Band 1	10.61	33.87	19.21	23.22	17.63
Band 2	10.67	34.08	19.33	23.36	17.74
Band 3	10.71	34.22	19.41	23.46	17.81
Band 4	—	—	—	—	—
Band 5	10.56	33.73	19.13	23.12	17.56
Band 6	10.63	33.94	19.25	23.27	17.67
Band 7	10.67	34.08	19.33	23.36	17.74

STATEMENTS OF OPERATIONS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2011

	Delaware VIP International Value Equity Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	Franklin Income Securities Fund— Class 1 Sub-Account	Franklin Small- Mid Cap Growth Securities Fund— Class 1 Sub-Account	Mutual Shares Securites Fund— Class 1 Sub-Account

INVESTMENT INCOME
Dividends	$82,331	$23,177	$277,003	$—	$31,350

Expenses
Administrative expenses	6,617	4,422	4,455	1,352	1,089
Mortality and expense risk charges	13,078	8,506	10,859	3,441	2,533
Guaranteed minimum death benefits	833	445	1,700	351	582
Total expenses	20,528	13,373	17,014	5,144	4,204
Net investment income (loss)	61,803	9,804	259,989	(5,144)	27,146

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	233,302	301,362	7,733	168,406	(1,224)
Capital gain distributions	—	—	—	—	—
Net realized gain (loss)	233,302	301,362	7,733	168,406	(1,224)
Net change in unrealized appreciation (depreciation) on investments	(1,440,640)	(364,350)	(215,088)	(231,300)	(46,359)
Net realized and unrealized gain (loss) on investments	(1,207,338)	(62,988)	(207,355)	(62,894)	(47,583)
Net increase (decrease) in net assets resulting from operations	$(1,145,535)	$(53,184)	$52,634	$(68,038)	$(20,437)

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-9

continued

	Templeton Developing Markets Securities Fund— Class 1 Sub-Account	ING Clarion Global Real Estate Portfolio— Class I Sub-Account	Janus Aspen Forty Portfolio—Institutional Shares Sub-Account	Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account	Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account

ASSETS
Investments, at cost	$4,676,213	$1,253,187	$2,617,292	$5,478,469	$4,715,305
Shares held in corresponding Funds	450,227	130,075	75,837	113,582	308,473
Portfolio investments, at value	$4,277,158	$1,161,573	$2,519,298	$4,337,714	$4,741,232
Total assets	$4,277,158	$1,161,573	$2,519,298	$4,337,714	$4,741,232

NET ASSETS
Accumulation fund	$4,277,158	$1,161,573	$2,519,298	$4,337,714	$4,741,232
Annuity fund	—	—	—	—	—

Net assets	$4,277,158	$1,161,573	$2,519,298	$4,337,714	$4,741,232

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$—	$—	$—	$—
Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity
Band 1	12.93	26.06	32.91	46.88	18.06
Band 2	13.01	26.13	33.11	47.17	18.17
Band 3	13.06	26.17	33.24	47.36	18.24
Band 4	—	—	—	—	—
Band 5	12.88	26.02	32.77	46.69	17.98
Band 6	12.96	26.08	32.97	46.98	18.09
Band 7	13.01	26.13	33.11	47.17	18.17

	Templeton Developing Markets Securities Fund— Class 1 Sub-Account	ING Clarion Global Real Estate Portfolio— Class I Sub-Account	Janus Aspen Forty Portfolio—Institutional Shares Sub-Account	Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account	Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account

INVESTMENT INCOME
Dividends	$49,187	$31,242	$9,436	$32,602	$34,144

Expenses
Administrative expenses	4,297	761	2,364	5,643	4,042
Mortality and expense risk charges	9,076	1,942	5,627	12,468	10,491
Guaranteed minimum death benefits	689	180	538	2,191	1,313
Total expenses	14,062	2,883	8,529	20,302	15,846
Net investment income (loss)	35,125	28,359	907	12,300	18,298

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	115,627	(4,231)	106,630	(902,834)	204,397
Capital gain distributions	—	—	—	67,990	—
Net realized gain (loss)	115,627	(4,231)	106,630	(834,844)	204,397
Net change in unrealized appreciation (depreciation) on investments	(936,547)	(104,995)	(290,025)	(1,955,884)	(371,542)
Net realized and unrealized gain (loss) on investments	(820,920)	(109,226)	(183,395)	(2,790,728)	(167,145)
Net increase (decrease) in net assets resulting from operations	$(785,795)	$(80,867)	$(182,488)	$(2,778,428)	$(148,847)

B-10	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2011

	Legg Mason ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	Legg Mason Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account	Legg Mason ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Global Equity Series— Initial Class Sub-Account

ASSETS
Investments, at cost	$1,074,510	$2,636,565	$358,050	$452,398	$772,463
Shares held in corresponding Funds	64,136	329,124	22,685	18,960	60,215
Portfolio investments, at value	$1,071,077	$2,428,934	$349,577	$465,664	$765,336
Total assets	$1,071,077	$2,428,934	$349,577	$465,664	$765,336

NET ASSETS
Accumulation fund	$1,071,077	$2,428,934	$349,577	$465,664	$765,336
Annuity fund	—	—	—	—	—

Net assets	$1,071,077	$2,428,934	$349,577	$465,664	$765,336

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$—	$—	$—	$—
Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity
Band 1	16.51	12.09	16.85	24.27	14.24
Band 2	16.61	12.16	16.95	24.42	14.33
Band 3	16.68	12.21	17.02	—	14.39
Band 4	—	—	—	—	—
Band 5	16.44	12.04	16.78	24.18	14.19
Band 6	16.55	12.11	16.88	24.32	14.27
Band 7	16.61	12.16	16.95	24.42	14.33

STATEMENTS OF OPERATIONS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2011

	Legg Mason ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	Legg Mason Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account	Legg Mason ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Global Equity Series— Initial Class Sub-Account

INVESTMENT INCOME
Dividends	$2,161	$196,290	$—	$740	$6,311

Expenses
Administrative expenses	1,048	2,594	885	445	716
Mortality and expense risk charges	2,395	6,157	1,699	1,124	1,698
Guaranteed minimum death benefits	275	1,038	661	159	295
Total expenses	3,718	9,789	3,245	1,728	2,709
Net investment income (loss)	(1,557)	186,501	(3,245)	(988)	3,602

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	158,521	103,399	142,908	41,326	48,257
Capital gain distributions	—	—	5,860	—	—
Net realized gain (loss)	158,521	103,399	148,768	41,326	48,257
Net change in unrealized appreciation (depreciation) on investments	(128,395)	(277,923)	(3,870)	(39,489)	(98,638)
Net realized and unrealized gain (loss) on investments	30,126	(174,524)	144,898	1,837	(50,381)
Net increase (decrease) in net assets resulting from operations	$28,569	$11,977	$141,653	$849	$(46,779)

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-11

continued

	MFS Investors Growth Stock Series—Initial Class Sub-Account	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Partners Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Regency Portfolio—I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account

ASSETS
Investments, at cost	$817,720	$1,232,250	$580,117	$2,017,527	$4,412,028
Shares held in corresponding Funds	76,135	47,736	53,522	136,821	399,656
Portfolio investments, at value	$838,248	$1,244,945	$534,686	$1,951,074	$4,204,378
Total assets	$838,248	$1,244,945	$534,686	$1,951,074	$4,204,378

NET ASSETS
Accumulation fund	$838,248	$1,244,945	$534,686	$1,951,074	$4,204,378
Annuity fund	—	—	—	—	—

Net assets	$838,248	$1,244,945	$534,686	$1,951,074	$4,204,378

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$—	$—	$—	$—
Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity
Band 1	11.54	34.09	15.50	14.90	14.19
Band 2	11.61	34.30	15.60	14.99	14.28
Band 3	11.66	34.44	15.66	15.05	14.34
Band 4	—	—	—	—	—
Band 5	11.50	33.96	15.44	14.84	14.14
Band 6	11.57	34.16	15.54	14.93	14.22
Band 7	11.61	34.30	15.60	14.99	14.28

	MFS Investors Growth Stock Series—Initial Class Sub-Account	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Partners Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Regency Portfolio—I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account

INVESTMENT INCOME
Dividends	$4,876	$36,160	$—	$11,766	$258,660

Expenses
Administrative expenses	884	938	662	1,347	3,316
Mortality and expense risk charges	2,133	2,376	1,688	3,207	8,270
Guaranteed minimum death benefits	489	362	171	327	722
Total expenses	3,506	3,676	2,521	4,881	12,308
Net investment income (loss)	1,370	32,484	(2,521)	6,885	246,352

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	77,283	53,248	16,165	40,929	(29,008)
Capital gain distributions	—	—	—	—	—
Net realized gain (loss)	77,283	53,248	16,165	40,929	(29,008)
Net change in unrealized appreciation (depreciation) on investments	(76,306)	(48,714)	(102,223)	(179,455)	(216,434)
Net realized and unrealized gain (loss) on investments	977	4,534	(86,058)	(138,526)	(245,442)
Net increase (decrease) in net assets resulting from operations	$2,347	$37,018	$(88,579)	$(131,641)	$910

B-12	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2011

	PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Blend Account— Class 1 Sub-Account	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account

ASSETS
Investments, at cost	$6,753,374	$24,603,027	$9,763,426	$1,807,004	$2,828,563
Shares held in corresponding Funds	480,330	1,825,622	679,453	45,957	195,385
Portfolio investments, at value	$6,642,960	$25,467,424	$10,551,904	$1,861,724	$2,856,534
Total assets	$6,642,960	$25,467,424	$10,551,904	$1,861,724	$2,856,534

NET ASSETS
Accumulation fund	$6,642,960	$25,467,424	$10,551,904	$1,861,724	$2,856,534
Annuity fund	—	—	—	—	—

Net assets	$6,642,960	$25,467,424	$10,551,904	$1,861,724	$2,856,534

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$—	$—	$—	$—
Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity
Band 1	17.62	16.56	18.38	18.16	16.68
Band 2	17.73	16.66	18.50	18.27	16.79
Band 3	17.80	16.72	18.57	18.35	16.85
Band 4	—	—	—	—	—
Band 5	17.55	16.49	18.31	18.09	16.62
Band 6	17.66	16.59	18.42	18.20	16.72
Band 7	17.73	16.66	18.50	18.27	16.79

STATEMENTS OF OPERATIONS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2011

	PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Blend Account— Class 1 Sub-Account	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account

INVESTMENT INCOME
Dividends	$275,282	$1,099,677	$43,523	$—	$—

Expenses
Administrative expenses	5,153	21,858	9,048	1,591	2,801
Mortality and expense risk charges	12,520	52,290	23,487	3,881	7,412
Guaranteed minimum death benefits	1,188	7,283	2,684	296	606
Total expenses	18,861	81,431	35,219	5,768	10,819
Net investment income (loss)	256,421	1,018,246	8,304	(5,768)	(10,819)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	183,311	701,031	336,952	105,186	95,252
Capital gain distributions	7,438	98,089	—	19,267	—
Net realized gain (loss)	190,749	799,120	336,952	124,453	95,252
Net change in unrealized appreciation (depreciation) on investments	(148,449)	525,926	100,560	(67,276)	(225,849)
Net realized and unrealized gain (loss) on investments	42,300	1,325,046	437,512	57,177	(130,597)
Net increase (decrease) in net assets resulting from operations	$298,721	$2,343,292	$445,816	$51,409	$(141,416)

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-13

continued

	Prudential Series Fund—Natural Resources Portfolio— Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	Wanger International Sub-Account

ASSETS
Investments, at cost	$3,712,565	$4,546,341	$1,092,348	$3,695,159	$3,671,952
Shares held in corresponding Funds	80,862	289,226	99,187	376,413	110,950
Portfolio investments, at value	$3,063,868	$4,639,185	$1,032,541	$3,790,483	$3,194,264
Total assets	$3,063,868	$4,639,185	$1,032,541	$3,790,483	$3,194,264

NET ASSETS
Accumulation fund	$3,063,868	$4,639,185	$1,032,541	$3,790,483	$3,194,264
Annuity fund	—	—	—	—	—

Net assets	$3,063,868	$4,639,185	$1,032,541	$3,790,483	$3,194,264

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$—	$—	$—	$—
Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity
Band 1	55.97	22.93	15.03	11.74	37.50
Band 2	56.32	23.07	15.12	11.81	37.73
Band 3	56.55	23.17	15.18	11.86	37.88
Band 4	—	—	—	—	—
Band 5	55.75	22.84	14.97	11.70	37.35
Band 6	56.09	22.98	15.06	11.77	37.58
Band 7	56.32	23.07	15.12	11.81	37.73

	Prudential Series Fund—Natural Resources Portfolio— Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	Wanger International Sub-Account

INVESTMENT INCOME
Dividends	$—	$27,258	$28,694	$12,864	$115,917

Expenses
Administrative expenses	3,571	5,228	1,182	3,473	2,404
Mortality and expense risk charges	8,583	13,780	2,776	9,130	5,850
Guaranteed minimum death benefits	984	1,453	207	994	746
Total expenses	13,138	20,461	4,165	13,597	9,000
Net investment income (loss)	(13,138)	6,797	24,529	(733)	106,917

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	218,059	166,745	190,861	244,142	22,776
Capital gain distributions	—	—	—	—	52,666
Net realized gain (loss)	218,059	166,745	190,861	244,142	75,442
Net change in unrealized appreciation (depreciation) on investments	(1,195,072)	(490,086)	(347,667)	(366,879)	(641,893)
Net realized and unrealized gain (loss) on investments	(977,013)	(323,341)	(156,806)	(122,737)	(566,451)
Net increase (decrease) in net assets resulting from operations	$(990,151)	$(316,544)	$(132,277)	$(123,470)	$(459,534)

B-14	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES	concluded

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1  ■    DECEMBER 31, 2011

	Wanger Select Sub-Account	Wanger USA Sub-Account

ASSETS
Investments, at cost	$1,182,538	$963,028
Shares held in corresponding Funds	45,238	28,315
Portfolio investments, at value	$1,056,310	$843,798
Total assets	$1,056,310	$843,798

NET ASSETS
Accumulation fund	$1,056,310	$843,798
Annuity fund	—	—

Net assets	$1,056,310	$843,798

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$—
Lifetime Variable Select Annuity	—	—

Intelligent Variable Annuity
Band 1	24.27	36.28
Band 2	24.42	36.51
Band 3	24.51	36.65
Band 4	—	—
Band 5	24.17	36.14
Band 6	24.32	36.36
Band 7	24.42	—
STATEMENTS OF OPERATIONS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2011

	Wanger Select Sub-Account	Wanger USA Sub-Account

INVESTMENT INCOME
Dividends	$20,580	$—

Expenses
Administrative expenses	1,101	940
Mortality and expense risk charges	2,711	1,926
Guaranteed minimum death benefits	231	69
Total expenses	4,043	2,935
Net investment income (loss)	16,537	(2,935)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	121,370	59,415
Capital gain distributions	—	103,532
Net realized gain (loss)	121,370	162,947
Net change in unrealized appreciation (depreciation) on investments	(339,272)	(279,416)
Net realized and unrealized gain (loss) on investments	(217,902)	(116,469)
Net increase (decrease) in net assets resulting from operations	$(201,365)	$(119,404)

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-15

STATEMENT OF CHANGES IN NET ASSETS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	TIAA-CREF Life Bond Sub-Account		TIAA-CREF Life Growth Equity Sub-Account
	For the period ended December 31, 2011	For the period ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$2,300,975	$2,070,769	$(113,918)	$(33,039)
Net realized gain (loss)	405,971	879,239	1,290,950	1,693,750
Net change in unrealized appreciation (depreciation) on investments	1,507,341	719,059	(1,002,774)	2,359,046
Net increase (decrease) in net assets resulting from operations	4,214,287	3,669,067	174,258	4,019,757

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	9,104,393	9,556,003	1,492,711	2,473,396
Net contractowner transfers	6,386,957	8,695,821	3,169,150	(2,149,235)
Annuity payments	—	—	(165,350)	(100,129)
Withdrawals and death benefits (b)	(4,241,719)	(5,255,373)	(1,365,590)	(3,120,149)
Net increase (decrease) in net assets resulting from contractowner transactions	11,249,631	12,996,451	3,130,921	(2,896,117)
Net increase (decrease) in net assets	15,463,918	16,665,518	3,305,179	1,123,640

NET ASSETS
Beginning of period	68,173,770	51,508,252	35,506,264	34,382,624
End of period	$83,637,688	$68,173,770	$38,811,443	$35,506,264

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,074,412	1,668,110	2,101,448	2,303,518
Units purchased	269,753	293,473	81,773	169,416
Units sold/transferred	60,103	112,829	80,621	(371,486)
End of period	2,404,268	2,074,412	2,263,842	2,101,448

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-16	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	TIAA-CREF Life Growth & Income Sub-Account		TIAA-CREF Life International Equity Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$301,741	$366,082	$763,354	$574,012
Net realized gain (loss)	1,767,364	1,008,815	(4,348,634)	(6,514,875)
Net change in unrealized appreciation (depreciation) on investments	(878,335)	4,894,907	(15,362,784)	18,639,644
Net increase (decrease) in net assets resulting from operations	1,190,770	6,269,804	(18,948,064)	12,698,781

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	3,174,657	3,578,201	3,398,707	8,527,620
Net contractowner transfers	3,305,452	(763,764)	(2,511,450)	(2,173,205)
Annuity payments	(446,490)	(291,303)	(277,408)	(190,313)
Withdrawals and death benefits (b)	(4,225,922)	(4,711,912)	(5,270,938)	(6,363,261)
Net increase (decrease) in net assets resulting from contractowner transactions	1,807,697	(2,188,778)	(4,661,089)	(199,159)
Net increase (decrease) in net assets	2,998,467	4,081,026	(23,609,153)	12,499,622

NET ASSETS
Beginning of period	55,501,686	51,420,660	81,165,750	68,666,128
End of period	$58,500,153	$55,501,686	$57,556,597	$81,165,750

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,864,876	1,957,498	3,216,435	3,248,128
Units purchased	82,075	126,696	135,226	372,009
Units sold/transferred	(56,573)	(219,318)	(356,621)	(403,702)
End of period	1,890,378	1,864,876	2,995,040	3,216,435

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-17

continued

	TIAA-CREF Life Large-Cap Value Sub-Account		TIAA-CREF Life Money Market Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$375,257	$360,028	$(252,058)	$(232,526)
Net realized gain (loss)	(995,502)	(3,093,364)	—	—
Net change in unrealized appreciation (depreciation) on investments	(1,896,261)	8,384,711	—	—
Net increase (decrease) in net assets resulting from operations	(2,516,506)	5,651,375	(252,058)	(232,526)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	2,211,804	3,341,124	35,636,997	41,133,878
Net contractowner transfers	349,329	297,377	(25,190,475)	(33,922,524)
Annuity payments	(127,101)	(89,536)	—	—
Withdrawals and death benefits (b)	(2,306,614)	(3,538,690)	(13,361,924)	(19,556,889)
Net increase (decrease) in net assets resulting from contractowner transactions	127,418	10,275	(2,915,402)	(12,345,535)
Net increase (decrease) in net assets	(2,389,088)	5,661,650	(3,167,460)	(12,578,061)

NET ASSETS
Beginning of period	38,593,627	32,931,977	55,889,086	68,467,147
End of period	$36,204,539	$38,593,627	$52,721,626	$55,889,086

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	824,338	831,402	4,834,960	5,907,643
Units purchased	41,375	79,216	3,091,163	3,552,763
Units sold/transferred	(46,851)	(86,280)	(3,345,875)	(4,625,446)
End of period	818,862	824,338	4,580,248	4,834,960

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-18	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	TIAA-CREF Life Real Estate Securities Sub-Account		TIAA-CREF Life Small-Cap Equity Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$278,483	$591,731	$(16,927)	$67,790
Net realized gain (loss)	(2,326,582)	(3,710,064)	167,790	(1,305,025)
Net change in unrealized appreciation (depreciation) on investments	4,358,889	11,656,620	(1,838,267)	7,928,443
Net increase (decrease) in net assets resulting from operations	2,310,790	8,538,287	(1,687,404)	6,691,208

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	2,291,669	3,044,596	1,484,825	3,350,059
Net contractowner transfers	1,420,591	2,661,569	(1,305,710)	4,699,991
Annuity payments	(137,421)	(112,695)	(95,297)	(57,606)
Withdrawals and death benefits (b)	(2,529,821)	(2,127,450)	(2,481,584)	(2,913,169)
Net increase (decrease) in net assets resulting from contractowner transactions	1,045,018	3,466,020	(2,397,766)	5,079,275
Net increase (decrease) in net assets	3,355,808	12,004,307	(4,085,170)	11,770,483

NET ASSETS
Beginning of period	39,417,838	27,413,531	34,648,472	22,877,989
End of period	$42,773,646	$39,417,838	$30,563,302	$34,648,472

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	714,419	644,787	630,978	528,756
Units purchased	38,412	63,310	20,594	71,660
Units sold/transferred	(23,173)	6,322	(73,355)	30,562
End of period	729,658	714,419	578,217	630,978

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-19

continued

	TIAA-CREF Life Social Choice Equity Sub-Account		TIAA-CREF Life Stock Index Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$282,759	$265,057	$2,267,536	$1,949,906
Net realized gain (loss)	240,907	165,557	4,405,466	3,236,362
Net change in unrealized appreciation (depreciation) on investments	(704,870)	2,532,306	(5,880,945)	18,184,790
Net increase (decrease) in net assets resulting from operations	(181,204)	2,962,920	792,057	23,371,058

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,597,388	1,145,143	7,138,680	12,470,145
Net contractowner transfers	1,159,856	424,451	3,841,023	2,280,300
Annuity payments	(108,401)	(54,146)	(779,193)	(589,802)
Withdrawals and death benefits (b)	(876,526)	(1,886,329)	(9,050,242)	(14,245,200)
Net increase (decrease) in net assets resulting from contractowner transactions	1,772,317	(370,881)	1,150,268	(84,557)
Net increase (decrease) in net assets	1,591,113	2,592,039	1,942,325	23,286,501

NET ASSETS
Beginning of period	22,360,258	19,768,219	170,557,206	147,270,705
End of period	$23,951,371	$22,360,258	$172,499,531	$170,557,206

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	741,038	759,141	4,807,384	4,852,817
Units purchased	43,024	41,965	181,004	399,040
Units sold/transferred	9,601	(60,068)	(149,336)	(444,473)
End of period	793,663	741,038	4,839,052	4,807,384

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-20	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	Calamos Growth & Income Portfolio Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$36,850	$30,045
Net realized gain (loss)	225,772	134,844
Net change in unrealized appreciation (depreciation) on investments	(300,960)	98,421
Net increase (decrease) in net assets resulting from operations	(38,338)	263,310

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	541,458	470,084
Net contractowner transfers	(24,981)	894,667
Annuity payments	—	—
Withdrawals and death benefits (b)	(273,769)	(35,004)
Net increase (decrease) in net assets resulting from contractowner transactions	242,708	1,329,747
Net increase (decrease) in net assets	204,370	1,593,057

NET ASSETS
Beginning of period	3,324,752	1,731,695
End of period	$3,529,122	$3,324,752

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	203,287	117,703
Units purchased	33,939	31,778
Units sold/transferred	(16,315)	53,806
End of period	220,911	203,287

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-21

continued

	Delaware VIP Diversified Income Series—Standard Class Sub-Account		Delaware VIP International Value Equity Series—Standard Class Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$612,194	$208,280	$61,803	$120,073
Net realized gain (loss)	192,708	203,351	233,302	117,594
Net change in unrealized appreciation (depreciation) on investments	(110,316)	(43,592)	(1,440,640)	230,812
Net increase (decrease) in net assets resulting from operations	694,586	368,039	(1,145,535)	468,479

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	6,230,223	1,957,896	855,023	591,563
Net contractowner transfers	4,093,622	1,944,432	(1,216,111)	2,792,646
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(410,265)	(228,196)	(131,143)	(98,682)
Net increase (decrease) in net assets resulting from contractowner transactions	9,913,580	3,674,132	(492,231)	3,285,527
Net increase (decrease) in net assets	10,608,166	4,042,171	(1,637,766)	3,754,006

NET ASSETS
Beginning of period	7,590,550	3,548,379	6,291,808	2,537,802
End of period	$18,198,716	$7,590,550	$4,654,042	$6,291,808

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	573,884	288,706	501,923	223,936
Units purchased	456,964	151,876	71,722	51,613
Units sold/transferred	267,465	133,302	(137,565)	226,374
End of period	1,298,313	573,884	436,080	501,923

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	Delaware VIP Small Cap Value Series—Standard Class Sub-Account		Franklin Income Securities Fund—Class 1 Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$9,804	$1,476	$259,989	$161,030
Net realized gain (loss)	301,362	161,400	7,733	64,701
Net change in unrealized appreciation (depreciation) on investments	(364,350)	231,998	(215,088)	125,331
Net increase (decrease) in net assets resulting from operations	(53,184)	394,874	52,634	351,062

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	501,343	225,332	366,659	829,088
Net contractowner transfers	(265,487)	3,169,976	(99,414)	1,017,531
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(47,787)	(12,577)	(131,196)	(44,432)
Net increase (decrease) in net assets resulting from contractowner transactions	188,069	3,382,731	136,049	1,802,187
Net increase (decrease) in net assets	134,885	3,777,605	188,683	2,153,249

NET ASSETS
Beginning of period	4,523,707	746,102	3,908,824	1,755,575
End of period	$4,658,592	$4,523,707	$4,097,507	$3,908,824

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	130,286	28,366	207,263	104,620
Units purchased	14,796	7,187	19,521	47,258
Units sold/transferred	(8,605)	94,733	(14,423)	55,385
End of period	136,477	130,286	212,361	207,263

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-23

continued

	Franklin Small-Mid Cap Growth Securities Fund—Class 1 Sub-Account		Mutual Shares Securites Fund—Class 1 Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$(5,144)	$(2,437)	$27,146	$10,674
Net realized gain (loss)	168,406	113,569	(1,224)	43,740
Net change in unrealized appreciation (depreciation) on investments	(231,300)	81,080	(46,359)	31,870
Net increase (decrease) in net assets resulting from operations	(68,038)	192,212	(20,437)	86,284

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	330,841	68,397	198,799	96,029
Net contractowner transfers	83,375	394,472	89,495	130,308
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(143,481)	(9,086)	(10,069)	(27,057)
Net increase (decrease) in net assets resulting from contractowner transactions	270,735	453,783	278,225	199,280
Net increase (decrease) in net assets	202,697	645,995	257,788	285,564

NET ASSETS
Beginning of period	1,133,285	487,290	990,413	704,849
End of period	$1,335,982	$1,133,285	$1,248,201	$990,413

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	46,143	25,307	55,249	43,674
Units purchased	13,238	3,361	11,103	5,620
Units sold/transferred	(2,110)	17,475	4,142	5,955
End of period	57,271	46,143	70,494	55,249

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	Templeton Developing Markets Securities Fund—Class 1 Sub-Account		ING Clarion Global Real Estate Portfolio— Class I Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the period May 1, 2010 (commencement of operations) to December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$35,125	$24,382	$28,359	$7,009
Net realized gain (loss)	115,627	447,441	(4,231)	(716)
Net change in unrealized appreciation (depreciation) on investments	(936,547)	7,456	(104,995)	13,382
Net increase (decrease) in net assets resulting from operations	(785,795)	479,279	(80,867)	19,675

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	652,283	320,271	622,052	42,181
Net contractowner transfers	327,406	1,082,917	410,584	193,704
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(138,736)	(58,972)	(45,664)	(92)
Net increase (decrease) in net assets resulting from contractowner transactions	840,953	1,344,216	986,972	235,793
Net increase (decrease) in net assets	55,158	1,823,495	906,105	255,468

NET ASSETS
Beginning of period	4,222,000	2,398,505	255,468	—
End of period	$4,277,158	$4,222,000	$1,161,573	$255,468

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	272,525	181,816	9,245	—
Units purchased	45,657	23,362	22,901	1,626
Units sold/transferred	10,395	67,347	12,336	7,619
End of period	328,577	272,525	44,482	9,245

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-25

continued

	Janus Aspen Forty Portfolio— Institutional Shares Sub-Account		Janus Aspen Overseas Portfolio— Institutional Shares Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$907	$387	$12,300	$14,672
Net realized gain (loss)	106,630	95,521	(834,844)	405,940
Net change in unrealized appreciation (depreciation) on investments	(290,025)	47,173	(1,955,884)	475,385
Net increase (decrease) in net assets resulting from operations	(182,488)	143,081	(2,778,428)	895,997

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	536,644	398,939	634,457	848,821
Net contractowner transfers	169,534	114,350	1,128,902	1,157,348
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(113,997)	(26,564)	(274,348)	(68,744)
Net increase (decrease) in net assets resulting from contractowner transactions	592,181	486,725	1,489,011	1,937,425
Net increase (decrease) in net assets	409,693	629,806	(1,289,417)	2,833,422

NET ASSETS
Beginning of period	2,109,605	1,479,799	5,627,131	2,793,709
End of period	$2,519,298	$2,109,605	$4,337,714	$5,627,131

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	59,255	44,209	80,650	49,997
Units purchased	15,598	12,020	10,022	13,952
Units sold/transferred	1,301	3,026	1,368	16,701
End of period	76,154	59,255	92,040	80,650

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account		Legg Mason ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$18,298	$16,767	$(1,557)	$(763)
Net realized gain (loss)	204,397	719,568	158,521	(1,757)
Net change in unrealized appreciation (depreciation) on investments	(371,542)	(141,909)	(128,395)	106,416
Net increase (decrease) in net assets resulting from operations	(148,847)	594,426	28,569	103,896

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,146,157	845,157	91,000	23,561
Net contractowner transfers	598,391	(1,400,628)	264,163	385,043
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(177,998)	(85,165)	(23,432)	(19,029)
Net increase (decrease) in net assets resulting from contractowner transactions	1,566,550	(640,636)	331,731	389,575
Net increase (decrease) in net assets	1,417,703	(46,210)	360,300	493,471

NET ASSETS
Beginning of period	3,323,529	3,369,739	710,777	217,306
End of period	$4,741,232	$3,323,529	$1,071,077	$710,777

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	177,721	207,282	43,713	16,650
Units purchased	61,961	50,189	5,418	1,649
Units sold/transferred	21,783	(79,750)	15,407	25,414
End of period	261,465	177,721	64,538	43,713

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-27

continued

	Legg Mason Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account		Legg Mason ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$186,501	$171,571	$(3,245)	$(496)
Net realized gain (loss)	103,399	415,980	148,768	18,447
Net change in unrealized appreciation (depreciation) on investments	(277,923)	(309,612)	(3,870)	(11,718)
Net increase (decrease) in net assets resulting from operations	11,977	277,939	141,653	6,233

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	241,671	583,143	45,560	3,514
Net contractowner transfers	(7,229)	(1,039,070)	(3,054,256)	3,104,681
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(62,255)	(65,709)	(18,318)	(13,793)
Net increase (decrease) in net assets resulting from contractowner transactions	172,187	(521,636)	(3,027,014)	3,094,402
Net increase (decrease) in net assets	184,164	(243,697)	(2,885,361)	3,100,635

NET ASSETS
Beginning of period	2,244,770	2,488,467	3,234,938	134,303
End of period	$2,428,934	$2,244,770	$349,577	$3,234,938

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	187,315	237,392	192,790	9,995
Units purchased	19,799	53,066	2,640	243
Units sold/transferred	(7,089)	(103,143)	(174,762)	182,552
End of period	200,025	187,315	20,668	192,790

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	MFS Growth Series—Initial Class Sub-Account		MFS Global Equity Series—Initial Class Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$(988)	$(655)	$3,602	$3,654
Net realized gain (loss)	41,326	8,415	48,257	71,750
Net change in unrealized appreciation (depreciation) on investments	(39,489)	40,377	(98,638)	(10,472)
Net increase (decrease) in net assets resulting from operations	849	48,137	(46,779)	64,932

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	147,043	5,303	102,076	14,952
Net contractowner transfers	(163,708)	268,666	146,933	(80,401)
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(2,204)	(4,576)	(47,460)	(3,329)
Net increase (decrease) in net assets resulting from contractowner transactions	(18,869)	269,393	201,549	(68,778)
Net increase (decrease) in net assets	(18,020)	317,530	154,770	(3,846)

NET ASSETS
Beginning of period	483,684	166,154	610,566	614,412
End of period	$465,664	$483,684	$765,336	$610,566

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	19,692	7,772	40,638	45,775
Units purchased	5,953	242	6,521	1,122
Units sold/transferred	(6,536)	11,678	6,328	(6,259)
End of period	19,109	19,692	53,487	40,638

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-29

continued

	MFS Investors Growth Stock Series—Initial Class Sub-Account		MFS Utilities Series—Initial Class Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$1,370	$3	$32,484	$14,147
Net realized gain (loss)	77,283	24,972	53,248	45,940
Net change in unrealized appreciation (depreciation) on investments	(76,306)	66,460	(48,714)	14,353
Net increase (decrease) in net assets resulting from operations	2,347	91,435	37,018	74,440

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	33,214	150,518	131,707	81,748
Net contractowner transfers	(27,407)	271,643	402,764	149,042
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(34,033)	(32,974)	(82,396)	(16,094)
Net increase (decrease) in net assets resulting from contractowner transactions	(28,226)	389,187	452,075	214,696
Net increase (decrease) in net assets	(25,879)	480,622	489,093	289,136

NET ASSETS
Beginning of period	864,127	383,505	755,852	466,716
End of period	$838,248	$864,127	$1,244,945	$755,852

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	74,677	37,157	23,483	16,442
Units purchased	2,752	14,349	3,818	2,718
Units sold/transferred	(5,075)	23,171	9,043	4,323
End of period	72,354	74,677	36,344	23,483

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	Neuberger Berman Advisers Management Trust Partners Portfolio—I Class Sub-Account		Neuberger Berman Advisers Management Trust Regency Portfolio—I Class Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$(2,521)	$1,545	$6,885	$2,668
Net realized gain (loss)	16,165	(40,396)	40,929	12,511
Net change in unrealized appreciation (depreciation) on investments	(102,223)	126,343	(179,455)	84,522
Net increase (decrease) in net assets resulting from operations	(88,579)	87,492	(131,641)	99,701

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	56,218	75,716	749,031	40,081
Net contractowner transfers	(54,030)	(198,558)	720,532	309,691
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(31,430)	(19,138)	(42,058)	(17,876)
Net increase (decrease) in net assets resulting from contractowner transactions	(29,242)	(141,980)	1,427,505	331,896
Net increase (decrease) in net assets	(117,821)	(54,488)	1,295,864	431,597

NET ASSETS
Beginning of period	652,507	706,995	655,210	223,613
End of period	$534,686	$652,507	$1,951,074	$655,210

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	36,977	46,138	40,714	17,483
Units purchased	3,324	4,942	48,871	2,715
Units sold/transferred	(5,973)	(14,103)	40,654	20,516
End of period	34,328	36,977	130,239	40,714

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-31

continued

	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account		PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$246,352	$149,925	$256,421	$94,967
Net realized gain (loss)	(29,008)	86,596	190,749	169,928
Net change in unrealized appreciation (depreciation) on investments	(216,434)	11,882	(148,449)	66,691
Net increase (decrease) in net assets resulting from operations	910	248,403	298,721	331,586

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	711,307	861,750	524,562	787,873
Net contractowner transfers	1,503,746	(186,906)	1,873,061	813,762
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(387,945)	(10,911)	(188,162)	(289,104)
Net increase (decrease) in net assets resulting from contractowner transactions	1,827,108	663,933	2,209,461	1,312,531
Net increase (decrease) in net assets	1,828,018	912,336	2,508,182	1,644,117

NET ASSETS
Beginning of period	2,376,360	1,464,024	4,134,778	2,490,661
End of period	$4,204,378	$2,376,360	$6,642,960	$4,134,778

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	169,345	117,767	250,619	168,214
Units purchased	49,874	64,929	30,552	50,659
Units sold/transferred	75,479	(13,351)	93,636	31,746
End of period	294,698	169,345	374,807	250,619

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account		PVC Equity Income Account— Class 1 Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$1,018,246	$350,375	$8,304	$189,022
Net realized gain (loss)	799,120	491,821	336,952	174,702
Net change in unrealized appreciation (depreciation) on investments	525,926	246,077	100,560	500,439
Net increase (decrease) in net assets resulting from operations	2,343,292	1,088,273	445,816	864,163

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	6,745,177	4,831,522	1,824,945	2,428,585
Net contractowner transfers	1,651,237	1,030,610	869,480	2,084,560
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(3,384,424)	(783,881)	(440,103)	(111,607)
Net increase (decrease) in net assets resulting from contractowner transactions	5,011,990	5,078,251	2,254,322	4,401,538
Net increase (decrease) in net assets	7,355,282	6,166,524	2,700,138	5,265,701

NET ASSETS
Beginning of period	18,112,142	11,945,618	7,851,766	2,586,065
End of period	$25,467,424	$18,112,142	$10,551,904	$7,851,766

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,212,856	862,534	446,513	170,235
Units purchased	423,530	331,349	102,606	152,176
Units sold/transferred	(105,508)	18,973	22,350	124,102
End of period	1,530,878	1,212,856	571,469	446,513

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-33

continued

	PVC MidCap Blend Class 1 Sub-Account		Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$(5,768)	$20,906	$(10,819)	$(8,349)
Net realized gain (loss)	124,453	83,068	95,252	206,336
Net change in unrealized appreciation (depreciation) on investments	(67,276)	99,268	(225,849)	447
Net increase (decrease) in net assets resulting from operations	51,409	203,242	(141,416)	198,434

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	424,186	56,183	264,394	673,968
Net contractowner transfers	290,236	204,364	150,385	(183,139)
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(44,531)	(7,471)	(82,921)	(56,006)
Net increase (decrease) in net assets resulting from contractowner transactions	669,891	253,076	331,858	434,823
Net increase (decrease) in net assets	721,300	456,318	190,442	633,257

NET ASSETS
Beginning of period	1,140,424	684,106	2,666,092	2,032,835
End of period	$1,861,724	$1,140,424	$2,856,534	$2,666,092

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	67,341	49,948	151,328	123,391
Units purchased	23,127	3,732	15,056	42,471
Units sold/transferred	11,522	13,661	4,058	(14,534)
End of period	101,990	67,341	170,442	151,328

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account		Prudential Series Fund—Value Portfolio—Class II Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$(13,138)	$(5,969)	$6,797	$(2,496)
Net realized gain (loss)	218,059	207,615	166,745	295,849
Net change in unrealized appreciation (depreciation) on investments	(1,195,072)	321,301	(490,086)	307,906
Net increase (decrease) in net assets resulting from operations	(990,151)	522,947	(316,544)	601,259

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	418,879	482,753	219,710	1,807,680
Net contractowner transfers	661,186	471,314	(345,865)	1,005,210
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(201,734)	(57,572)	(263,789)	(76,005)
Net increase (decrease) in net assets resulting from contractowner transactions	878,331	896,495	(389,944)	2,736,885
Net increase (decrease) in net assets	(111,820)	1,419,442	(706,488)	3,338,144

NET ASSETS
Beginning of period	3,175,688	1,756,246	5,345,673	2,007,529
End of period	$3,063,868	$3,175,688	$4,639,185	$5,345,673

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	45,331	31,848	217,567	92,243
Units purchased	6,235	8,182	8,714	82,561
Units sold/transferred	2,907	5,301	(24,816)	42,763
End of period	54,473	45,331	201,465	217,567

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-35

continued

	Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account		Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$24,529	$17,955	$(733)	$(5,083)
Net realized gain (loss)	190,861	70,465	244,142	181,459
Net change in unrealized appreciation (depreciation) on investments	(347,667)	140,640	(366,879)	275,118
Net increase (decrease) in net assets resulting from operations	(132,277)	229,060	(123,470)	451,494

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	82,886	218,806	846,673	873,887
Net contractowner transfers	(173,696)	298,346	38,107	422,293
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(89,138)	(6,915)	(190,812)	(42,505)
Net increase (decrease) in net assets resulting from contractowner transactions	(179,948)	510,237	693,968	1,253,675
Net increase (decrease) in net assets	(312,225)	739,297	570,498	1,705,169

NET ASSETS
Beginning of period	1,344,766	605,469	3,219,985	1,514,816
End of period	$1,032,541	$1,344,766	$3,790,483	$3,219,985

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	77,895	45,413	262,980	148,482
Units purchased	4,889	14,191	70,375	80,628
Units sold/transferred	(14,467)	18,291	(11,897)	33,870
End of period	68,317	77,895	321,458	262,980

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-36	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	Wanger International Sub-Account		Wanger Select Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$106,917	$24,131	$16,537	$1,666
Net realized gain (loss)	75,442	183,559	121,370	77,986
Net change in unrealized appreciation (depreciation) on investments	(641,893)	33,132	(339,272)	133,402
Net increase (decrease) in net assets resulting from operations	(459,534)	240,822	(201,365)	213,054

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,273,652	371,921	450,349	198,785
Net contractowner transfers	964,160	174,443	(117,250)	(396,577)
Annuity payments	—	—	—	—
Withdrawals and death benefits (b)	(80,049)	(39,250)	(160,102)	(8,749)
Net increase (decrease) in net assets resulting from contractowner transactions	2,157,763	507,114	172,997	(206,541)
Net increase (decrease) in net assets	1,698,229	747,936	(28,368)	6,513

NET ASSETS
Beginning of period	1,496,035	748,099	1,084,678	1,078,165
End of period	$3,194,264	$1,496,035	$1,056,310	$1,084,678

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	33,747	20,998	36,430	45,643
Units purchased	30,420	9,414	16,965	7,416
Units sold/transferred	20,607	3,335	(10,091)	(16,629)
End of period	84,774	33,747	43,304	36,430

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-37

concluded

	Wanger USA Sub-Account
	For the year ended December 31, 2011	For the year ended December 31, 2010

FROM OPERATIONS
Net investment income (loss)	$(2,935)	$(1,857)
Net realized gain (loss)	162,947	67,249
Net change in unrealized appreciation (depreciation) on investments	(279,416)	28,600
Net increase (decrease) in net assets resulting from operations	(119,404)	93,992

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	33,404	44,341
Net contractowner transfers	252,126	133,172
Annuity payments	—	—
Withdrawals and death benefits (b)	(17,664)	(6,062)
Net increase (decrease) in net assets resulting from contractowner transactions	267,866	171,451
Net increase (decrease) in net assets	148,462	265,443

NET ASSETS
Beginning of period	695,336	429,893
End of period	$843,798	$695,336

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	18,293	13,904
Units purchased	837	1,405
Units sold/transferred	3,961	2,984
End of period	23,091	18,293

(a)	Amounts presented are net of premium tax charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VA-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on July 27, 1998 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended. TIAA-CREF Life, which commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a legal reserve life insurance company which was established under the insurance laws of the State of New York in 1918.

Investors participate in the Separate Account by purchasing one of three different variable annuity contracts: the Personal Annuity Select and Single Premium Immediate Annuity (the “Original Contract”), the Lifetime Variable Select Annuity (the “Lifetime Contract”) and the Intelligent Variable Annuity (the “Intelligent VA”). Premiums received from the contracts are allocated to investment accounts, the (“Sub-Accounts”) of which some invest in the TIAA-CREF Life Funds (the “Funds”), an open-end management investment company registered with the Commission and managed by Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser. The Original Contract currently offers 8 investment Sub-Account options, the Lifetime Contract currently offers 10 investment Sub-Account options and the Intelligent VA offers 44 investment Sub-Account options. Accumulation unit values are calculated daily for each investment account.

On November 1, 2007, the Intelligent VA was launched as an additional variable annuity contract funded through the Separate Account. Intelligent VA allows individual investors to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

On June 28, 2011, the Commission approved an application from TIAA-CREF Life on behalf of the Separate Account permitting TIAA-CREF Life to automatically transfer all remaining contract values in the Credit Suisse Trust—Commodity Return Strategy Portfolio to the Prudential Series Fund Natural Resources Portfolio—Class II. The transfer was executed on July 22, 2011.

At a special meeting of shareholders held on September 29, 2011, the shareholders of the Credit Suisse Trust—International Equity Flex III Portfolio and the Credit Suisse Trust—U.S. Equity Flex I Portfolio approved the liquidation of each Portfolio. The Portfolios were subsequently liquidated on October 21, 2011.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table with four year setbacks. The Annuity 2000 Mortality Table is used for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after April 1, 1998. The mortality risk is fully borne by TIAA-CREF Life and may result in additional amounts being transferred into the variable annuity account by TIAA-CREF Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VA-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years (2007-2011) and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Intelligent Variable Annuity ■ Statement of Additional Information	B-39

continued

A description of the valuation techniques applied to the Sub-Accounts’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ending December 31, 2011, there were no transfers between levels by the Sub-Accounts. As of December 31, 2011, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

TIAA-CREF Life provides all administrative services for the Sub-Accounts. Daily charges are deducted from the net assets of the Sub-Accounts for services required to administer the Separate Account and the contracts, and to cover certain insurance risks borne by TIAA-CREF Life. The following are the current administrative expense charges for the contracts:

Administrative expense

(as a percentage of average account value)

	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select
Maximum contractual fee	0.30%	0.20%	0.20%
Fee waiver	0.20%	0.00%	0.00%
Current fee	0.10%	0.20%	0.20%

TIAA-CREF Life imposes a daily charge that is deducted from the net assets of the Sub-Accounts for bearing certain mortality and expense risks in connection with the contracts. The following are the mortality and expense risk charges for the contracts:

Mortality and expense risk charges

(as a percentage of average account value)

	Personal Annuity Select	Lifetime Variable Select
Maximum contractual fee	1.00%	1.00%
Fee waiver	0.60%	0.60%
Current fee	0.40%	0.40%

Intelligent Variable Annuity

	Maximum contractual fee	Fee waiver	Current fee
If accumulation value is less than $100,000	0.40%	0.00%	0.40%
If accumulation value is between $100,000-$500,000	0.25%	0.00%	0.25%
If accumulation value is greater than $500,000	0.15%	0.00%	0.15%
After the first 10 contract years	0.00%	0.00%	0.00%

There are other daily, monthly, and annual fees and expenses that a contractowner will pay when buying, owning and surrendering the policy. These fees and expenses include as follows:

Additional expense charges	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select
Maximum annual contract fees (waived for accumulation values > $25,000)	$25	$0	$25
Optional guaranteed minimum death benefit charge	0.10%	None	None
Premium taxes(a)	1.00% to 3.50%	1.00% to 3.50%	1.00% to 3.50%
Maximum transfer fee	$0	$0	$25

(a)	Only applicable in certain states.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. The contracts are distributed by Teachers Personal Investors Services, Inc. (“TPIS”) and, in some instances, TIAA-CREF Individual & Institutional Services, LLC, subsidiaries of TIAA. TPIS may also enter into selling agreements with third parties to distribute the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2011 were as follows:

Sub-Accounts	Purchases	Sales
TIAA-CREF Life Bond	$28,627,268	$15,076,662
TIAA-CREF Life Growth Equity	10,199,320	7,152,626
TIAA-CREF Life Growth & Income	14,306,234	12,150,167
TIAA-CREF Life International Equity	13,746,718	17,613,285
TIAA-CREF Life Large-Cap Value	11,417,795	10,902,393
TIAA-CREF Life Money Market	62,811,715	65,979,175
TIAA-CREF Life Real Estate Securities	12,853,696	11,518,796
TIAA-CREF Life Small-Cap Equity	8,295,150	10,701,870
TIAA-CREF Life Social Choice	5,030,644	2,950,236
TIAA-CREF Life Stock Index	28,073,142	24,594,309
Calamos Growth & Income Portfolio	2,038,496	1,758,937
Delaware VIP Diversified Income Series—Standard Class	15,507,984	4,845,095
Delaware VIP International Value Equity Series—Standard Class	3,342,663	3,773,090
Delaware VIP Small Cap Value Series—Standard Class	1,980,970	1,783,097
Franklin Income Securities Fund—Class 1	2,686,049	2,290,009
Franklin Small-Mid Cap Growth Securities Fund—Class 1	1,373,690	1,108,099
Mutual Shares Securites Fund—Class 1	1,055,610	750,239
Templeton Developing Markets Securities Fund—Class 1	3,676,804	2,800,725
ING Clarion Global Real Estate Portfolio—Class I	1,592,328	576,997
Janus Aspen Forty Portfolio—Institutional Shares	1,714,537	1,121,449

B-40	Statement of Additional Information ■ Intelligent Variable Annuity

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

Sub-Accounts	Purchases	Sales
Janus Aspen Overseas Portfolio—Institutional Shares	$6,562,715	$4,993,414
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares	2,921,237	1,336,388
Legg Mason ClearBridge Variable Aggressive Growth Portfolio—Class I	1,610,419	1,280,245
Legg Mason Western Asset Variable Global High Yield Bond Portfolio—Class I	2,326,523	1,967,835
Legg Mason ClearBridge Variable Small Cap Growth Portfolio—Class I	517,280	3,541,680
MFS Growth Series—Initial Class	436,782	456,640
MFS Global Equity Series—Initial Class	659,118	453,967
MFS Investors Growth Stock Series—Initial Class	720,927	747,782
MFS Utilities Series—Initial Class	1,316,806	832,247
Neuberger Berman Advisers Management Trust Partners Portfolio—I Class	432,991	464,755
Neuberger Berman Advisers Management Trust Regency Portfolio—I Class	2,093,624	659,234
PIMCO VIT All Asset Portfolio—Institutional Class	4,904,832	2,831,372

Sub-Accounts	Purchases	Sales
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class	$5,727,066	$3,253,745
PIMCO VIT Real Return Portfolio—Institutional Class	16,222,174	10,093,850
PVC Equity Income Account—Class 1	4,633,134	2,370,509
PVC MidCap Blend Account—Class 1	1,554,770	871,380
Prudential Series Fund-Jennison 20/20 Focus Portfolio—Class II	1,343,013	1,021,974
Prudential Series Fund—Natural Resources Portfolio—Class II	3,381,411	2,516,218
Prudential Series Fund—Value Portfolio—Class II	973,302	1,356,449
Royce Capital Fund Micro-Cap Portfolio—Investment Class	772,254	927,672
Royce Capital Fund Small-Cap Portfolio—Investment Class	2,095,058	1,401,823
Wanger International	3,524,829	1,207,482
Wanger Select	1,212,024	1,022,490
Wanger USA	1,086,083	717,618

Note 5—condensed financial information

	TIAA-CREF Life Bond Sub-Account
	For the years ended										For the period February 5, 2008 (commencement of operations) to December 31, 2008 Intelligent Variable Annuity
	2011		2010		2009		2008		2007

Total Return Lowest to Highest (h)	5.68% to 6.05%		6.27% to 6.64%		6.76% to 7.14%		(0.21)%		4.97%		(0.21)% to 0.14%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$32.76 to $33.11		$30.83 to $31.05		$28.87 to $28.98		$28.93		$27.56		$29.48 to $29.51
Accumulation Unit Value, End of Period Lowest to Highest	$34.62 to $35.12		$32.76 to $33.11		$30.83 to $31.05		$28.87		$28.93		$28.88 to $28.98
Net Assets, End of Period (000’s)	$83,638		$68,174		$51,508		$28,003		$27,467		$4,538
Accumulation Units Outstanding, End of Period (000’s)	2,404		2,074		1,668		970		949		157
Ratio of Expenses to Average Net Assets (a)(g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.60%		0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	3.57%	(f)	3.70%	(f)	4.79%	(f)	4.91%	(f)	6.02%	(f)	9.46%	(d)(f)

(a)	Does not include expenses of underlying TIAA-CREF Life Fund.
(b)	The values shown represent PA Select/SPIA and Lifetime Variable Select Accounts respectively.
(c)	The percentages shown for this period are not annualized.
(d)	Annualized for periods less than one year.
(f)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.
(g)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(h)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period, which is not annualized. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

See notes to condensed financial information.	Intelligent Variable Annuity ■ Statement of Additional Information	B-41

continued

	TIAA-CREF Life Growth Equity Sub-Account
	For the years ended										For the period February 5, 2008 (commencement of operations) to December 31, 2008 Intelligent Variable Annuity
	2011		2010		2009		2008		2007

Total Return Lowest to Highest (h)	1.24% to 1.60%		12.74% to 13.13%		34.66% to 35.13%		(41.05)%,(41.04)%		21.03%, 20.95%	(b)	(41.06)% to (40.86)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.37 to $16.55		$14.52 to $14.63		$10.78 to $10.83		$18.30		$15.12, $15.13	(b)	$16.06 to $16.07
Accumulation Unit Value, End of Period Lowest to Highest	$16.57 to $16.82		$16.37 to $16.55		$14.52 to $14.63		$10.78 to $10.79		$18.30		$10.79 to $10.83
Net Assets, End of Period (000’s)	$38,811		$35,506		$34,383		$22,431		$40,736		$830
Accumulation Units Outstanding, End of Period (000’s)	2,264		2,101		2,304		2,016		2,163		77
Ratio of Expenses to Average Net Assets (a)(g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.60%		0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.28%	(f)	0.48%	(f)	0.97%	(f)	0.87%	(f)	0.86%	(f)	1.72%	(d)(f)

	TIAA-CREF Life Growth & Income Sub-Account
	For the years ended										For the period February 5, 2008 (commencement of operations) to December 31, 2008 Intelligent Variable Annuity
	2011		2010		2009		2008		2007

Total Return Lowest to Highest (h)	2.35% to 2.71%		12.73% to 13.13%		26.99% to 27.44%		(35.19)%, (35.16)%		18.02%		(35.19)% to (34.96)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$28.80 to $29.11		$25.55 to $25.74		$20.12 to $20.20		$31.05		$26.31		$27.93 to $27.95
Accumulation Unit Value, End of Period Lowest to Highest	$29.48 to $29.90		$28.80 to $29.11		$25.55 to $25.74		$20.12 to $20.13		$31.05		$20.12 to $20.20
Net Assets, End of Period (000’s)	$58,500		$55,502		$51,421		$41,380		$68,193		$1,133
Accumulation Units Outstanding, End of Period (000’s)	1,890		1,865		1,957		1,996		2,126		56
Ratio of Expenses to Average Net Assets (a)(g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.60%		0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	1.09%	(f)	1.30%	(f)	1.77%	(f)	1.73%	(f)	1.63%	(f)	3.04%	(d)(f)

B-42	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to condensed financial information.

NOTES TO FINANCIAL STATEMENTS TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	TIAA-CREF Life International Equity Sub-Account
	For the years ended										For the period February 5, 2008 (commencement of operations) to December 31, 2008 Intelligent Variable Annuity
	2011		2010		2009		2008		2007

Total Return Lowest to Highest (h)	(24.33)% to (24.07)%		18.92% to 19.34%		30.95% to 31.41%		(50.29)%, (50.28)%		18.60%		(50.31)% to (50.14)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$24.73 to $24.99		$20.79 to $20.94		$15.88 to $15.94		$31.95		$26.94		$27.40 to $27.42
Accumulation Unit Value, End of Period Lowest to Highest	$18.71 to $18.98		$24.73 to $24.99		$20.79 to $20.94		$15.88 to $15.89		$31.95		$15.88 to $15.94
Net Assets, End of Period (000’s)	$57,557		$81,166		$68,666		$47,861		$123,210		$1,549
Accumulation Units Outstanding, End of Period (000’s)	2,995		3,216		3,248		2,958		3,797		98
Ratio of Expenses to Average Net Assets (a)(g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.60%		0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	1.61%	(f)	1.40%	(f)	3.93%	(f)	0.04%	(f)	2.10%	(f)	0.11%	(d)(f)

	TIAA-CREF Life Large-Cap Value Sub-Account
	For the years ended										For the period February 5, 2008 (commencement of operations) to December 31, 2008 Intelligent Variable Annuity
	2011		2010		2009		2008		2007

Total Return Lowest to Highest (h)	(6.51)% to (6.19)%		17.65% to 18.06%		30.67% to 31.13%		(41.07)%		0.31%, 0.30%	(b)	(41.10)% to (40.89)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$45.54 to $46.03		$38.70 to $38.98		$29.62 to $29.73		$50.28		$50.12, $50.13	(b)	$46.14 to $46.18
Accumulation Unit Value, End of Period Lowest to Highest	$42.57 to $43.18		$45.53 to $46.03		$38.70 to $38.98		$29.63		$50.28		$29.62 to $29.73
Net Assets, End of Period (000’s)	$36,205		$38,594		$32,932		$22,646		$44,152		$1,330
Accumulation Units Outstanding, End of Period (000’s)	819		824		831		744		852		45
Ratio of Expenses to Average Net Assets (a)(g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.60%		0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	1.54%	(f)	1.61%	(f)	1.96%	(f)	1.57%	(f)	1.99%	(f)	3.00%	(d)(f)

See notes to condensed financial information.	Intelligent Variable Annuity ■ Statement of Additional Information	B-43

continued

	TIAA-CREF Life Money Market Sub-Account
	For the years ended										For the period February 5, 2008 (commencement of operations) to December 31, 2008 Intelligent Variable Annuity
	2011		2010		2009		2008		2007

Total Return Lowest to Highest (h)	(0.57)% to (0.22)%		(0.48)% to (0.13)%		(0.06)% to 0.29%		2.24%		4.62%		2.25% to 2.60%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$11.52 to $11.65		$11.57 to $11.66		$11.58 to $11.63		$11.32		$10.82		$11.38
Accumulation Unit Value, End of Period Lowest to Highest	$11.45 to $11.62		$11.52 to $11.65		$11.57 to $11.66		$11.58		$11.32		$11.59 to $11.63
Net Assets, End of Period (000’s)	$52,722		$55,889		$68,467		$85,614		$97,972		$24,724
Accumulation Units Outstanding, End of Period (000’s)	4,580		4,835		5,908		7,395		8,651		2,128
Ratio of Expenses to Average Net Assets (a)(g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.60%		0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.03%	(f)	0.12%	(f)	0.58%	(f)	2.84%	(f)	5.16%	(f)	1.82%	(d)(f)

	TIAA-CREF Life Real Estate Securities Sub-Account
	For the years ended										For the period February 5, 2008 (commencement of operations) to December 31, 2008 Intelligent Variable Annuity
	2011		2010		2009		2008		2007

Total Return Lowest to Highest (h)	6.09% to 6.46%		30.38% to 30.84%		24.36% to 24.79%		(38.64)%, (38.60)%		(16.61)%		(38.65)% to (38.43)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$53.78 to $54.36		$41.25 to $41.55		$33.17 to $33.29		$54.07		$64.84		$52.38 to $52.42
Accumulation Unit Value, End of Period Lowest to Highest	$57.06 to $57.87		$53.78 to $54.36		$41.25 to $41.55		$33.17 to $33.20		$54.07		$33.17 to $33.29
Net Assets, End of Period (000’s)	$42,774		$39,418		$27,414		$22,168		$41,454		$713
Accumulation Units Outstanding, End of Period (000’s)	730		714		645		646		738		21
Ratio of Expenses to Average Net Assets (a)(g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.60%		0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	1.24%	(f)	2.38%	(f)	4.30%	(f)	4.32%	(f)	2.89%	(f)	9.55%	(d)(f)

B-44	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to condensed financial information.

NOTES TO FINANCIAL STATEMENTS TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	TIAA-CREF Life Small-Cap Equity Sub-Account
	For the years ended										For the period February 5, 2008 (commencement of operations) to December 31, 2008 Intelligent Variable Annuity
	2011		2010		2009		2008		2007

Total Return Lowest to Highest (h)	(4.81)% to (4.47)%		26.78% to 27.23%		26.99% to 27.43%		(32.79)%, (32.78)%		(6.17)%, (6.19)%	(b)	(32.83)% to (32.60)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$53.97 to $54.55		$42.57 to $42.88		$33.52 to $33.65		$49.89		$53.17, $53.18	(b)	$45.78 to $45.82
Accumulation Unit Value, End of Period Lowest to Highest	$51.37 to $52.11		$53.97 to $54.55		$42.57 to $42.88		$33.53 to $33.54		$49.89		$33.52 to $33.65
Net Assets, End of Period (000’s)	$30,563		$34,648		$22,878		$18,452		$28,863		$511
Accumulation Units Outstanding, End of Period (000’s)	578		631		529		541		564		16
Ratio of Expenses to Average Net Assets (a)(g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.60%		0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.53%	(f)	0.83%	(f)	1.43%	(f)	1.49%	(f)	1.47%	(f)	2.52%	(d)(f)

	TIAA-CREF Life Social Choice Equity Sub-Account
	For the years ended										For the period February 5, 2008 (commencement of operations) to December 31, 2008 Intelligent Variable Annuity
	2011		2010		2009		2008		2007

Total Return Lowest to Highest (h)	(0.64)% to (0.29)%		15.32% to 15.72%		31.72% to 32.05%		(36.45)%, (36.23)%		3.62%		(36.47)% to (36.31)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$29.27 to $29.59		$25.39 to $25.52		$19.27 to $19.35		$30.34		$29.28		$27.74 to $27.76
Accumulation Unit Value, End of Period Lowest to Highest	$29.09 to $29.50		$29.27 to $29.59		$25.39 to $25.52		$19.28 to $19.35		$30.34		$19.27 to $19.32
Net Assets, End of Period (000’s)	$23,951		$22,360		$19,768		$15,260		$24,856		$290
Accumulation Units Outstanding, End of Period (000’s)	794		741		759		770		792		15
Ratio of Expenses to Average Net Assets (a)(g)	0.25% to 0.60%		0.25% to 0.60%		0.35% to 0.60%		0.60%		0.60%		0.35% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	1.79%	(f)	1.88%	(f)	2.24%	(f)	1.37%	(f)	1.82%	(f)	3.06%	(d)(f)

See notes to condensed financial information.	Intelligent Variable Annuity ■ Statement of Additional Information	B-45

continued

	TIAA-CREF Life Stock Index Sub-Account
	For the years ended										For the period February 5, 2008 (commencement of operations) to December 31, 2008 Intelligent Variable Annuity
	2011		2010		2009		2008		2007

Total Return Lowest to Highest (h)	0.35% to 0.70%		16.10% to 16.50%		27.59% to 28.04%		(37.44)% to (37.47)%		4.53%		(37.46)% to (37.24)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$34.23 to $34.60		$29.48 to $29.70		$23.11 to $23.20		$36.95		$35.35		$33.76 to $33.79
Accumulation Unit Value, End of Period Lowest to Highest	$34.35 to $34.84		$34.23 to $34.60		$29.48 to $29.70		$23.11 to $23.12		$36.95		$23.11 to $23.20
Net Assets, End of Period (000’s)	$172,500		$170,557		$147,271		$107,551		$180,912		$2,520
Accumulation Units Outstanding, End of Period (000’s)	4,839		4,807		4,853		4,508		4,736		109
Ratio of Expenses to Average Net Assets (a)(g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.60%		0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	1.86%	(f)	1.87%	(f)	2.05%	(f)	1.84%	(f)	1.84%	(f)	5.97%	(d)(f)

	Calamos Growth & Income Portfolio Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(2.46)% to (2.12)%		10.92% to 11.31%		38.59% to 39.07%		(32.14)% to (31.91)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.24 to $16.42		$14.65 to $14.75		$10.57 to $10.61		$14.24 to $14.25
Accumulation Unit Value, End of Period Lowest to Highest	$15.84 to $16.07		$16.24 to $16.42		$14.65 to $14.75		$10.57 to $10.61
Net Assets, End of Period (000’s)	$3,529		$3,325		$1,732		$611
Accumulation Units Outstanding, End of Period (000’s)	221		203		118		58
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	1.47%	(f)	1.90%	(f)	2.76%	(f)	0.34%	(d)(f)

	Delaware VIP Diversified Income Series—Standard Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	5.76% to 6.13%		7.41% to 7.79%		26.20% to 26.64%		(5.11)% to (4.78)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$13.14 to $13.28		$12.23 to $12.32		$9.69 to $9.73		$10.40 to $10.41
Accumulation Unit Value, End of Period Lowest to Highest	$13.90 to $14.10		$13.14 to $13.28		$12.23 to $12.32		$9.69 to $9.73
Net Assets, End of Period (000’s)	$18,199		$7,591		$3,548		$1,181
Accumulation Units Outstanding, End of Period (000’s)	1,298		574		289		121
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	5.31%	(f)	4.13%	(f)	4.59%	(f)	0.00%	(d)(f)

B-46	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to condensed financial information.

NOTES TO FINANCIAL STATEMENTS TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	Delaware VIP International Value Equity Series—Standard Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(14.95)% to (14.65)%		10.26% to 10.65%		33.92% to 34.39%		(42.77)% to (42.57)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$12.42 to $12.55		$11.26 to $11.35		$8.41 to $8.44		$13.23 to $13.24
Accumulation Unit Value, End of Period Lowest to Highest	$10.56 to $10.71		$12.42 to $12.55		$11.26 to $11.35		$8.41 to $8.44
Net Assets, End of Period (000’s)	$4,654		$6,292		$2,538		$210
Accumulation Units Outstanding, End of Period (000’s)	436		502		224		25
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	1.24%	(f)	3.55%	(f)	2.76%	(f)	0.00%	(d)(f)

	Delaware VIP Small Cap Value Series—Standard Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(1.92)% to (1.58)%		31.48% to 31.94%		31.04% to 31.50%		(30.30)% to (30.05)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$34.39 to $34.76		$26.16 to $26.35		$19.96 to $20.04		$27.29 to $27.32
Accumulation Unit Value, End of Period Lowest to Highest	$33.73 to $34.22		$34.39 to $34.76		$26.16 to $26.35		$19.96 to $20.04
Net Assets, End of Period (000’s)	$4,659		$4,524		$746		$287
Accumulation Units Outstanding, End of Period (000’s)	136		130		28		14
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60% (d)
Ratio of Investment Income to Average Net Assets	0.52%	(f)	0.45%	(f)	0.90%	(f)	0.00%	(d)(f)

	Franklin Income Securities Fund—Class 1 Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	2.10% to 2.46%		12.19% to 12.58%		35.07% to 35.55%		(29.83)% to (29.59)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$18.74 to $18.94		$16.70 to $16.82		$12.37 to $12.41		$17.11 to $17.13
Accumulation Unit Value, End of Period Lowest to Highest	$19.13 to $19.41		$18.74 to $18.94		$16.70 to $16.82		$12.37 to $12.41
Net Assets, End of Period (000’s)	$4,098		$3,909		$1,756		$652
Accumulation Units Outstanding, End of Period (000’s)	212		207		105		53
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60% (d)
Ratio of Investment Income to Average Net Assets	6.20%	(f)	6.43%	(f)	6.92%	(f)	2.67%	(d)(f)

	Franklin Small-Mid Cap Growth Securities Fund—Class 1 Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(5.16)% to (4.83)%		27.17% to 27.62%		43.09% to 43.59%		(42.69)% to (42.49)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$24.38 to $24.65		$19.17 to $19.31		$13.40 to $13.45		$20.59 to $20.61
Accumulation Unit Value, End of Period Lowest to Highest	$23.12 to $23.46		$24.38 to $24.65		$19.17 to $19.31		$13.40 to $13.45
Net Assets, End of Period (000’s)	$1,336		$1,133		$487		$137
Accumulation Units Outstanding, End of Period (000’s)	57		46		25		10
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.00%	(f)	0.00%	(f)	0.00%	(f)	0.00%	(d)(f)

See notes to condensed financial information.	Intelligent Variable Annuity ■ Statement of Additional Information	B-47

continued

	Mutual Shares Securities Fund—Class 1 Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(1.38)% to (1.04)%		10.80% to 11.19%		25.60% to 26.03%		(37.31)% to (37.09)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.81 to $18.00		$16.07 to $16.19		$12.80 to $12.84		$18.88 to $18.90
Accumulation Unit Value, End of Period Lowest to Highest	$17.56 to $17.81		$17.81 to $18.00		$16.07 to $16.19		$12.80 to $12.84
Net Assets, End of Period (000’s)	$1,248		$990		$705		$376
Accumulation Units Outstanding, End of Period (000’s)	70		55		44		29
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	2.87%	(f)	1.75%	(f)	2.20%	(f)	3.65%	(d)(f)

	Templeton Developing Markets Securities Fund—Class 1 Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(16.17)% to (15.88)%		17.13% to 17.54%		72.29% to 72.89%		(52.90)% to (52.78)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.36 to $15.53		$13.12 to $13.21		$7.61 to $7.63		$14.04 to $14.05
Accumulation Unit Value, End of Period Lowest to Highest	$12.88 to $13.06		$15.36 to $15.53		$13.12 to $13.21		$7.61 to $7.63
Net Assets, End of Period (000’s)	$4,277		$4,222		$2,399		$137
Accumulation Units Outstanding, End of Period (000’s)	329		273		182		18
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.35% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	1.14%	(f)	1.32%	(f)	3.26%	(f)	0.60%	(d)(f)

	ING Clarion Global Real Estate Portfolio—Class I Sub-Account
	For the period ended 2011		For the period May 1, 2010 (commencement of operations) to December 31, 2010 Intelligent Variable Annuity

Total Return Lowest to Highest (h)	(5.72)% to (5.39)%		10.38% to 10.64%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$27.59 to $27.66		$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$26.02 to $26.17		$27.59 to $27.66
Net Assets, End of Period (000’s)	$1,162		$255
Accumulation Units Outstanding, End of Period (000’s)	44		9
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	4.11%	(f)	4.21%	(d)(f)

B-48	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to condensed financial information.

NOTES TO FINANCIAL STATEMENTS TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	Janus Aspen Forty Portfolio—Institutional Shares Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(7.25)% to (6.93)%		6.11% to 6.48%		45.46% to 45.97%		(44.49)% to (44.29)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$35.33 to $35.72		$33.30 to $33.54		$22.89 to $22.98		$36.87 to $36.90
Accumulation Unit Value, End of Period Lowest to Highest	$32.77 to $33.24		$35.33 to $35.72		$33.30 to $33.54		$22.89 to $22.98
Net Assets, End of Period (000’s)	$2,519		$2,110		$1,480		$450
Accumulation Units Outstanding, End of Period (000’s)	76		59		44		20
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.40%	(f)	0.38%	(f)	0.04%	(f)	0.08%	(d)(f)

	Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(32.57)% to (32.34)%		24.56% to 24.99%		78.49% to 79.11%		(52.40)% to (52.23)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$69.25 to $69.99		$55.60 to $56.00		$31.15 to $31.27		$60.86 to $60.91
Accumulation Unit Value, End of Period Lowest to Highest	$46.69 to $47.36		$69.25 to $69.99		$55.60 to $56.00		$31.15 to $31.27
Net Assets, End of Period (000’s)	$4,338		$5,627		$2,794		$242
Accumulation Units Outstanding, End of Period (000’s)	92		81		50		8
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.58%	(f)	0.74%	(f)	0.63%	(f)	(0.03)%	(d)(f)

	Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(3.22)% to (2.89)%		14.97% to 15.37%		32.90% to 33.36%		(28.20)% to (27.95)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$18.58 to $18.78		$16.16 to $16.28		$12.16 to $12.21		$16.37 to $16.39
Accumulation Unit Value, End of Period Lowest to Highest	$17.98 to $18.24		$18.58 to $18.78		$16.16 to $16.28		$12.16 to $12.21
Net Assets, End of Period (000’s)	$4,741		$3,324		$3,370		$483
Accumulation Units Outstanding, End of Period (000’s)	261		178		207		40
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.84%	(f)	0.79%	(f)	0.72%	(f)	1.67%	(d)(f)

	Legg Mason ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	1.86% to 2.22%		24.26% to 24.70%		33.76% to 34.23%		(40.70)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.14 to $16.32		$12.99 to $13.09		$9.72		$15.30 to $15.31
Accumulation Unit Value, End of Period Lowest to Highest	$16.44 to $16.68		$16.14 to $16.32		$12.99 to $13.09		$9.72
Net Assets, End of Period (000’s)	$1,071		$711		$217		$17
Accumulation Units Outstanding, End of Period (000’s)	65		44		17		2
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.50%	(d)
Ratio of Investment Income to Average Net Assets	0.20%	(f)	0.19%	(f)	0.00%	(f)	0.00%	(d)(f)

See notes to condensed financial information.	Intelligent Variable Annuity ■ Statement of Additional Information	B-49

continued

	Legg Mason Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	1.11% to 1.46%		14.23 to 14.63%		54.63% to 55.17%		(31.24)% to (30.99)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$11.90 to $12.03		$10.42 to $10.50		$6.74 to $6.77		$9.56 to $9.57
Accumulation Unit Value, End of Period Lowest to Highest	$12.04 to $12.21		$11.90 to $12.03		$10.42 to $10.50		$6.74 to $6.77
Net Assets, End of Period (000’s)	$2,429		$2,245		$2,488		$387
Accumulation Units Outstanding, End of Period (000’s)	200		187		237		57
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	7.54%	(f)	9.20%	(f)	12.06%	(f)	10.94%	(d)(f)

	Legg Mason ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	0.78% to 1.13%		24.43 to 24.87%		41.92% to 42.42%		(37.64)% to (37.48)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.65 to $16.83		$13.38 to $13.48		$9.43 to $9.45		$14.36 to $14.37
Accumulation Unit Value, End of Period Lowest to Highest	$16.78 to $17.02		$16.65 to $16.83		$13.38 to $13.48		$9.43 to $9.45
Net Assets, End of Period (000’s)	$350		$3,235		$134		$27
Accumulation Units Outstanding, End of Period (000’s)	21		193		10		3
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.35% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.00%	(f)	0.00%	(f)	0.00%	(f)	0.00%	(d)(f)

	MFS Growth Series—Initial Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(0.92)% to (0.67)%		14.65% to 14.93%		36.85% to 37.19%		(37.79)% to (37.63)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$24.40 to $24.59		$21.28 to $21.39		$15.55 to $15.59		$10.69 to $10.70
Accumulation Unit Value, End of Period Lowest to Highest	$24.18 to $24.42		$24.40 to $24.59		$21.28 to $21.39		$15.55 to $15.59
Net Assets, End of Period (000’s)	$466		$484		$166		$66
Accumulation Units Outstanding, End of Period (000’s)	19		20		8		4
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.35% to 0.60%		0.35% to 0.60%		0.35% to 0.60%		0.35% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.17%	(f)	0.08%	(f)	0.33%	(f)	0.00%	(d)(f)

	MFS Global Equity Series—Initial Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(4.89)% to (4.56)%		11.69% to 12.08%		31.20% to 31.65%		(34.17)% to (33.94)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$14.92 to $15.08		$13.36 to $13.45		$10.18 to $10.22		$13.93 to $13.94
Accumulation Unit Value, End of Period Lowest to Highest	$14.19 to $14.39		$14.92 to $15.08		$13.36 to $13.45		$10.18 to $10.22
Net Assets, End of Period (000’s)	$765		$611		$614		$340
Accumulation Units Outstanding, End of Period (000’s)	53		41		46		33
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.35% to 0.60%(d)
Ratio of Investment Income to Average Net Assets	0.88%	(f)	0.99%	(f)	1.88%	(f)	0.00%	(d)(f)

B-50	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to condensed financial information.

NOTES TO FINANCIAL STATEMENTS TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	MFS Investors Growth Stock Series—Initial Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(0.02)% to 0.33%		11.80% to 12.19%		38.72% to 39.07%		(37.25)% to (37.03)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$11.50 to $11.62		$10.29 to $10.34		$7.41 to $7.44		$22.34 to $22.36
Accumulation Unit Value, End of Period Lowest to Highest	$11.50 to $11.66		$11.50 to $11.62		$10.29 to $10.34		$7.41 to $7.44
Net Assets, End of Period (000’s)	$838		$864		$384		$198
Accumulation Units Outstanding, End of Period (000’s)	72		75		37		27
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.35% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.55%	(f)	0.41%	(f)	0.75%	(f)	0.00%	(d)(f)

	MFS Utilities Series—Initial Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	6.15% to 6.52%		13.13% to 13.52%		32.42% to 32.75%		(37.98)% to (37.82)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$31.99 to $32.33		$28.28 to $28.42		$21.38 to $21.43		$31.54 to $31.56
Accumulation Unit Value, End of Period Lowest to Highest	$33.96 to $34.44		$31.99 to $32.33		$28.28 to $28.42		$21.38 to $21.43
Net Assets, End of Period (000’s)	$1,245		$756		$467		$105
Accumulation Units Outstanding, End of Period (000’s)	36		23		16		5
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.35% to 0.60%		0.25% to 0.50%	(d)
Ratio of Investment Income to Average Net Assets	3.85%	(f)	3.05%	(f)	3.74%	(f)	0.00%	(d)(f)

	Neuberger Berman Advisers Management Trust Partners Portfolio—I Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(11.89)% to (11.58)%		14.97% to 15.38%		55.14% to 55.69%		(52.68)% to (52.51)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.52 to $17.71		$15.24 to $15.35		$9.82 to $9.86		$18.76 to $18.78
Accumulation Unit Value, End of Period Lowest to Highest	$15.44 to $15.66		$17.52 to $17.71		$15.24 to $15.35		$9.82 to $9.86
Net Assets, End of Period (000’s)	$535		$653		$707		$205
Accumulation Units Outstanding, End of Period (000’s)	34		37		46		21
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.50%	(d)
Ratio of Investment Income to Average Net Assets	0.00%	(f)	0.60%	(f)	14.62%	(f)	0.82%	(d)(f)

	Neuberger Berman Advisers Management Trust Regency Portfolio—I Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(7.06)% to (6.73)%		25.43% to 25.87%		45.69% to 46.20%		(46.14)% to (46.01)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.97 to $16.14		$12.73 to $12.82		$8.74 to $8.76		$14.81 to $14.82
Accumulation Unit Value, End of Period Lowest to Highest	$14.84 to $15.05		$15.97 to $16.14		$12.73 to $12.82		$8.74 to $8.76
Net Assets, End of Period (000’s)	$1,951		$655		$224		$52
Accumulation Units Outstanding, End of Period (000’s)	130		41		17		6
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.35% to 0.50%	(d)
Ratio of Investment Income to Average Net Assets	0.87%	(f)	0.89%	(f)	1.92%	(f)	0.51%	(d)(f)

See notes to condensed financial information.	Intelligent Variable Annuity ■ Statement of Additional Information	B-51

continued

	PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	1.47% to 1.82%		12.64% to 13.03%		21.01% to 21.43%		(16.21)% to (16.00)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$13.93 to $14.08		$12.37 to $12.46		$10.22 to $10.25		$12.31 to $12.32
Accumulation Unit Value, End of Period Lowest to Highest	$14.14 to $14.34		$13.93 to $14.08		$12.37 to $12.46		$10.22 to $10.25
Net Assets, End of Period (000’s)	$4,204		$2,376		$1,464		$190
Accumulation Units Outstanding, End of Period (000’s)	295		169		118		19
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.35% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	7.78%	(f)	7.35%	(f)	10.76%	(f)	7.84%	(d)(f)

	PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	7.09% to 7.47%		11.16% to 11.55%		16.34% to 16.75%		(1.28)% to (0.94)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.39 to $16.56		$14.74 to $14.85		$12.67 to $12.72		$13.38 to $13.39
Accumulation Unit Value, End of Period Lowest to Highest	$17.55 to $17.80		$16.39 to $16.56		$14.74 to $14.85		$12.67 to $12.72
Net Assets, End of Period (000’s)	$6,643		$4,135		$2,491		$1,049
Accumulation Units Outstanding, End of Period (000’s)	375		251		168		83
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	5.33%	(f)	3.36%	(f)	3.28%	(f)	2.31%	(d)(f)

	PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	11.18% to 11.57%		7.62% to 8.01%		17.86% to 18.28%		(7.47)% to (7.15)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$14.83 to $14.99		$13.78 to $13.88		$11.69 to $11.74		$13.19 to $13.21
Accumulation Unit Value, End of Period Lowest to Highest	$16.49 to $16.72		$14.83 to $14.99		$13.78 to $13.88		$11.69 to $11.74
Net Assets, End of Period (000’s)	$25,467		$18,112		$11,946		$1,952
Accumulation Units Outstanding, End of Period (000’s)	1,531		1,213		863		167
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	5.02%	(f)	2.54%	(f)	3.10%	(f)	2.18%	(d)(f)

	PVC Equity Income Account—Class 1 Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	4.81% to 5.17%		15.48% to 15.89%		(19.29)% to (19.71)%		(34.34)% to (34.17)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.47 to $17.66		$15.13 to $15.24		$12.68 to $12.71		$17.63 to $17.65
Accumulation Unit Value, End of Period Lowest to Highest	$18.31 to $18.57		$17.47 to $17.66		$15.13 to $15.24		$12.68 to $12.71
Net Assets, End of Period (000’s)	$10,552		$7,852		$2,586		$181
Accumulation Units Outstanding, End of Period (000’s)	571		447		170		14
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.35% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.48%	(f)	4.40%	(f)	6.51%	(f)	0.00%	(d)(f)

B-52	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to condensed financial information.

NOTES TO FINANCIAL STATEMENTS TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

	PVC MidCap Blend Account—Class 1 Sub-Account
	For the period ended 2011		For the period ended 2010		For the period October 23, 2009 (commencement of operations) to December 31, 2009 Intelligent Variable Annuity

Total Return Lowest to Highest (h)	7.64% to 8.02%		23.36% to 23.79%		3.84% to 3.91%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.80 to $16.99		$13.62 to $13.72		$13.12 to $13.20
Accumulation Unit Value, End of Period Lowest to Highest	$18.09 to $18.35		$16.80 to $16.99		$13.62 to $13.72
Net Assets, End of Period (000’s)	$1,862		$1,140		$684
Accumulation Units Outstanding, End of Period (000’s)	102		67		50
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%
Ratio of Investment Income to Average Net Assets	0.00%	(f)	2.45%	(f)	0.00%	(d)(f)

	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(5.08)% to (4.74)%		6.72% to 7.10%		56.46% to 57.01%		(39.76)% to (39.55)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.50 to $17.69		$16.40 to $16.52		$10.48 to $10.54		$15.71 to $15.72
Accumulation Unit Value, End of Period Lowest to Highest	$16.62 to $16.85		$17.50 to $17.69		$16.40 to $16.52		$10.48 to $10.54
Net Assets, End of Period (000’s)	$2,857		$2,666		$2,033		$240
Accumulation Units Outstanding, End of Period (000’s)	170		151		123		23
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.00%	(f)	0.00%	(f)	0.00%	(f)	0.00%	(d)(f)

	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(19.83)% to (19.55)%		26.72% to 27.16%		75.36% to 75.97%		(53.47)% to (53.30)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$69.54 to $70.29		$54.88 to $55.27		$31.29 to $31.46		$62.09 to $62.14
Accumulation Unit Value, End of Period Lowest to Highest	$55.75 to $56.55		$69.54 to $70.29		$54.88 to $55.27		$31.29 to $31.46
Net Assets, End of Period (000’s)	$3,064		$3,176		$1,756		$251
Accumulation Units Outstanding, End of Period (000’s)	54		45		32		8
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.00%	(f)	0.06%	(f)	0.24%	(f)	0.03%	(d)(f)

See notes to condensed financial information.	Intelligent Variable Annuity ■ Statement of Additional Information	B-53

continued

	Prudential Series Fund—Value Portfolio—Class II Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(6.45)% to (6.12)%		12.71% to 13.10%		40.54% to 41.04%		(42.90)% to (42.70)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$24.41 to $24.68		$21.66 to $21.82		$15.41 to $15.47		$24.84 to $24.86
Accumulation Unit Value, End of Period Lowest to Highest	$22.84 to $23.17		$24.41 to $24.68		$21.66 to $21.82		$15.41 to $15.47
Net Assets, End of Period (000’s)	$4,639		$5,346		$2,008		$343
Accumulation Units Outstanding, End of Period (000’s)	201		218		92		22
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.52%	(f)	0.31%	(f)	1.08%	(f)	0.00%	(d)(f)

	Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(12.63)% to (12.32)%		29.18% to 29.64%		57.10% to 57.65%		(43.61)% to (43.41)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.13 to $17.31		$13.26 to $13.36		$8.44 to $8.47		$13.75 to $13.76
Accumulation Unit Value, End of Period Lowest to Highest	$14.97 to $15.18		$17.13 to $17.31		$13.26 to $13.36		$8.44 to $8.47
Net Assets, End of Period (000’s)	$1,033		$1,345		$605		$156
Accumulation Units Outstanding, End of Period (000’s)	68		78		45		19
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	2.42%	(f)	2.74%	(f)	0.00%	(f)	4.97%	(d)(f)

	Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(3.86)% to (3.52)%		19.80% to 20.22%		34.40% to 34.86%		(27.62)% to (27.36)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$12.16 to $12.30		$10.15 to $10.23		$7.55 to $7.58		$10.01 to $10.02
Accumulation Unit Value, End of Period Lowest to Highest	$11.70 to $11.86		$12.16 to $12.30		$10.15 to $10.23		$7.55 to $7.58
Net Assets, End of Period (000’s)	$3,790		$3,220		$1,515		$286
Accumulation Units Outstanding, End of Period (000’s)	321		263		148		38
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.37%	(f)	0.15%	(f)	0.00%	(f)	1.31%	(d)(f)

	Wanger International Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(15.13)% to (14.83)%		24.17% to 24.61%		48.89% to 49.41%		(45.93)% to (45.79)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$44.01 to $44.48		$35.44 to $35.70		$23.80 to $23.87		$39.08 to $39.11
Accumulation Unit Value, End of Period Lowest to Highest	$37.35 to $37.88		$44.01 to $44.48		$35.44 to $35.70		$23.80 to $23.87
Net Assets, End of Period (000’s)	$3,194		$1,496		$748		$85
Accumulation Units Outstanding, End of Period (000’s)	85		34		21		4
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.35% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	4.82%	(f)	2.75%	(f)	3.13%	(f)	0.00%	(d)(f)

B-54	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to condensed financial information.

NOTES TO FINANCIAL STATEMENTS TIAA-CREF LIFE SEPARATE ACCOUNT VA-1	concluded

	Wanger Select Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(18.17)% to (17.89)%		25.81% to 26.25%		65.19% to 65.77%		(49.39)% to (49.25)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$29.54 to $29.85		$23.48 to $23.65		$14.21 to $14.25		$25.59 to $25.62
Accumulation Unit Value, End of Period Lowest to Highest	$24.17 to $24.51		$29.54 to $29.85		$23.48 to $23.65		$14.21 to $14.25
Net Assets, End of Period (000’s)	$1,056		$1,085		$1,078		$67
Accumulation Units Outstanding, End of Period (000’s)	43		36		46		5
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.35% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	1.86%	(f)	0.49%	(f)	0.00%	(f)	0.00%	(d)(f)

	Wanger USA Sub-Account
	For the period ended 2011		For the period ended 2010		For the period ended 2009		For the period February 5, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (h)	(4.07)% to (3.73)%		22.61% to 23.04%		41.38% to 41.87%		(40.05)% to (39.84)%	(c)
Accumulation Unit Value, Beginning of Period Lowest to Highest	$37.67 to $38.08		$30.72 to $30.95		$21.73 to $21.81		$33.07 to $33.09
Accumulation Unit Value, End of Period Lowest to Highest	$36.14 to $36.65		$37.67 to $38.08		$30.72 to $30.95		$21.73 to $21.81
Net Assets, End of Period (000’s)	$844		$695		$430		$43
Accumulation Units Outstanding, End of Period (000’s)	23		18		14		2
Ratio of Expenses to Average Net Assets Lowest to Highest (g)	0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%		0.25% to 0.60%	(d)
Ratio of Investment Income to Average Net Assets	0.00%	(f)	0.00%	(f)	0.00%	(f)	0.00%	(d)(f)

Note 6—subsequent event

Effective July 30, 2012, the Calamos Growth and Income Portfolio will be closed to new investors. Current contract holders or participants in the Portfolio as of the closing date may continue to invest in the Portfolio.

See notes to condensed financial information.	Intelligent Variable Annuity ■ Statement of Additional Information	B-55

INDEX TO STATUTORY–BASIS FINANCIAL STATEMENTS

TIAA-CREF LIFE INSURANCE COMPANY
December 31, 2011
Page
B-57	Report of Independent Auditors

Statutory–Basis Financial Statements:
B-58	Statements of Admitted Assets, Liabilities and Capital and Surplus
B-59	Statements of Operations
B-60	Statements of Changes in Capital and Surplus
B-61	Statements of Cash Flows
B-62	Notes to Financial Statements

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
B-87	Report of Management Responsibility
B-88	Report of Independent Auditors

Statutory–Basis Financial Statements:
B-89	Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves
B-90	Statements of Operations
B-91	Statements of Changes in Capital and Contingency Reserves
B-92	Statements of Cash Flows
B-93	Notes to Financial Statements

B-56	Statement of Additional Information ■ Intelligent Variable Annuity

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

TIAA-CREF Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of TIAA-CREF Life Insurance Company (the “Company”) as of December 31, 2011 and 2010, and the related statutory-basis statements of operations and changes in capital and surplus, and cash flows for each of the three years ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, on the basis of accounting described in Note 2.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 11, 2012

Intelligent Variable Annuity ■ Statement of Additional Information	B-57

STATUTORY–BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

TIAA-CREF LIFE INSURANCE COMPANY

	December 31,
	2011	2010
	(in thousands)

ADMITTED ASSETS
Bonds	$3,182,147	$2,518,764
Preferred stocks	7,343	7,343
Common stocks	163	—
Mortgage loans	13,726	52,651
Cash, cash equivalents and short-term investments	106,502	88,008
Contract loans	4,227	4,025
Other long-term investments	12,821	1,097
Investment income due and accrued	36,382	30,512
Federal income tax recoverable from TIAA	774	3,206
Net deferred federal income tax asset	5,441	6,149
Other assets	12,579	10,797
Separate account assets	867,988	848,443
Total Admitted Assets	$4,250,093	$3,570,995

LIABILITIES, CAPITAL AND SURPLUS
Liabilities
Reserves for life and health, annuities and deposit-type contracts	$2,969,775	$2,341,156
Asset valuation reserve	10,594	7,805
Interest maintenance reserve	6,427	6,174
Other liabilities	23,171	21,972
Separate account liabilities	841,741	823,307
Total Liabilities	3,851,708	3,200,414

Capital and Surplus

Capital (2,500 shares of $1,000 par value common stock issued and outstanding)	2,500	2,500
Additional paid-in capital	357,500	357,500
Surplus	35,048	6,803
Deferred income taxes	3,337	3,778
Total Capital and Surplus	398,385	370,581
Total Liabilities, Capital and Surplus	$4,250,093	$3,570,995

B-58	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

STATUTORY–BASIS STATEMENTS OF OPERATIONS

TIAA-CREF LIFE INSURANCE COMPANY

	For the Years Ended December 31,
	2011	2010	2009
	(in thousands)

REVENUES
Insurance and annuity premiums and other considerations	$225,388	$218,934	$232,200
Net investment income	132,685	129,279	131,115
Other revenue	13,775	12,524	11,195
Total Revenues	$371,848	$360,737	$374,510

EXPENSES
Policy and contract benefits	$128,247	$125,285	$142,267
Increase in policy and contract reserves	83,741	74,327	55,901
Net operating expenses	56,214	46,493	42,778
Net transfers to separate accounts	37,938	48,360	75,252
Other benefits and expenses	34,848	31,970	33,954
Total Expenses	$340,988	$326,435	$350,152

Income before federal income tax and net realized capital gains (losses)	30,860	34,302	24,358
Federal income tax expense	10,545	8,509	11,922
Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	9,190	(849)	(19,452)
Net Income (Loss)	$29,505	$24,944	$(7,016)

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-59

STATUTORY–BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

TIAA-CREF LIFE INSURANCE COMPANY

	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total
	(in thousands)
Balance, December 31, 2008	$2,500	$287,500	$(9,669)	$280,331
Net loss			(7,016)	(7,016)
Net unrealized capital loss on investments			(1,706)	(1,706)
Change in asset valuation reserve			616	616
Change in accounting principle (SSAP 43R)			4,290	4,290
Change in accounting principle (SSAP 10R)			3,967	3,967
Change in surplus in separate accounts			3,436	3,436
Change in liability for reinsurance in unauthorized companies			(1,692)	(1,692)
Change in net deferred income tax			9,286	9,286
Change in non-admitted assets:
Deferred federal income tax asset			(6,650)	(6,650)
Deferred premium asset limitation			(609)	(609)
Other invested assets			(1,089)	(1,089)
Other assets			149	149
Capital contribution		70,000	—	70,000
Balance, December 31, 2009	$2,500	$357,500	$(6,687)	$353,313

Net income			24,944	24,944
Net unrealized capital loss on investments			(672)	(672)
Change in asset valuation reserve			(7,513)	(7,513)
Change in surplus in separate accounts			455	455
Change in liability for reinsurance in unauthorized companies			1,692	1,692
Change in net deferred income tax			(2,676)	(2,676)
Change in non-admitted assets:
Deferred federal income tax asset			213	213
Amount recoverable from reinsurers			(225)	(225)
Deferred premium asset limitation			146	146
Incremental deferred federal income tax asset			(189)	(189)
Other invested assets			1,089	1,089
Other assets			4	4
Balance, December 31, 2010	$2,500	$357,500	$10,581	$370,581

Net income			29,505	29,505
Net unrealized capital gain on investments			2,723	2,723
Change in asset valuation reserve			(2,789)	(2,789)
Change in surplus in separate accounts			(82)	(82)
Change in net deferred income tax			(14,040)	(14,040)
Change in non-admitted assets:
Deferred federal income tax asset			13,773	13,773
Amount recoverable from reinsurers			225	225
Deferred premium asset limitation			(1,070)	(1,070)
Incremental deferred federal income tax asset			(441)	(441)
Balance, December 31, 2011	$2,500	$357,500	$38,385	$398,385

B-60	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

STATUTORY–BASIS STATEMENTS OF CASH FLOWS

TIAA-CREF LIFE INSURANCE COMPANY

	For the Years Ended December 31,
	2011	2010	2009
	(in thousands)

CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$223,405	$218,701	$233,062
Miscellaneous income	12,494	11,419	11,038
Net investment income	132,287	140,012	149,949
Total Receipts	368,186	370,132	394,049
Policy and contract benefits	126,558	125,883	142,795
Operating expenses	68,319	52,128	46,194
Federal income tax expense/(benefit)	(7,346)	10,960	12,470
Net transfers to separate accounts	36,345	50,081	75,912
Total Disbursements	223,876	239,052	277,371
Net cash from operations	144,310	131,080	116,678

CASH FROM INVESTMENTS
Proceeds from long-term investments sold, matured, or repaid:
Bonds	383,016	425,289	427,883
Stocks	—	—	4,846
Mortgage loans	38,926	8,452	19,407
Miscellaneous proceeds	51	5,163	259
Cost of investments acquired:
Bonds	1,067,103	569,674	681,551
Stocks	—	1,968	2,925
Miscellaneous applications	4,990	—	—
Net increase in contract loans	202	2,197	735
Net cash from investments	(650,302)	(134,935)	(232,816)

CASH FROM FINANCING AND OTHER
Additional paid in capital	—	—	70,000
Net deposits on deposit-type contracts funds	520,049	(22,396)	51,796
Other cash provided (applied)	4,437	3,374	234
Net cash from financing and other	524,486	(19,022)	122,030
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	18,494	(22,877)	5,892
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	88,008	110,885	104,993
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$106,502	$88,008	$110,885

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-61

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TIAA-CREF LIFE INSURANCE COMPANY  ■  DECEMBER 31, 2011

Note 1— organization and operations

TIAA-CREF Life Insurance Company commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company and changed its name to TIAA-CREF Life Insurance Company (“TIAA-CREF Life” or the “Company”) on May 1, 1998. TIAA-CREF Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a legal reserve life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, fixed and variable universal life contracts, funding agreements, term-life insurance and single premium immediate annuities.

Note 2—significant accounting policies

BASIS OF PRESENTATION:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department. The primary differences arise because the Company maintains more conservative reserves, as prescribed or permitted by New York SAP, under which annuity reserves are generally discounted on the basis of contractually guaranteed interest rates and mortality tables.

The deferred premium asset limitation results from the Department requiring that any deferred premium asset established along with the corresponding mean reserve should be reduced by the proportionate amount reinsured on a coinsurance basis. Under this approach the deferred premium asset for reinsurance is adjusted based upon the premium mode of the direct policy rather than the premium mode of the reinsurance agreement.

	For The Years Ended December 31,
(in thousands)	2011	2010	2009
Net Income (Loss), New York SAP	$29,505	$24,944	$(7,016)
New York SAP Prescribed Practices:
Additional Reserves for:
Term Conversions	107	87	101
Deferred and Payout Annuities issued after 2000	—	(1)	(1)
Net Income (Loss), NAIC SAP	$29,612	$25,030	$(6,916)

	For The Years Ended December 31,
(in thousands)	2011	2010	2009
Capital and Surplus, New York SAP	$398,385	$370,581	$353,313
New York SAP Prescribed Practices:
Deferred Premium Asset Limitation	25,972	24,903	25,049
Additional Reserves for:
Term Conversions	1,240	1,133	1,045
Deferred and Payout Annuities issued after 2000	2	2	3
Capital and Surplus, NAIC SAP	$425,599	$396,619	$379,410

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows.

Under GAAP:

•	The Asset Valuation Reserve (“AVR”) is eliminated as it is not recognized under GAAP. The AVR is established under NAIC SAP as a direct charge to surplus;

•

The Interest Maintenance Reserve (“IMR”) is eliminated as it is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold;

•	Certain assets designated as “non-admitted assets” are included in the GAAP balance sheet rather than excluded from assets in the statutory balance sheet;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued under GAAP rather than being expensed when incurred;

•

Policy and contract reserves are based on estimates of expected mortality, morbidity, persistency and interest under GAAP rather than being based on statutory mortality, morbidity and interest requirements;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	Investments in bonds considered to be “available for sale” are carried at fair value under GAAP rather than at amortized cost;

•

Impairments on securities other than loan-backed and structured securities due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and

B-62	Statement of Additional Information ■ Intelligent Variable Annuity

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TIAA-CREF LIFE INSURANCE COMPANY  ■  DECEMBER 31, 2011

discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities (“LB&SS”) that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses, which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to significant risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue;

•

Declines in fair value of derivatives are recorded through earnings under GAAP rather than surplus. Derivatives embedded in host contracts are accounted for separately like a freestanding derivative if certain criteria are met. Replication Synthetic Asset Transactions (“RSAT”) are not recognized under GAAP;

•

Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for statutory purposes. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for statutory purposes. Transactions recorded as financing under GAAP have no impact on premiums or losses incurred, while for statutory purposes, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses.

The effects of these differences, while not determined, are presumed to be material.

Reclassifications: Certain prior year amounts in the financial statements have been reclassified to conform to the 2011 presentation. These reclassifications did not affect the total assets, liabilities, net income or surplus previously reported.

Use of Estimates: The preparation of the Company’s statutory-basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses at the date of the financial statements. Actual results may differ from those estimates.

ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Company:

Investments: Publicly traded securities are accounted for as of the date the investments are purchased or sold (trade date). Other investments are recorded on the settlement date. Realized capital gains and losses on investment transactions are accounted for under the specific identification method. A realized loss is recorded when an impairment is considered to be other-than-temporary.

Bonds: Bonds are stated at amortized cost using the current effective interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly for changes. Loan-backed and structured securities are reported at the lower of amortized cost or fair value when rated NAIC 6 or when determined to be held for sale.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

Loan-backed and structured securities that the Company has the intent and ability to hold are considered other-than-temporarily impaired when the Company does not expect to recover the entire amortized cost basis of the security, and the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the security’s effective interest rate.

Loan-backed and structured securities that the Company intends to sell or does not have the intent and ability to retain for a period of time sufficient to recover the amortized cost basis are written down to fair value and the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected

Intelligent Variable Annuity ■ Statement of Additional Information	B-63

continued

is accreted as interest income in future periods based on prospective changes in cash flow estimates.

The fair values for publicly traded long term bond investments are generally determined using prices provided by third party pricing services. For privately placed long term bond investments without readily ascertainable market value, such values are determined with the assistance of independent pricing services utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Common Stocks: Common stocks of unaffiliated companies are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. The fair values of preferred stocks are determined using prices provided by third party pricing services. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances, except that purchase money mortgages are stated at the lower of amortized cost or ninety percent of appraised value. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation reserve is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation reserves for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Wholly-Owned Subsidiaries: Investments in wholly-owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus; (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other Long-term Investments: Other long-term investments primarily include investments in limited partnerships and limited liability companies which are carried at the Company’s percentage of the underlying GAAP equity as reflected on the respective entity’s financial statements. The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses impairment information by performing analysis between the carrying value and the cost basis of the investments. The Company evaluates recoverability of the asset to determine if OTTI is warranted. When deemed to be other-than-temporarily impaired, the investment is written down to estimated fair value.

Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have an NAIC 1 rating designation. The Company changed its classification of its investments in surplus notes to other long-term investments during 2011 pursuant to NAIC guidelines. During 2010, the Company’s investments in surplus notes were classified as bonds. The carrying amount of the Company’s investments in surplus notes was $11,713 thousand and $11,749 thousand at December 31, 2011 and 2010, respectively.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase, and are stated at amortized cost.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not in default are stated at amortized cost using the straight line interest method. Short-term investments in default are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances.

Derivative Instruments: The Company has filed a Derivatives Use Plan with the Department. This plan details the Company’s derivative policy objectives, strategies, controls and any restrictions placed on various derivative types. The plan also specifies the procedures and systems that the Company has established to evaluate, monitor and report on the derivative portfolio in terms of valuation, hedge effectiveness and counterparty credit quality. The Company may use derivative instruments for hedging, income generation, and asset replication purposes. Derivatives used by the Company include interest rate swaps, credit default swaps and foreign currency swaps.

The carrying value of a derivative position may be at cost or fair value, depending on the type of instrument and accounting status. Hedge accounting is applied for some foreign currency swaps that hedge fixed income investments carried at amortized cost. The foreign exchange premium or discount for these foreign currency swaps is amortized into income and a currency translation adjustment computed at the spot rate is recorded as an unrealized gain or loss. The derivative component of a RSAT is carried at unamortized premiums received or paid, adjusted for any impairments. The cash component of a RSAT is classified as a bond on the Company’s balance sheet. Derivatives used in hedging transactions where hedge accounting is not being utilized are carried at fair value. The Company does not offset the carrying value amounts recognized for derivatives executed with the same counterparty under the same netting agreement.

B-64	Statement of Additional Information ■ Intelligent Variable Annuity

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TIAA-CREF LIFE INSURANCE COMPANY  ■  DECEMBER 31, 2011

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets (principally investments in other long-term investments, furniture and equipment, leasehold improvements, prepaid expenses, and a portion of deferred federal income tax (“DFIT”) assets). The non-admitted portion of the DFIT asset was $24,234 thousand and $37,566 thousand at December 31, 2011 and 2010, respectively. Other non-admitted assets were $25,972 thousand and $25,128 thousand at December 31, 2011 and 2010, respectively. Changes in non-admitted assets are charged or credited directly to surplus.

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial formulae. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals that represent a return to the contract holders.

The Company performs Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves were sufficient to meet its obligations.

Interest Maintenance Reserve: The IMR defers recognition of realized capital gains and losses resulting from changes in the general level of interest rates. These gains and losses are amortized into investment income over the expected remaining life of the investments sold. The IMR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is interest-related if the security’s NAIC rating did not change by more than one classification from the date of purchase to the date of sale, and its NAIC rating was never a 6 during the holding period.

A realized gain or loss on each preferred stock sold is interest-related if the security did not have an NAIC rating of 4, 5 or 6 at any time during the holding period and the NAIC rating did not change by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold is interest-related if interest is not more than 90 days past due, not in the process of foreclosure or voluntary conveyance, or the mortgage loan was not restructured over the prior two years.

A realized gain or loss on each derivative investment sold is interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction.

Asset Valuation Reserve: The AVR is established to offset potential credit-related investment losses from bonds, stocks, mortgage loans, real estate, derivatives and other long-term investments. Changes in AVR are recorded directly to surplus. The AVR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

Realized gains or losses resulting from the sale of U.S. Government securities and securities of agencies which are backed by the full faith and credit of the U.S. Government are exempt from the AVR.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is non-interest-related if the security’s NAIC rating changed by more than one classification from the date of purchase to the date of sale, or its NAIC rating was a 6 at any time during the holding period.

A realized gain or loss on each preferred stock sold is non-interest-related if the security had an NAIC rating of 4, 5 or 6 at any time during the holding period or the NAIC rating changed by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold is non-interest-related if interest is more than 90 days past due, in the process of foreclosure or voluntary conveyance, or the mortgage loan was restructured over the prior two years.

A realized gain or loss on each derivative investment sold is non-interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction. OTTI for non-loan backed and structured securities, stocks, mortgage loans, real estate and other long-term

Intelligent Variable Annuity ■ Statement of Additional Information	B-65

continued

investments are considered non-interest related realized losses and included in the AVR calculation.

Application of New Accounting Pronouncements: SSAP No. 101 – Income Taxes, a Replacement of SSAP No. 10—Income Taxes and SSAP No. 10R—Income Taxes, A Temporary Replacement of SSAP No. 10 and is effective January 1, 2012. For purposes of accounting for federal and foreign income taxes, reporting entities shall adopt FASB Statement No. 109, Accounting for Income Taxes (“FAS 109”) with modifications for state income taxes, the realization criteria for deferred tax assets, and the recording of the impact of changes in deferred tax balances. The Company has determined that SSAP No. 101 will not have a material impact on the current and deferred taxes presented under SSAP No. 10R.

SSAP 5R—Liabilities, Contingencies and Impairments of Assets adopts, with modification, guidance from FASB Accounting Standard Codification 460, Guarantees effective December 31, 2011. The substantive revisions require entities to recognize, at the inception of a guarantee, a liability for the obligations it has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. Under the new guidance, a liability is required to be recognized at the inception of a related party guarantee. The guidance does exempt from measurement guarantees made to or on behalf of wholly-owned subsidiaries.

SSAP 100, Fair Value Measurements, effective December 31, 2010, defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value. This standard applies under other accounting pronouncements that require or permit fair value measurements. The Company adopted this guidance effective December 31, 2010. It did not have a material impact on the Company’s financial statements.

SSAP 56 – Separate Accounts – Revised disclosures, adopted September 2009 and required within the 2010 annual financial statements. The revised disclosures require disclosure on the general nature of the entity’s separate account business, an identification of the separate account assets that are legally insulated from the general account claims, identification of the separate account products that have guarantees backed by the general account and a discussion of securities lending transactions within the separate account.

SSAP No. 43R – Loan-backed and Structured Securities—Revised, effective September 30, 2009, which superseded SSAP No. 98—Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43—Loan-backed and Structured Securities, provides statutory accounting guidance for loan-backed and structured securities and incorporates certain principles underlying recent changes in GAAP OTTI guidance for statutory reporting. The financial impact in 2009 of the adoption of SSAP No. 43R at September 30, 2009, by the Company, was a $4,290 thousand increase in surplus as an adjustment as of July 1, 2009 and was recognized as a cumulative effect due to a change in accounting principle.

SSAP No. 43R guidance results in an OTTI recorded through earnings for the difference between amortized cost and the present value of discounted cash flows of structured securities. Declines in fair value related to non-credit declines are not recognized in earnings and only require disclosure if the entity has the intent and ability to hold to recovery. The guidance requires a recognized realized loss recorded in earnings for the difference between fair value and amortized cost if the entity intends or is required to sell the investment at the measurement date. The entity is required to evaluate discounted cash flows quarterly to assess credit deterioration.

For reporting periods beginning on or after January 1, 2009, SSAP No. 98—Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 – Loan-backed and Structured Securities established statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. The change resulting from the adoption of this statement was accounted for prospectively. No cumulative effect adjustments or application of the new guidance to prior events or periods were required.

SSAP No. 10R – Revised, Income Taxes, was effective as of December 31, 2009 for the 2009 annual financial statements and the 2010 and 2011 interim and annual financial statements only. For entities that meet specified capital requirements, the revised statement increases the admitted DFIT asset ceiling by increasing the limit from 10 to 15 percent of capital and surplus and by extending the recoverable period from 1 to 3 years. The change resulting from the modification of this statement was accounted for as a change in accounting principle in 2009. The Company’s adoption of SSAP 10R resulted in an additional of $3,337 thousand, $3,778 thousand and $3,967 thousand of admitted deferred tax assets recognized as of December 31, 2011, 2010 and 2009, respectively. The statement is applicable through 2011 and incorporates additional disclosures for tax-planning strategies.

For reporting periods beginning on or after January 1, 2009, SSAP No. 99—Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment, establishes standards for the treatment of premiums or discounts applicable to certain securities subsequent to the recognition of an OTTI. The other-than-temporarily impaired security is recorded as if the security had been purchased on the measurement date of the OTTI. The discount or reduced premium associated with the other-than-temporarily impaired security, based on the new cost basis, is amortized over the remaining life of the security, to the extent recoverable in a prospective manner based on the amount and timing of future estimated cash flows. The change resulting from the adoption of this statement is accounted for prospectively. No cumulative effect adjustment or application of the new guidance to prior events or periods is required. The Company adopted this guidance January 1, 2009.

Note 3—long term bonds, preferred stocks and common stocks

For 2011 reporting purposes, the NAIC clarified the definition for LB&SS to more clearly include financial instruments such as credit tenant loans, equipment trust certificates, other structured trusts, hybrid securities and municipal securities issued through special purpose vehicles. These investments were previously classified as non-LB&SS issuer obligations. The Company has reclassified prior year amounts to conform to this clarification.

B-66	Statement of Additional Information ■ Intelligent Variable Annuity

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TIAA-CREF LIFE INSURANCE COMPANY  ■  DECEMBER 31, 2011

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds and preferred stocks at December 31 are shown below (in thousands):

	2011
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/ Adjusted Carrying Value	Book/ Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$140,136	$9,234	$—	$149,370
States, territories & possessions	8,970	851	—	9,821
Political subdivisions of states, territories, & possessions	7,459	371	—	7,830
Special revenue & special assessment, non-guaranteed agencies & government	318,694	26,051	(228)	344,517
Industrial & miscellaneous	2,686,380	196,283	(35,041)	2,847,622
Credit tenant loans	9,235	1,577	—	10,812
Hybrids	11,273	56	(75)	11,254
Total bonds	3,182,147	234,423	(35,344)	3,381,226
Preferred stocks	7,343	1,170	—	8,513
Total bonds and preferred stocks	$3,189,490	$235,593	$(35,344)	$3,389,739

	2010
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/ Adjusted Carrying Value	Book/ Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$93,343	$3,582	$(1,835)	$95,090
States, territories & possessions	13,968	369	(151)	14,186
Political subdivisions of states, territories, & possessions	2,562	60	—	2,622
Special revenue & special assessment, non-guaranteed agencies & government	223,041	16,483	(9,109)	230,415
Industrial & miscellaneous	2,148,222	130,072	(38,078)	2,240,216

	2010
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/ Adjusted Carrying Value	Book/ Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Credit tenant loans	$7,405	$1,312	$—	$8,717
Hybrids	30,223	139	(955)	29,407
Total bonds	2,518,764	152,017	(50,128)	2,620,653
Preferred stocks	7,343	640	—	7,983
Total bonds and preferred stocks	$2,526,107	$152,657	$(50,128)	$2,628,636

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, rating agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a write-down as a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value. Once an impairment write-down has been recorded, the Company continues to review the impaired security for appropriate valuation on an ongoing basis.

Based upon the factors above in the Company’s impairment evaluation process, the securities discussed in the following section which were in an unrealized loss position at December 31, 2011 and 2010, were not deemed to be other than temporarily impaired.

Intelligent Variable Annuity ■ Statement of Additional Information	B-67

continued

Unrealized Losses on Bonds and Preferred Stocks: The gross unrealized losses and estimated fair values for bonds and preferred stocks by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2011
All other bonds	$219,793	$(4,050)	$215,743	$44,410	$(2,852)	$41,558
Loaned-backed and structured bonds	13,090	(3,041)	10,049	109,943	(25,401)	84,542
Total bonds	$232,883	$(7,091)	$225,792	$154,353	$(28,253)	$126,100
Preferred stocks	—	—	—	—	—	—
Total bonds and preferred stocks	$232,883	$(7,091)	$225,792	$154,353	$(28,253)	$126,100

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2010
All other bonds	$349,039	$(8,911)	$340,128	$53,525	$(4,185)	$49,340
Loaned-backed and structured bonds	30,750	(1,304)	29,446	153,532	(38,218)	115,314
Total bonds	$379,789	$(10,215)	$369,574	$207,057	$(42,403)	$164,654
Preferred stocks	—	—	—	—	—	—
Total bonds and preferred stocks	$379,789	$(10,215)	$369,574	$207,057	$(42,403)	$164,654

As of December 31, 2011, the categories of securities where the estimated fair value declined and remained below cost for less than twelve months were concentrated in commercial mortgage-backed securities (38%), manufacturing (24%) and finance (21%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2011, the categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were concentrated in commercial mortgage-backed securities (72%) and residential mortgage backed securities (11%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2010, the categories of securities where the estimated fair value declined and remained below cost for less than twelve months were concentrated in public utilities (20%), manufacturing (19%), and revenue & special obligations (11%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2010, the categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were concentrated in commercial mortgage-backed securities (58%) and asset backed securities (19%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the cause of the decline is primarily attributable to increased market yields for these particular securities since acquisition caused principally by widening of credit spreads primarily from diminished market liquidity as opposed to a long-term deterioration in credit quality. The Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover and the Company has concluded that these securities are not other–than-temporarily impaired.

B-68	Statement of Additional Information ■ Intelligent Variable Annuity

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TIAA-CREF LIFE INSURANCE COMPANY  ■  DECEMBER 31, 2011

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date ($ in thousands):

	December 31, 2011			December 31, 2010
	Carrying Value	% of Total	Estimated Fair Value	Carrying Value	% of Total	Estimated Fair Value
Due in one year or less	$158,966	5.0%	$161,783	$175,285	7.0%	$178,009
Due after one year through five years	1,436,179	45.1	1,496,322	1,160,886	46.0	1,236,646
Due after five years through ten years	575,910	18.1	618,883	255,950	10.2	267,736
Due after ten years	464,264	14.6	551,272	471,149	18.7	496,585
Subtotal	2,635,319	82.8	2,828,260	2,063,270	81.9	2,178,976
Residential mortgage-backed securities	315,503	9.9	339,993	222,992	8.9	236,079
Commercial mortgage-backed securities	105,052	3.3	83,104	108,793	4.3	86,609
Asset-backed securities	126,273	4.0	129,869	123,709	4.9	118,989
Subtotal	546,828	17.2	552,966	455,494	18.1	441,677
Total	$3,182,147	100.0%	$3,381,226	$2,518,764	100.0%	$2,620,653

For the year ended December 31, 2011, the preceding table includes NAIC 6 long-term bond investments totaling approximately $11 thousand which are categorized as residential mortgage-backed securities.

For the year ended December 31, 2011, the preceding table includes sub-prime mortgage investments totaling $16,462 thousand under residential mortgage-backed securities. 70% of the sub-prime securities were rated investment grade (NAIC 1 and 2).

For the year ended December 31, 2010, the preceding table includes NAIC 6 long-term bond investments totaling approximately $245 thousand which are categorized as residential mortgage-backed securities.

For the year ended December 31, 2010, the preceding table includes sub-prime mortgage investments totaling $24,418 thousand under residential mortgage-backed securities. One hundred percent (100%) of the sub-prime securities were rated investment grade (NAIC 1 and 2).

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31 as follows:

	2011	2010
Manufacturing	24.0%	21.5%
Public utilities	15.8	17.7
Finance and financial services	11.7	12.3
Residential mortgage-backed securities	9.9	8.9
Oil and gas	9.1	9.0
Communication	5.0	5.6
Asset-backed securities	4.0	4.9
Services	3.9	3.2

	2011	2010
Transportation	3.6%	3.4%
Commercial mortgage-backed securities	3.3	4.3
U.S. and other governments	2.4	2.0
Mining	2.4	1.6
Retail and wholesale trade	2.1	3.0
Real estate investment trusts	1.8	1.0
Revenue and Special Obligation	1.0	1.6
Total	100.0%	100.0%

Troubled Debt Restructuring: During 2011 and 2010, the Company did not record any bonds or stocks through troubled debt restructurings.

Exchanges: The Company acquired bonds and stocks through exchanges aggregating $37,907 thousand and $29,943 thousand during the year ended December 31, 2011 and 2010, respectively. When exchanging securities, the Company generally accounts for assets at their fair value with any gain or loss realized at the date of exchange, unless the exchange was as a result of restricted securities under SEC rule 144A exchanged for unrestricted securities, which are accounted for at book value.

Loan-backed and Structured Securities: Prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type and vintage.

The Company had no OTTI on securities which it lacked the ability to hold or had the intent to sell for the years ended December 31, 2011 and 2010.

Intelligent Variable Annuity ■ Statement of Additional Information	B-69

continued

The following table represents loan-backed and structured securities with a recognized OTTI and currently held at December 31, 2011 where the present value of cash flows expected to be collected is less than the amortized cost (in whole dollars):

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
05948KZW2	$21,975	$8,044		$(13,931)	$8,044	$8,997	12/31/2011
78443CAR5	4,723,286	1,661,987		(3,061,299)	1,661,987	1,643,859	12/31/2011
05948KZW2	39,579	23,515		(16,064)	23,515	40,249	09/30/2011
52521RAS0	1,619,808	1,564,385		(55,423)	1,564,385	1,726,363	09/30/2011
525221EB9	3,980,520	3,884,257		(96,263)	3,884,257	3,470,812	06/30/2011
05948KZW2	59,714	39,579		(20,135)	39,579	53,646	06/30/2011
05948KZW2	85,158	59,714		(25,444)	59,714	85,090	03/31/2011
361849N57	9,826,091	5,057,748		(4,768,343)	5,057,748	6,399,080	03/31/2011
525221EB9	4,247,625	4,113,923		(133,702)	4,113,923	3,491,099	03/31/2011
76113GAC2	220,904	168,594		(52,310)	168,594	387,051	03/31/2011
361849N57	10,019,085	9,845,076		(174,009)	9,845,076	6,149,360	12/31/2010
525221EB9	4,506,525	4,491,161		(15,364)	4,491,161	3,593,739	12/31/2010
52521RAS0	1,893,411	1,794,754		(98,657)	1,794,754	1,195,473	12/31/2010
52521RAS0	2,357,222	1,999,845		(357,377)	1,999,845	1,262,735	09/30/2010
525221EB9	4,788,617	4,629,945		(158,672)	4,629,945	3,612,550	09/30/2010
525221JV0	1,386,866	1,343,150		(43,716)	1,343,150	1,389,414	06/30/2010
05948KZV4	821,818	799,825		(21,993)	799,825	738,142	06/30/2010
05948KZW2	174,319	172,059		(2,260)	172,059	277,185	06/30/2010
126171AQ0	4,279,102	3,221,462		(1,057,640)	3,221,462	1,920,795	06/30/2010
161551GA8	3,525	3,112		(413)	3,112	1,742	06/30/2010
52521RAS0	2,469,848	2,467,918		(1,930)	2,467,918	1,318,571	06/30/2010
525221JV0	1,204,722	1,143,027		(61,695)	1,143,027	1,219,172	06/30/2010
161551GA8	3,552	3,547		(5)	3,547	1,616	03/31/2010
05948KZV4	1,663,136	873,300		(789,836)	873,300	712,928	03/31/2010
05948KZW2	401,049	196,541		(204,508)	196,541	284,834	03/31/2010
525221EB9	4,971,258	4,803,741		(167,517)	4,803,741	3,475,458	03/31/2010
52521RAS0	2,782,285	2,514,992		(267,293)	2,514,992	1,353,507	03/31/2010
76113GAC2	981,879	350,473		(631,406)	350,473	382,698	03/31/2010
126171AQ0	4,979,133	4,294,375		(684,758)	4,294,375	1,184,275	12/31/2009
161551GA8	8,692	3,568		(5,124)	3,568	727	12/31/2009
525221EB9	4,999,219	4,976,531		(22,688)	4,976,531	2,699,322	12/31/2009
33848JAC9	4,999,895	3,183,306		(1,816,589)	3,183,306	2,894,035	09/30/2009
161551GA8	3,129	—	[2]	(2,168)	961	961	06/30/2009
52521RAS0	3,173,729	—	[2]	(1,672,517)	1,501,212	1,501,212	06/30/2009
015386AD7	1,875,000	—	[2]	(453,600)	1,421,400	1,421,400	03/31/2009
161551GA8	6,290	—	[2]	(5,623)	667	667	03/31/2009
05948KZV4	5,974,533	—	[2]	(4,889,875)	1,084,658	1,084,658	12/31/2008
05948KZW2	1,289,001	—	[2]	(942,174)	346,827	346,827	12/31/2008
161551GA8	12,971	—	[2]	(6,764)	6,207	6,207	12/31/2008
76113GAC2	4,756,743	—	[2]	(4,437,090)	319,653	319,653	12/31/2008
20847TBL4	2,370,132	—	[2]	(1,780,189)	589,943	589,943	12/31/2008
05948KZW2	1,577,833	1,337,678	[1]	(240,155)	1,337,678	594,025	09/30/2008
05948KZW2	2,447,525	1,626,116	[1]	(821,409)	1,626,116	1,103,004	06/30/2008
Total				$(30,077,928)

1	Impairment based on undiscounted cash flows
2	Impairment based on Fair Value

OTHER DISCLOSURES:

At December 31, 2011 and 2010, the carrying value of common stock denominated in foreign currency was $163 thousand and $0, respectively. The Company had no bonds denominated in foreign currency as of December 31, 2011 or 2010.

Debt securities amounting to approximately $8,476 thousand and $8,546 thousand at December 31, 2011 and 2010, respectively, were on deposit with governmental authorities or trustees, as required by law.

The Company had no restricted stock as of December 31, 2011 or 2010.

B-70	Statement of Additional Information ■ Intelligent Variable Annuity

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TIAA-CREF LIFE INSURANCE COMPANY  ■  DECEMBER 31, 2011

Note 4—mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The Company did not originate conventional loans or acquire mezzanine loans during 2011 or 2010; therefore, there was no coupon rate or maximum percentage of any one loan to the value of the security at the time of the originated loans for 2011 or 2010.

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values are written down to net realizable values based upon independent appraisals of the collateral while mortgage loans held for sale are written down to the current fair value of the loan.

There were no investments in impaired mortgage loans at December 31, 2011 and 2010, respectively.

There were no allowances for mortgage loan credit losses where any impairment was determined to be temporary at December 31, 2011 and 2010, respectively.

Mortgage Loan Diversification: The following tables set forth the mortgage loan portfolio by property type and geographic region (in thousands):

	December 31, 2011		December 31, 2010
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type
Shopping centers	$8,562	62.4%	$29,375	55.8%
Apartments	5,164	37.6	5,281	10.0
Office building	—	—	17,995	34.2
Total	$13,726	100.0%	$52,651	100.0%

	December 31, 2011		December 31, 2010
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Region
Mountain	$8,562	62.4%	$8,761	16.6%
South Central	5,164	37.6	5,281	10.0
North Central	—	—	20,614	39.2
South Atlantic	—	—	17,995	34.2
Total	$13,726	100.0%	$52,651	100.0%

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV

South Central states are AL, AR, KY, LA, MS, OK, TN and TX

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI

Mountain states are AZ, CO, ID, MT, NV, NM, UT and WY

The entire mortgage portfolio in the Mountain region consists of an investment in Arizona at December 31, 2011 and 2010. The entire mortgage portfolio in the South Central region consists of an investment in Texas at December 31, 2011 and 2010.

Scheduled Mortgage Loan Maturities: The following table sets forth the contractual maturity schedule of mortgage loans (in thousands):

	December 31, 2011		December 31, 2010
	Carrying Value	% of Total	Carrying Value	% of Total
Due in one year or less	$8,562	62.4%	$21,382	40.6%
Due after one year through five years	5,164	37.6	31,269	59.4
Total	$13,726	100.0%	$52,651	100.0%

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

There were no mortgage troubled debt restructurings during the periods ended December 31, 2011 and 2010. When restructuring mortgage loans, the Company generally requires participation features, yield maintenance stipulations, and/or the establishment of property-specific escrow accounts funded by the borrowers. With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed. There were no mortgage loans with interest more that 180 days past due at December 31, 2011 or 2010.

During 2011 and 2010, the Company did not reduce the interest rate of any outstanding loans.

The Company did not have any taxes, assessments or amounts advanced that were not included in the mortgage loan totals for the years ended December 31, 2011 and 2010.

The Company has no reverse mortgages as of December 31, 2011 and 2010.

The Company has no mortgage loans denominated in foreign currency as of December 31, 2011 and 2010.

The Company does not underwrite nor does it hold sub-prime mortgages in the commercial mortgage loan portfolio and does not have any material indirect exposure from sub-prime lenders who are tenants in buildings that are secured by commercial mortgages.

Note 5—subsidiaries and affiliates

The Company is a direct wholly-owned insurance subsidiary of TIAA, an insurance company domiciled in the State of New York. TIAA-CREF Life Insurance Agency (“Agency”) is the sole operating subsidiary of TIAA-CREF Life. The Company has no investments in subsidiary, controlled and affiliated entities that exceed 10% of its admitted assets. Agency’s carrying value of $1,108 thousand and $1,097 thousand at December 31, 2011 and 2010, respectively, and is included in other long-term investments on the statutory-basis statements of admitted assets, li-

Intelligent Variable Annuity ■ Statement of Additional Information	B-71

continued

abilities and capital and surplus. The carrying value of Agency was not audited or other-than-temporarily impaired for the years ended December 31, 2011 or 2010.

At December 31, 2011 and 2010, respectively, the Company reported $19,935 thousand and $16,670 thousand as amounts due to parent, subsidiaries and affiliates.

Note 6—commitments

At December 31, 2011, the Company had no outstanding commitments to fund future investments.

Note 7—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, were as follows (in thousands):

	2011	2010	2009
Bonds	$131,395	$127,521	$127,789
Stocks	491	458	252
Mortgage loans	1,006	1,533	1,806
Cash, cash equivalents and short-term investments	514	705	2,672
Other long-term investments	457	142	17
Total gross investment income	$133,863	$130,359	$132,536
Less investment expenses	(2,224)	(1,666)	(2,215)
Net investment income before amortization of IMR	131,639	128,693	130,321
Amortization of IMR	1,046	586	794
Net investment income	$132,685	$129,279	$131,115

The Company had no due and accrued income excluded from net income for the years ended December 31, 2011, 2010 and 2009.

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31 were as follows (in thousands):

	2011	2010	2009
Bonds	$(5,022)	$1,225	$(17,575)
Stocks	—	(127)	1,480)
Mortgage loans	—	(342)	—
Derivative instruments	—	171	—
Cash, cash equivalent and short-term investments	51	1	259
Total before capital gains taxes and transfers to IMR	(4,971)	928	(15,836)
Transfers to IMR	(1,299)	(1,777)	(3,616)
Capital gains tax benefit	15,460	—	—
Net realized capital gains (losses) less capital gains taxes, after transfers to IMR	$9,190	$(849)	$(19,452)

Write-downs of investments resulting from OTTI, included in the preceding table, were as follows for the years ended December 31 (in thousands):

	2011	2010	2009
Other-than-temporary impairments:
Bonds	$8,243	$4,189	$21,280
Preferred stocks	—	127	—
Mortgage loans	—	2,379	—
Total	$8,243	$6,695	$21,280

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Proceeds from sales of long-term bond investments during 2011, 2010 and 2009 were $104,382 thousand, $62,289 thousand and $64,398 thousand, respectively. Gross gains of $5,143 thousand, $7,041 thousand and $7,497 thousand, and gross losses, excluding impairments considered to be other-than-temporary, of $1,922 thousand, $1,627 thousand and $3,792 thousand were realized during 2011, 2010 and 2009, respectively.

Wash Sales: The Company does not engage in the practice of wash sales. There were no NAIC 3—6 securities sold and reacquired within 30 days of the sale date during the years ended December 31, 2011, 2010 and 2009.

Unrealized Capital Gains and Losses: For the years ended December 31, 2011, 2010 and 2009, the net change in unrealized capital gains (losses) in investments, resulting in a net increase (decrease) in carrying value of investments was $2,723 thousand, $(672) thousand and $(1,706) thousand, respectively.

Note 8—disclosures about fair value of financial instruments

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values

B-72	Statement of Additional Information ■ Intelligent Variable Annuity

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TIAA-CREF LIFE INSURANCE COMPANY  ■  DECEMBER 31, 2011

are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The following table represents the carrying value and estimated fair value of the Company’s financial instruments at December 31 (in thousands):

	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets
Bonds	$3,182,147	$3,381,226	$2,518,764	$2,620,653
Preferred stocks	$7,343	$8,513	$7,343	$7,984
Common stocks	$163	$163	$—	$—
Mortgage loans	$13,726	$14,181	$52,651	$52,566
Cash, cash equivalents and short-term investments	$106,502	$106,502	$88,008	$88,008
Contract loans	$4,227	$4,227	$4,025	$4,025
Separate account assets	$867,988	$867,988	$848,443	$848,443
Liabilities
Liability for deposit-type contracts	$1,515,775	$1,515,775	$973,202	$973,202
Separate account liabilities	$841,741	$841,741	$823,307	$823,307

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2011 and 2010. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

ASSETS AND LIABILITIES MEASURED AND REPORTED AT FAIR VALUE

The Company’s financial assets and liabilities measured and reported at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level	1: Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level	2: Other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level	3: Inputs are unobservable for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value at December 31 (in thousands):

	2011
Description	Level 1	Level 2	Level 3	Total
Assets at fair value:
Common Stock
Industrial and miscellaneous	$163	$—	$—	$163
Separate accounts	777,056	90,932	—	867,988
Total assets at fair value	$777,219	$90,932	$—	$868,151
Total liabilities at fair value	$—	$—	$—	$—

	2010
Description	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and miscellaneous	$—	$—	$4,458	$4,458
Separate accounts	751,091	97,352	—	848,443
Total assets at fair value	$751,091	$97,352	$4,458	$852,901
Total liabilities at fair value	$—	$—	$—	$—

For assets and liabilities held at December 31, 2011 and 2010, the Company had no transfers between Level 1 and Level 2 of the fair value hierarchy. The Company’s policy is to recognize transfers between levels at the actual date of the event or change in circumstances that caused the transfer.

Intelligent Variable Annuity ■ Statement of Additional Information	B-73

continued

between levels at the actual date of the event or change in circumstances that caused the transfer.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies and exchange traded equities. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily available.

Level 2 financial instruments

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Level 3 financial instruments

There are no securities measured and reported at fair value in Level 3 at December 31, 2011.

In 2010, this level included fixed maturity securities priced principally by independent pricing services or valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data.

Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Because most bonds and preferred stocks do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates.

If an independent pricing service is unable to provide the fair value for a security due to insufficient market information, such as for a private placement transaction, the Company will determine the fair value internally using a matrix pricing model. This model estimates fair value using discounted cash flows at a market yield considering the appropriate treasury rate plus a spread. The spread is derived by reference to similar securities, and may be adjusted based on specific characteristics of the security, including inputs that are not readily observable in the market. The Company assesses the significance of unobservable inputs for each security priced internally and classifies that security in Level 3 as a result of the significance of unobservable inputs.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using Level 3 inputs at December 31, 2011 (in thousands):

	Balance at 01/01/2011	Transfers into Level 3	Transfers out of Level 3		Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases, issuances, sales and settlements	Balance at 12/31/2011
Bonds	$4,458	$—	$(4,308	)(a)	$(3)	$(147)	$—	$—
Total	$4,458	$—	$(4,308)		$(3)	$(147)	$—	$—

(a)	The Company transferred bonds out of Level 3 that are not measured and reported at fair value as of December 31, 2011.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using Level 3 inputs at December 31, 2010 (in thousands):

	Balance at 01/01/2010	Transfers into Level 3		Transfers out of Level 3		Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases, issuances, sales and settlements	Balance at 12/31/2010
Bonds	$1,318	$4,457	(b)	$(1,317	)(a)	$—	$—	$—	$4,458
Total	$1,318	$4,457		$(1,317)		$—	$—	$—	$4,458

(a)	Transferred out of Level 3, because the bonds are no longer reported at fair value as of December 31, 2010.
(b)	Transferred into Level 3 as these bonds qualified to be reported at fair value as a result of the SVO valuation process related to Loan-Backed and Structured Securities. A lack of observable market information is used in the valuation of these securities.

As of December 31, 2010, the reported fair value of bonds in Level 3 was $4,458 thousand representing 3 individual bonds. The bonds are carried at fair value due to being rated NAIC 6 or qualifying to be reported at fair value as a result of the SVO valuation process related to loan-backed and structured securities. Of the loan-backed and structured securities reported at fair value, 2 bonds with a fair value of $4,457 thousand are collateralized by commercial mortgage loans and 1 bond with a fair value of $1 thousand is collateralized by subprime home equity loans. The loan-backed and structured securities reported at fair value have a weighted average coupon of 5.15%.

B-74	Statement of Additional Information ■ Intelligent Variable Annuity

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TIAA-CREF LIFE INSURANCE COMPANY  ■  DECEMBER 31, 2011

Note 9—eurozone exposure

TC Life’s investment portfolio includes direct investment exposure to the Eurozone region. The Eurozone region consists of 17 member countries from within the European Union that have adopted the euro as their common currency and sole legal tender. The Eurozone countries are Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. The Company has direct investment exposure to a group of peripheral countries within the Eurozone facing significant economic and fiscal strains, which includes Greece, Italy, Ireland, Portugal and Spain (collectively “GIIPS”). Specific country exposure is determined based on the issuer’s country of incorporation.

The Company does not have any direct sovereign debt exposure to the GIIPS countries, attributable to the general account, as of December 31, 2011.

The following table sets forth the composition of the Company’s direct non-sovereign exposure to the GIIPS countries, by country of incorporation, attributable to TC Life’s general account, as of December 31, 2011 (in thousands):

	Non-Sovereign Exposure
	Statement Value	Fair Value
Ireland
Bonds	$4,246	$4,243
Total	$4,246	4,243
Spain
Bonds	$24,250	$23,605
Total	$24,250	$23,605
Grand Total	$28,496	$27,848

The Company has no direct non-sovereign exposure to Greece, Portugal, and Italy as of December 31, 2011. The Company has no direct non-sovereign exposure to financial institutions within the GIIPS countries as of December 31, 2011.

The Company has no gross unfunded commitments for investments in the GIIPS countries as of December 31, 2011.

100% of the GIIPS countries’ investments shown in the table above are rated investment grade (NAIC 1 and 2). The Company’s investments in the GIIPS countries are subjected to the Company’s OTTI evaluation process.

The Company is not liable for any credit default protection underwritten for sovereign debt issued by the GIIPS countries as of December 31, 2011.

Note 10—derivative financial instruments

The Company uses derivative instruments for hedging and income generation. The Company does not engage in derivative financial instrument transactions for speculative purposes. As of December 31, 2011, the Company did not hold any derivative instruments, and no collateral was held or posted.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cashflow hedge to manage currency risks on investments denominated in foreign currencies. As of December 31, 2011, there were no unrealized gains or losses on foreign currency swap contracts. There were no realized gains or (losses) from foreign currency swap contracts for the years ended December 31, 2011 and 2010.

Interest Rate Swap Contracts: The Company enters into interest rate swap contracts to hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts are designated as economic cash flow hedges and allow the Company to lock in a fixed interest rate and to transfer the risk of rate changes. This type of derivative instrument is traded over-the-counter, and the Company is exposed to both market and counterparty risk. The Company also enters into interest rate swap contracts to exchange the cash flows on certain fixed interest rate bonds into variable interest rate cash flows. These contracts are designated as economic fair value hedges in connection with certain interest sensitive products, and are carried at fair value as hedge accounting is not applied. For the year ended December 31, 2011 and 2010, there were no realized gains or losses from interest rate swap contracts.

Credit Default Swaps: The Company purchases credit default swaps (“CDS”) as protection against unexpected adverse credit events in selective investments in the Company’s portfolio. This type of derivative is traded over-the-counter, and the Company is exposed to market, credit, and counterparty risk. When these swap contracts are designated as hedges, the premium payment to the counterparty is expensed as incurred. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The realized gain from credit default swaps were $ 0 and $171 thousand for the years ended December 31, 2011 and 2010, respectively.

Note 11—separate accounts

A. SEPARATE ACCOUNT ACTIVITY

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2011, the Company reported separate account assets and liabilities for the following products: Variable Life; Variable Annuities and Modified Guaranteed Annuity.

In accordance with the domiciliary state procedures for approving items within the separate account, the separate accounts classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference
TC Life Separate Account VLI -1	Variable Life	Section 4240 of the New York Insurance Law
TC Life Separate Account VA -1	Variable Annuity	Section 4240 of the New York Insurance Law
TC Life MVA -1	Modified Guaranteed Annuity	Section 4240 of the New York Insurance Law

Intelligent Variable Annuity ■ Statement of Additional Information	B-75

continued

In accordance with the products recorded within the separate account, some assets are considered legally insulated where others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2011 and 2010, the Company’s separate account statement included legally insulated assets of $777,056 thousand and $751,090 thousand, respectively. The assets legally insulated from the general account as of December 31, 2011 are attributed to the following products (in thousands):

Product	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
TC Life Separate Account VLI -1	$45,996	$—
TC Life Separate Account VA-1	731,060	—
TC Life MVA -1	—	90,932
Total	$777,056	$90,932

In accordance with the products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

As of December 31, 2011, the general account of the Company had a maximum guarantee for separate account liabilities of $10,745 thousand. The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

As of December 31, 2011, the general account of the Company had paid $197 thousand towards separate account guarantees. The total separate account guarantees paid by the general account for the preceding four years ending at December 31, are as following (in thousands):

2010	$111
2009	$341
2008	$460
2007	$197

The Company does not engage in securities lending transactions within the separate account.

B. General Nature and Characteristics of Separate Accounts Business

The Company’s Separate Account VA-1 (“VA-1”) was established on July 27, 1998 to fund individual non-qualified variable annuities. VA-1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. All of its assets are invested in an underlying portfolio of mutual funds. Most of the contracts offered through VA-1 include a nominal guaranteed minimum death benefit.

The Company’s Separate Account VLI-1 (“VLI-1”) is a unit investment trust and was organized on May 23, 2001. It was established under New York Law for the purpose of issuing and funding flexible premium variable universal life insurance policies.

The Company’s Separate Account MVA-1 (“MVA-1” or “IHA”) was established on July 23, 2008, as a non-unitized Separate Account that will support flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at market value.

The Company provides mortality and expense guarantees to VA-1 and VLI-1, for which it is compensated. The Company also guarantees that expense charges to VLI-1 participants will never rise above the maximum amount stipulated in the contract.

Although the Company owns the assets of these separate accounts, the separate account’s income, investment gains and investment losses are credited to or charged against the assets of the separate accounts’ without regard to the Company’s other income, gains or losses.

Information regarding separate accounts of the Company is as follows (in thousands):

	December 31, 2011
	Non-indexed Guarantee less than or equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$3,979	$—	$118,256	$122,235
Reserves at 12/31/2011 for accounts with assets at:
Fair value	$41,352	$23,235	$777,106	$841,693
Amortized cost	—	—	—	—
Total reserves	$41,352	$23,235	$777,106	$841,693

By withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$32,839	$23,216	$—	$56,055
At fair value	—	—	777,106	777,106
At book value without fair value adjustment and with current surrender charge less than 5%	8,513	19	—	8,532
Total reserves	$41,352	$23,235	$777,106	$841,693

B-76	Statement of Additional Information ■ Intelligent Variable Annuity

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS TIAA-CREF LIFE INSURANCE COMPANY ■ DECEMBER 31, 2011

	December 31, 2010
	Non-indexed Guarantee less than or equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$12,740	$—	$108,301	$121,041
Reserves at 12/31/2010 for accounts with assets at:
Fair value	$48,364	$22,170	$751,131	$821,665
Amortized cost	—	—	—	—
Total reserves	$48,364	$22,170	$751,131	$821,665

By withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$31,354	$22,170	$—	$53,524
At fair value	—	—	751,131	751,131
At book value without fair value adjustment and with current surrender charge less than 5%	17,010	—	—	17,010
Total reserves	$48,364	$22,170	$751,131	$821,665

	December 31, 2009
	Non-indexed Guarantee less than or equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$36,458	$18,892	$100,858	$156,208
Reserves at 12/31/09 for accounts with assets at:
Fair value	$42,166	$21,734	$615,875	$679,775
Amortized cost	—	—	—	—
Total reserves	$42,166	$21,734	$615,875	$679,775

By withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$28,651	$21,734	$—	$50,385
At fair value	—	—	615,875	615,875
At book value without fair value adjustment and with current surrender charge less than 5%	13,515	—	—	13,515
Total reserves	$42,166	$21,734	$615,875	$679,775

The following is a reconciliation of transfers to or (from) the Company to the Separate Accounts (in thousands):

	2011	2010	2009
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$133,624	$134,991	$382,423
Transfers from Separate Accounts	(96,582)	(86,507)	(306,745)
Net transfers to Separate Accounts	37,042	48,484	75,678
Reconciling Adjustments:
Fund transfer exchange gain (loss)	896	(124)	(426)
Transfers as reported in the Statements of Operations of the Life, Accident & Health Annual Statement	$37,938	$48,360	$75,252

Intelligent Variable Annuity ■ Statement of Additional Information	B-77

continued

Note 12—related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense reimbursement payments under the Service Agreement are made quarterly by TIAA-CREF Life to TIAA based on TIAA’s costs for providing such services. The Company also reimburses TIAA, at cost, on a quarterly basis for certain investment management services, according to the terms of an Investment Management Agreement. Reimbursements of $47,383 thousand, $35,365 thousand and $30,139 thousand were made to TIAA for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength rating at least the same as TIAA’s rating at all times. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of TIAA-CREF Life with recourse to TIAA.

The Company maintains a $100 million unsecured 364-day revolving line of credit with TIAA. As of December 31, 2011, $30 million of this facility was maintained on a committed basis for which the Company paid a commitment fee of 10 basis points (“bps”) on the undrawn committed amount. The commitment fee started at 15 bps at the beginning of 2011 and was reduced to 10 bps in July when the line was renewed. During 2011, there were 4 draw downs totaling $17 million that were repaid by

December 31, 2011. During 2011, there were 18 draw downs totaling $34 million that were repaid by December 31, 2011.

The Company subcontracts administrative services for VA-1 and VLI-1 to TIAA pursuant to a Service Agreement. Teachers Personal Investor Services, a subsidiary of TIAA-CREF Asset Management, Inc. and TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, are authorized to distribute contracts for VA-1, VLI-1 and IHA. Expenses associated with the administrative services agreement were $6,069 thousand, $6,827 thousand and $9,155 thousand for the years ended December 31, 2011, 2010 and 2009, respectively. Expenses associated with the distribution services agreement were $483 thousand, $920 thousand and $1,189 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

Services for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TIAA-CREF Asset Management, Inc., is the program manager, are provided to TIAA-CREF Life by TFI pursuant to a Service Agreement between the Company and TFI. Payments associated with this service agreement were $4,621 thousand, $4,985 thousand and $4,104 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

Note 13—federal income taxes

The application of SSAP No. 10R requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. The Company has not recorded a valuation allowance as of December 31, 2011 or 2010.

Components of Net Deferred Tax Assets (“DTA”) and Deferred Tax Liabilities (“DTL”) consisted of the following (in thousands):

		12/31/2011			12/31/2010			Change
		(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
a)	Gross Deferred Tax Assets	$14,502	$19,185	$33,687	$13,658	$33,767	$47,425	$844	$(14,582)	$(13,738)
b)	Statutory Valuation Allowance Adjustment	—	—	—	—	—	—	—	—	—
c)	Adjusted Gross Deferred Tax Assets (a –b)	14,502	19,185	33,687	13,658	33,767	47,425	844	(14,582)	(13,738)
d)	Deferred Tax Liabilities	3,955	57	4,012	3,710	—	3,710	245	57	302
e)	Subtotal (Net Deferred Tax Assets) (c –d )	10,547	19,128	29,675	9,948	33,767	43,715	599	(14,639)	(14,040)
f)	Deferred Tax Assets Nonadmitted	5,455	18,779	24,234	4,403	33,163	37,566	1,052	(14,384)	(13,332)
g)	Net Admitted Deferred Tax Assets (e –f)	$5,092	$349	$5,441	$5,545	$604	$6,149	$(453)	$(255)	$(708)

For 2011, the Company has admitted DTA pursuant to paragraph 10e of SSAP 10R. The Company recorded an increase in admitted DTA as the result of its election to employ the provisions of paragraph 10e.

B-78	Statement of Additional Information ■ Intelligent Variable Annuity

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS TIAA-CREF LIFE INSURANCE COMPANY ■ DECEMBER 31, 2011

The change in deferred tax assets and liabilities are as follows (in thousands):

		Changes during 2011
	Description	Ordinary	Capital	Total
	Gross deferred tax assets	$844	$(14,582)	$(13,738)
	Statutory valuation allowance	—	—	—
	Adjusted gross deferred tax assets	844	(14,582)	(13,738)
	Gross deferred tax liabilities	245	57	302
	Net deferred tax asset before admissibility test	$599	$(14,639)	$(14,040)
10.a	Federal Income Taxes recoverable through loss carryback	$(171)	$—	$(171)
10.b.i	Adj. Gross DTA expected to be realized in one year	—	(96)	(96)
10.b.ii	10% adj. statutory capital and surplus limit	N/A	N/A	N/A
	Admitted pursuant to par. 10.b. (lesser of i. or ii.)	—	(96)	(96)
10.c	Admitted pursuant to par. 10.c.	245	57	302
10.e.i	Additional admitted pursuant to par. 10.e.i.	(282)	—	(282)
10.e.ii.a	Adj. Gross DTA expected to be realized in three years	—	(159)	(159)
10.e.ii.b	15% adj. statutory capital and surplus limit	N/A	N/A	N/A
	Additional admitted pursuant to par. 10.e.ii. (lesser of a. or b.)	—	(159)	(159)
10.e.iii	Additional admitted pursuant to par. 10.e.iii.	—	—	—
	Admitted deferred tax asset	(208)	(198)	(406)
	Deferred tax liability	245	57	302
	Change in net admitted DTA or DTL	$(453)	$(255)	$(708)
	Change in nonadmitted DTA	$1,052	$(14,384)	$(13,332)

		12/31/2011			12/31/2010			Change
		(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
a)	SSAP No. 10R, Paragraph 10.a.	$2,104	$—	$2,104	$2,275	$—	$2,275	$(171)	$—	$(171)
b)	SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below	—	—	—	—	96	96	—	(96)	(96)
c)	SSAP No. 10R Paragraph 10.b.i.	—	—	—	—	96	96	—	(96)	(96)
d)	SSAP No. 10R Paragraph 10.b.ii.	XXX	XXX	—	XXX	XXX	35,336	XXX	XXX	(35,336)
e)	SSAP No. 10R Paragraph 10.c.	3,955	57	4,012	3,710	—	3,710	245	57	302
f)	Total (a+b+e)	$6,059	$57	$6,116	$5,985	$96	$6,081	$74	$(39)	$35

Intelligent Variable Annuity ■ Statement of Additional Information	B-79

continued

		12/31/2011			12/31/2010			Change
		(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 10R, Paragraph 10.e.:
g)	SSAP No. 10R Paragraph 10.e.i.	$2,988	$—	$2,988	$3,270	$—	$3,270	$(282)	$—	$(282)
h)	SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a. and 10.e.ii.b. below	—	349	349	—	508	508	—	(159)	(159)
i)	SSAP No. 10R Paragraph 10.e.i.	—	349	349	—	508	508	—	(159)	(159)
j)	SSAP No. 10R Paragraph 10.e.ii.b.	XXX	XXX	—	XXX	XXX	53,005	XXX	XXX	(53,005)
k)	SSAP No. 10R Paragraph 10.e.iii.	—	—	—	—	—	—	—	—	—
I)	Total (g+h+k)	$2,988	$349	$3,337	$3,270	$508	$3,778	$(282)	$(159)	$(441)

Used in SSAP No. 10R, Paragraph 10.d.
m)	Total Adjusted Capital	XXX	XXX	$408,979	XXX	XXX	$374,608	XXX	XXX	$34,371
n)	Authorized Control Level	XXX	XXX	$22,331	XXX	XXX	$20,099	XXX	XXX	$2,232

		12/31/2011			12/31/2010			Change
		(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
a)	Admitted Deferred Tax Assets	$2,104	$—	$2,104	$2,275	$96	$2,371	$(171)	$(96)	$(267)
b)	Admitted Assets	XXX	XXX	$4,246,756	XXX	XXX	$3,567,217	XXX	XXX	$679,539
c)	Adjusted Statutory Surplus *	XXX	XXX	$388,040	XXX	XXX	$366,804	XXX	XXX	$21,236
d)	Total Adjusted Capital from DTA’s	XXX	XXX	$2,104	XXX	XXX	$2,371	XXX	XXX	$(267)

Increases due to SSAP No. 10R, Paragraphs 10.e.:
e)	Admitted Deferred Tax Assets	$2,988	$349	$3,337	$3,270	$508	$3,778	$(282)	$(159)	$(441)
f)	Admitted Assets	$2,988	$349	$3,337	$3,270	$508	$3,778	$(282)	$(159)	$(441)
g)	Adjusted Statutory Surplus	$2,988	$349	$3,337	$3,270	$508	$3,778	$(282)	$(159)	$(441)

*	As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No.10R, Paragraph 10bii.

Impact of Tax Planning Strategies – Not Applicable

Temporary differences for which a DTL was not established: Not Applicable

B-80	Statement of Additional Information ■ Intelligent Variable Annuity

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS TIAA-CREF LIFE INSURANCE COMPANY ■ DECEMBER 31, 2011

The changes in current income taxes consist of the following major components as of December 31 (in thousands):

		12/31/2011	12/31/2010	Change
1.	Current Income Tax:
	Federal income taxes expense	$10,377	$8,904	$1,473
	Foreign taxes	—	—	—
	Subtotal	$10,377	$8,904	$1,473
	Federal income taxes on net capital gains	—	—	—
	Utilization of capital loss carry-forwards	—	—	—
	Other	168	(394)	562
	Federal and foreign income taxes incurred	$10,545	$8,510	$2,035
2.	Deferred Tax Assets:
	Ordinary
	Policyholder reserves	$4,610	$4,257	$353
	Investments	—	—	—
	Deferred acquisition costs	9,632	9,262	370
	Other (including items < 5% of total ordinary tax assets	260	138	122
	Gross Ordinary DTAs	$14,502	$13,657	$845
	Statutory valuation allowance adjustment	—	—	—
	Nonadmitted	$5,455	$4,403	$1,052
	Admitted ordinary deferred tax assets	$9,047	$9,255	$(208)
	Capital
	Investments	$19,185	$17,712	$1,473
	Net capital loss carry-forward	—	16,056	(16,056)
	Subtotal	$19,185	$33,767	$(14,582)
	Statutory valuation allowance adjustment	$—	$—	$—
	Nonadmitted	$18,779	$33,163	$(14,384)
	Admitted capital deferred tax assets	$406	$604	$(198)
	Admitted deferred tax assets	$9,453	$9,859	$(406)
3.	Deferred Tax Liabilities:
	Ordinary
	Investments	$3,955	$3,710	$245
	Capital	57	—	57
	Deferred tax liabilities	$4,012	$3,710	$302
4.	Net Deferred Tax:
	Assets/Liabilities	$5,441	$6,149	$(708)

Intelligent Variable Annuity ■ Statement of Additional Information	B-81

continued

Reconciliation of Federal Income Tax Rate to Actual Effective Rate

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows (in thousands):

Description	Amount	Tax Effect	Effective Tax Rate
Income before federal income taxes	$25,889	$9,061	35.00%
Dividends received deduction	(1,081)	(378)	(1.46)%
Amortization of interest maintenance reserve	(1,047)	(366)	(1.41)%
Prior year true-up	(413)	(145)	(0.56)%
Total	$23,348	$8,172	31.57%

Federal income tax incurred expense (benefit)	$10,545	40.74%
Tax on capital gains incurred (benefit)	(15,460)	(59.72)%
Change in net deferred income tax charge (benefit)	14,040	54.23%
Tax effect of unrealized capital gain (loss)	(953)	(3.68)%
Total statutory income taxes	$8,172	31.57%

The Company had no operating loss carry forwards or alternative minimum tax credit carry forwards at December 31, 2011.

The Company recorded a $15,460 thousand tax benefit for capital loss carry-forwards in the amount of $44,171 thousand that will be utilized in the 2011 consolidated tax return with its parent, TIAA. Of the $15,460 thousand tax benefit, $15,045 thousand was settled by TIAA during the third quarter of 2011, with the remainder to be settled in 2012.

The following is income tax expense that is available for recoupment in the event of future net losses (in thousands):

Year Incurred	Ordinary	Capital	Total
2009	$11,603	$—	$11,603
2010	9,072	—	9,072
2011	10,377	—	10,377
Total	$31,052	$—	$31,052

The Company does not have any protective tax deposits on deposit with the Internal Revenue Service under IRC Sec. 6603.

Beginning January 1, 1998, the Company began filing a consolidated federal income tax return with its parent and its affiliates. The consolidating companies have a tax-sharing agreement. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. Amounts due from TIAA for federal income taxes were $774 thousand and $3,206 thousand at December 31, 2011 and 2010, respectively.

The affiliates that file a consolidated federal income tax return with TIAA-CREF Life and its parent are as follows:

1) TIAA - CREF Life Insurance Company
2) TIAA - CREF Asset Management, Inc.
3) Dan Properties, Inc.
4) JV Georgia One, Inc.
5) JWL Properties, Inc.
6) ND Properties, Inc.
7) Savannah Teachers Properties, Inc.
8) TCT Holdings, Inc.
9) Teachers Advisors, Inc.
10) Teachers Personal Investors Service, Inc.
11) T-Investment Properties Corp.
12) T-Land Corp.
13) WRC Properties, Inc.
14) TIAA-CREF Tuition Financing, Inc.
15) TIAA-CREF Trust Company, FSB
16) 730 Texas Forest Holdings, Inc.
17) TIAA Global Markets, Inc.
18) T-C Sports Co., Inc.
19) TIAA Board of Overseers
20) TIAA Realty, Inc.
21) TIAA Park Evanston, Inc.
22) Port Northwest IV Corporation
23) Oleum Holding Company, Inc.
24) Covariance Capital Management, Inc.
25) Westchester Group Investment Management, Inc.
26) Westchester Group Investment Management Holding Company Inc.

FASB ASC 740 and Accounting Standards Update No. 2009-06 established a minimum threshold for financial statement recognition of the benefits of positions taken in tax returns, and requires certain expanded disclosures. FASB ASC 740 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open years as of the effective date. Management has evaluated the Company’s tax position under the principles of FASB ASC 740, and has not recorded any uncertain tax benefits as of December 31, 2011 or 2010.

On January 1, 2012, SSAP No. 101 replaces SSAP No. 10R as the statutory accounting principle used to determine and record the Company’s current and deferred income taxes. The Company has examined the potential effects that SSAP No. 101 would have on its current and deferred taxes were it enacted for December 31, 2011. The Company has determined that SSAP No. 101 would not have a material effect on the current and deferred taxes presented under SSAP No. 10R.

Note 14—pension plan and postretirement benefits

The Company has no employees. The Company’s parent, TIAA allocates employee benefit expenses based on salaries attributable to the Company. The Company’s share of net expense for the qualified defined contribution plan was approximately $1,334 thousand, $1,357 thousand and $1,780 thousand for the years ended December 31, 2011, 2010 and 2009, respectively and for other postretirement benefit plans was $270 thousand, $217 thousand and $264 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

B-82	Statement of Additional Information ■ Intelligent Variable Annuity

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS TIAA-CREF LIFE INSURANCE COMPANY ■ DECEMBER 31, 2011

Note 15—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial formulae. The reserves are based on assumptions for interest, mortality and other risks insured and establish a sufficient provision for all benefits guaranteed under policy and contract provisions.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve

Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 (“AG43”) for variable annuity products and Actuarial Guideline 33 for all other products. For most annuities which do not contain variable guarantees (payout annuities), the reserves are calculated as the present value of guaranteed benefits using the valuation interest and mortality table. Variable annuity reserves are calculated using AG43 which incorporates a deterministic floor plus a stochastic component for products which contain guaranteed benefits.

Withdrawal characteristics of annuity actuarial reserves and deposit-type contracts at December 31 are as follows ($ in thousands):

	2011
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$56,055	$—	$56,055	1.6%
At book value less current surrender charge of 5% or more	1,152	—	—	1,152	0.0%
At fair value	—	—	731,099	731,099	20.4%

Total with adjustment or at fair value	$1,152	$56,055	$731,099	$788,306	22.0%
At book value without adjustment (minimal or no charge or adjustment)	2,710,346	8,532	—	2,718,878	75.8%
Not subject to discretionary withdrawal	81,840	—	—	81,840	2.2%

Total (gross)	$2,793,338	$64,587	$731,099	$3,589,024	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$2,793,338	$64,587	$731,099	$3,589,024

	2010
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$53,524	$—	$53,524	1.8%
At book value less current surrender charge of 5% or more	2,881	—	—	2,881	0.1%
At fair value	—	—	709,806	709,806	23.7%

Total with adjustment or at fair value	$2,881	$53,524	$709,806	$766,211	25.6%
At book value without adjustment (minimal or no charge or adjustment)	2,155,087	17,010	—	2,172,097	72.6%
Not subject to discretionary withdrawal	55,119	—	—	55,119	1.8%

Total (gross)	$2,213,087	$70,534	$709,806	$2,993,427	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$2,213,087	$70,534	$709,806	$2,993,427

Annuity reserves and deposit-type contract funds for the year ended December 31 are as follows (in thousands):

	2011	2010
General Account:
Total annuities (excluding supplementary contracts with life contingencies and AG43 Excess Reserves)	$1,276,145	$1,239,048
Supplementary contracts with life contingencies	1,418	837
Deposit-type contracts	1,515,775	973,202

Subtotal	$2,793,338	$2,213,087
Separate Accounts:
Annuities	791,726	777,463
Supplementary contracts with life contingencies	140	68
Deposit-type contracts	3,820	2,809

Subtotal	$795,686	$780,340

Total	$3,589,024	$2,993,427

Intelligent Variable Annuity ■ Statement of Additional Information	B-83

continued

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table or 2001 CSO Table and interest rates of 4.5% and 4.0%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4.0%. As a result of asset adequacy analysis the Company increased life insurance reserves by $10 million. On this basis, it was determined that the Company’s reserves were sufficient to meet its obligations.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and are set equal to a percentage of reserves. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company had no policies where the surrender values were in excess of the legally computed reserves at December 31, 2011 or December 31, 2010. The Company had $24.3 billion and $23.1 billion of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2011 and 2010, respectively. Premium deficiency reserves related to the above insurance totaled $6,367 thousand and $4,447 thousand at December 31, 2011 and 2010, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest has been determined by formula as prescribed by the NAIC. The Tabular Less Actual Reserve Released has been determined by formula as prescribed by the NAIC. The Tabular Cost has been determined by formula as described in the instructions prescribed by the NAIC. For Immediate Annuities not involving life contingencies and Supplementary Contracts not involving life contingencies, for each valuation rate of interest, the tabular interest has been calculated as the product of the valuation rate times the mean liability for the year. For all other funds not involving life contingencies, tabular interest has been calculated as the total interest credited to such funds.

Note 16—reinsurance

In 2004, TIAA and TIAA-CREF Life entered into a series of agreements with Metropolitan Life Insurance Company (“MetLife”) including an administrative agreement for MetLife to service the long-term care business of TIAA and TIAA-CREF Life, an indemnity reinsurance agreement where TIAA and TIAA-CREF Life ceded to MetLife 100% of the long-term care liability and an assumption reinsurance agreement where, after appropriate filings in each jurisdiction, MetLife has been offering the TIAA and TIAA-CREF Life policyholders the option of transferring the liability for policies from TIAA and TIAA-CREF

Life to MetLife. At December 31, 2011, there were still premiums in force of $6,172 thousand.

In addition to the MetLife agreements, the Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. The required liability for reserves ceded to unauthorized reinsurers is secured by letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of the impact of reinsurance. The major lines in the accompanying financial statements that were reduced by the effect of these reinsurance agreements include (in thousands):

	2011	2010	2009
Insurance premiums	$41,247	$39,273	$37,271
Increase in policy and contract reserves	$40,654	$28,497	$32,561
Reserves for life and health	$357,638	$316,984	$288,488

Note 17— capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2011	2010
Net unrealized capital losses	$2,723	$(672)
Asset valuation reserve	$(2,789)	$(7,513)
Net deferred federal income tax	$(14,040)	$(2,676)
Change in non-admitted assets	$12,487	$1,039
Change in liability for reinsurance of unauthorized companies	$—	$1,692
Change in surplus of separate accounts	$(82)	$455

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company generally has not paid dividends to its shareholder and has no plans to do so in the current year.

Note 18—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

B-84	Statement of Additional Information ■ Intelligent Variable Annuity

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS TIAA-CREF LIFE INSURANCE COMPANY ■ DECEMBER 31, 2011	concluded

Note 19—subsequent event

On October 25, 2011, the Company entered into a long-term strategic distribution relationship with M Financial Group, a financial services design and distribution company. The Company is developing a series of proprietary life insurance products to be sold exclusively by licensed agents affiliated with M Financial Group and its Member Firms.

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 11, 2012, the date the financial statements were issued. No such items were identified by the Company.

Intelligent Variable Annuity ■ Statement of Additional Information	B-85

INDEX TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
B-87	Report of Management Responsibility
B-88	Report of Independent Auditors

Statutory–Basis Financial Statements:
B-89	Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves
B-90	Statements of Operations
B-91	Statements of Changes in Capital and Contingency Reserves
B-92	Statements of Cash Flows
B-93	Notes to Financial Statements

B-86	Statement of Additional Information ■ Intelligent Variable Annuity

REPORT OF MANAGEMENT RESPONSIBILITY

April 9, 2012

To the Policyholders of Teachers Insurance and Annuity Association of America:

The accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America (“TIAA”) are the responsibility of management. They have been prepared on the basis of statutory accounting principles, a comprehensive basis of accounting comprised of accounting principles prescribed or permitted by the New York State Department of Financial Services. The financial statements of TIAA have been presented fairly and objectively in accordance with such statutory accounting principles.

TIAA’s internal control over financial reporting is a process effected by those charged with governance, management and other personnel, designed to provide reasonable assurance regarding the preparation of reliable financial statements in accordance with statutory accounting principles. TIAA’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the entity; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with statutory accounting principles, and the receipts and expenditures of the entity are being made only in accordance with authorizations of management and those charged with governance; and (3) provide reasonable assurance regarding prevention, or timely detection and correction of unauthorized acquisition, use, or disposition of the entity’s assets that could have a material effect on the financial statements.

Management is responsible for establishing and maintaining effective internal control over financial reporting. Management assessed the effectiveness of the entity’s internal control over financial reporting as of December 31, 2011, based on the framework set forth by the Committee of Sponsoring Organizations of the Treadway Commission in Internal Control-Integrated Framework. Based on that assessment, management concluded that, as of December 31, 2011, TIAA’s internal control over financial reporting is effective based on the criteria established in Internal Control-Integrated Framework.

In addition, TIAA’s internal audit personnel provide regular reviews and assessments of the internal controls and operations of TIAA, and the Vice President of Internal Audit regularly reports to the Audit Committee of the TIAA Board of Trustees.

The independent auditors of PricewaterhouseCoopers LLP have audited the accompanying statutory-basis financial statements of TIAA for the years ended December 31, 2011, 2010 and 2009. To maintain auditor independence and avoid even the appearance of a conflict of interest, it continues to be TIAA’s policy that any management advisory or consulting service, which is not in accordance with TIAA’s specific auditor independence policies designed to avoid such conflicts, be obtained from a firm other than the independent auditor. The independent auditors’ report expresses an opinion on the fairness of presentation of these statutory-basis financial statements.

The Audit Committee of the TIAA Board of Trustees, comprised entirely of independent, non-management trustees, meets regularly with management, representatives of the independent auditor and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual independent audit of the TIAA statutory-basis financial statements, the New York Department of Financial Services and other state insurance departments regularly examine the operations and financial statements of TIAA as part of their periodic corporate examinations.

/s/ Roger W. Ferguson, Jr. Roger W. Ferguson, Jr.	/s/ Virginia M. Wilson Virginia M. Wilson
President and Chief Executive Officer	Executive Vice President and
Chief Financial Officer

Intelligent Variable Annuity ■ Statement of Additional Information	B-87

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of Teachers Insurance and Annuity Association of America:

We have audited the accompanying statutory-basis statements of admitted assets, liabilities and capital and contingency reserves of Teachers Insurance and Annuity Association of America (the “Company”) as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and contingency reserves, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our financial statement audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory-basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and contingency reserves of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, on the basis of accounting described in Note 2.

A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. A company’s internal control over financial reporting includes those policies and procedures that (i) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (ii) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and those charged with governance; and (iii) provide reasonable assurance regarding prevention, or timely detection and correction of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent, or detect and correct misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

In our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2011, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). The Company’s management is responsible for maintaining effective internal control over financial reporting and for its assessment of the effectiveness of internal control over financial reporting, included in the accompanying Report of Management Responsibility. Our responsibility is to express an opinion on the Company’s internal control over financial reporting based on our audit. We conducted our audit of internal control over financial reporting in accordance with attestation standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether effective internal control over financial reporting was maintained in all material respects. Our audit of internal control over financial reporting included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and, testing and evaluating the design and operating effectiveness of internal control, based on the assessed risk. Our audit also included performing such other procedures as we considered necessary in the circumstances. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2012

B-88	Statement of Additional Information ■ Intelligent Variable Annuity

STATUTORY–BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND

CONTINGENCY RESERVES

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

	December 31,
(in millions)	2011	2010

ADMITTED ASSETS
Bonds	$167,931	$161,873
Preferred stocks	82	78
Common stocks	3,582	3,610
Mortgage loans	13,133	13,666
Real estate	1,595	1,341
Cash, cash equivalents and short-term investments	597	1,365
Contract loans	1,316	1,247
Derivatives	185	126
Other long-term investments	16,197	12,920
Investment income due and accrued	1,790	1,772
Federal income taxes	5	19
Net deferred federal income tax asset	3,070	3,246
Other assets	430	372
Separate account assets	16,019	12,909
Total admitted assets	$225,932	$214,544

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES
Liabilities
Reserves for life and health insurance, annuities and deposit-type contracts	$175,395	$169,885
Dividends due to policyholders	1,731	1,683
Interest maintenance reserve	1,229	873
Borrowed money	809	960
Asset valuation reserve	2,825	2,023
Derivatives	326	494
Other liabilities	1,662	1,620
Separate account liabilities	14,824	11,850
Total liabilities	198,801	189,388

Capital and Contingency Reserves
Capital (2,500 shares of $1,000 par value common stock issued and outstanding and $550,000 paid-in capital)	3	3
Surplus notes	2,000	2,000
Contingency reserves:
For investment losses, annuity and insurance mortality, and other risks	23,650	22,071
Deferred income taxes	1,478	1,082
Total capital and contingency reserves	27,131	25,156
Total liabilities, capital and contingency reserves	$225,932	$214,544

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-89

STATUTORY–BASIS STATEMENTS OF OPERATIONS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

	For the Years Ended December 31,
(in millions)	2011	2010	2009

REVENUES
Insurance and annuity premiums and other considerations	$12,703	$12,938	$11,527
Annuity dividend additions	1,325	1,048	1,325
Net investment income	10,910	10,534	10,340
Other revenue	182	143	124
Total revenues	$25,120	$24,663	$23,316

BENEFITS AND EXPENSES
Policy and contract benefits	$11,341	$10,922	$11,175
Dividends to policyholders	3,082	2,733	2,646
Increase in policy and contract reserves	5,460	5,062	6,994
Net operating expenses	859	798	808
Net transfers to (from) separate accounts	1,661	2,130	(1,289)
Other benefits and expenses	53	235	166
Total benefits and expenses	$22,456	$21,880	$20,500

Income before federal income taxes and net realized capital gains (losses)	$2,664	$2,783	$2,816
Federal income tax (benefit)	(139)	(28)	(58)
Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(444)	(1,430)	(3,326)
Net income (loss)	$2,359	$1,381	$(452)

B-90	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

STATUTORY–BASIS STATEMENTS OF CHANGES IN CAPITAL AND CONTINGENCY RESERVES

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

(in millions)	Capital Stock and Additional Paid-in Capital	Contingency Reserves	Total
Balance, December 31, 2008	$3	$17,751	$17,754
Net loss		(452)	(452)
Net unrealized capital gains on investments		910	910
Change in asset valuation reserve		(273)	(273)
Change in accounting principle (Adoption of SSAP 43R)		219	219
Change in accounting principle (Adoption of SSAP 10R)		811	811
Change in surplus of separate accounts		(301)	(301)
Change in valuation basis of annuity reserves		2,260	2,260
Change in net deferred income tax		(218)	(218)
Change in dividend accrual methodology		155	155
Change in non-admitted assets:
Deferred federal income tax asset		458	458
Other assets		(479)	(479)
Issuance of surplus notes		2,000	2,000
Balance, December 31, 2009	$3	$22,841	$22,844

Net Income		1,381	1,381
Net unrealized capital gains on investments		1,361	1,361
Change in asset valuation reserve		(1,417)	(1,417)
Change in surplus of separate accounts		121	121
Change in net deferred income tax		(1,507)	(1,507)
Prior year surplus adjustment		(45)	(45)
Change in non-admitted assets:
Deferred federal income tax asset		2,320	2,320
Other assets		98	98
Balance, December 31, 2010	$3	$25,153	$25,156

Net Income		2,359	2,359
Net unrealized capital gains on investments		390	390
Change in asset valuation reserve		(802)	(802)
Change in accounting principle		(23)	(23)
Change in surplus of separate accounts		134	134
Change in net deferred income tax		(1,129)	(1,129)
Change in non-admitted assets:
Deferred federal income tax asset		953	953
Other assets		93	93
Balance, December 31, 2011	$3	$27,128	$27,131

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-91

STATUTORY–BASIS STATEMENTS OF CASH FLOWS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

	For the Years Ended December 31,
(in millions)	2011	2010	2009

CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$12,705	$12,941	$11,527
Net investment income	10,963	10,373	10,073
Miscellaneous income	180	142	122
Total Receipts	23,848	23,456	21,722
Policy and contract benefits	11,321	10,574	11,401
Operating expenses	853	972	957
Dividends paid to policyholders	1,709	1,720	1,789
Federal income tax expense (benefit)	(141)	106	(119)
Net transfers to (from) separate accounts	1,666	2,149	(243)
Total Disbursements	15,408	15,521	13,785
Net cash from operations	8,440	7,935	7,937

CASH FROM INVESTMENTS
Proceeds from investments sold, matured, or repaid:
Bonds	19,042	29,718	15,429
Stocks	669	772	781
Mortgage loans and real estate	2,162	4,432	2,328
Other invested assets	2,197	2,252	765
Miscellaneous proceeds	66	130	79
Cost of investments acquired:
Bonds	24,768	40,026	30,618
Stocks	486	863	1,140
Mortgage loans and real estate	1,922	373	1,193
Other invested assets	5,320	3,204	2,050
Miscellaneous applications	463	179	214
Net cash from investments	(8,823)	(7,341)	(15,833)

CASH FROM FINANCING AND OTHER
Issuance of surplus notes	—	—	2,000
Borrowed money	(151)	21	939
Net deposits on deposit-type contracts funds	32	51	54
Other cash provided (applied)	(266)	171	(122)
Net cash from financing and other	(385)	243	2,871
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	(768)	837	(5,025)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	1,365	528	5,553

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$597	$1,365	$528

B-92	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA  ■  DECEMBER 31, 2011

Note 1—organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a legal reserve life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Overseers (“Board of Overseers”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security.

Note 2—significant accounting policies

BASIS OF PRESENTATION:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income (loss) and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department. The primary differences arise because the Company maintains more conservative reserves, as prescribed or permitted by New York SAP, under which annuity reserves are generally discounted on the basis of mortality tables and contractually guaranteed interest rates (in millions).

	For the Years Ended December 31,
	2011	2010	2009
Net Income (Loss), New York SAP	$2,359	$1,381	$(452)
New York SAP Prescribed Practices:
Additional Reserves for:
Term Conversions	1	2	2
Deferred and Payout Annuities issued after 2000	171	186	(312)
Net Income (Loss), NAIC SAP	$2,531	$1,569	$(762)

Capital and Contingency Reserves, New York SAP	$27,131	$25,156	$22,844
New York SAP Prescribed Practices:
Intangible Asset Limitation	—	12	16
Additional Reserves for:
Term Conversions	16	15	13
Deferred and Payout Annuities issued after 2000	3,854	3,683	3,497
Capital and Contingency Reserves, NAIC SAP	$31,001	$28,866	$26,370

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	The Asset Valuation Reserve (“AVR”) is eliminated as it is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The Interest Maintenance Reserve (“IMR”) is eliminated as it is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold;

•	Dividends on insurance policies and annuity contracts are accrued as the related earnings emerge from operations under GAAP rather than being accrued in the year when they are declared;

•	Certain assets designated as “non-admitted assets” are included in the GAAP balance sheet rather than excluded from assets in the statutory balance sheet;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued under GAAP rather than being expensed when incurred;

•

Policy and contract reserves are based on estimates of expected mortality, morbidity, persistency and interest under GAAP rather than being based on statutory mortality, morbidity and interest requirements;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	Investments in bonds considered to be “available for sale” are carried at fair value under GAAP rather than at amortized cost;

•

Impairments on securities other than loan-backed and structured securities due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC

Intelligent Variable Annuity ■ Statement of Additional Information	B-93

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities (“LB&SS”) that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings under GAAP rather than as unrealized losses, which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings under GAAP rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•	The calculation for the defined benefit and post-retirement benefit obligations include both vested and non-vested employees. Non-vested employees are not considered under NAIC SAP;

•

Contracts that do not subject the Company to significant risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue;

•

Declines in fair value of derivatives are recorded through earnings rather than surplus. Derivatives embedded in host contracts are accounted for separately like a freestanding derivative if certain criteria are met under GAAP. Replication Synthetic Asset Transactions (“RSAT”) are not recognized under GAAP;

•

Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for statutory purposes. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for statutory purposes. Transactions recorded as financing under GAAP have no impact on premiums or losses incurred, while for statutory purposes, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses.

The effects of these differences, while not determined, are presumed to be material.

Reclassifications: Certain prior year amounts in the financial statements have been reclassified to conform to the 2011 presentation. These reclassifications did not affect the total assets, liabilities, net income or surplus previously reported.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Company:

Investments: Publicly traded securities are accounted for as of the date the investments are purchased or sold (trade date). Other investments are recorded on the settlement date. Realized capital gains and losses on investment transactions are accounted for under the specific identification method. A realized loss is recorded when an impairment is considered to be other-than-temporary.

Bonds: Bonds are stated at amortized cost using the current effective interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the securities or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI recognized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

B-94	Statement of Additional Information ■ Intelligent Variable Annuity

continued

In periods subsequent to the recognition of an OTTI loss for a bond, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

The fair values for publicly traded long term bond investments are generally determined using prices provided by third party pricing services. For privately placed long term bond investments without readily ascertainable market value, such values are determined with the assistance of independent pricing services utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5 or 6, which are stated at the lower of amortized cost or fair value. The fair values of preferred stocks are determined using prices provided by third party pricing services.

Common Stocks: Common stocks of unaffiliated companies are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other than temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation reserve is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation reserves for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other than temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate. Depreciation is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded.

The Company makes investments in commercial real estate directly, through wholly owned subsidiaries and through real estate limited partnerships. The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an adjustment is required. Internal estimates of value can be used to determine fair value when a third party appraisal is pending completion. Third party appraisals are also utilized to determine write downs on land investments held for development.

Wholly-Owned Subsidiaries: Investments in wholly-owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus and (2) non-insurance subsidiaries are stated at the value of their underlying GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other Long-term Investments: Other long-term investments primarily include investments in limited partnerships and limited liability companies which are carried at TIAA’s percentage of the underlying GAAP equity as reflected on the respective entity’s financial statements. The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses impairment information by performing analysis between the carrying value and the cost basis of the investments. The Company evaluates recoverability of the asset to determine if OTTI is warranted. When deemed to be other-than-temporarily impaired, the investment is written down to estimated fair value.

Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have an NAIC 1 rating designation. The Company changed its classification of its investments in surplus notes to other long-term investments during 2011 pursuant to NAIC guidelines. During 2010, the Company’s investments in surplus notes were classified as bonds.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost.

Short-Term Investments: Short-term investments (debt securities with maturities of one year or less at the time of acquisition, excluding investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances.

Intelligent Variable Annuity ■ Statement of Additional Information	B-95

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

Derivative Instruments: The Company has filed a Derivatives Use Plan with the Department. This plan details the Company’s derivative policy objectives, strategies, controls and any restrictions placed on various derivative types. The plan also specifies the procedures and systems that the Company has established to evaluate, monitor and report on the derivative portfolio in terms of valuation, hedge effectiveness and counterparty credit quality. The Company may use derivative instruments for hedging, income generation, and asset replication purposes.

Derivatives used by the Company include foreign currency, interest rate and credit default swaps, foreign currency forwards, options and interest rate cap contracts.

The carrying value of a derivative position may be at cost or fair value, depending on the type of instrument and accounting status. Hedge accounting is applied for some foreign currency swaps that hedge fixed income investments carried at amortized cost. The foreign exchange premium or discount for these foreign currency swaps is amortized into income and a currency translation adjustment computed at the spot rate is recorded as an unrealized gain or loss. The derivative component of a RSAT is carried at unamortized premiums received or paid, adjusted for any impairments. The cash component of a RSAT is classified as a bond on the Company’s balance sheet. Derivatives used in hedging transactions where hedge accounting is not being utilized are carried at fair value. The Company does not offset the carrying value amounts recognized for derivatives executed with the same counterparty under the same netting agreement.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are nonadmitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are nonadmitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are segregated from the Company’s general account and are maintained for the benefit of the separate account contract holders.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the end of the relevant period. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts that are denominated in foreign currencies are adjusted to reflect exchange rates at the end of the relevant period. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets (principally certain investments in other long-term investments, furniture and equipment, leasehold improvements, prepaid expenses, and a portion of deferred federal income tax (“DFIT”) assets). Investment related non-admitted assets totaled $441 million and $646 million at December 31, 2011 and 2010, respectively. The non-admitted portion of the DFIT asset was $10,249 million and $11,202 million at December 31, 2011 and 2010, respectively. Other non-admitted assets were $470 million and $358 million at December 31, 2011 and 2010, respectively. Changes in non-admitted assets are charged or credited directly to surplus.

Furniture and Fixtures, Equipment, Leasehold Improvements and Computer Software: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years and the remaining life of the lease, respectively.

The accumulated depreciation on EDP equipment and computer software was $782 million and $626 million at December 31, 2011 and 2010, respectively. Related depreciation expenses allocated to TIAA were $34 million, $45 million and $56 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The accumulated depreciation on furniture and equipment and leasehold improvements was $443 million and $485 million at December 31, 2011, and 2010, respectively. Related depreciation expenses allocated to TIAA were $25 million, $25 million and $37 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: The Company offers a range of group and individual annuities and individual life policies. Policy and contract reserves for such products are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial formulae. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

During 2009, TIAA received approval from the Department to change the valuation basis on a portion of its payout annuity reserves. These reserves, which had previously been calculated on the basis of interest at either 1.5% or 2.5%, with mortality on the basis of either the 1983 Table A with ages set back 9 years or the Annuity 2000 Table with ages set back either 9 or 12 years, are valued on the basis of interest at 2.5% with mortality in accordance with the Annuity 2000 Table with ages set back 4 years. This reserve modification had the net effect of reducing beginning of year 2009 reserves by approximately $2.26 billion.

B-96	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Liability for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals that represent a return to the contract holder.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves were sufficient to meet its obligations.

Interest Maintenance Reserve: The IMR defers recognition of realized capital gains and losses resulting from changes in the general level of interest rates. These gains and losses are amortized into investment income over the expected remaining life of the investments sold. The IMR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is interest-related if the security’s NAIC rating did not change by more than one classification from the date of purchase to the date of sale, and its NAIC rating was not a 6 at anytime during the holding period.

A realized gain or loss on each preferred stock sold is interest-related if the security did not have an NAIC rating of 4, 5 or 6 at any time during the holding period and the NAIC rating did not change by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold is interest-related if interest is not more than 90 days past due, not in the process of foreclosure or voluntary conveyance, or the mortgage loan was not restructured over the prior two years.

A realized gain or loss on each derivative investment sold is interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction.

Asset Valuation Reserve: The AVR is established to offset potential credit-related investment losses from bonds, stocks, mortgage loans, real estate, derivatives and other long-term investments. Changes in AVR are recorded directly to surplus. The AVR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

Realized gains or losses resulting from the sale of U.S. Government securities and securities of agencies which are backed by the full faith and credit of the U.S. Government are exempt from the AVR.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is non-interest-related if the security’s NAIC rating changed by more than one classification from the date of purchase to the date of sale, or its NAIC rating was a 6 at any time during the holding period.

A realized gain or loss on each preferred stock sold is non-interest-related if the security had an NAIC rating of 4, 5 or 6 at any time during the holding period or the NAIC rating changed by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold is non-interest-related if interest is more than 90 days past due, in the process of foreclosure or voluntary conveyance, or the mortgage loan was restructured over the prior two years.

A realized gain or loss on each derivative investment sold is non-interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction.

OTTI for non-loan-backed and structured securities, stocks, mortgage loans, real estate and other long-term investments are considered non-interest related realized losses and included in the AVR calculation.

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) in the fourth quarter of each year, and such dividends are credited to policyholders in the following calendar year. Dividends on pension annuity contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

APPLICATION OF NEW ACCOUNTING PRONOUNCEMENTS:

SSAP No. 101—Income Taxes, a Replacement of SSAP No. 10—Income Taxes and SSAP No. 10R—Income Taxes, A Temporary Replacement of SSAP No. 10 and is effective January 1, 2012. For purposes of accounting for federal and foreign income taxes, reporting entities shall adopt FASB Statement No. 109, Accounting for Income Taxes (“FAS 109”) with modifications for state income taxes, the realization criteria for deferred tax assets, and the recording of the impact of changes in deferred tax balances. The Company has determined that SSAP No. 101 will not have a material impact on the current and deferred taxes presented under SSAP No. 10R.

SSAP 5R—Liabilities, Contingencies and Impairments of Assets adopts, with modification, guidance from FASB Accounting Standard Codification 460, Guarantees effective December 31, 2011. The substantive revisions require entities to recognize, at the inception of a guarantee, a liability for the obligations it has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. Under the new guidance, a liability is required to be recognized at the inception of a related party guarantee. The guidance does exempt from measurement guarantees made to or on behalf of wholly-owned subsidiaries.

SSAP 100, Fair Value Measurements, effective December 31, 2010, defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value. This standard applies under other accounting pronouncements

Intelligent Variable Annuity ■ Statement of Additional Information	B-97

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

that require or permit fair value measurements, but this standard does not require any new fair value amendments. The Company adopted this guidance effective December 31, 2010; however, it did not have a material impact on the Company’s financial statements.

SSAP 56—Separate Accounts—Revised disclosures, adopted September 2009 and required within the 2010 annual financial statements. The revised disclosures require disclosure on the general nature of the entity’s separate account business, an identification of the separate account assets that are legally insulated from general account claims, identification of the separate account products that have guarantees backed by the general account and a discussion of securities lending transactions within the separate account.

SSAP No. 43R—Loan-backed and Structured Securities—Revised, effective September 30, 2009, which superceded SSAP No. 98—Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43—Loan-backed and Structured Securities, provides statutory accounting guidance for loan-backed and structured securities and incorporates certain principles underlying recent changes in GAAP OTTI guidance for statutory reporting. The financial impact in 2009 of the adoption of SSAP No. 43R at September 30, 2009, by TIAA, was a $219 million increase in surplus as an adjustment as of July 1, 2009 and was recognized as a cumulative effect due to a change in accounting principle.

SSAP No. 43R guidance results in an OTTI recorded through earnings for the difference between amortized cost and the present value of discounted cash flows of structured securities. Declines in fair value related to non-credit declines are not recognized in earnings and only require disclosure if the entity has the intent and ability to hold to recovery. The guidance requires a recognized realized loss recorded in earnings for the difference between fair value and amortized cost if the entity intends or is required to sell the investment at the measurement date. The entity is required to evaluate discounted cash flows quarterly to assess credit deterioration.

For reporting periods beginning on or after January 1, 2009, SSAP No. 98—Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43—Loan-backed and Structured Securities established statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. The change resulting from the adoption of this statement was accounted for prospectively. No cumulative effect adjustments or application of the new guidance to prior events or periods were required. The Company elected to early adopt SSAP No. 98 which resulted in an additional $469 million of realized losses being recognized at December 31, 2008.

SSAP No. 10R—Revised, Income Taxes, was effective as of December 31, 2009 for the 2009 annual financial statements and 2010 and 2011 interim and annual financial statements only. For entities that meet specified capital requirements, the revised statement increases the admitted deferred federal income tax asset ceiling by increasing the limit from 10 to 15 percent of capital and surplus and by extending the recoverable period from 1 to 3 years. The change resulting from the modification of this statement was accounted for as a change in accounting principle in 2009. The Company’s adoption of SSAP No. 10R resulted in an additional $1,478 millions, $1,082 million and $811 million of admitted deferred tax assets recognized as of December 31, 2011, 2010 and 2009, respectively. The statement is applicable through 2011 and incorporates additional disclosures for tax-planning strategies.

For reporting periods beginning on or after January 1, 2009, SSAP No. 99—Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment, establishes standards for the treatment of premiums or discounts applicable to certain securities subsequent to the recognition of an OTTI. The other-than-temporarily impaired security is recorded as if the security had been purchased on the measurement date of the OTTI. The discount or reduced premium associated with the other-than-temporarily impaired security, based on the new cost basis, is amortized over the remaining life of the security, to the extent recoverable, in a prospective manner based on the amount and timing of future estimated cash flows. The change resulting from the adoption of this statement is accounted for prospectively. No cumulative effect adjustment or application of the new guidance to prior events or periods is required. The Company adopted this guidance January 1, 2009.

Note 3—long-term bonds, preferred stocks, and common stocks

The Company reclassified certain prior year amounts to conform with current year presentation for the following:

•

NAIC definition changes for loan-backed and structured securities to include credit tenant loans, equipment trust certificates, other structured trusts, hybrid securities and municipal securities issued through special purpose vehicles. These investments were previously classified as non-LB&SS issuer obligations;

•

NAIC classification change to include collateralized mortgage obligations guaranteed by the Government National Mortgage Association as U.S. Government obligations instead of Special Revenue and Special Assessment obligations that are not guaranteed by the U.S. Government.

B-98	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds and preferred stocks at December 31, are shown below (in millions):

	2011
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. Govern ments	$41,576	$5,998	$(1)	$47,573
All Other Governments	3,119	612	(6)	3,725
States, Territories and Possessions	472	48	(7)	513
Political Subdivisions of States, Territories, and Possessions	300	23	—	323
Special Revenue and Special Assessment, Non-guaranteed Agencies and Government	20,171	2,575	(23)	22,723
Credit Tenant Loans	4,351	773	(3)	5,121
Industrial and Miscellane ous	94,212	8,879	(2,678)	100,413
Hybrids	2,039	77	(196)	1,920
Parent, Subsidiaries and Affiliates	1,691	95	(13)	1,773
Total Bonds	167,931	19,080	(2,927)	184,084
Preferred Stocks	82	17	(19)	80
Total Bonds and Preferred Stocks	$168,013	$19,097	$(2,946)	$184,164

	2010
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. Govern ments	$36,822	$1,000	$(510)	$37,312
All Other Governments	2,926	509	(5)	3,430
States, Territories and Possessions	504	2	(30)	476
Political Subdivisions of States, Territories, and Possessions	236	7	(7)	236
Special Revenue and Special Assessment, Non-guaranteed Agencies and Government	22,138	2,163	(327)	23,974
Credit Tenant Loans	3,300	357	(29)	3,628
Industrial and Miscellane ous	92,270	6,346	(3,047)	95,569
Hybrids	2,299	144	(82)	2,361
Parent, Subsidiaries and Affiliates	1,378	70	(3)	1,445
Total Bonds	161,873	10,598	(4,040)	168,431
Preferred Stocks	78	6	—	84
Total Bonds and Preferred Stocks	$161,951	$10,604	$(4,040)	$168,515

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where impairment is considered to be other-than-temporary, the Company recognizes a write-down as a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value. Once an impairment write-down has been recorded, the Company continues to review the impaired security for appropriate valuation on an ongoing basis.

Intelligent Variable Annuity ■ Statement of Additional Information	B-99

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

Based upon the factors above in the Company’s impairment evaluation process, the securities discussed in the following section which were in an unrealized loss position at December 31, 2011 and 2010, were not deemed to be other-than-temporarily impaired.

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2011
Loan-backed and structured bonds	$4,829	$(239)	$4,590	$13,126	$(2,641)	$10,485
All other bonds	4,178	(158)	4,020	1,916	(204)	1,712
Total bonds	$9,007	$(397)	$8,610	$15,042	$(2,845)	$12,197
Unaffiliated common stocks	55	(7)	48	42	(12)	30
Preferred stocks	7	—	7	25	(19)	6
Total bonds and stocks	$9,069	$(404)	$8,665	$15,109	$(2,876)	$12,233

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2010
Loan-backed and structured bonds	$7,779	$(269)	$7,510	$16,844	$(3,297)	$13,547
All other bonds	18,644	(722)	17,922	2,359	(207)	2,152
Total bonds	$26,423	$(991)	$25,432	$19,203	$(3,504)	$15,699
Unaffiliated common stocks	31	(21)	10	35	(8)	27
Preferred stocks	10	(8)	2	29	(26)	3
Total bonds and stocks	$26,464	$(1,021)	$25,443	$19,267	$(3,538)	$15,729

As of December 31, 2011, the major categories of securities where the estimated fair value declined and remained below cost for less than twelve months were diversified in residential mortgage-backed securities (32%), commercial mortgage-backed securities (19%) and finance (13%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2011, the major categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were diversified in commercial mortgage-backed securities (62%) and residential mortgage-backed securities (26%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2010, the major categories of securities where the estimated fair value declined and remained below cost for less than twelve months were diversified in U.S. and other governments (52%) and residential mortgage-backed securities (21%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2010, the major categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were diversified in commercial mortgage-backed securities (60%) and residential mortgage-backed securities (30%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the cause of the decline is primarily attributable to increased market yields for these particular securities since acquisition caused principally by widening of credit spreads primarily from diminished market liquidity as opposed to a long-term deterioration in credit quality. The Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover and the Company has concluded that these securities are not other-than-temporarily impaired.

B-100	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date ($ in millions).

	December 31, 2011			December 31, 2010
	Book/ Adjusted Carrying Value	% of Total	Estimated Fair Value	Book/ Adjusted Carrying Value	% of Total	Estimated Fair Value
Due in one year or less	$2,992	1.8%	$3,051	$2,503	1.5%	$2,572
Due after one year through five years	21,249	12.7	22,855	20,725	12.8	22,279
Due after five years through ten years	31,277	18.6	34,383	27,407	16.9	29,542
Due after ten years	34,564	20.5	41,324	33,106	20.5	34,674
Subtotal	90,082	53.6	101,613	83,741	51.7	89,067
Residential mortgage-backed securities	52,101	31.0	56,412	51,926	32.2	53,582
Commercial mortgage-backed securities	11,522	6.9	10,513	13,352	8.2	12,240
Asset-backed securities	14,226	8.5	15,546	12,854	7.9	13,542
Subtotal	77,849	46.4	82,471	78,132	48.3	79,364
Total	$167,931	100.0%	$184,084	$161,873	100.0%	$168,431

For the year ended December 31, 2011, the preceding table includes sub-prime mortgage investments totaling $3.2 billion under residential mortgage-backed securities. $2.6 billion or 82% of the sub-prime securities were rated investment grade (NAIC 1 and 2).

For the year ended December 31, 2010, the preceding table includes sub-prime mortgage investments totaling $3.1 billion under residential mortgage-backed securities. $2.5 billion or 82% of the sub-prime securities were rated investment grade (NAIC 1 and 2).

Sub-prime securities are backed by loans that are in the riskiest category of loans and are typically sold in a separate market from prime loans.

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31 as follows:

	2011	2010
Residential mortgage-backed securities	31.0%	32.1%
U.S. and other governments	12.9	11.9
Manufacturing	8.7	8.2
Asset-backed securities	8.5	7.9
Public utilities	7.3	7.3
Commercial mortgage-backed securities	6.9	8.2
Finance and financial services	5.5	5.8
Oil and gas	4.9	4.7
Services	3.1	2.5
Communications	3.0	3.4
Revenue and special obligations	2.2	2.3
Retail and wholesale trade	1.8	1.9
Mining	1.3	1.2
Transportation	1.1	1.0
Real estate investment trusts	0.8	0.8
Other	1.0	0.8
Total	100.0%	100.0%

At December 31, 2011 and 2010, 91.8% and 92.1%, respectively, of the long-term bond portfolio was comprised of investment grade securities.

The following table presents the Company’s carrying value and estimated fair value for the residential mortgage-backed securities portfolio (“RMBS”) at December 31, (in millions):

	2011		2010
NAIC Designation	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
1	$48,773	$53,472	$49,281	$51,314
2	1,376	1,245	1,377	1,236
3	1,288	1,144	867	736
4	473	378	266	185
5	105	83	116	86
6	86	90	19	25
Total	$52,101	$56,412	$51,926	$53,582

With respect to the RMBS in the above table, approximately 96% and 98% were rated investment grade (NAIC 1 and 2) at December 31, 2011 and 2010, respectively. The Company has continued to maintain its historical procedures surrounding the evaluation of fundamental underwriting and investment standards within its investment portfolios, including investments in RMBS. Additionally, the Company continues to manage the RMBS portfolio to appropriately support its contractual obligations and will recognize impairments when diminishments in fair value are determined to be other than temporary based on evaluations of projected discounted cash flows as prescribed under SSAP 43R. Management continues to actively monitor the market, credit and liquidity risk of the RMBS portfolio as an integral component of its overall asset liability management program.

Intelligent Variable Annuity ■ Statement of Additional Information	B-101

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

The following table presents the Company’s carrying value and estimated fair value for the commercial mortgage-backed securities (“CMBS”) portfolio at December 31, (in millions):

	2011		2010
NAIC Designation	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
1	$8,455	$8,387	$9,616	$9,608
2	501	388	577	400
3	839	594	832	620
4	936	585	1,167	820
5	566	325	918	548
6	225	234	242	244
Total	$11,522	$10,513	$13,352	$12,240

With respect to the CMBS in the above table, approximately 78% and 76% were rated investment grade (NAIC 1 and 2) and approximately 69% and 72% were issued prior to 2006 (based on carrying value) at December 31, 2011 and 2010, respectively. The Company has continued to maintain its historical procedures surrounding the evaluation of fundamental underwriting and investment standards within its investment portfolios, including investments in CMBS. Additionally, the Company continues to manage the CMBS portfolio to appropriately support its contractual obligations and will recognize impairments when diminishments in fair value are determined to be other than temporary based on evaluations of projected discounted cash flows as prescribed under SSAP 43R. Management continues to actively monitor the market, credit and liquidity risk of the CMBS portfolio as an integral component of its overall asset liability management program.

Included in the Company’s long-term investments are bonds with a NAIC designation of 6. The statutory carrying value of these investments and related contractual maturity is listed in the following table at December 31, (in millions):

	2011	2010
Due in one year or less	$4	$1
Due after one year through five years	13	9
Due after five years through ten years	5	26
Due after ten years	—	—
Subtotal	22	36
Residential mortgage-backed securities	86	19
Commercial mortgage-backed securities	225	242
Asset-backed securities	49	49
Total	$382	$346

Troubled Debt Restructuring: There were no troubled debt restructurings during 2011. During 2010, the Company recorded $10 million of bonds and stocks through troubled debt restructurings. When restructuring troubled debt, TIAA generally accounts for assets at their fair value at the time of restructuring or at the book value of the assets given up if lower.

If the fair value is less than the book value of the assets given up, the required write-down is recognized as a realized capital loss.

Exchanges: During 2011 and 2010, the Company also acquired bonds and stocks through exchanges aggregating $1,619 million and $1,665 million, of which approximately $15 million and $19 million were acquired through non-monetary transactions, respectively. When exchanging securities, TIAA generally accounts for assets at fair value unless the exchange was as a result of restricted 144As exchanged for unrestricted securities, which are accounted for at book value.

Loan-backed and Structured Securities: Prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type and vintage.

The following table represents OTTI on securities with the intent to sell or the inability to retain for each quarter of 2011 (in millions):

	1	OTTI		3
	Amortized Cost Basis Before OTTI	2a Interest	2b Non-interest	Fair Value 1-(2a+2b)
OTTI recognized 1st Quarter
a. Intent to sell	$33	$3	$—	$30
b. Inability to retain	—	—	—	—
Total 1st Quarter	$33	$3	$—	$30

OTTI recognized 2nd Quarter
a. Intent to sell	$39	$1	$1	$37
b. Inability to retain	—	—	—	—
Total 2nd Quarter	$39	$1	$1	$37

OTTI recognized 3rd Quarter
a. Intent to sell	$212	$17	$28	$167
b. Inability to retain	—	—	—	—
Total 3rd Quarter	$212	$17	$28	$167

OTTI recognized 4th Quarter
a. Intent to sell	$145	$—	$28	$117
b. Inability to retain	—	—	—	—
Total 4th Quarter	$145	$—	$28	$117

Annual Aggregate Total		$21	$57

B-102	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The following table represents OTTI on securities with the intent to sell or the inability to retain for each quarter of 2010 (in millions):

	1	OTTI		3
	Amortized Cost Basis Before OTTI	2a Interest	2b Non-interest	Fair Value 1-(2a+2b)
OTTI recognized 1st Quarter
a. Intent to sell	$59	$1	$10	$48
b. Inability to retain	—	—	—	—
Total 1st Quarter	$59	$1	$10	$48

OTTI recognized 2nd Quarter
a. Intent to sell	$2,736	$—	$427	$2,309
b. Inability to retain	—	—	—	—
Total 2nd Quarter	$2,736	$—	$427	$2,309

OTTI recognized 3rd Quarter
a. Intent to sell	$28	$1	$5	$22
b. Inability to retain	—	—	—	—
Total 3rd Quarter	$28	$1	$5	$22

OTTI recognized 4th Quarter
a. Intent to sell	$361	$131	$65	$165
b. Inability to retain	—	—	—	—
Total 4th Quarter	$361	$131	$65	$165

Annual Aggregate Total		$133	$507

At December 31, 2011, the Company held loan-backed and structured securities with a recognized OTTI where the present value of cash flows expected to be collected is less than the amortized cost. See Note 25 for listing of securities.

Other Disclosures: During 2011 and 2010, TIAA acquired common stocks from other long term private equity fund investment distributions totaling $24 million and $17 million, respectively.

Debt securities amounting to approximately $7 million and $8 million at December 31, 2011 and 2010 were on deposit with governmental authorities or trustees, as required by law.

At December 31, 2011 and 2010, the carrying amount of restricted unaffiliated common stock was $441 million and $252 million, respectively. At December 31, 2011 and 2010, the carrying amount of restricted preferred stock was $18 million and $19 million, respectively. The restrictions limit share sales, private sales, general partner approval for sale, contractual restrictions and public or free trade restrictions.

At December 31, 2011 and 2010, the carrying amount of bonds and stocks denominated in a foreign currency was $3,158 million and $2,961 million, respectively. Bonds that totaled $1,547 million and $1,168 million at December 31, 2011 and 2010, respectively, represent amounts due from related parties that are collateralized by real estate owned by TIAA’s investment subsidiaries and affiliates.

Note 4—mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The coupon rates for non-mezzanine commercial mortgage loans originated during 2011 ranged from 4.00% to 6.00% and from 5.25% to 5.90% for 2010. There were no mezzanine real estate loans originated or acquired during 2011 or 2010.

The maximum percentage of any one loan to the value of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 94% and 100% for commercial loans for the years ended December 31, 2011 and 2010, respectively. In 2011, there was one loan issued with a loan to value of 94% with a value of $33 million at December 31, 2011. The loan is a full recourse construction loan with a committed tenant.

At December 31, 2011 and 2010, the carrying value of mezzanine real estate loans was $186 million and $192 million, respectively.

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2011 and 2010 have been written down to net realizable values based upon independent appraisals of the collateral while mortgage loans held for sale have been written down to the current fair value of the loan, as shown in the table below. For impaired mortgage loans where the impairments were deemed to be temporary, an allowance for credit losses has been established, as indicated below (in millions):

	2011	2010	2009
Investment in impaired mortgage loans, with temporary allowances for credit losses (at net carried value plus accrued interest)	$—	$29	$—
Related temporary allowances for credit losses	$—	$(2)	$—
Investment in impaired mortgage loans, net of OTTI losses recognized	$248	$251	$572
Related write-downs for OTTI	$—	$(21)	$(91)
Average investments in impaired mortgage loans	$35	$35	$36
Interest income recognized on impaired mortgage loans during the period	$16	$16	$15
Interest income recognized on a cash basis during the period	$16	$16	$14

	2011	2010	2009
Allowance for credit losses:
Balance at the beginning of the period	$2	$—	$—
Additions charged to surplus	—	94	333
Direct write-downs/charges against the allowance	—	(85)	(64)
Recoveries of amounts previously added to surplus	(2)	(7)	(269)
Balance at the end of the period	$—	$2	$—

Intelligent Variable Annuity ■ Statement of Additional Information	B-103

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

Mortgage Loan Diversification: The following tables set forth the commercial mortgage loan portfolio by property type and geographic distribution ($ in millions):

	Commercial Mortgage Loans by Property Type
	December 31, 2011		December 31, 2010
	Carrying Value	% of Total	Carrying Value	% of Total
Office buildings	$4,399	33.5%	$4,370	32.0%
Shopping centers	4,211	32.1	4,579	33.5
Industrial buildings	2,313	17.6	2,403	17.6
Apartments	1,351	10.3	1,304	9.5
Mixed use	268	2.0	272	2.0
Land	265	2.0	265	1.9
Hotel	168	1.3	313	2.3
Other	158	1.2	160	1.2
Total	$13,133	100.0%	$13,666	100.0%

	Commercial Mortgage Loans by Geographic Distribution
	December 31, 2011		December 31, 2010
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$3,561	27.1%	$3,791	27.7%
South Atlantic	3,144	23.9	3,338	24.4
South Central	1,992	15.2	1,849	13.5
Middle Atlantic	1,988	15.1	1,826	13.4
North Central	1,319	10.1	1,420	10.4
Mountain	410	3.1	515	3.8
New England	280	2.1	399	2.9
Other	439	3.4	528	3.9
Total	$13,133	100.0%	$13,666	100.0%

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

Pacific states are AK, CA, HI, OR and WA

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV

Middle-Atlantic states are PA, NJ and NY

South Central states are AL, AR, KY, LA, MS, OK, TN and TX

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI

New England states are CT, MA, ME, NH, RI and VT

Mountain states are AZ, CO, ID, MT, NV, NM, UT and WY

Other comprises investments primarily in Canada.

At December 31, 2011 and 2010, approximately 19.7% and 20.7% of the mortgage loan portfolio, respectively, was invested in California and is included in the Pacific region shown above.

At December 31, 2011 and 2010, approximately 13.5% and 12.3% of the mortgage loan portfolio, respectively, was invested in Texas and is included in the South Central region shown above.

Scheduled Mortgage Loan Maturities: Contractual maturities for mortgage loans at December 31 were as follows ($ in millions):

	2011		2010
	Carrying Value	% of Total	Carrying Value	% of Total
Due in one year or less	$1,359	10.3%	$1,335	9.8%
Due after one year through five years	7,269	55.4	7,207	52.7
Due after five years through ten years	3,593	27.4	4,408	32.3
Due after ten years	912	6.9	716	5.2
Total	$13,133	100.0%	$13,666	100.0%

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

There were no mortgage troubled debt restructurings during the periods ended December 31, 2011 or 2010. When restructuring mortgage loans, TIAA generally requires participation features, yield maintenance stipulations, and/or the establishment of property-specific escrow accounts funded by the borrowers. With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed. There were no mortgage loans with interest more than 180 days past due at December 31, 2011 or 2010.

During 2011, the Company reduced interest rates on two outstanding commercial loans. The first loan changed from 6.22% to 5.00% from December 1, 2010 through December 31, 2017 and then to 5.25% until maturity on December 1, 2020. The second loan changed from 6.30% to 5.75% from December 1, 2011 through April 30, 2013. The recorded investment excluding accrued interest of these loans was $216 million at December 31, 2011. During 2010, the Company did not reduce the interest rate of any outstanding loans.

The Company did not have any taxes, assessments or amounts advanced that were not included in the mortgage loan totals for the years ended December 31, 2011 and 2010.

The Company has no reverse mortgages as of December 31, 2011 or 2010.

Mortgage loans of $13 million at December 31, 2011 and 2010, respectively, represent the carrying value of amounts due from related parties that are collateralized by real estate owned by TIAA investment subsidiaries and affiliates.

For the years ended December 31, 2011 and 2010, the carrying values of mortgage loans denominated in foreign currency were $356 million and $445 million, respectively.

The Company does not underwrite nor does it hold sub-prime mortgages in the commercial mortgage portfolio and does not have any material indirect exposure from sub-prime lenders who are tenants in buildings that are secured by commercial mortgages.

B-104	Statement of Additional Information ■ Intelligent Variable Annuity

continued

At December 31, 2011 and 2010, TIAA’s directly owned real estate investments of $1,595 million and $1,341 million, respectively, were carried net of third party mortgage encumbrances, which totaled approximately $109 million and $112 million, respectively.

Note 5—real estate

The carrying values of the directly owned real estate portfolio were diversified by property type and geographic region at December 31 as follows ($ in millions):

	Directly Owned Real Estate by Property Type
	2011		2010
	Carrying Value	% of Total	Carrying Value	% of Total
Office buildings	$1,056	66.2%	$801	59.7%
Industrial buildings	355	22.3	307	22.9
Mixed-use projects	98	6.1	101	7.5
Apartments	60	3.8	103	7.7
Land under development	24	1.5	27	2.0
Land	2	0.1	2	0.2
Total	$1,595	100.0%	$1,341	100.0%

	Directly Owned Real Estate by Geographic Region
	2011		2010
	Carrying Value	% of Total	Carrying Value	% of Total
South Atlantic	$685	42.9%	$512	38.2%
Pacific	321	20.1	175	13.0
North Central	248	15.6	283	21.1
Middle Atlantic	183	11.5	183	13.7
South Central	158	9.9	158	11.8
Other	—	—	30	2.2
Total	$1,595	100.0%	$1,341	100.0%

At December 31, 2011 and 2010, approximately 12.2% and 16.4% of the real estate portfolio, respectively, was invested in Florida and is included in the South Atlantic region shown above.

The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an adjustment is warranted. Third party appraisals are also utilized to determine write downs on land investments held for development.

OTTI for directly owned real estate investments for the years ended December 31, 2011, 2010 and 2009 were $2 million, $35 million and $52 million, respectively and these amounts are included in the impairment table in Note 9. The OTTI during 2011 is for directly owned land in the state of California. The OTTI during 2010 and 2009 is for directly owned industrial, office buildings and retail property at various locations throughout the country. The impairments are included in net realized capital losses in the statutory-basis statements of operations.

As of December 31, 2011 and 2010, the Company had no real estate investments classified as held for sale. For the year ended December 31, 2011 and 2010, the Company recognized a net realized gain on real estate sold of $17 million and $31 million, respectively. The gains are included in net realized capital losses in the statutory-basis statements of operations.

Depreciation expense on directly owned real estate investments for the years ended December 31, 2011, 2010 and 2009, was $54 million, $56 million and $61 million, respectively. The amount of accumulated depreciation at December 31, 2011, 2010 and 2009 was $478 million, $431 million and $422 million, respectively.

There were no real estate properties acquired via the assumption of debt or in satisfaction of debt during 2011, 2010 or 2009.

The Company’s real estate portfolio does not have any material exposure from sub-prime lenders who are tenants in the buildings that are directly owned.

The Company does not engage in retail land sales operations.

Note 6—subsidiaries and affiliates

TIAA holds interests in certain subsidiaries and affiliates that are primarily involved in the ownership and management of investments for the Company. The carrying value, OTTI, net investment income, and amounts due from (to) these investment subsidiaries and affiliates at December 31 are shown below (in millions):

	2011	2010	2009
Net carrying value of investment subsidiaries and affiliates
Reported as common stock	$1,901	$2,073	$1,860
Reported as other long-term investments	6,177	4,544	3,505
Total net carrying value	$8,078	$6,617	$5,365

OTTI	$5	$7	$138
Net investment income (distributed from investment subsidiaries and affiliates)	$184	$145	$36
Amounts due from (to) subsidiaries and affiliates	$—	$5	$1

The larger investment subsidiaries and affiliates, included in the above table, are TIAA Global Public Investments, LLC, ND Properties, Inc., Ceres Agricultural Properties, LLC, 485 Properties, LLC, T-C GA RE Holdings, LLC, TIAA Realty, Inc., TIAA CPPIB Commercial Mortgage Company REIT, LLC and Mansilla Participacoes LTDA.

The carrying value, OTTI, net investment income, and amounts due (to) from TIAA’s operating subsidiaries and affiliates at December 31 are shown below (in millions):

	2011	2010	2009
Net carrying value of operating subsidiaries and affiliates
Reported as common stock	$537	$456	$373
Reported as other long-term investments	1,578	471	499
Total net carrying value	$2,115	$927	$872

OTTI	$94	$32	$27
Net investment income (distributed from operating subsidiaries and affiliates)	$1	$—	$—
Amounts due (to) from subsidiaries and affiliates	$(3)	$(7)	$45

Intelligent Variable Annuity ■ Statement of Additional Information	B-105

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

TIAA’s operating subsidiaries and affiliates primarily consist of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”). Oleum Holding Company, LLC, TIAA Global Ag Holdco, LLC, TIAA Emerging markets, Covariance Capital Management Series, LLC (“CCMS 1”) and Covariance Capital Management Series 2, LLC (“CCMS 2”).

During 2011, the Company invested $1.0 billion with Covariance Capital Management, Inc (“Covariance”) which is managed as a diversified investment portfolio. Covariance is an indirect wholly-owned subsidiary of the Company that provides customized endowment management services to educational institutions, foundations and other not-for-profits with endowments. As of December 31, 2011, the carrying value of the Company’s investments managed by Covariance in CCMS 1 and CCMS 2 is $861.6 million and $152.1 million, respectively.

The 2011 OTTI relates to a decline in the fair value of subsidiaries and affiliates for which the carrying value is not expected to recover. Fair value of subsidiaries and affiliates is generally determined using the net asset value of the underlying financial statements at the measurement date.

TIAA held bonds of affiliates at December 31, 2011 and 2010 for $1,691 million and $1,378 million, respectively. Eighty-four percent (84%) of these affiliated bonds were issued by ND Properties, Inc.

As of December 31, 2011 and 2010, no investment in a subsidiary or affiliate exceeded 10% of the Company’s admitted assets and the Company does not have any investment in foreign insurance subsidiaries. For the years ended December 31, 2011, 2010 and 2009, the Company did not have any related party transactions which exceeded one-half of 1% of TIAA’s admitted assets.

TIAA discloses contingencies and guarantees related to subsidiaries and affiliates in Note 22.

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach. The financial statements for the downstream non-insurance holding companies listed in the table below are not audited and TIAA has limited the value of its investment in these non-insurance holding companies to the value contained in the financial statements of the underlying investments, which will be audited. All liabilities, commitments, contingencies, guarantees or obligations of these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in TIAA’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements. The following table summarizes the Company’s carrying value in each such downstream non-insurance holding company as of December 31 (in millions):

Subsidiary	2011	2010
Mansilla Participacoes LTDA	$399.2	$433.1
TIAA Super Regional Mall Member Sub, LLC	235.4	—
Dionysus Properties, LLC	226.7	—
Infra Alpha, LLC	210.3	—
Occator Agricultural Properties, LLC	177.7	37.5
TIAA Oil & Gas Investments, LLC	170.5	—
TIAA Global Ag Holdco LLC	106.1	—
T-C 685 Third Avenue Member, LLC	99.2	192.0
TIAA-CREF Asset Management, Inc	58.7	37.4
I-595 Toll Road, LLC	39.4	—
TIAA-CREF Redwood, LLC	39.1	—
T-C SMA II, LLC	26.3	17.9
TIAA SynGas, LLC	24.6	—
TIAA Union Place Phase I, LLC	19.7	19.9
TIAA The Reserve II Member, LLC	4.0	4.0
730 Texas Forest Holdings, Inc.	0.9	0.9
TIAA Diamond Investor, LLC	0.5	—
Demeter Agricultural Properties, LLC	0.4	0.4
T-C SMA I, LLC	0.2	0.3
Almond Processors, LLC	0.2	—
TIAA Stonepeak Fund I, LLC	0.2	—
TIAA Eurpoean Funding Trust	—	40.6
Total	$1,839.3	$784.0

Note 7—other long-term investments

The components of TIAA’s carrying value in other long-term investments at December 31 were (in millions):

	2011	2010
Unaffiliated other invested assets	$8,424	$7,852
Affiliated other invested assets	7,755	5,015
Other long-term assets	18	53
Total other long-term investments	$16,197	$12,920

As of December 31, 2011, unaffiliated other invested assets of $8,424 million includes $7,298 million of investments in joint ventures, partnerships and LLCs with interests in venture capital, leveraged buy-out funds and other equity investments. The remaining $1,126 million represents real estate related joint ventures, partnerships and LLCs. As of December 31, 2011, affiliated other invested assets of $7,755 million includes investments in agriculture and timber related holdings of $2,303 million, investments in real estate related holdings of $1,793 million, investments in energy and infrastructure of $471 million and investments in securities related holdings of $2,780 million. The remaining $408 million of affiliated other invested assets represents other operating subsidiaries and affiliates.

As of December 31, 2010, unaffiliated other invested assets of $7,852 million includes $6,799 million of investments in joint ventures, partnerships and LLCs with interests in venture capital, leveraged buy-out funds and other equity investments. The remaining $1,053 million represents real estate related joint ventures, partnerships and LLCs. As of December 31, 2010, affiliated other invested assets of $5,015 million includes investments in agriculture and timber related holdings of $1,836 million, investments in real estate related holdings of $1,024 million and

B-106	Statement of Additional Information ■ Intelligent Variable Annuity

continued

investments in securities related holdings of $1,684 million. The remaining $471 million of affiliated other invested assets represents other operating subsidiaries and affiliates.

For the years ended December 31, 2011, 2010 and 2009, OTTI in other long-term investments for which the carrying value is not expected to be recovered were $233 million, $252 million and $1,005 million, respectively.

For the years ended December 31, 2011 and 2010, other long-term investments denominated in foreign currency were $1,741 million and $1,505 million, respectively.

Note 8—investments commitments

The outstanding obligation for future investments at December 31, 2011, is shown below by asset category (in millions):

	2012	2013	In later years	Total Commitments
Bonds	$591	$185	$—	$776
Stocks	82	28	33	143
Mortgage loans	465	103	—	568
Real estate	2	—	—	2
Other long-term investments	1,373	1,091	1,958	4,422
Total	$2,513	$1,407	$1,991	$5,911

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers, funding of stock commitments is contingent upon their continued favorable financial performance and the funding of mortgage and real estate commitments are generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. Due to TIAA’s due diligence in closing mortgage commitments, there is a lag between commitment and closing. For other long–term investments, primarily fund investments, there are scheduled capital calls that extend into future years.

Note 9—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31 were as follows (in millions):

	2011	2010	2009
Bonds	$9,462	$9,343	$8,956
Stocks	27	96	55
Mortgage loans	810	1,011	1,204
Real estate	234	244	272
Other long-term investments	785	322	177
Cash, cash equivalents and short-term investments	3	8	28
Total gross investment income	11,321	11,024	10,692
Less investment expenses	(551)	(566)	(420)
Net investment income before amortization of IMR	10,770	10,458	10,272
Plus amortization of IMR	140	76	68
Net investment income	$10,910	$10,534	$10,340

The total due and accrued income excluded from net income was $1 million each for the years ended December 31, 2011, 2010 and 2009.

Future minimum rental income expected to be received under existing real estate leases in effect as of December 31, 2011 (in millions):

	2012	2013	2014	2015	2016	Thereafter	Total
Future rental income	$152	$135	$113	$96	$76	$185	$757

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to OTTI for the years ended December 31 were as follows (in millions):

	2011	2010	2009
Bonds	$422	$(418)	$(1,913)
Stocks	40	57	(90)
Mortgage loans	28	(240)	(318)
Real estate	15	(4)	(43)
Other long-term investments	(436)	(198)	(1,086)
Cash, cash equivalents and short-term investments	(16)	(3)	15
Total before capital gains taxes and transfers to IMR	53	(806)	(3,435)
Transfers to IMR	(497)	(624)	109
Capital gains taxes	—	—	—
Net realized capital losses less capital gains taxes, after transfers to IMR	$(444)	$(1,430)	$(3,326)

Write-downs of investments resulting from OTTI, included in the preceding table, were as follows for the years ended December 31 (in millions):

	2011	2010	2009
Other-than-temporary impairments:
Bonds	$509	$1,764	$2,249
Stocks	8	5	146
Mortgage loans	3	326	336
Real estate	2	35	52
Other long-term investments	233	252	1,005
Total	$755	$2,382	$3,788

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process, the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Intelligent Variable Annuity ■ Statement of Additional Information	B-107

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

Proceeds from sales of long-term bond investments during 2011, 2010 and 2009 were $8,011 million, $19,587 million and $5,639 million, respectively. Gross gains of $973 million, $1,416 million and $658 million and gross losses, excluding impairments considered to be other-than-temporary of $42 million, $71 million and $322 million were realized during 2011, 2010 and 2009, respectively.

The Company has no contractual commitments to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings.

Wash Sales: The Company does not engage in the practice of wash sales, however, in isolated cases in the course of asset management activities, a security may be sold and repurchased in whole or in part within thirty days of the sale.

The details by NAIC designation 3 or below securities sold during the year ended December 31, 2011 and reacquired within 30 days of the sale date are (in million):

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain (Loss)
NAIC 3	5	$5	$5	$—
NAIC 4	3	$4	$4	$—

There were no NAIC 3 – 6 securities sold and reacquired within 30 days of the sale date during the year ended December 31, 2010.

Unrealized Capital Gains and Losses: The net changes in unrealized capital gains (losses) in investments, resulting in a net increase (decrease) in the carrying value of investments for the years ended December 31 were as follows (in millions):

	2011	2010	2009
Bonds	$(21)	$(428)	$86
Stocks	99	344	(16)
Mortgage loans	(36)	11	66
Derivatives	210	134	(463)
Other long-term investments	138	1,300	1,241
Cash, cash equivalents and short-term investments	—	—	(4)
Total	$390	$1,361	$910

Note 10—securitizations

When TIAA sells bonds and mortgages in a securitization transaction, it may retain interest-only strips, one or more subordinated tranches, residual interest, or servicing rights, all of which are retained interests in the securitized receivables. The Company’s ownership of the related retained interests may be held directly by the Company or indirectly through an investment subsidiary. The retained interests are associated with Special Purpose Entities (“SPEs”) that issue equity and debt which is non-recourse to the Company. Fair value used to determine gain or loss on a securitization transaction is based on quoted market prices, if available; however, quotes are generally not available for retained interests, so the Company either obtains an estimated fair value from an independent pricing service or estimates fair value internally based on the present value of future expected cash flows using management’s best estimates of future credit losses, forward yield curves, and discount rates that are commensurate with the risks involved.

The Company has not initiated any securitization transactions in which it sold assets held on its balance sheet into SPEs during 2011 or 2010. Teachers Advisors, Inc. (“Advisors”), an indirect subsidiary of TIAA, provides investment advisory services for most assets previously securitized by the Company.

The following sensitivity analysis represents changes in the fair value of the securitized assets. The following table as of December 31, 2011 summarizes the Company’s retained interests in securitized financial assets from transactions originated since 2001 (in millions):

					Sensitivity Analysis of Adverse Changes in Key Assumptions
Issue Year	Type of Collateral	Carrying Value	Estimated Fair Value		10% Adverse	20% Adverse
2001	Bonds	$57	$64	(a)	$(1)	$(1)
2002	Bonds	25	6	(b)	(1)	(1)
2007	Mortgages	31	18	(c)	(2)	(3)
	Total	$113	$88		$(4)	$(5)

The key assumptions applied to both the fair values and sensitivity analysis of the retained interests on December 31, 2011 was as follows:

a)	The retained interests securitized in 2001 were valued using an independent third-party pricing service. The third-party pricing levels imply yield rates ranging from 4.71% to 28.23%. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the implied overall discount rate.

b)	The retained interests securitized in 2002 were valued based upon a broker valuation mark. The valuation level implied yield rates ranging from 14.86% to 82.05% based upon an internal cash flow projection. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the implied overall discount rate.

c)	The retained interests securitized in 2007 were valued using an independent third-party pricing service. The third-party pricing levels implied yields for the securities ranged from 16.45% to 22.37%. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the implied overall discount rates.

Note that the sensitivity analysis above does not give effect to any offsetting benefits of financial instruments which may hedge the risks inherent to these financial interests. Additionally, changes in particular assumptions, such as discount rates, may in practice change other valuation assumptions which may magnify or counteract the effect of these disclosed sensitivities.

Note 11—disclosures about fair value of financial instruments

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or fair value.

B-108	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The following table represents the carrying value and estimated fair value of the Company’s financial instruments as of December 31 (in millions):

	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets:
Bonds	$167,931	$184,084	$161,873	$168,431
Mortgage loans	13,133	14,239	13,666	14,456
Preferred stocks	82	80	78	84
Common stocks	3,582	3,798	3,610	4,045
Cash, cash equivalents and short-term investments	597	597	1,365	1,365
Contract loans	1,316	1,316	1,247	1,247
Separate accounts assets	16,019	16,019	12,909	12,909
Derivative financial instruments	185	228	126	199
Liabilities:
Liability for deposit-type contracts	694	694	646	646
Derivative financial instruments	326	361	494	506
Separate accounts liabilities	14,824	14,824	11,850	11,850
Borrowed money	809	809	960	958

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2011 and 2010. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

ASSETS AND LIABILITIES MEASURED AND REPORTED AT FAIR VALUE

The Company’s financial assets and liabilities measured and reported at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data using correlation or other means.

Level 3—Inputs are unobservable for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

Intelligent Variable Annuity ■ Statement of Additional Information	B-109

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value as of December 31 (in millions):

	2011
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and Miscellaneous	$—	$—	$457	$457
Total Bonds	$—	$—	$457	$457
Common Stock
Industrial and Miscellaneous	$690	$83	$371	$1,144
Total Common Stocks	$690	$83	$371	$1,144
Total Preferred Stocks	$—	$—	$1	$1
Derivatives:
Foreign Exchange Contracts	$—	$113	$—	$113
Interest Rate Contracts	—	33	—	33
Credit Default Swaps	—	28	—	28
Total Derivatives	$—	$174	$—	$174
Separate Accounts assets, net	$3,197	$2,897	$9,925	$16,019
Total assets at fair value	$3,887	$3,154	$10,754	$17,795

Liabilities at fair value:
Derivatives
Foreign Exchange Contracts	$—	$(154)	$—	$(154)
Credit Default Swaps	—	(33)	—	(33)
Total liabilities at fair value	$—	$(187)	$—	$(187)

	2010
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and Miscellaneous	$—	$—	$514	$514
Total Bonds	$—	$—	$514	$514
Common Stock
Industrial and Miscellaneous	$818	$8	$256	$1,082
Total Common Stocks	$818	$8	$256	$1,082
Total Preferred Stocks	$—	$3	$9	$12
Derivatives:
Foreign Exchange Contracts	$—	$87	$—	$87
Interest Rate Contracts	—	19	—	19
Credit Default Swaps	—	7	—	7
Total Derivatives	$—	$113	$—	$113
Separate Accounts assets, net	$2,431	$2,447	$8,031	$12,909
Total assets at fair value	$3,249	$2,571	$8,810	$14,630

Liabilities at fair value:
Derivatives
Foreign Exchange Contracts	$—	$(227)	$—	$(227)
Credit Default Swaps	—	(58)	—	(58)
Total liabilities at fair value	$—	$(285)	$—	$(285)

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies and exchange listed equities.

Level 2 financial instruments

Equity securities included in Level 2 include those which are traded in an inactive market or for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Separate account assets in Level 2 consist principally of short term government agency notes and commercial paper.

Level 3 financial instruments

The fair value of bonds is obtained from third party pricing services and internal pricing models. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Because most bonds and preferred stocks do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates.

If an independent pricing service is unable to provide the fair value for a security due to insufficient market information, such as for a private placement transaction, the Company will determine the fair value internally using a matrix pricing model. This model estimates fair value using discounted cash flows at a market yield considering the appropriate treasury rate plus a spread. The spread is derived by reference to similar securities, and may be adjusted based on specific characteristics of the security, including inputs that are not readily observable in the market. The Company assesses the significance of unobservable inputs for each security priced internally and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Estimated fair value for privately traded equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment.

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent net asset value of the partnership.

B-110	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Transfers between Level 1 and Level 2

Periodically, the Company has transfers between Level 1 and Level 2 due to the availability of quoted prices for identical assets in active markets at the measurement date. The Company’s policy is to recognize transfers between levels as of the actual date of the event or change in circumstances that caused the transfer.

During 2011, the Company transferred $79 million of common stock from Level 2 to Level 1 and $28 million from Level 1 to

Level 2 due to changes in the availability of quoted prices in active markets for identical assets at the quarterly measurement dates throughout the year.

During 2010, the Company transferred $51 million of common stock from Level 2 to Level 1 due to changes in the availability of quoted prices in active markets for identical assets at the quarterly measurement dates throughout the year.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using Level 3 inputs at December 31, 2011 (in millions):

Description	Balance at 01/01/2011	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases, Issuances, Sales and Settlements	Balance at 12/31/2011
Bonds	$514	$327	[a]	$(367)[b]	$(15)	$18	$(20)	$457
Common Stocks	256	126	[c]	(68)[d]	—	28	29	371
Preferred Stocks	9	1	[e]	(9)[d]	—	—	—	1
Separate Accounts	8,031	—		—	—	1,047	847	9,925
Total	$8,810	$454		$(444)	$(15)	$1,093	$856	$10,754

a	The Company transferred bonds which were not previously measured and reported at fair value into Level 3 primarily due to the Securities Valuation Office (“SVO”) valuation process related to Loan-Backed and Structured Securities. There is a lack of observable market information for the valuation of these securities.
b	The Company transferred bonds out of Level 3 that were not measured and reported at fair value as of December 31, 2011.
c	The Company transferred common stocks into Level 3 due to the significance of unobserverable market data used in the valuation of these securities.
d	The Company transferred common and preferred stocks out of Level 3 due the availability of observable or corroborated by market data and not measured and reported at fair value as of December 31, 2011.
e	The Company transferred preferred stocks into Level 3 which were not previously measured and reported at fair value primarily due to the decrease in NAIC rating to 4, 5 or 6.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using Level 3 inputs at December 31, 2010 (in millions):

Description	Balance at 01/01/2010	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases, Issuances, Sales and Settlements	Balance at 12/31/2010
Bonds	$49	$489	[d]	$—	$9	$3	$(36)	$514
Common Stocks	25	220	[c]	(14)[b]	6	9	10	256
Preferred Stocks	1	5	[e]	(1)[a]	—	—	4	9
Separate Accounts	7,166	—		—	741	—	124	8,031
Total	$7,241	$714		$(15)	$756	$12	$102	$8,810

a	The Company transferred preferred stocks out of Level 3 to Level 2 due to the availability of market-corroborated inputs and insignificance of unobservable inputs for these securities.
b	The Company transferred common stocks out of Level 3 to Level 1 due to the availability of quoted prices for identical assets in active markets for these securities.
c	The Company transferred $173 million in common stocks from Level 2 into Level 3 because a lack of observable market data is used in the valuation of these securities. The remaining were not previously measured and reported at fair value primarily due to the SVO valuation process.
d	The Company transferred bonds, which were not previously measured and reported at fair value into Level 3 primarily due to the SVO valuation process related to Loan Backed and Structured Securities. A lack of observable market information was used in the valuation of these securities.
e	The Company transferred $2.8 million in preferred stocks from Level 2 into Level 3 because a lack of observable market data is used in the valuation of these securities. The remaining were not previously measured and reported at fair value primarily due to the SVO valuation process.

The Company’s policy is to recognize transfers into and out of Level 3 as of the actual date of the event or change in circumstances that causes the transfer.

Of the 114 bonds reported at fair value, 107 bonds are loan-backed and structured securities with a fair value of $457 million. Of the loan-backed and structured securities reported at fair value, 59 bonds with a fair value of $284 million are collateralized by commercial mortgage loans, 47 bonds with a fair value of $154 million are collateralized by residential mortgage loans, and 1 bond with a fair value of $19 million is collateralized by other collateral. The loan-backed and structured securities reported at fair value have a weighted average coupon of 5.38%. The remaining 7 bonds are issuer obligations with a fair value less than $1 million and have a weighted average coupon of 5.90%.

As of December 31, 2010 the measured and reported fair value of bonds in Level 3 was $514 million representing 146 individual bonds.

Intelligent Variable Annuity ■ Statement of Additional Information	B-111

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

The bonds are carried at fair value due to being rated NAIC 6 or qualifying to be reported at fair value as a result of the SVO valuation process related to loan-backed and structured securities.

Of the 146 bonds, 142 are loan-backed and structured securities reported at fair value. 92 bonds with a fair value of $445 million are collateralized by commercial mortgage loans, 5 bonds with a fair value of $6 million are collateralized by residential mortgage loans, and 45 bonds with a fair value of $63 million are collateralized by various other collateral. The loan-backed and structured securities reported at fair value have a weighted average coupon of 5.32%.

COMMON STOCKS LEVELS 2 AND LEVELS 3:

As of December 31, 2011, the reported fair value of common stocks in Level 2 and Level 3 was $454 million representing 18 individual common stocks. Common stocks are carried at fair value in accordance with SSAP No. 30.

Of the 18 common stocks, 4 common stocks with a fair value of $83 million were in Level 2 and 14 common stocks with a fair value of $371 million were reported in Level 3. 4 common stocks with a fair value of $104 million have a pricing method where the price per share is determined by the reporting entity and 12 common stocks with a fair value of $350 million have a pricing method where the unit price is published by the NAIC Valuation of Securities. The remaining 2 common stocks with a fair value less than $1 million have a pricing method where the unit price is published by the NAIC Valuation of Securities.

As of December 31, 2010 the reported fair value of common stocks in Level 2 and Level 3 was $264 million representing 16 individual common stocks. Common stocks are carried at fair value in accordance with SSAP 30.

Of the 16 common stocks, 5 common stocks with a fair value of $8 million were in Level 2 and 11 common stocks with a fair value of $256 million were reported in Level 3. 8 common stocks with a fair value of $73 million have a pricing method where the price per share is determined by the Company and 7 common stocks with a fair value of $191 million have a pricing method where the unit price has been published by the NAIC Valuation of Securities.

PREFERRED STOCKS LEVEL 3:

As of December 31, 2011, the reported fair value of preferred stocks in Level 3 was $1 million, representing 3 individual perpetual preferred stocks priced internally. In accordance with SSAP No. 32, redeemable preferred stocks and perpetual preferred stocks that are NAIC designated 4 through 6 are reported at the lower of book value or fair value.

As of December 31, 2010, the reported fair value of preferred stocks in Level 2 and Level 3 was $12 million representing 13 individual preferred stocks. In accordance with SSAP No. 32, redeemable preferred stocks and perpetual preferred stocks that are NAIC designated 4 through 6 are reported at the lower of book value or fair value.

Of the 13 preferred stocks, 3 preferred stocks with a fair value of $3 million were in Level 2 and 10 preferred stocks with a fair value of $9 million were reported in Level 3. Preferred stocks in

Level 2 and Level 3 are comprised of 5 redeemable preferred stocks with a fair value of $2 million and 8 perpetual preferred stocks with a fair value of $10 million.

Note 12—eurozone exposure

TIAA’s investment portfolio includes direct investment exposure to the Eurozone region. The Eurozone region consists of 17 member countries from within the European Union that have adopted the euro as their common currency and sole legal tender. The Eurozone countries are Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. TIAA has direct investment exposure to a group of peripheral countries within the Eurozone facing significant economic and fiscal strains, which includes Greece, Italy, Ireland, Portugal and Spain (collectively “GIIPS”). Specific country exposure is determined based on the security issuer’s country of incorporation.

The Company does not have any direct sovereign debt exposure to the GIIPS countries, attributable to the general account, as of December 31, 2011.

The following table sets forth the composition of the Company’s direct non-sovereign exposure to the GIIPS countries, by country of incorporation, attributable to TIAA’s general account, as of December 31, 2011 (in millions):

	Non-Sovereign Exposure
	Statement Value	Fair Value
Portugal
Bonds	$114	$115
Total	$114	$115
Ireland
Bonds	$205	$196
Stocks	6	6
Total	$211	$202
Italy
Bonds	$26	$21
Total	$26	$21
Spain
Bonds	$269	$266
Total	$269	$266
Grand Total	$620	$604

The Company has no direct non-sovereign exposure to Greece as of December 31, 2011. The Company has no material direct non-sovereign exposure to financial institutions within the GIIPS countries as of December 31, 2011.

The Company has no gross unfunded commitments for investments in the GIIPS countries as of December 31, 2011.

97% of the GIIPS countries’ investments shown in the table above are rated investment grade (NAIC 1 and 2). The Company’s investments in the GIIPS countries are subjected to the Company’s OTTI evaluation process.

The Company is not liable for any credit default protection underwritten for sovereign debt issued by the GIIPS countries as of December 31, 2011.

B-112	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Note 13—derivative financial instruments

The Company uses derivative instruments for economic hedging, income generation, and asset replication purposes. TIAA does not engage in derivative financial instrument transactions for speculative purposes. The Company enters into derivatives directly with counterparties of high credit quality (i.e., rated A-/A3 or better at the date of a transaction) and monitors counterparty credit quality on an ongoing basis. TIAA’s counterparty credit risk is limited to the net positive fair value of its derivative positions for each individual counterparty, unless otherwise described below. Effective January 1, 2003 TIAA adopted SSAP 86, “Accounting for Derivative Instruments and Hedging Activities,” and has applied this statement to all derivative transactions entered into or modified on or after that date. The NAIC has also adopted disclosure requirements included within Accounting Standards Codification 815, “Derivatives and Hedging” (“ASC 815”) and Accounting Standards Codification 460, “Guarantees” (“ASC 460”), for annual audited statements in accordance with guidelines provided by the Statutory Accounting Principles Working Group. Additional information related to derivatives may also be found in Note 11, Disclosures about Fair Value of Financial Instruments.

Collateral: The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each counterparty to a derivative transaction. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, have been put in place with twelve derivative counterparties. The CSA’s allow TIAA’s exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. As of December 31, 2011, TIAA held cash collateral of $102.7 million from its counterparties. TIAA must also post collateral to the extent its net position with a given counterparty is at a loss relative to the counterparty. As of December 31, 2011, the Company pledged cash collateral of $13.5 million and securities collateral of $15.2 million to its counterparties.

Contingent Features: Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating were to fall below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination would require immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on December 31, 2011 is $221.8 million for which the Company has posted collateral of $27.5 million in the normal course of business.

Foreign Currency Swap Contracts: TIAA enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded over-the-counter, and the

Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized gain as of December 31, 2011, from foreign currency swap contracts which did not qualify for hedge accounting treatment was $82.0 million. The net realized loss for the year ended December 31, 2011, from all foreign currency swap contracts was $104.9 million.

Foreign Currency Forward Contracts: TIAA enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded over-the-counter, and the Company is exposed to both market and counterparty risk. The changes in the value of the contracts related to foreign currency exchange rates are recognized as unrealized gains or losses. A foreign exchange premium or (discount) is recorded at the time a contract is opened, based on the difference between the forward exchange rate and the spot rate. The Company amortizes the foreign exchange premium/(discount) into investment income over the life of the forward contract or at the settlement date, if the forward contract is less than a year. The net unrealized gain for the year ended December 31, 2011, from foreign currency forward contracts that do not qualify for hedge accounting treatment was $7.2 million. The net realized loss for the year ended December 31, 2011, from foreign currency forward contracts was $5.6 million.

Interest Rate Swap Contracts: TIAA enters into interest rate swap contracts as a cash flow hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts are designated as cash flow hedges and allow TIAA to lock in a fixed interest rate and to transfer the risk of higher or lower interest rates. This type of derivative instrument is traded over-the-counter, and the Company is exposed to both market and counterparty risk. TIAA also enters into interest rate swap contracts to exchange the cash flows on certain fixed interest rate bonds into variable interest rate cash flows. These contracts are designated as fair value hedges in connection with certain interest sensitive products. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Net payments received and net payments made or accrued under interest rate swap contracts are included in net investment income. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized gain for the year ended December 31, 2011, from interest rate swap contracts that do not qualify for hedge accounting treatment was $14.3 million. The net realized gain for the year ended December 31, 2011, from all interest rate swap contracts was $0.

Purchased Credit Default Swap Contracts: The Company purchases credit default swaps as protection against unexpected adverse credit events on selective investments in the TIAA

Intelligent Variable Annuity ■ Statement of Additional Information	B-113

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

portfolio. When these swap contracts are designated as hedges, the premium payment to the counterparty is expensed as incurred. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized gain for the year ended December 31, 2011, from purchased credit default swap contracts that do not qualify for hedge accounting treatment was $48.2 million. The net realized gain for the year ended December 31, 2011 from all purchased credit default swap contracts was $0.1 million.

Exchange Traded Interest Rate Futures: The Company enters into interest rate futures contracts as a hedge against the effect of interest rate fluctuations in certain fixed interest rate bonds. These contracts are designed as economic hedges and allow the Company to manage changes, due to interest rates, in the value of the securities that it owns. This type of derivative instrument is exposed to market risk and is traded with regulated futures commission merchants who are members of a trading exchange. The interest rate futures contracts are initially carried at the amount of cash margin deposits outstanding, with subsequent changes in variation margin recognized in unrealized gains or unrealized losses. The net realized loss for the year ended December 31, 2011, from all interest rate futures contracts was $167.2 million.

Equity Index Options: The Company enters into options on equity indexes to hedge a portion of the General Account equity position against downside equity risk or volatility in equity markets. This derivative instrument is traded over-the-counter and the Company is exposed to both market and counterparty risk. The carrying value of equity index options for which hedge accounting is applied represents the premium paid adjusted to reflect the option market value. Equity index options for which hedge accounting is not applied are carried at fair value. The changes in the carrying value of equity index options contracts are recognized at the end of the period as unrealized gains or losses. The net realized gain for the year ended December 31, 2011, from all equity index options was $12.9 million.

Written Credit Default Swaps used in Replication Transactions: RSAT is a derivative transaction (the derivative component) established concurrently with another fixed income instrument (the cash component) in order to “replicate” the investment characteristics of another instrument (the reference entity).

As part of a strategy to replicate desired credit exposure in conjunction with high-rated host securities, TIAA writes or sells credit default swaps on either single name corporate credits or credit indices and provides credit default protection to the buyer. This type of derivative instrument is traded over-the-counter, and the Company is exposed to market, credit and counterparty risk. The carrying value of credit default swaps represents the unamortized premium received for selling the default protection. This premium is amortized into investment income over the life of the swap. The Company has negligible counterparty credit risk with the buyer. The net realized gain for the year ended December 31, 2011 from all written credit default swap contracts was $17.3 million.

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by TIAA may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by TIAA to Counterparty and/or delivery of physical security by Counterparty to TIAA.

2.	Notional amount payment by TIAA to Counterparty net of contractual recovery fee.

3.	Notional amount payment by TIAA to Counterparty net of auction determined recovery fee.

The following table contains information related to replication positions where credit default swaps have been sold by the Company on the Dow Jones North American Investment Grade Series of indexes (DJ.NA.IG). Each index is comprised of 125 of the most liquid investment grade credits domiciled in North America and represent a broad exposure to the investment grade corporate market. TIAA has written contracts on the overall index, whereby TIAA is obligated to perform should a credit event occur with any reference entity that comprises the index. TIAA has also written contracts on the “Super Senior” (30% to 100%) Tranche of the Dow Jones North American Investment Grade Index, Series 9 (DJ.NA.IG.9), whereby TIAA is obligated to perform should the default rate of the entire index exceed 30%. TIAA has also written contracts on the “Super Senior” (60% to 100%) Tranche of the Dow Jones North American Investment Grade Index for both Series 7 (DJ.NA.IG.7) and Series 9 (DJ.NA.IG.9) whereby TIAA is obligated to perform should the default rate of each index exceed 60%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount. TIAA will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is limited ability to recover an unrealized loss (in millions).

Asset Class	Term	Notional	Average Annual Premium Received	Fair Value	2011 Impairment
DJ Investment Grade Index	less than 1 year	$169	0.35%	$(1)	$—
Super Senior Tranche 30%-100%	less than 1 year	4,919	0.79%	37	—
Super Senior Tranche 60%-100%	4 - 6 years	2,251	0.24%	6	—
Totals		$7,339		$42	$—

B-114	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The following table contains information related to Replication positions where Credit Default Swaps have been sold by the Company on individual debt obligations of corporations and sovereign nations. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount. TIAA will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is limited ability to recover an unrealized loss (in millions).

Asset Class	Term	Notional	Average Annual Premium Received	Fair Value	2011 Impairment
Corporate	0–2 years	$125	1.08%	$—	$—
Corporate	2–5 years	641	0.85%	7	—
Corporate	5–10 years	70	2.71%	(7)	—
Sovereign	0–2 years	90	1.81%	(1)	—
Sovereign	2–5 years	107	1.00%	(2)	—
Total		$1,033		$(3)	$—

Information related to the credit quality of replication positions where credit default swaps have been sold by the Company on indexes, individual debt obligations of corporations and sovereign nations appears below. The values are listed in order of their NAIC Credit Designation, with a designation of 1 having the highest credit quality and designations of 4 or below having the lowest credit quality based on the underlying asset referenced by the credit default swap (in millions):

	Reference Entity Asset Class	RSAT Notional Amount	Derivative Component Fair Value	Cash Component Fair Value	RSAT Fair Value
RSAT NAIC Designation
1 Highest Quality	Index	$—	$—	$—	$—
	Tranche	7,170	43	9,329	9,372
	Corporate	661	8	783	791
	Sovereign	60	—	72	72
	Subtotal	7,891	51	10,184	10,235
2 High Quality	Index	169	(1)	191	190
	Tranche	—	—	—	—
	Corporate	130	(6)	169	163
	Sovereign	72	(2)	86	84
	Subtotal	371	(9)	446	437
3 Medium Quality	Index	—	—	—	—
	Tranche	—	—	—	—
	Corporate	5	(1)	7	6
	Sovereign	55	(1)	65	64
	Subtotal	60	(2)	72	70
4 Low Quality	Index	—	—	—	—
	Tranche	—	—	—	—
	Corporate	40	(1)	50	49
	Sovereign	10	—	12	12
	Subtotal	50	(1)	62	61
Total		$8,372	$39	$10,764	$10,803

Intelligent Variable Annuity ■ Statement of Additional Information	B-115

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

A summary of derivative asset and liability positions by carrying value, held by the Company, including notional amounts, carrying values and estimated fair values, appears below (in millions):

		December 31, 2011			December 31, 2010
		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV
Foreign currency swap contracts	Assets	$1,536	$106	$108	$1,136	$87	$88
	Liabilities	1,305	(275)	(317)	1,578	(406)	(444)
	Subtotal	2,841	(169)	(209)	2,714	(319)	(356)
Foreign currency forward contracts	Assets	167	9	9	96	2	2
	Liabilities	—	—	—	26	—	—
	Subtotal	167	9	9	122	2	2
Interest rate swap contracts	Assets	384	33	33	411	19	19
	Liabilities	—	—	—	—	—	—
	Subtotal	384	33	33	411	19	19
Credit default swap contracts—RSAT	Assets	8,081	9	50	5,824	12	83
	Liabilities	291	(18)	(11)	680	(30)	(3)
	Subtotal	8,372	(9)	39	6,504	(18)	80
Credit default swap contracts (purchased default protection)	Assets	646	28	28	234	7	7
	Liabilities	1,316	(33)	(33)	1,712	(58)	(58)
	Subtotal	1,962	(5)	(5)	1,946	(51)	(51)
Total	Assets	10,814	185	228	7,701	127	199
	Liabilities	2,912	(326)	(361)	3,996	(494)	(505)
	Total	$13,726	$(141)	$(133)	$11,697	$(367)	$(306)

For the twelve months ended December 31, 2011, there were no impairments of derivative positions. During 2011, the average fair value of derivatives used for other than hedging purposes, which is the derivative component of RSATs was $61.0 million in assets.

The table below illustrates the Fair Values of Derivative Instruments in the Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves. Instruments utilizing hedge accounting treatment are shown as Qualifying Hedge Relationships. Hedging instruments that utilize fair value accounting are shown as Non-qualifying Hedge Relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than Hedging Purposes (in millions):

	Fair Value of Derivative Instruments
	Asset Derivatives				Liability Derivatives
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
Qualifying Hedge Relationships	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV
Foreign Currency Swaps	Derivatives	$3	Derivatives	$3	Derivatives	$(162)	Derivatives	$(218)
Total Qualifying Hedge Relationships		3		3		(162)		(218)

Non-qualifying Hedge Relationships
Interest Rate Contracts	Derivatives	33	Derivatives	19	Derivatives	—	Derivatives	—
Foreign Currency Swaps	Derivatives	105	Derivatives	85	Derivatives	(155)	Derivatives	(226)
Foreign Currency Forwards	Derivatives	9	Derivatives	2	Derivatives	—	Derivatives	—
Purchased Credit Default Swaps	Derivatives	28	Derivatives	7	Derivatives	(33)	Derivatives	(58)
Total Non-qualifying Hedge Relationships		175		113		(188)		(284)

Derivatives used for other than Hedging Purposes
Written Credit Default Swaps	Derivatives	50	Derivatives	83	Derivatives	(11)	Derivatives	(3)
Equity Contracts	Derivatives	—	Derivatives	—	Derivatives	—	Derivatives	—
Total Derivatives used for other than Hedging Purposes		50		83		(11)		(3)
Total Derivatives		$228		$199		$(361)		$(505)

B-116	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The table below illustrates the Effect of Derivative Instruments in the Statements of Operations. Instruments utilizing hedge accounting treatment are shown as Qualifying Hedge Relationships. Instruments that utilize fair value accounting are shown as Non-qualifying Hedge Relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than Hedging Purposes (in millions).

	Effect of Derivative Instruments
	December 31, 2011		December 31, 2010
Qualifying Hedge Relationships	Income Statement Location	Realized Gain (Loss)	Income Statement Location	Realized Gain (Loss)
Foreign Currency Swaps	Net Realized Capital Gain (Loss)	$(56)	Net Realized Capital Gain (Loss)	$(11)
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	—
Total Qualifying Hedge Relationships		(56)		(11)

Non-qualifying Hedge Relationships
Interest Rate Contracts	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	4
Foreign Currency Swaps	Net Realized Capital Gain/(Loss)	(49)	Net Realized Capital Gain (Loss)	7
Foreign Currency Forwards	Net Realized Capital Gain (Loss)	6	Net Realized Capital Gain (Loss)	(1)
Purchased Credit Default Swaps	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	2
Interest Rate Futures Contracts	Net Realized Capital Gain (Loss)	(167)	Net Realized Capital Gain (Loss)	—
Total Non-qualifying Hedge Relationships		(210)		12

Derivatives used for other than Hedging Purposes
Written Credit Default Swaps	Net Realized Capital Gain (Loss)	17	Net Realized Capital Gain (Loss)	28
Equity Contracts	Net Realized Capital Gain (Loss)	13	Net Realized Capital Gain (Loss)	—
Total Derivatives used for other than Hedging Purposes	Net Realized Capital Gain (Loss)	30	Net Realized Capital Gain (Loss)	28
Total Derivatives		$(236)		$29

Note 14—separate accounts

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account and was established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding non-pension (after-tax) variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 was registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Account (“REA”) is a segregated investment account and was organized on February 22, 1995 under the insurance laws of the State of New York for the purpose of providing an investment option to TIAA’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. REA was registered with the Commission under the Securities Act of 1933 effective October 2, 1995. REA’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments that are easily converted to cash to maintain adequate liquidity.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account and was organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 was registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

The TIAA Separate Account Stable Value is an insulated, non-unitized separate account and was established on December 10, 2009 qualifying under the laws of the State of New

Intelligent Variable Annuity ■ Statement of Additional Information	B-117

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

York to support a flexible premium group deferred fixed annuity contract that is offered to employer sponsored retirement plans under the Internal Revenue Code (“IRC”) Section 403(b). The

Contract may also be sold to qualified plans under IRC Sections 401(a), 401(k), 415(m), 457(b) (governmental and private), and 457(f).

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference
TIAA Separate Account VA-1	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Separate Account VA-3	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Real Estate Account	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Stable Value	Group Deferred Fixed Annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2011 and 2010, the Company’s separate account statement included legally insulated assets of $16,019 million and $12,909 million, respectively. The assets that are legally insulated from the general account as of December 31, 2011 are attributed to the following products (in millions):

Product	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
TIAA Separate Account VA-1	$713	$—
TIAA Separate Account VA-3	1,556	—
TIAA Real Estate Account	13,656	—
TIAA Stable Value	94	—
Total	$16,019	$—

As of December 31, 2011, the general account of TIAA had a maximum guaranteed minimum death benefit (“GMDB”) for separate account liabilities of $1.2 million. The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charge. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

For the year ended December 31, 2011, the general account of TIAA had received $0.1 million from separate account guarantees. The total separate account guarantees paid by the general account for the preceding four years ending at December 31, are as follows (in millions):

2010	$0.5
2009	$2.1
2008	$3.4
2007	$3.0

The General Account provides the Real Estate Separate Account with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If the Real Estate Separate Account can not fund participant requests, the General Account will fund them by purchasing accumulation units in the Real Estate Separate Account. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at their accumulation unit value next determined after the transfer or withdrawal request is received in good order. To compensate the general account for the risk taken, the separate account paid liquidity charges as follows for the past five (5) years (in millions):

2011	$23.7
2010	$13.1
2009	$12.4
2008	$19.7
2007	$19.4

The table below shows amounts that the TIAA general account has paid towards the separate account liquidity guarantees and thus has purchased units in the Real Estate Separate Account for the years ended at December 31 (in millions):

2011	$—
2010	$—
2009	$1,058.7
2008	$155.6
2007	$—

The Company engages in securities lending transactions through its VA-1 Separate Account.

At year-end December 31, 2011, the Separate Account had loaned securities of $13.2 million and collateral of $13.6 million.

The Company’s Separate Account may lend securities to qualified institutional borrowers to earn additional income. The Separate Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the Separate Account will generally be invested in high quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The Separate Account bears the market risk with respect to the collateral investment, securities loaned, and the risk that the counterparty may default on its obligations.

The Company’s General Account does not currently engage in securities lending transactions.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2011
	Non-indexed Guarantee less than/equal to 4%	Non-guaranteed Separate Accounts	Total
Premiums and considerations	$38	$2,655	$2,693
Reserves:
For accounts with assets at:
Fair value	$—	$14,615	$14,615
Amortized cost	67	—	67
Total Reserves	$67	$14,615	$14,682

B-118	Statement of Additional Information ■ Intelligent Variable Annuity

continued

	2011
	Non-indexed Guarantee less than/equal to 4%	Non-guaranteed Separate Accounts	Total
By withdrawal characteristics:
Subject to discretionary withdrawal	$4	$—	$4
At fair value	—	14,615	14,615
Not subject to discretionary withdrawal	63	—	63
Total Reserves	$67	$14,615	$14,682

	2010
	Non-indexed Guarantee less than/equal to 4%	Non-guaranteed Separate Accounts	Total
Premiums and considerations	$25	$2,626	$2,651
Reserves:
For accounts with assets at:
Fair value	$—	$11,704	$11,704
Amortized cost	23	—	23
Total Reserves	$23	$11,704	$11,727

By withdrawal characteristics:
At fair value	$—	$11,704	$11,704
Not subject to discretionary withdrawal	23	—	23
Total Reserves	$23	$11,704	$11,727

	2009
	Non-indexed Guarantee less than/equal to 4%	Non-guaranteed Separate Accounts	Total
Premiums and considerations	$—	$1,330	$1,330
Reserves:
For accounts with assets at:
Fair value	$—	$8,287	$8,287
Amortized cost	—	—	—
Total Reserves	$—	$8,287	$8,287

By withdrawal characteristics:
At fair value	$—	$8,287	$8,287
Not subject to discretionary withdrawal	—	—	—
Total Reserves	$—	$8,287	$8,287

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts for the years ended December 31, (in millions):

	2011	2010	2009
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$3,121	$3,209	$1,523
Transfers from Separate Accounts	(1,463)	(1,079)	(2,810)
Net transfers (from) or to Separate Accounts	1,658	2,130	(1,287)

Reconciling Adjustments:
Fund transfer exchange gain (loss)	3	—	(2)
Transfers as reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$1,661	$2,130	$(1,289)

Note 15—management agreements

Under Cash Disbursement and Reimbursement Agreements, TIAA serves as the common pay-agent for its operating and investment subsidiaries and affiliates. The Company has allocated expenses of $1,252 million and $1,076 million to its various subsidiaries and affiliates for the years ended December 31, 2011 and 2010, respectively. In addition, under management agreements, TIAA provides investment advisory and administrative services for TIAA-CREF Life and administrative services to the TIAA-CREF Trust Company, FSB, and VA-1.

The expense allocation process determines the portion of the total investment and operating expenses that is attributable to each legal entity and to each line of business within an entity. Every month the Company allocates incurred expenses to each line of business supported by TIAA and its affiliated companies. As part of this allocation process, every department with personnel and every vendor related expense is allocated to lines of business based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a line of business and legal entity.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization, are provided at-cost by two subsidiaries of TIAA. Such services are provided in accordance with an Investment Management Services Agreement, dated as of January 2, 2008, between CREF and TIAA-CREF Investment Management, LLC (“Investment Management”), and in accordance with a Principal Underwriting and Distribution Services Agreement for CREF, dated as of January 1, 2009, between CREF and TIAA-CREF Individual and Institutional Services, LLC (“Services”). TIAA also performs administrative services for CREF, on an at-cost basis. The management fees collected under these agreements and the equivalent allocated expenses, which amounted to approximately $870 million, $787 million and $710 million for the years ended December 31, 2011, 2010 and 2009, respectively, are not included in the statements of operations and had no effect on TIAA’s operations.

Advisors provides investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Teachers Personal Investors Services, Inc. (“TPIS”) and Services distribute variable annuity contracts for VA-1 and VA-3 as well as registered securities for certain proprietary funds and non-proprietary mutual funds.

All services necessary for the operation of REA are provided at-cost by TIAA and Services. TIAA provides investment management and administrative services for REA. Distribution services are provided in accordance with a Distribution Services Agreement between REA and Services. The Distribution and Administrative Services Agreement between REA and Services limits the work performed by Services to distribution activities with TIAA assuming responsibility for all administrative activities. TIAA and Services receive management fee payments from REA on a daily basis according to formulae established each year and adjusted periodically, with the objective of keeping the management fees as close as possible to actual expenses attributable

Intelligent Variable Annuity ■ Statement of Additional Information	B-119

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

to operating REA. Any differences between actual expenses and daily charges are adjusted quarterly.

The following amounts receivable from or payable to subsidiaries and affiliates are included in the lines Other assets and Other liabilities on the Balance Sheet, as of December 31 (in millions):

	Receivable		Payable
Subsidiary/Affiliate	2011	2010	2011	2010
CREF	$—	$—	$25.2	$21.8
Investment Management	2.1	—	—	2.5
TIAA-CREF Life	19.4	15.6	—	—
Advisors	—	—	—	4.8
TIAA-CREF Trust Company	—	—	3.2	—
REA	—	—	—	0.7
Total	$21.5	$15.6	$28.4	$29.8

Note 16—federal income taxes

By charter, TIAA is a stock life insurance Company that operates on a non-profit basis and through December 31, 1997 was exempt from federal income taxation under the Internal Revenue Code. Any non-pension income, however, was subject to federal income taxation as unrelated business income. Effective January 1, 1998, as a result of federal legislation, TIAA is no longer exempt from federal income taxation and is taxed as a stock life insurance company.

The application of SSAP No. 10R requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. As of December 31, 2011, the Company recorded a valuation allowance of $3.3 million related to expiring foreign tax credits not being utilized.

Components of Net Deferred Tax Assets (“DTA”) and Deferred Tax Liabilities (“DTL”), as of December 31, consisted of the following (in millions):

	12/31/2011			12/31/2010			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
a) Gross Deferred Tax Assets	$11,756	$2,617	$14,373	$12,332	$2,410	$14,742	$(576)	$207	$(369)
b) Statutory Valuation Allowance Adjustment	3	—	3	—	—	—	3	—	3
c) Adjusted Gross Deferred Tax Assets (a – b)	11,753	2,617	14,370	12,332	2,410	14,742	(579)	207	(372)
d) Deferred Tax Liabilities	338	714	1,052	294	—	294	44	714	758
e) Subtotal (Net Deferred Tax Assets) (c – d )	11,415	1,903	13,318	12,038	2,410	14,448	(623)	(507)	(1,130)
f) Deferred Tax Assets Nonadmitted	8,430	1,818	10,248	9,294	1,908	11,202	(864)	(90)	(954)
g) Net Admitted Deferred Tax Assets (e – f)	$2,985	$85	$3,070	$2,744	$502	$3,246	$241	$(417)	$(176)

For 2011, the Company has admitted DTAs pursuant to paragraph 10.e of SSAP No. 10R. The Company recorded an increase in admitted DTA as the result of its election to employ the provisions of paragraph 10e.

The change in deferred tax assets and liabilities are as follows (in millions):

		Changes during 2011
	Description	Ordinary	Capital	Total
	Gross deferred tax assets	$(576)	$207	$(369)
	Statutory valuation allowance	3	—	3
	Adjusted gross deferred tax assets	(579)	207	(372)
	Gross deferred tax liabilities	44	714	758
	Net deferred tax asset before admissibility test	$(623)	$(507)	$(1,130)

10.a	Federal Income Taxes recoverable through loss carryback	$—	$—	$—
10.b.i	Adj. Gross DTA expected to be realized in one year	$(193)	$(473)	$(666)
10.b.ii	10% adj. statutory capital and surplus limit	N/A	N/A	$154
	Admitted pursuant to par. 10.b. (lesser of i. or ii.)	$(99)	$(473)	$(572)
10.c	Admitted pursuant to par. 10.c.	$44	$714	$758
10.e.i	Additional admitted pursuant to par. 10.e.i.	$—	$—	$—
10.e.ii.a	Adj. Gross DTA expected to be realized in three years	$(485)	$11	$(474)
10.e.ii.b	15% adj. statutory capital and surplus limit	N/A	N/A	$2,395
	Additional admitted pursuant to par. 10.e.ii. (lesser of a. or b.)	$340	$56	$396
10.e.iii	Additional admitted pursuant to par. 10.e.iii.	$—	$—	$—
	Admitted deferred tax asset	285	297	582
	Deferred tax liability	44	714	758
	Change in net admitted DTA or DTL	$241	$(417)	$(176)

	Change in non-admitted DTA	$(864)	$(90)	$(954)

B-120	Statement of Additional Information ■ Intelligent Variable Annuity

continued

	12/31/2011			12/31/2010			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
Admission Calculation Components SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
a) SSAP No. 10R, Paragraph 10.a.	$—	$—	$—	$—	$—	$—	$—	$—	$—
b) SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below	1,567	25	1,592	1,666	498	2,164	(99)	(473)	(572)
c) SSAP No. 10R Paragraph 10.b.i.	1,567	25	1,592	1,760	498	2,258	(193)	(473)	(666)
d) SSAP No. 10R Paragraph 10.b.ii.	xxx	xxx	2,318	xxx	xxx	2,164	xxx	xxx	154
e) SSAP No. 10R Paragraph 10.c.	338	714	1,052	294	—	294	44	714	758
f) Total (a+b+e)	$1,905	$739	$2,644	$1,960	$498	$2,458	$(55)	$241	$186
Deferred Tax Liabilities	(338)	(714)	(1,052)	(294)	—	(294)	(44)	(714)	(758)
Net Admitted Deferred Tax Asset/(Liability) under Paragraphs 10.a-c	$1,567	$25	$1,592	$1,666	$498	$2,164	$(99)	$(473)	$(572)

	12/31/2011			12/31/2010			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
Admission Calculation Components SSAP No. 10R, Paragraph 10.e.:
g) SSAP No. 10R Paragraph 10.e.i.	$—	$—	$—	$—	$—	$—	$—	$—	$—
h) SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a. and 10.e.ii.b. below	1,418	60	1,478	1,078	4	1,082	340	56	396
i) SSAP No. 10R Paragraph 10.e.ii.a.	1,418	60	1,478	1,903	49	1,952	(485)	11	(474)
j) SSAP No. 10R Paragraph 10.e.ii.b.	xxx	xxx	3,477	xxx	xxx	1,082	xxx	xxx	2,395
k) SSAP No. 10R Paragraph 10.e.iii.	—	—	—	—	—	—	—	—	—
I) Total (g+h+k)	$1,418	$60	$1,478	$1,078	$4	$1,082	$340	$56	$396
Deferred Tax Liabilities	—	—	—	—	—	—	—	—	—
Net Admitted Deferred Tax Asset/(Liability) under Paragraph 10.e	$1,418	$60	$1,478	$1,078	$4	$1,082	$340	$56	$396

Used in SSAP No. 10R, Paragraph 10.d.:
m) Total Adjusted Capital	xxx	xxx	$30,826	xxx	xxx	$26,944	xxx	xxx	$3,882
n) Authorized Control Level	xxx	xxx	$2,763	xxx	xxx	$2,478	xxx	xxx	$285

	12/31/2011			12/31/2010			Change
	(1) Ordinary %	(2) Capital %	(3) (Col 1+2) Total %	(4) Ordinary %	(5) Capital %	(6) (Col 4+5) Total %	(7) (Col 1–4) Ordinary %	(8) (Col 2–5) Capital %	(9) (Col 7+8) Total %
Impact of Tax Planning Strategies
(a) Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0.5%	—	0.5%	2.7%	3.7%	6.4%	(2.2)%	(3.7)%	(5.9)%
(b) Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	2.3%	—	2.3%	—	15.5%	15.5%	2.3%	(15.5)%	(13.2)%

	12/31/2011			12/31/2010			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
a) Admitted Deferred Tax Assets	$1,567	$25	$1,592	$1,666	$498	$2,164	$(99)	$(473)	$(572)
b) Admitted Assets	xxx	xxx	$224,454	xxx	xxx	$213,462	xxx	xxx	$10,992
c) Adjusted Statutory Surplus	xxx	xxx	$21,702	xxx	xxx	$24,074	xxx	xxx	$(2,372)
d) Total Adjusted Capital from DTA’s	xxx	xxx	$1,592	xxx	xxx	$2,164	xxx	xxx	$(572)
Increases due to SSAP No. 10R, Paragraphs 10.e.:
e) Admitted Deferred Tax Assets	$1,418	$60	$1,478	$1,078	$4	$1,082	$340	$56	$396
f) Admitted Assets	$1,418	$60	$1,478	$1,078	$4	$1,082	$340	$56	$396
g) Adjusted Statutory Surplus	$1,418	$60	$1,478	$1,078	$4	$1,082	$340	$56	$396

Intelligent Variable Annuity ■ Statement of Additional Information	B-121

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No.10R, Paragraph 10bii.

Temporary differences for which a DTL has not been established: Not Applicable

Current income taxes incurred consist of the following major components (in millions):

		12/31/2011	12/31/2010	Change
1.	Current Income Tax:
	Federal income taxes expense (benefit)	$97	$199	$(102)
	Foreign taxes	—	—	—
	Subtotal	$97	$199	$(102)

	Federal income taxes on net capital gains	$853	$31	$822
	Utilization of capital loss carry-forwards	$(1,089)	$(258)	$(831)
	Other	—	—	—
	Federal and foreign income taxes incurred	$(139)	$(28)	$(111)
2.	Deferred Tax Assets:
	Ordinary
	Policyholder reserves	$366	$380	$(14)
	Investments	794	70	724
	Deferred acquisition costs	28	28	—
	Policyholder dividends accrual	604	586	18
	Fixed assets	85	75	10
	Compensation and benefits accrual	272	217	55
	Intangible Assets—Business in Force and Software	7,598	8,005	(407)
	Net operating loss carry-forward	1,368	2,296	(928)
	Tax credit carry-forward	32	24	8
	Other (including items < 5% of total ordinary tax assets	609	651	(42)
	Subtotal	$11,756	$12,332	$(576)
	Statutory valuation allowance adjustment	3	—	3
	Nonadmitted	8,430	9,294	(864)
	Admitted ordinary deferred tax assets	$3,323	$3,038	$285

	Capital
	Investments	$2,481	$1,793	$688
	Net capital loss carry-forward	—	481	(481)
	Real estate	136	136	—
	Other (including items < 5% of total capital tax assets	—	—	—
	Subtotal	$2,617	$2,410	$207
	Statutory valuation allowance adjustment	$—	$—	$—
	Nonadmitted	$1,818	$1,908	$(90)
	Admitted capital deferred tax assets	$799	$502	$297

	Admitted deferred tax assets	$4,122	$3,540	$582

3.	Deferred Tax Liabilities:
	Ordinary
	Investments	$337	$293	$44
	Other (including items < 5% of total ordinary tax liabilities	1	1	—
	Subtotal	$338	$294	$44
	Capital
	Investments	$714	$—	$714
	Subtotal	$714	$—	$714
	Deferred tax liabilities	$1,052	$294	$758

4.	Net Deferred Tax:
	Assets/Liabilities	$3,070	$3,246	$(176)

B-122	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Reconciliation of Federal income Tax Rate to Actual Effective Rate

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows (in millions):

Description	Amount	Tax Effect	Effective Tax Rate
Income Before Taxes	$2,716	$951	35.00%
Dividends received deduction	(10)	(4)	(0.13)%
Amortization of interest maintenance reserve	(140)	(49)	(1.80)%
Meal disallowance, spousal travel, and non-deductible lobbying	4	1	0.06%
Prior year true-ups (TIAA and Subs)	(233)	(81)	(3.00)%
Other	(18)	(6)	(0.26)%
Total	$2,319	$812	29.87%

Federal income tax incurred expense (benefit)		$(139)	(5.11)%
Change in net deferred income tax charge		1,130	41.58%
Tax effect of unrealized capital gain (loss)		(179)	(6.60)%
Total statutory income taxes		$812	29.87%

At December 31, 2011, the Company had net operating loss carry forwards expiring through the year 2023 (in millions):

Year Incurred	Operating Loss	Year of Expiration
1999	$981	2014
2001	186	2016
2002	779	2017
2003	467	2018
2004	356	2019
2008	1,138	2023
Total	$3,907

At December 31, 2011, the Company had no capital loss carry forwards.

At December 31, 2011, the Company had foreign tax credit carry forwards as follows (in millions):

Year Incurred	Foreign Tax Credit	Year of Expiration
2007	$2	2017
2008	2	2018
2009	2	2019
2010	2	2020
Total	$8

At December 31, 2011, the Company had general business credit carry forwards as follows (in millions):

Year Incurred	General Business Credit	Year of Expiration
2004	$1	2024
2005	2	2025
2006	5	2026
2007	7	2027
2008	5	2028
2009	2	2029
Total	$22

TIAA did not incur federal income taxes in 2011 or preceding years that would be available for recoupment in the event of future net losses.

TIAA does not have any protective tax deposits on deposit with the Internal Revenue Service under IRC Sec. 6603.

Beginning in 1998, TIAA began filing a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in a tax-sharing agreement. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. Amounts receivable from TIAA’s subsidiaries for federal income taxes were $5 million and $19 million at December 31, 2011 and 2010, respectively. The consolidating companies, as of December 31, 2011, which file a consolidated federal income tax return with TIAA are as follows:

1) TIAA-CREF Life Insurance Company

2) TIAA-CREF Asset Management, Inc.

3) Dan Properties, Inc.

4) JV Georgia One, Inc.

5) JWL Properties, Inc.

6) ND Properties, Inc.

7) Savannah Teachers Properties, Inc.

8) TCT Holdings, Inc.

9) Teachers Advisors, Inc.

10) Teachers Personal Investors Service, Inc.

11) T-Investment Properties Corp.

12) T-Land Corp.

13) WRC Properties, Inc.

14) TIAA-CREF Tuition Financing, Inc.

15) TIAA-CREF Trust Company, FSB

16) 730 Texas Forest Holdings, Inc.

17) TIAA Global Markets, Inc.

18) T-C Sports Co., Inc.

19) TIAA Board of Overseers

20) TIAA Realty, Inc.

21) TIAA Park Evanston, Inc.

22) Oleum Holding Company, Inc.

23) Covariance Capital Management, Inc.

24) Westchester Group Investment Management, Inc.

25) Port Northwest IV Corporation

26) Westchester Group Investment Management Holding

Company, Inc.

For the years 2005 and 2006 Federal income tax returns for the consolidated companies have been audited by the IRS. In July 2011, the IRS completed its audit and presented TIAA with a Revenue Agents Report that had no un-agreed adjustments.

FASB ASC 740 and Accounting Standards Update No. 2009-06 established a minimum threshold for financial statement recognition of the benefits of positions taken in tax returns, and requires certain expanded disclosures. FASB ASC 740 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open years as of the effective date. Management

Intelligent Variable Annuity ■ Statement of Additional Information	B-123

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

has evaluated the Company’s tax position under the principles of FASB ASC 740, and not recorded any uncertain tax benefits as of December 31, 2011 or 2010.

On January 1, 2012, SSAP No. 101 replaces SSAP No. 10R as the statutory accounting principle used to determine and record the Company’s current and deferred income taxes. The company has examined the potential effects that SSAP No. 101 would have on its current and deferred taxes were it enacted for December 31, 2011. The Company has determined that SSAP No. 101 would not have a material effect on the current and deferred taxes, or surplus, presented above under SSAP No. 10R.

Note 17—pension plan and post-retirement benefits

TIAA maintains a qualified, non-contributory defined contribution pension plan covering substantially all employees. All qualified employee pension plan liabilities are fully funded through retirement annuity contracts. Contributions are made semi-monthly to each participant’s contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after three years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The accompanying statements of operations include contributions to the pension plan of approximately $33 million, $36 million and $44 million for the years ended December 31, 2011, 2010 and 2009, respectively. This includes supplemental contributions made to company-owned annuity contracts under a non-qualified deferred compensation plan.

In addition to the pension plan, the Company provides certain other post-retirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. For the years ended December 31, the measurement date, the status of this plan for retirees and eligible active employees is summarized below (in millions):

	Post-retirement Benefits
	2011	2010	2009
Reconciliation of change in benefit obligation:
Benefit obligation at beginning of year	$130	$116	$113
Eligibility cost	7	5	5
Interest cost	7	6	7
Actuarial losses	17	10	1
Benefits paid	(6)	(7)	(7)
Plan amendments	—	—	(3)
Benefit obligation at end of year	$155	$130	$116
Reconciliation of funded status:
Benefit obligation at end of year
Current retirees	$115	$99	$93
Actives currently eligible to retire	40	31	23
Total obligation	155	130	116
Fair value of assets	—	—	—
Funded status	$(155)	$(130)	$(116)
Unrecognized net transition obligation	—	—	—
Unrecognized net (gain) losses	37	20	11
Unrecognized prior service cost	(1)	(1)	(1)
Accrued post-retirement benefit cost	$(119)	$(111)	$(106)

The net periodic post-retirement benefit cost for the years ended December 31 includes the following components (in millions):

	Post-retirement Benefits
	2011	2010	2009
Components of net periodic benefit cost:
Eligibility cost	$7	$5	$5
Interest cost	7	6	7
Amortization of net transition obligation and net (gain) or loss	—	—	1
Net periodic benefit cost	$14	$11	$13

The cost of post-retirement benefits includes a reduction arising from the Medicare Prescription Drug Act of 2003 (“The Act”) subsidy of $2 million for 2011, 2010 and 2009, respectively.

The post-retirement benefit obligation for non-vested employees was approximately $32 million at December 31, 2011 and approximately $33 million at December 31, 2010, respectively.

The Company allocates benefit expenses to certain subsidiaries based upon salaries. The Company’s proportionate share of the net pension cost of post-retirement benefits related to the pension plan was approximately $7 million, $5 million and $6 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The assumptions used by the Company to calculate the benefit cost and obligations in the year are as follows:

	Post-retirement Benefits
	2011	2010	2009
Weighted-average assumption:
Assumptions used to determine benefit obligations
Discount rate	4.50%	5.25%	5.75%
Rate of compensation increase	0.00%	0.00%	0.00%
Assumptions used to determine net periodic benefit cost
Discount rate	5.25%	5.75%	5.75%
Rate of compensation increase	0.00%	0.00%	4.00%
Assumed health care cost trend rates:
Rates of Increase in Health Benefit Cost
Pre-65 Healthcare Costs
Immediate Rate	8.50%	8.50%	9.00%
Ultimate Rate	5.76%	6.00%	5.00%
Year Ultimate Rate Reached	2023	2018	2016
Post-65 Healthcare Costs
Immediate Rate	8.50%	8.00%	8.50%
Ultimate Rate	5.00%	5.25%	5.00%
Year Ultimate Rate Reached	2018	2018	2015
Dental cost trend rate	5.25%	5.25%	5.25%

The assumed medical cost trend rates have a significant effect on the amounts reported. A one-percentage point increase or decrease in assumed medical cost trend rates would have the following effects (in millions):

	Post-retirement Benefits
	2011	2010	2009
Effect of a 1% increase in benefit costs:
Change in post-retirement benefit obligation	$19	$14	$12
Change in eligibility cost and interest cost	$2	$1	$1
Effect of a 1% decrease in benefit costs:
Change in post-retirement benefit obligation	$(16)	$(12)	$(10)
Change in eligibility cost and interest cost	$(2)	$(1)	$(1)

B-124	Statement of Additional Information ■ Intelligent Variable Annuity

continued

ESTIMATED FUTURE BENEFIT PAYMENTS

The following benefit payments, which reflect expected future service, are expected to be paid (in millions):

Gross Cash Flows (Before Medicare Part D Subsidy Receipts)
2012	$8
2013	$8
2014	$9
2015	$9
2016	$10
Total for 2017–2021	$59

Medicare Part D Subsidy Receipts
2012	$—
2013	$1
2014	$1
2015	$1
2016	$1
Total for 2017–2021	$6

The Company maintains a non-qualified deferred compensation plan for non-employee trustees and members of the TIAA Board of Overseers (“Overseer”). A portion of each Trustee’s annual compensation is subject to mandatory deferral under the plan for the duration of their service as a Trustee or Overseer. Payout of accumulations are normally made in a lump sum or annual installments over 5, 10 or 20 years, following the trustees’ or member’s separation from the Board.

The Company previously provided an unfunded Supplemental Executive Retirement Plan (“SERP”) to certain select executives and any TIAA associate deemed eligible by the Board of Trustees.

The SERP provided an annual retirement benefit payable at normal retirement calculated as 3.0% of the participant’s 5-year average total compensation based on an average of the highest five of the last ten years multiplied by the number of years of service not in excess of 15 years.

The accumulated benefit obligation totaled $47 million and $44 million as of December 31, 2011 and 2010, respectively. The Company had an accrued pension cost of $43 million and $45 million and had an additional minimum liability accrued of $3 million and $ 0 as of December 31, 2011 and 2010, respectively. The Company did not have any projected benefit obligation for non-vested employees for 2011 or 2010.

The plan obligations were determined based upon a discount rate of 3.75%. In accordance with NAIC SSAP No. 89, Accounting For Pensions, A Replacement of SSAP No. 88, only vested obligations are reflected in the funded status.

The obligations of TIAA under the SERP are unfunded, unsecured promises to make future payments. As such, the plan has no assets. Contributions for a given period are equal to the benefit payments for that period. The expected rate of return on plan assets is not applicable.

Future benefits expected to be paid for the plan are as follows (in millions):

1/1/2012 to 12/31/2012	$4
1/1/2013 to 12/31/2013	$4
1/1/2014 to 12/31/2014	$4
1/1/2015 to 12/31/2015	$4
1/1/2016 to 12/31/2016	$4
1/1/2017 to 12/31/2021	$16

Note 18—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial formulae. The reserves are based on assumptions for interest, mortality and other risks insured and establish a sufficient provision for all benefits guaranteed under policy and contract provisions.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products. For most annuities which do not contain variable guarantees, the reserves are calculated as the present value of guaranteed benefits using the guaranteed interest and mortality table or a more conservative basis and for most accumulating annuities the reserve thus calculated is equal to the account balance. Variable annuity reserves are calculated using Actuarial Guideline 43 which incorporates a deterministic floor plus a stochastic component for products which contain guaranteed benefits.

For retained assets, an accumulation account issued from the proceeds of annuities and life insurance policies, reserves held are equal to the total current account balances of all account holders.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

In aggregate, the reserves established for all annuity and supplementary contracts utilize assumptions for interest at a weighted average rate of approximately 3.0%. Approximately 80% of annuity and supplementary contract reserves are based on the 1983 Table set back at least 9 years or the Annuity 2000 table set back at least 9 years.

Intelligent Variable Annuity ■ Statement of Additional Information	B-125

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds for the years ended December 31, are as follows (in millions):

	2011
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	14,615	14,615	7.7%
Total with adjustment or at fair value	—	—	14,615	14,615	7.7%
At book value without adjustment (minimal or no charge or adjustment)	40,869	4	—	40,873	21.6%
Not subject to discretionary withdrawal	133,460	63	—	133,523	70.7%
Total (gross)	174,329	67	14,615	189,011	100.0%

Reinsurance ceded	—	—	—	—
Total (net)*	$174,329	$67	$14,615	$189,011

	2010
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	11,704	11,704	6.5%
Total with adjustment or at fair value	—	—	11,704	11,704	6.5%
At book value without adjustment (minimal or no charge or adjustment)	38,128	—	—	38,128	21.1%
Not subject to discretionary withdrawal	130,683	23	—	130,706	72.4%
Total (gross)	168,811	23	11,704	180,538	100.0%

Reinsurance ceded	—	—	—	—
Total (net)*	$168,811	$23	$11,704	$180,538

Annuity reserves and deposit-type contract funds for the years ended December 31 are as follows (in millions):

	2011	2010
Life & Accident & Health Annual Statement:
Total annuities (excluding supplementary contracts with life contingencies)	$170,743	$165,561
Supplementary contracts with life contingencies	2,892	2,604
Deposit-type contract funds	694	646
Subtotal	174,329	168,811

Separate Accounts Annual Statement:
Annuities	14,678	11,645
Supplementary contracts with life contingencies	—	79
Deposit-type contract funds	4	3
Subtotal	14,682	11,727
Total	$189,011	$180,538

For Ordinary and Collective Life Insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for issues on and after such date. Annual renewable and five-year renewable term policies issued on or after January 1, 1994 use segmented reserves, where each segment is equal to the term period. The Cost of Living riders issued on and after January 1, 1994 also use segmented reserves, where each segment is equal to one year in length.

Reserves for the vast majority of permanent and term insurance policies use Commissioners’ Standard Ordinary Mortality Tables with rates ranging from 2.25% to 6.00%. Term conversion reserves are based on TIAA term conversion mortality experience and 4.00% interest.

B-126	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and set equal to a percentage of paid claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values of approximately $0.1 million in excess of the legally computed reserves were held as an additional reserve liability at December 31, 2011, and $0.1 million at December 31, 2010. As of December 31, 2011 and December 31, 2010, TIAA had $0.6 billion and $1.0 billion, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department. Reserves to cover these insurance amounts totaled $3.4 million and $12.5 million at December 31, 2011 and December 31, 2010, respectively.

For Immediate Annuities not involving life contingencies and Supplementary Contracts not involving life contingencies, for each valuation rate of interest, the tabular interest has been calculated as the product of the valuation rate times the mean liability for the year. For all other funds not involving life contingencies, tabular interest has been calculated as the total interest credited to such funds.

Note 19—reinsurance

In 2005 the Company entered into reinsurance agreements with RGA Reinsurance Company. Two of the agreements were recaptured during 2007 and the remaining agreement was recaptured as of January 1, 2011.

At December 31, disclosures related to these assumed coinsurance agreements were (in millions):

	2011	2010	2009
Aggregated assumed premiums	$(204)	$12	$21
Modified coinsurance reserves	$—	$202	$192
(Decrease) Increase in policy and contract reserves	$(17)	$(4)	$(5)

In 2004, TIAA and its subsidiary, TIAA-CREF Life, entered into a series of agreements with Metropolitan Life Insurance Company (“MetLife”) including an administrative agreement for MetLife to service the long-term care business of TIAA and TIAA-CREF Life, an indemnity reinsurance agreement where TIAA and TIAA-CREF Life ceded to MetLife 100% of the long-term care liability and an assumption reinsurance agreement. After appropriate filings in each jurisdiction, MetLife offered the TIAA and TIAA-CREF Life policyholders the option of transferring their policies from TIAA and TIAA-CREF Life to MetLife. At December 31, 2011 and 2010, there were premiums in force of $15 million and $16 million, respectively.

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers and there are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of reinsurance.

The major lines in the accompanying financial statements that were reduced by ceded reinsurance agreements at December 31 are as follows (in millions):

	2011	2010	2009
Insurance and annuity premiums	$14	$16	$21
Policy and contract benefits	$59	$62	$70
Increase in policy and contract reserves	$36	$81	$95
Reserves for life and health insurance	$474	$510	$591

Note 20—commercial paper and securities repurchase programs

TIAA began issuing commercial paper in May 1999. The Company had maintained a committed and unsecured 5-year revolving credit facility of $1 billion with a group of banks to support the commercial paper program. The commercial paper program and credit facility were both terminated effective March 5, 2010.

In March 2011, the Company commenced a repurchase program to sell and repurchase securities when intended for the purpose of funding general corporate obligations. During any such period, proceeds from the repurchase program will be invested in short-term instruments. At December 31, 2011, the Company did not have any outstanding repurchase agreements.

Note 21—capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves represented or reduced by each item below for the year ended December 31 are as follows (in millions):

	2011	2010
Net unrealized capital gains (losses)	$390	$1,361
Asset valuation reserve	$(802)	$(1,418)
Net deferred federal income tax	$(1,129)	$(1,507)
Change in non-admitted assets	$1,046	$2,418
Net change in separate account surplus	$134	$121
Change in Accounting Principle	$(23)	$—

During 2011, the method of applying the accounting for non-controlled entities purchased after initial startup and with carrying values determined using the equity method was changed to reflect amortization of the difference between purchase cost and audited U.S. GAAP equity of the acquired entity. The combined impact of a cumulative effect adjustment of $23 million and current year amortization of $14 million, included in net unrealized capital gains above, resulted in a $37 million reduction of Capital and Contingency Reserves.

Capital: TIAA has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Overseers, a not-for-profit corporation created for the purpose of holding the common stock of TIAA. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: On December 16, 2009, the Company issued Surplus Notes (“Notes”) in an aggregate principal amount of $2 billion. The Notes bear interest at an annual rate of 6.850%, and have a maturity date of December 16, 2039. Proceeds from

Intelligent Variable Annuity ■ Statement of Additional Information	B-127

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

the issuance of the Notes were $1,997 million, net of issuance discount. The Notes were issued in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, and the Notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company. Interest on these Notes is scheduled to be paid semiannually on June 16 and December 16 of each year through the maturity date. During 2011, interest of $137 million was paid.

No subsidiary or affiliate of the Company is an obligor or guarantor of the Notes, which are solely obligations of the Company.

The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the Notes are not part of the legal liabilities of the Company. The Notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the Notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the Notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus 40 basis points, plus in each case, accrued and unpaid interest payments on the Notes to be redeemed to the redemption date.

At December 31, 2011 and 2010, no affiliates of the Company held any portion of the Notes.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). TIAA has not paid dividends to its shareholder and has no plans to do so in the current year.

Note 22—contingencies and guarantees

SUBSIDIARY AND AFFILIATE GUARANTEES:

TIAA Global Markets, Inc. (“TGM”), a wholly-owned subsidiary of TIAA, was formed for the purpose of issuing notes and other debt instruments and investing the proceeds in compliance with the investment guidelines approved by the Board of Directors of TGM. TGM is authorized to issue up to $5.0 billion in debt and TIAA’s Board of Trustees authorized TIAA to guarantee up to $5.0 billion of TGM’s debt. TGM had $1.5 billion at December 31, 2011 and $2.5 billion at December 31, 2010 of outstanding debt and accrued interest.

On July 12, 2010, The Company increased the size of an uncommitted and unsecured 364-day revolving line of credit to

TGM from $750.0 million to $1.0 billion. During 2011, there were 2 draw downs totaling $610 million that were repaid on the line. As of December 31, 2011, outstanding principal plus accrued interest was $ 0. In January, 2011, TGM borrowed a total of $610.0 million which was repaid through out the year with the final payment made on November 2, 2011.

The Company has a financial support agreement with TIAA-CREF Life. Under this agreement, the Company will provide support so that TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength rating at least the same or better than TIAA’s rating at all times. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA-CREF Life with recourse to TIAA. This agreement was not utilized during 2011 or 2010.

The Company also provides a $100.0 million unsecured 364-day revolving line of credit to TIAA-CREF Life. As of December 31, 2011, $30.0 million of this facility was maintained on a committed basis for which the Company received a commitment fee of 10 basis points (“bps”) on the undrawn committed amount. During 2011, there were 4 draw downs totaling $17.0 million that were repaid by December 31, 2011. During 2010, there were 18 draw downs totaling $34 million that were repaid by December 31, 2010. As of December 31, 2011 and 2010, outstanding principal plus accrued interest on this line of credit was $ 0.

The Company had provided a $1.0 billion uncommitted line of credit to certain CREF accounts and certain TIAA-CREF Mutual Funds (the “Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $1.5 billion committed credit facility maintained with a group of banks. As of December 31, 2011 and 2010, neither CREF nor the Funds had utilized this line of credit.

The Company provides a $100.0 million committed and unsecured 364-day revolving line of credit to TIAA-CREF Asset Management Commingled Funds Trust I (“TCAM”), a real estate fund managed by Advisors, in which TIAA has a minority indirect equity ownership interest. On November 15, 2011, the line of credit was terminated.

On October 1, 2010, the Company provided to the Office of Thrift Supervision a written commitment to maintain TIAA-CREF Trust Company as a “Well Capitalized” institution for Prompt Corrective Action purposes for at least three years.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees that, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals.

B-128	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The Company also guarantees that expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees that once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees that expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at their accumulation unit value next determined after the transfer or withdrawal request is received in good order.

Under the Liquidity Guarantee agreement with the REA, on December 24, 2008, the TIAA general account purchased $155.6 million of accumulation units (measured based on the cost of such units) issued by REA. In 2009, the TIAA general account further purchased $1,058.7 million of accumulation units. TIAA made no additional purchases in 2011 and 2010. Overall TIAA purchased $1,214 million of accumulation units and the fair value of such units was $1,168 million as of December 31, 2011. Accumulation units owned by TIAA are included as separate account assets and valued in the same manner as units owned by individual REA participants on a fair value basis and will fluctuate in value.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees that once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees that expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Leases: The Company occupies leased office space in many locations under various long-term leases. At December 31, 2011, the future minimum lease payments are estimated as follows (in millions):

Year	2012	2013	2014	2015	2016	Thereafter	Total
Amount	$36	$33	$29	$28	$23	$37	$186

Leased space expense is allocated among the Company and affiliated entities. Rental expense charged to the Company for the years ended December 31, 2011, 2010 and 2009 was approximately $34 million, $32 million and $35 million, respectively.

OTHER CONTINGENCIES AND GUARANTEES:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of TIAA or its subsidiaries. It is TIAA management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

Note 23—borrowed money

Effective March 2009, TIAA was authorized to execute investment transactions under the Term Asset-Backed Securities Loan Facility (“TALF”) program. Under the TALF program, the Federal Reserve Bank of New York (“FRBNY”) would lend up to $200 billion on a non-recourse basis to holders of certain AAA-rated Asset Backed Securities (“ABS”) backed by newly and recently originated consumer and small business loans. The FRBNY lent an amount equal to the market value of the ABS less a haircut and were secured at all times by the ABS. Loan proceeds were disbursed to the borrower, contingent on receipt by the FRBNY custodian bank of the eligible collateral.

As of December 31, 2011, TIAA’s eligible ABS, under the TALF program, totaled $887 million. These eligible ABS have been pledged as collateral to support the $809 million loan outstanding payable to the FRBNY. The TALF Subscription program officially ended in April 2010.

Note 24—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 9, 2012, the date the financial statements were issued.

Intelligent Variable Annuity ■ Statement of Additional Information	B-129

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

Note 25—securities with a recognized other-than-temporary impairments

The following table represents loan-backed and structured securities with a recognized other-than-temporary impairment and currently held at December 31, 2011, where the present value of cash flows expected to be collected is less than the amortized cost (in whole dollars).

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows			Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
G63255AA4	$30,843,930	$	—²		$(408,870)	$30,469,230	$30,469,230	12/31/2011
004421MW0	22,591,560		22,415,344		(176,216)	22,415,344	16,999,971	12/31/2011
12668ASQ9	15,553,893		15,403,907		(149,986)	15,403,907	13,365,858	12/31/2011
12668ASR7	6,286,385		6,153,807		(132,578)	6,153,807	4,577,427	12/31/2011
152314DT4	163,343		152,991		(10,352)	152,991	156,536	12/31/2011
161546FJ0	2,543,448		2,503,870		(39,578)	2,503,870	1,341,142	12/31/2011
21075WBA2	1,428,491		1,374,301		(54,190)	1,374,301	1,347,187	12/31/2011
21075WCJ2	742,471		723,050		(19,421)	723,050	706,888	12/31/2011
22541S5T1	4,997,995		4,717,562		(280,433)	4,717,562	2,578,420	12/31/2011
251511AC5	13,001,316		12,456,530		(544,786)	12,456,530	11,115,631	12/31/2011
294751BQ4	1,400,662		1,130,716		(269,946)	1,130,716	596,090	12/31/2011
294751BY7	2,303,908		2,083,863		(220,045)	2,083,863	1,362,934	12/31/2011
294751FC1	424,059		245,031		(179,028)	245,031	481,165	12/31/2011
3622ELAD8	34,344,829		32,885,188		(1,459,641)	32,885,188	26,326,768	12/31/2011
61749EAE7	15,855,707		15,621,821		(233,886)	15,621,821	11,248,225	12/31/2011
75971EAF3	353,565		337,595		(15,970)	337,595	198,481	12/31/2011
760985YY1	260,203		217,084		(43,119)	217,084	99,483	12/31/2011
03762CAE5	19,030,571		15,365,581		(3,664,990)	15,365,581	4,324,000	12/31/2011
059500AG3	25,048,068		24,002,215		(1,045,853)	24,002,215	13,928,185	12/31/2011
05950WAP3	17,080,256		11,361,761		(5,718,495)	11,361,761	10,205,143	12/31/2011
05950XAJ5	19,827,696		19,777,781		(49,915)	19,777,781	11,880,270	12/31/2011
07388YAY8	5,637,345		3,777,667		(1,859,678)	3,777,667	2,174,987	12/31/2011
07388YBA9	2,111,151		—	*	(2,111,151)	—	1,489,308	12/31/2011
07401DAL5	5,422,242		4,332,442		(1,089,800)	4,332,442	2,849,643	12/31/2011
07401DAM3	2,052,629		694,611		(1,358,018)	694,611	1,570,166	12/31/2011
173067HK8	3,002,255		1,462,217		(1,540,038)	1,462,217	1,696,693	12/31/2011
17310MAL4	2,234,420		872,009		(1,362,411)	872,009	1,573,349	12/31/2011
17310MAS9	162,759		139,556		(23,203)	139,556	720,000	12/31/2011
20047QAM7	2,058,527		2,001,047		(57,480)	2,001,047	8,316,304	12/31/2011
225458VV7	10,008,698		9,869,824		(138,874)	9,869,824	6,488,972	12/31/2011
225458VY1	1,871,162		931,334		(939,828)	931,334	838,537	12/31/2011
22545XAG8	20,411		10,369		(10,042)	10,369	40,301	12/31/2011
22545YAG6	41,904,200		41,034,006		(870,194)	41,034,006	19,637,280	12/31/2011
36159XAJ9	18,258,715		18,091,151		(167,564)	18,091,151	8,454,269	12/31/2011
36228CWB5	25,278,369		22,690,676		(2,587,693)	22,690,676	14,480,243	12/31/2011
396789KF5	2,814,647		2,770,038		(44,609)	2,770,038	1,782,400	12/31/2011
46625M2Y4	90,542		—	*	(90,542)	—	325,809	12/31/2011
46625M7A1	6,030,156		4,030,987		(1,999,169)	4,030,987	917,897	12/31/2011
46625MQ77	115,005		—	*	(115,005)	—	183,273	12/31/2011
46625YA60	269,520		266,222		(3,298)	266,222	1,204,869	12/31/2011
46625YQ63	2,800,664		2,687,595		(113,069)	2,687,595	2,736,562	12/31/2011
46625YQ89	127,508		108,641		(18,867)	108,641	924,030	12/31/2011
46627QBD9	36,735,484		32,052,120		(4,683,364)	32,052,120	23,226,596	12/31/2011
46630VAP7	786,932		538,761		(248,171)	538,761	1,208,319	12/31/2011
50180JAG0	31,643,343		29,504,194		(2,139,149)	29,504,194	17,105,627	12/31/2011
52108MDQ3	3,493,744		1,707,825		(1,785,919)	1,707,825	1,752,772	12/31/2011
52108MDS9	1,283,629		1,129,534		(154,095)	1,129,534	1,050,000	12/31/2011
52108MGA5	8,066,076		7,908,198		(157,878)	7,908,198	3,804,132	12/31/2011
55313KAH4	6,668,659		5,922,881		(745,778)	5,922,881	3,182,752	12/31/2011
60687UAL1	19,129,917		18,630,476		(499,441)	18,630,476	9,338,153	12/31/2011
60687UAM9	1,995,422		1,274,639		(720,783)	1,274,639	1,860,876	12/31/2011

B-130	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
617451FW4	$2,639,755	$1,852,906		$(786,849)	$1,852,906	$1,213,964	12/31/2011
617453AC9	1,127,583	945,963		(181,620)	945,963	1,764,200	12/31/2011
617453AY1	4,973,207	4,759,823		(213,384)	4,759,823	2,756,419	12/31/2011
69348HBT4	11,973,543	11,186,588		(786,955)	11,186,588	5,836,449	12/31/2011
74438WAN6	305,442	258,839		(46,603)	258,839	187,853	12/31/2011
92976BFZ0	8,536,283	2,040,473		(6,495,810)	2,040,473	4,295,675	12/31/2011
92976BGE6	653,988	544,541		(109,447)	544,541	1,444,195	12/31/2011
92976VAT5	9,903,330	9,618,391		(284,939)	9,618,391	5,811,388	12/31/2011
92977QAM0	8,175,546	2,091,944		(6,083,602)	2,091,944	10,268,650	12/31/2011
92977QAP3	895,885	374,432		(521,453)	374,432	5,627,130	12/31/2011
92978TAM3	1,943,041	—	*	(1,943,041)	—	7,411,617	12/31/2011
05948KKZ1	3,497,270	3,182,834		(314,436)	3,182,834	2,371,208	12/31/2011
05949AA67	1,128,478	1,081,178		(47,300)	1,081,178	2,746,501	12/31/2011
05949AM31	76,222	69,991		(6,231)	69,991	52,033	12/31/2011
12669E4V5	9,046,295	8,974,503		(71,792)	8,974,503	6,551,168	12/31/2011
12669E4W3	1,566,728	1,061,141		(505,587)	1,061,141	1,580,772	12/31/2011
12669EL95	7,358,570	7,002,255		(356,315)	7,002,255	6,085,718	12/31/2011
12669EWY8	7,947,570	7,392,317		(555,253)	7,392,317	5,713,418	12/31/2011
12669EWZ5	757,315	705,056		(52,259)	705,056	1,711,058	12/31/2011
22541SVH8	5,026,531	4,205,902		(820,629)	4,205,902	3,273,345	12/31/2011
251510ET6	2,308,450	1,587,724		(720,726)	1,587,724	2,663,480	12/31/2011
32051GDH5	1,261,349	950,225		(311,124)	950,225	885,279	12/31/2011
36185NJ50	1,643,240	1,582,400		(60,840)	1,582,400	1,394,056	12/31/2011
36185NW55	1,438,957	1,379,484		(59,473)	1,379,484	1,144,329	12/31/2011
74951PEA2	265,968	219,733		(46,235)	219,733	334,464	12/31/2011
7609856L0	3,647,060	3,197,376		(449,684)	3,197,376	2,937,238	12/31/2011
76110HHA0	7,821,928	7,732,724		(89,204)	7,732,724	6,833,214	12/31/2011
76110HSG5	5,335,610	5,214,665		(120,945)	5,214,665	5,207,641	12/31/2011
05949TBF5	14,539,522	14,376,599		(162,923)	14,376,599	13,957,421	12/31/2011
12667GUG6	4,686,673	4,579,177		(107,496)	4,579,177	4,302,914	12/31/2011
32051G2H7	9,425,438	9,061,820		(363,618)	9,061,820	8,061,549	12/31/2011
32051GN35	25,013,674	24,819,498		(194,176)	24,819,498	23,227,400	12/31/2011
32051GNS0	2,830,893	2,415,871		(415,022)	2,415,871	5,504,762	12/31/2011
32051GSQ9	6,940,626	6,588,863		(351,763)	6,588,863	12,743,891	12/31/2011
92977YBQ3	8,053,327	7,203,202		(850,125)	7,203,202	9,640,415	12/31/2011
94985JCA6	28,110,187	27,677,160		(433,027)	27,677,160	26,444,910	12/31/2011
32051GP41	19,478,025	19,238,580		(239,445)	19,238,580	17,501,620	12/31/2011
949837AF5	68,067,065	67,125,276		(941,789)	67,125,276	63,007,793	12/31/2011
94984HAC9	35,382,919	35,259,321		(123,598)	35,259,321	44,366,701	12/31/2011
94985WAP6	19,305,817	19,109,418		(196,399)	19,109,418	18,637,274	12/31/2011
05949YAC2	11,697,309	11,058,756		(638,553)	11,058,756	9,947,093	12/31/2011
12667F2J3	42,493,417	41,990,777		(502,640)	41,990,777	38,184,902	12/31/2011
12667GJR5	52,238,578	51,716,807		(521,771)	51,716,807	42,382,367	12/31/2011
32051G2J3	21,816,767	21,604,152		(212,615)	21,604,152	18,313,327	12/31/2011
76111XN90	7,442,211	7,261,986		(180,225)	7,261,986	6,972,081	12/31/2011
94985WAQ4	78,543,947	77,054,573		(1,489,374)	77,054,573	74,163,533	12/31/2011
02147QAE2	39,337,111	38,882,221		(454,890)	38,882,221	33,224,390	12/31/2011
02151FAD1	35,416,605	35,192,440		(224,165)	35,192,440	33,825,680	12/31/2011
05948KC98	16,299,738	16,153,307		(146,431)	16,153,307	14,667,519	12/31/2011
05948KP37	9,927,884	9,916,487		(11,397)	9,916,487	9,203,366	12/31/2011
05950RAK5	27,835,569	27,671,346		(164,223)	27,671,346	26,103,546	12/31/2011
12543UAD4	40,684,575	39,858,306		(826,269)	39,858,306	34,747,225	12/31/2011
12543UAE2	14,258,736	13,984,348		(274,388)	13,984,348	11,959,746	12/31/2011
12543XAD8	24,330,818	24,020,519		(310,299)	24,020,519	37,876,184	12/31/2011
12544DAK5	21,263,750	20,670,543		(593,207)	20,670,543	19,855,762	12/31/2011
12544DAQ2	15,139,862	14,729,039		(410,823)	14,729,039	14,114,085	12/31/2011

Intelligent Variable Annuity ■ Statement of Additional Information	B-131

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
12544LAK7	$28,564,821	$28,564,411	$(410)	$28,564,411	$28,371,660	12/31/2011
12544RAL2	8,464,824	8,315,419	(149,405)	8,315,419	7,412,400	12/31/2011
12667F4N2	8,936,680	8,781,423	(155,257)	8,781,423	7,896,344	12/31/2011
12667F5Z4	25,640,140	25,198,370	(441,770)	25,198,370	21,765,290	12/31/2011
12667F7D1	23,222,032	23,213,847	(8,185)	23,213,847	20,760,221	12/31/2011
12667GFB4	62,309,602	62,103,000	(206,602)	62,103,000	57,708,345	12/31/2011
12667GFT5	18,406,789	18,097,001	(309,788)	18,097,001	15,339,699	12/31/2011
12667GKE2	13,340,301	13,268,591	(71,710)	13,268,591	11,223,530	12/31/2011
12667GLE1	27,739,481	27,514,390	(225,091)	27,514,390	24,804,232	12/31/2011
12667GQA4	20,607,678	20,451,471	(156,207)	20,451,471	18,191,516	12/31/2011
12668AAG0	13,402,901	12,916,976	(485,925)	12,916,976	13,010,199	12/31/2011
126694JS8	27,613,195	27,122,138	(491,057)	27,122,138	23,122,404	12/31/2011
126694XQ6	30,333,090	29,648,783	(684,307)	29,648,783	27,666,690	12/31/2011
12669YAF9	18,085,807	17,898,160	(187,647)	17,898,160	16,105,757	12/31/2011
12669YAX0	13,211,327	13,153,470	(57,857)	13,153,470	9,785,452	12/31/2011
12670AAF8	44,668,605	43,974,056	(694,549)	43,974,056	39,296,110	12/31/2011
161631AV8	39,102,113	38,849,870	(252,243)	38,849,870	36,394,968	12/31/2011
16163BAP9	27,227,221	26,855,354	(371,867)	26,855,354	24,058,902	12/31/2011
170255AS2	14,453,750	14,052,285	(401,465)	14,052,285	12,797,879	12/31/2011
17025AAB8	15,878,895	14,907,194	(971,701)	14,907,194	16,706,175	12/31/2011
17025JAB9	36,480,861	36,150,043	(330,818)	36,150,043	34,331,281	12/31/2011
17025TAV3	27,283,438	26,829,885	(453,553)	26,829,885	24,516,797	12/31/2011
17312FAD5	9,783,950	9,663,490	(120,460)	9,663,490	8,790,970	12/31/2011
32051GFL4	6,947,633	6,743,701	(203,932)	6,743,701	6,749,021	12/31/2011
32051GUQ6	20,646,005	20,566,812	(79,193)	20,566,812	18,677,368	12/31/2011
32051GVL6	23,167,772	22,949,745	(218,027)	22,949,745	20,749,766	12/31/2011
36185MEG3	14,048,228	13,887,960	(160,268)	13,887,960	13,939,519	12/31/2011
3622MPAN8	28,418,236	28,346,905	(71,331)	28,346,905	27,359,350	12/31/2011
3622MPBE7	49,423,845	49,367,449	(56,396)	49,367,449	45,604,100	12/31/2011
362669AQ6	9,800,494	9,689,758	(110,736)	9,689,758	9,494,484	12/31/2011
45660LPD5	13,382,334	13,151,674	(230,660)	13,151,674	10,948,805	12/31/2011
46627MAC1	10,184,151	9,933,001	(251,150)	9,933,001	7,945,644	12/31/2011
46628YBK5	28,210,123	27,685,765	(524,358)	27,685,765	24,243,108	12/31/2011
58550PAC0	588,658	446,296	(142,362)	446,296	540,515	12/31/2011
749577AL6	17,298,863	17,200,477	(98,386)	17,200,477	15,205,934	12/31/2011
74957VAQ2	18,823,946	18,766,902	(57,044)	18,766,902	17,094,112	12/31/2011
74957XAF2	35,043,094	34,928,034	(115,060)	34,928,034	29,419,918	12/31/2011
749583AH3	9,617,142	9,588,658	(28,484)	9,588,658	8,623,983	12/31/2011
74958AAD6	28,218,004	27,857,101	(360,903)	27,857,101	24,432,287	12/31/2011
74958AAH7	24,779,658	24,562,278	(217,380)	24,562,278	22,037,429	12/31/2011
76110HX53	9,390,953	9,350,418	(40,535)	9,350,418	8,590,219	12/31/2011
949772AD9	26,064,111	26,032,967	(31,144)	26,032,967	25,707,965	12/31/2011
94980SAS4	37,499,780	37,305,760	(194,020)	37,305,760	38,106,160	12/31/2011
94980SBJ3	18,895,713	18,800,399	(95,314)	18,800,399	18,496,460	12/31/2011
949837BE7	19,710,586	19,441,226	(269,360)	19,441,226	18,563,052	12/31/2011
949837BK3	8,461,277	8,343,680	(117,597)	8,343,680	7,879,095	12/31/2011
949837CC0	25,066,550	24,701,523	(365,027)	24,701,523	23,881,548	12/31/2011
94984AAR1	28,695,367	28,439,129	(256,238)	28,439,129	27,287,880	12/31/2011
94984AAS9	9,070,812	9,031,927	(38,885)	9,031,927	38,971,534	12/31/2011
94984FAR0	33,820,848	33,486,156	(334,692)	33,486,156	50,826,958	12/31/2011
94985JAB6	47,805,425	46,890,799	(914,626)	46,890,799	45,631,000	12/31/2011
94985JBR0	28,796,377	28,237,483	(558,894)	28,237,483	27,341,087	12/31/2011
94985LAD7	15,367,803	14,899,982	(467,821)	14,899,982	14,659,815	12/31/2011
94985RAP7	60,111,130	59,299,392	(811,738)	59,299,392	56,583,744	12/31/2011
94985WBL4	36,679,399	36,086,592	(592,807)	36,086,592	35,280,570	12/31/2011
94986AAC2	108,934,925	107,831,375	(1,103,550)	107,831,375	102,662,685	12/31/2011

B-132	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
07388RAK3	$1,983,348	$	—²	$(714,128)	$1,269,220	$1,269,219	12/31/2011
17310MAQ3	4,720,890		—²	(732,789)	3,988,101	3,988,101	12/31/2011
19075CAJ2	4,708,261		—²	(486,329)	4,221,932	4,221,932	12/31/2011
19075CAK9	5,375,311		—²	(140,726)	5,234,585	5,234,584	12/31/2011
20173VAK6	5,752,950		—²	(1,652,569)	4,100,381	4,100,381	12/31/2011
20173VAL4	2,625,870		—²	(704,553)	1,921,317	1,921,317	12/31/2011
20173VAM2	4,207,193		—²	(1,275,151)	2,932,042	2,932,042	12/31/2011
22545YAL5	8,029,001		—²	(1,908,886)	6,120,115	6,120,115	12/31/2011
46628FAU5	1,566,902		—²	(102,400)	1,464,502	1,464,501	12/31/2011
46630EAL4	2,321,221		—²	(113,420)	2,207,801	2,207,801	12/31/2011
52108H3N2	19,549,098		—²	(9,251,033)	10,298,065	10,298,065	12/31/2011
52108H3Q5	11,053,588		—²	(6,477,648)	4,575,940	4,575,939	12/31/2011
55312VAR9	7,613,447		—²	(2,856,490)	4,756,957	4,756,956	12/31/2011
59025KAJ1	1,902,971		—²	(131,323)	1,771,648	1,771,647	12/31/2011
606935AP9	2,137,089		—²	(595,126)	1,541,963	1,541,963	12/31/2011
92976BBV3	11,050,865		—²	(908,776)	10,142,089	10,142,089	12/31/2011
004421MW0	23,869,919		23,338,255	(531,664)	23,338,255	17,755,371	9/30/2011
05947U6C7	20,574,137		19,297,180	(1,276,957)	19,297,180	11,127,386	9/30/2011
05948KLA5	251,425		245,722	(5,703)	245,722	609,380	9/30/2011
05949AM31	94,954		76,222	(18,732)	76,222	80,680	9/30/2011
05949TBF5	15,295,706		15,260,891	(34,815)	15,260,891	15,054,284	9/30/2011
05950XAJ5	20,044,794		19,834,096	(210,698)	19,834,096	13,827,214	9/30/2011
059511AK1	3,839,391		1,637,950	(2,201,441)	1,637,950	1,167,394	9/30/2011
059511AL9	3,748,791		542,271	(3,206,520)	542,271	1,722,948	9/30/2011
07388RAH0	12,348,777		12,305,814	(42,963)	12,305,814	9,450,778	9/30/2011
07388VAK4	7,626,772		6,344,300	(1,282,472)	6,344,300	3,715,392	9/30/2011
07388VAL2	3,292,020		2,952,388	(339,632)	2,952,388	7,589,981	9/30/2011
07388YBA9	2,578,515		2,129,725	(448,790)	2,129,725	2,249,971	9/30/2011
12543UAD4	41,224,372		40,773,524	(450,848)	40,773,524	35,252,740	9/30/2011
12543UAE2	14,631,007		14,523,778	(107,229)	14,523,778	12,316,542	9/30/2011
12543XAD8	24,604,683		24,459,424	(145,259)	24,459,424	24,145,850	9/30/2011
12545CAU4	36,163,938		35,885,213	(278,725)	35,885,213	34,149,720	9/30/2011
12566XAE8	28,324,818		27,959,736	(365,082)	27,959,736	26,512,878	9/30/2011
12566XAG3	13,448,822		13,143,200	(305,622)	13,143,200	12,632,660	9/30/2011
126670CL0	19,762,888		18,725,504	(1,037,384)	18,725,504	16,979,265	9/30/2011
126670GR3	5,167,251		4,933,550	(233,701)	4,933,550	2,618,574	9/30/2011
126670QT8	3,070,989		3,025,169	(45,820)	3,025,169	2,336,675	9/30/2011
126670QU5	10,850,281		10,623,307	(226,974)	10,623,307	7,414,440	9/30/2011
12667FMJ1	15,390,872		14,991,177	(399,695)	14,991,177	9,049,653	9/30/2011
12667GQA4	21,147,716		20,976,951	(170,765)	20,976,951	18,026,894	9/30/2011
12668ASR7	6,350,809		6,304,821	(45,988)	6,304,821	4,724,677	9/30/2011
126694JS8	27,781,151		27,603,141	(178,010)	27,603,141	23,212,641	9/30/2011
12669YAF9	18,877,231		18,704,323	(172,908)	18,704,323	17,063,109	9/30/2011
12669YAH5	14,499,875		14,321,116	(178,759)	14,321,116	12,599,988	9/30/2011
12669YAX0	14,076,715		13,925,667	(151,048)	13,925,667	12,074,555	9/30/2011
152314DS6	479,667		453,327	(26,340)	453,327	360,799	9/30/2011
161631AV8	39,254,318		39,137,734	(116,584)	39,137,734	36,591,824	9/30/2011
17025JAB9	36,628,466		36,485,065	(143,401)	36,485,065	34,773,813	9/30/2011
17307GVJ4	9,875,066		9,672,443	(202,623)	9,672,443	9,934,363	9/30/2011
17310MAS9	217,952		210,763	(7,189)	210,763	946,070	9/30/2011
20047NAM4	7,698,059		4,548,944	(3,149,115)	4,548,944	2,654,430	9/30/2011
20173MAN0	3,713,203		3,699,090	(14,113)	3,699,090	5,100,000	9/30/2011
20173QAJ0	6,096,193		5,393,157	(703,036)	5,393,157	5,407,908	9/30/2011
20173QAK7	836,318		641,753	(194,565)	641,753	2,796,231	9/30/2011
20173VAH3	19,407,667		17,649,099	(1,758,568)	17,649,099	15,382,599	9/30/2011
21075WBA2	1,524,463		1,494,595	(29,868)	1,494,595	1,458,058	9/30/2011

Intelligent Variable Annuity ■ Statement of Additional Information	B-133

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
22541Q4M1	$6,252,359	$5,912,667		$(339,692)	$5,912,667	$3,774,210	9/30/2011
225458VY1	2,655,464	1,988,615		(666,849)	1,988,615	1,989,750	9/30/2011
22545LAV1	221,032	143,294		(77,738)	143,294	445,620	9/30/2011
22545XAG8	46,759	20,651		(26,108)	20,651	36,009	9/30/2011
22545YAG6	43,330,648	41,863,035		(1,467,613)	41,863,035	25,099,578	9/30/2011
32051GUQ6	20,813,600	20,636,064		(177,536)	20,636,064	18,495,702	9/30/2011
32051GVL6	23,490,915	23,438,918		(51,997)	23,438,918	21,821,759	9/30/2011
36157TJG7	983,821	—	[2]	(121,880)	861,941	861,941	9/30/2011
36228CDP5	471,909	266,055		(205,854)	266,055	831,507	9/30/2011
36228CWB5	32,052,168	25,368,074		(6,684,094)	25,368,074	14,035,764	9/30/2011
3622MPBE7	49,585,723	49,466,350		(119,373)	49,466,350	45,826,150	9/30/2011
396789KF5	3,202,256	2,833,921		(368,335)	2,833,921	1,686,993	9/30/2011
42332QAL7	2,730,543	2,718,239		(12,304)	2,718,239	1,375,070	9/30/2011
46625YA60	1,358,830	307,473		(1,051,357)	307,473	1,052,876	9/30/2011
46625YQ89	208,757	149,462		(59,295)	149,462	787,286	9/30/2011
46625YRB1	2,181,256	1,599,726		(581,530)	1,599,726	1,037,184	9/30/2011
46627QBD9	40,075,650	36,791,127		(3,284,523)	36,791,127	21,484,168	9/30/2011
46628CAD0	16,433,279	15,536,958		(896,321)	15,536,958	14,050,280	9/30/2011
46628SAG8	18,266,766	17,826,876		(439,890)	17,826,876	14,470,465	9/30/2011
46628YBK5	28,634,253	28,222,762		(411,491)	28,222,762	26,701,133	9/30/2011
46628YBP4	14,979,014	14,024,082		(954,932)	14,024,082	13,802,096	9/30/2011
46629PAG3	2,495,437	1,966,524		(528,913)	1,966,524	2,891,205	9/30/2011
50177AAL3	200,996	9,902		(191,094)	9,902	3,900,515	9/30/2011
50180JAG0	34,812,879	31,695,404		(3,117,475)	31,695,404	18,529,224	9/30/2011
52108MDQ3	4,224,613	3,555,031		(669,582)	3,555,031	1,662,972	9/30/2011
52108MDS9	1,496,864	1,402,450		(94,414)	1,402,450	950,000	9/30/2011
52108MDU4	101,593	57,814		(43,779)	57,814	520,000	9/30/2011
52521RAS0	1,619,807	1,564,384		(55,423)	1,564,384	1,626,438	9/30/2011
525221CM7	23,250,372	21,935,145		(1,315,227)	21,935,145	15,515,449	9/30/2011
52523KAH7	9,804,380	9,624,320		(180,060)	9,624,320	7,023,874	9/30/2011
55312TAG8	19,718,435	16,110,600		(3,607,835)	16,110,600	11,109,030	9/30/2011
55312TAH6	1,426,882	798,219		(628,663)	798,219	5,148,109	9/30/2011
55313KAH4	6,838,217	6,718,016		(120,201)	6,718,016	5,513,193	9/30/2011
58550PAC0	701,448	628,080		(73,368)	628,080	579,586	9/30/2011
59022HGR7	4,947,174	3,642,047		(1,305,127)	3,642,047	1,360,487	9/30/2011
59022HJS2	20,301,794	19,617,805		(683,989)	19,617,805	10,878,474	9/30/2011
60688BAJ7	11,584,760	5,857,859		(5,726,901)	5,857,859	5,564,470	9/30/2011
606935AQ7	650,911	156,213		(494,698)	156,213	1,938,235	9/30/2011
617451CA5	6,618,726	6,475,244		(143,482)	6,475,244	3,126,802	9/30/2011
617451FW4	3,245,984	2,648,654		(597,330)	2,648,654	1,410,364	9/30/2011
61745MU50	3,976,991	2,642,754		(1,334,237)	2,642,754	1,670,635	9/30/2011
61745MU68	356,186	233,081		(123,105)	233,081	1,540,732	9/30/2011
61749EAE7	16,389,173	16,237,957		(151,216)	16,237,957	9,506,129	9/30/2011
61750HAN6	537,982	517,877		(20,105)	517,877	1,597,751	9/30/2011
61750YAF6	27,638,067	26,699,216		(938,851)	26,699,216	18,884,468	9/30/2011
61754KAH8	25,173,879	20,992,729		(4,181,150)	20,992,729	17,832,370	9/30/2011
61755BAH7	49,044,448	47,427,779		(1,616,669)	47,427,779	27,906,835	9/30/2011
73316PGH7	10,289,711	10,221,039		(68,672)	10,221,039	8,225,465	9/30/2011
73316PGJ3	13,120,319	12,179,070		(941,249)	12,179,070	9,496,204	9/30/2011
74951PEA2	385,150	300,979		(84,171)	300,979	507,036	9/30/2011
749577AL6	17,419,537	17,342,882		(76,655)	17,342,882	16,238,819	9/30/2011
74957EAE7	17,577,497	17,487,105		(90,392)	17,487,105	16,506,009	9/30/2011
74957EAF4	36,282,204	36,082,378		(199,826)	36,082,378	33,437,131	9/30/2011
74957VAQ2	20,077,409	19,914,811		(162,598)	19,914,811	18,595,328	9/30/2011
74957XAF2	35,784,486	35,609,375		(175,111)	35,609,375	34,500,677	9/30/2011
74958EAD8	47,419,570	46,777,510		(642,060)	46,777,510	45,050,650	9/30/2011

B-134	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
7609856L0	$4,065,048	$3,827,087		$(237,961)	$3,827,087	$3,081,325	9/30/2011
76110HHB8	894,252	835,371		(58,881)	835,371	2,093,527	9/30/2011
76110HX87	21,983,539	21,367,921		(615,618)	21,367,921	17,514,460	9/30/2011
761118PQ5	11,097,907	10,934,518		(163,389)	10,934,518	9,321,301	9/30/2011
76111XN90	8,564,760	7,846,221		(718,539)	7,846,221	7,616,815	9/30/2011
84604CAE7	2,732,318	2,633,669		(98,649)	2,633,669	2,551,738	9/30/2011
86359BFG1	1,797,452	1,496,026		(301,426)	1,496,026	1,377,970	9/30/2011
92976BFZ0	10,005,179	8,555,934		(1,449,245)	8,555,934	3,889,206	9/30/2011
92976BGE6	758,600	727,947		(30,653)	727,947	1,287,305	9/30/2011
94980SBJ3	18,888,889	18,876,199		(12,690)	18,876,199	18,515,880	9/30/2011
949837CC0	25,203,525	25,067,215		(136,310)	25,067,215	24,255,407	9/30/2011
94983BAP4	15,409,157	15,367,334		(41,823)	15,367,334	15,500,397	9/30/2011
94984AAR1	28,921,008	28,699,246		(221,762)	28,699,246	26,162,730	9/30/2011
94984AAS9	9,534,419	9,460,302		(74,117)	9,460,302	8,865,397	9/30/2011
94984FAR0	34,862,018	34,654,252		(207,766)	34,654,252	32,829,185	9/30/2011
94984HAC9	35,804,330	35,428,449		(375,881)	35,428,449	35,314,539	9/30/2011
94985JAB6	48,005,187	47,823,688		(181,499)	47,823,688	47,755,100	9/30/2011
94985JBR0	28,950,520	28,812,994		(137,526)	28,812,994	28,370,535	9/30/2011
94985JCA6	28,354,882	28,154,177		(200,705)	28,154,177	26,814,150	9/30/2011
94985RAP7	60,563,665	60,162,652		(401,013)	60,162,652	58,824,064	9/30/2011
05950VAR1	2,986,003	—	[2]	(371,700)	2,614,303	2,614,303	9/30/2011
07387BEP4	1,067,268	—	[2]	(442,627)	624,641	624,641	9/30/2011
07388LAN0	9,981,101	—	[2]	(8,451)	9,972,650	9,972,650	9/30/2011
07388RAK3	2,294,585	—	[2]	(311,238)	1,983,347	1,983,347	9/30/2011
17309DAM5	9,832,170	—	[2]	(6,630,030)	3,202,140	3,202,140	9/30/2011
19075CAJ2	4,783,820	—	[2]	(75,559)	4,708,261	4,708,261	9/30/2011
20173VAM2	4,229,580	—	[2]	(22,387)	4,207,193	4,207,193	9/30/2011
22545YAL5	21,236,054	—	[2]	(3,729,403)	17,506,651	17,506,651	9/30/2011
36228CWE9	2,480,336	—	[2]	(949,793)	1,530,543	1,530,543	9/30/2011
36828QSJ6	4,749,563	—	[2]	(481,884)	4,267,679	4,267,679	9/30/2011
46625YUJ0	21,876,398	—	[2]	(8,431,091)	13,445,307	13,445,307	9/30/2011
46628FAU5	1,637,904	—	[2]	(71,003)	1,566,901	1,566,901	9/30/2011
46630EAL4	2,671,055	—	[2]	(349,834)	2,321,221	2,321,221	9/30/2011
55312TAR4	485,680	—	[2]	(60,710)	424,970	424,970	9/30/2011
55312VAN8	10,737,949	—	[2]	(4,679,620)	6,058,329	6,058,329	9/30/2011
55312VAP3	17,043,877	—	[2]	(10,678,494)	6,365,383	6,365,383	9/30/2011
55312VAR9	7,799,356	—	[2]	(185,910)	7,613,447	7,613,447	9/30/2011
59022HJU7	5,344,727	—	[2]	(597,196)	4,747,531	4,747,531	9/30/2011
59025KAJ1	3,507,263	—	[2]	(1,604,292)	1,902,971	1,902,971	9/30/2011
61750HAK2	5,683,848	—	[2]	(653,094)	5,030,754	5,030,754	9/30/2011
92976BBV3	12,467,305	—	[2]	(1,416,440)	11,050,865	11,050,865	9/30/2011
92978MAL0	6,740,664	—	[2]	(1,018,481)	5,722,183	5,722,183	9/30/2011
03072SQV0	694,989	602,534		(92,455)	602,534	441,933	6/30/2011
126670GR3	5,416,291	5,190,365		(225,926)	5,190,365	3,016,097	6/30/2011
12668ASQ9	18,889,756	18,195,156		(694,600)	18,195,156	17,989,930	6/30/2011
12668ASR7	6,667,207	6,368,377		(298,830)	6,368,377	4,739,805	6/30/2011
16165LAG5	12,333,221	12,311,672		(21,549)	12,311,672	11,544,529	6/30/2011
21075WBA2	1,551,510	1,544,351		(7,159)	1,544,351	1,493,611	6/30/2011
3622ELAD8	37,605,697	36,833,238		(772,459)	36,833,238	32,652,797	6/30/2011
46628CAD0	16,673,627	16,499,629		(173,998)	16,499,629	14,365,080	6/30/2011
525221CM7	23,311,901	23,306,182		(5,719)	23,306,182	16,105,313	6/30/2011
525221DF1	26,458,975	26,180,867		(278,108)	26,180,867	25,862,099	6/30/2011
525221EB9	23,883,119	23,305,539		(577,580)	23,305,539	20,824,874	6/30/2011
52523KAH7	10,623,645	10,156,312		(467,333)	10,156,312	7,529,057	6/30/2011
61749WAH0	3,775,210	3,619,957		(155,253)	3,619,957	3,061,191	6/30/2011
61749WAJ6	2,639,940	2,503,794		(136,146)	2,503,794	2,140,023	6/30/2011

Intelligent Variable Annuity ■ Statement of Additional Information	B-135

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
61750YAF6	$29,536,727	$28,464,536		$(1,072,191)	$28,464,536	$28,014,201	6/30/2011
74924PAJ1	379,543	154,379		(225,164)	154,379	158,197	6/30/2011
760985WT4	366,614	213,018		(153,596)	213,018	47,090	6/30/2011
760985YX3	6,166,894	5,816,442		(350,452)	5,816,442	1,077,367	6/30/2011
760985YY1	582,188	281,856		(300,332)	281,856	107,740	6/30/2011
76110WRW8	2,466,943	2,224,582		(242,361)	2,224,582	670,391	6/30/2011
76110WSF4	18,410,240	18,239,875		(170,365)	18,239,875	9,853,689	6/30/2011
76110WXR2	8,889,893	8,521,705		(368,188)	8,521,705	4,440,835	6/30/2011
79550DAD1	4,258,742	4,110,947		(147,795)	4,110,947	2,983,636	6/30/2011
059511AL9	4,685,314	3,807,010		(878,304)	3,807,010	2,185,614	6/30/2011
07387BEQ2	266,043	—	*	(266,043)	—	833,700	6/30/2011
07388RAH0	20,171,795	12,373,206		(7,798,589)	12,373,206	13,809,944	6/30/2011
07388VAK4	7,974,854	7,633,817		(341,037)	7,633,817	4,718,009	6/30/2011
07388VAL2	6,973,679	3,513,683		(3,459,996)	3,513,683	10,081,157	6/30/2011
07401DAM3	2,793,504	2,090,294		(703,210)	2,090,294	2,601,535	6/30/2011
07401DAN1	2,209,235	1,707,746		(501,489)	1,707,746	6,656,890	6/30/2011
17310MAL4	3,811,232	2,312,053		(1,499,179)	2,312,053	2,880,693	6/30/2011
17310MAS9	413,377	268,555		(144,822)	268,555	1,070,687	6/30/2011
20047QAM7	2,931,027	2,482,198		(448,829)	2,482,198	9,492,008	6/30/2011
20047QAN5	1,083,109	608,636		(474,473)	608,636	5,705,568	6/30/2011
20173TAP0	444,753	372,922		(71,831)	372,922	4,986,279	6/30/2011
22544QAK5	369,203	191,537		(177,666)	191,537	4,485,326	6/30/2011
225458VY1	11,201,665	2,762,419		(8,439,246)	2,762,419	2,046,600	6/30/2011
22545YAL5	14,852,343	5,600,666		(9,251,677)	5,600,666	9,478,676	6/30/2011
22545YAN1	14,307,085	237,123		(14,069,962)	237,123	9,454,574	6/30/2011
22545YAQ4	2,994,326	102,351		(2,891,975)	102,351	6,349,439	6/30/2011
22545YAS0	2,253,407	—	*	(2,253,407)	—	6,676,487	6/30/2011
361849K84	308,401	—	*	(308,401)	—	2,388,397	6/30/2011
36828QSL1	425,621	193,835		(231,786)	193,835	993,103	6/30/2011
396789KF5	4,330,436	3,231,663		(1,098,773)	3,231,663	1,727,913	6/30/2011
46625MQ77	257,122	133,559		(123,563)	133,559	205,442	6/30/2011
46625MZG7	7,872,548	6,303,333		(1,569,215)	6,303,333	8,624,734	6/30/2011
46625YA60	2,985,770	1,382,420		(1,603,350)	1,382,420	1,153,210	6/30/2011
46625YA78	361,470	—	*	(361,470)	—	1,082,782	6/30/2011
46625YC68	25,139	—	*	(25,139)	—	364,800	6/30/2011
46625YQ89	311,350	254,460		(56,890)	254,460	1,509,630	6/30/2011
46625YRB1	2,848,883	2,203,328		(645,555)	2,203,328	1,201,335	6/30/2011
46629GAP3	790,615	756,719		(33,896)	756,719	3,807,059	6/30/2011
46629GAQ1	299,805	136,304		(163,501)	136,304	2,099,413	6/30/2011
46629PAG3	3,785,480	2,501,865		(1,283,615)	2,501,865	3,546,260	6/30/2011
46629PAU2	421,316	351,240		(70,076)	351,240	1,505,654	6/30/2011
46630AAC2	327,069	242,804		(84,265)	242,804	875,000	6/30/2011
46631BAP0	520,501	178,624		(341,877)	178,624	5,045,346	6/30/2011
50180JAG0	35,106,978	34,821,850		(285,128)	34,821,850	26,270,801	6/30/2011
50180JAJ4	1,472,798	85,964		(1,386,834)	85,964	6,437,085	6/30/2011
52108MDQ3	8,019,074	4,276,193		(3,742,881)	4,276,193	1,865,461	6/30/2011
52108MDS9	4,556,005	1,612,872		(2,943,133)	1,612,872	1,000,000	6/30/2011
52108MDU4	923,680	153,239		(770,441)	153,239	400,000	6/30/2011
59025KAJ1	3,911,404	3,487,720		(423,684)	3,487,720	2,281,862	6/30/2011
59025KAK8	14,098,654	4,035,144		(10,063,510)	4,035,144	7,378,574	6/30/2011
60688BAJ7	20,725,566	11,672,299		(9,053,267)	11,672,299	10,546,935	6/30/2011
60688BAM0	1,292,276	—	*	(1,292,276)	—	1,844,769	6/30/2011
60688BAS7	1,015,664	—	*	(1,015,664)	—	1,920,945	6/30/2011
617451CA5	6,856,720	6,618,744		(237,976)	6,618,744	3,409,175	6/30/2011
61745MX40	467,147	456,400		(10,747)	456,400	2,090,886	6/30/2011
61751NAN2	2,219,120	1,959,479		(259,641)	1,959,479	1,983,658	6/30/2011

B-136	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
61753JAL3	$349,048	$184,198	$(164,850)	$184,198	$5,067,583	6/30/2011
61754KAH8	31,916,904	25,308,458	(6,608,446)	25,308,458	26,570,862	6/30/2011
74438WAN6	400,684	305,443	(95,241)	305,443	23,023	6/30/2011
92976BGE6	4,985,198	807,846	(4,177,352)	807,846	1,378,953	6/30/2011
94352MAE8	20,000,000	12,078,604	(7,921,396)	12,078,604	4,886,400	6/30/2011
05948KC98	16,688,309	16,679,711	(8,598)	16,679,711	15,591,701	6/30/2011
05948KKZ1	4,210,412	3,655,833	(554,579)	3,655,833	2,534,931	6/30/2011
05948KLA5	489,827	296,688	(193,139)	296,688	622,602	6/30/2011
05948KP37	10,167,635	10,135,821	(31,814)	10,135,821	10,005,554	6/30/2011
05949AA67	1,743,978	1,411,357	(332,621)	1,411,357	3,201,888	6/30/2011
05949AM31	121,686	94,954	(26,732)	94,954	90,534	6/30/2011
05949AMP2	522,129	411,275	(110,854)	411,275	1,154,031	6/30/2011
12543TAD7	9,394,168	9,055,170	(338,998)	9,055,170	9,351,070	6/30/2011
12543XAD8	24,623,511	24,606,300	(17,211)	24,606,300	22,823,175	6/30/2011
12544AAC9	47,196,010	46,389,700	(806,310)	46,389,700	43,866,350	6/30/2011
12544DAK5	21,279,994	21,263,602	(16,392)	21,263,602	21,290,700	6/30/2011
12544LAK7	30,599,865	30,093,760	(506,105)	30,093,760	30,403,424	6/30/2011
12545CAU4	36,946,640	36,898,080	(48,560)	36,898,080	35,045,960	6/30/2011
12667F7D1	24,022,504	23,967,516	(54,988)	23,967,516	22,177,373	6/30/2011
12667FR98	997,492	739,430	(258,062)	739,430	1,811,075	6/30/2011
12667FW92	6,583,670	6,483,531	(100,139)	6,483,531	6,779,092	6/30/2011
12667FYZ2	9,034,528	7,354,134	(1,680,394)	7,354,134	6,185,202	6/30/2011
12667GFT5	18,442,849	18,442,840	(9)	18,442,840	15,025,502	6/30/2011
12667GQA4	21,384,266	21,381,385	(2,881)	21,381,385	20,056,759	6/30/2011
12667GUG6	5,167,610	5,167,297	(313)	5,167,297	5,112,152	6/30/2011
126694JS8	27,808,907	27,770,828	(38,079)	27,770,828	22,993,126	6/30/2011
126694W61	24,217,642	23,678,080	(539,562)	23,678,080	22,368,908	6/30/2011
12669EL95	8,284,724	7,721,748	(562,976)	7,721,748	6,558,419	6/30/2011
12670AAF8	44,922,498	44,783,315	(139,183)	44,783,315	44,789,385	6/30/2011
161631AV8	39,796,299	39,278,742	(517,557)	39,278,742	37,422,710	6/30/2011
16163BAP9	27,734,334	27,304,404	(429,930)	27,304,404	26,377,189	6/30/2011
17025AAB8	16,059,004	15,895,940	(163,064)	15,895,940	17,624,540	6/30/2011
17025JAB9	36,896,570	36,624,793	(271,777)	36,624,793	36,327,947	6/30/2011
17025TAV3	27,341,745	27,328,845	(12,900)	27,328,845	26,350,131	6/30/2011
17310AAR7	32,471,083	32,412,785	(58,298)	32,412,785	33,225,945	6/30/2011
17312FAD5	9,800,667	9,780,400	(20,267)	9,780,400	9,285,010	6/30/2011
22541SVH8	5,329,789	5,234,541	(95,248)	5,234,541	4,879,329	6/30/2011
32051G2J3	21,238,137	21,014,956	(223,181)	21,014,956	20,281,432	6/30/2011
32051GVL6	23,829,503	23,685,971	(143,532)	23,685,971	22,766,429	6/30/2011
36185MEG3	14,514,115	14,486,354	(27,761)	14,486,354	14,554,166	6/30/2011
3622MPAN8	28,462,267	28,389,939	(72,328)	28,389,939	27,765,585	6/30/2011
3622MPBE7	49,870,925	49,615,350	(255,575)	49,615,350	46,550,600	6/30/2011
45660LPD5	13,547,007	13,379,208	(167,799)	13,379,208	12,110,328	6/30/2011
46627MAC1	10,677,787	10,335,468	(342,319)	10,335,468	10,083,260	6/30/2011
46628YBK5	28,786,021	28,636,816	(149,205)	28,636,816	27,420,781	6/30/2011
46628YBP4	15,078,124	14,990,171	(87,953)	14,990,171	14,237,700	6/30/2011
749577AL6	17,584,234	17,450,729	(133,505)	17,450,729	12,436,493	6/30/2011
74957EAE7	17,814,093	17,577,167	(236,926)	17,577,167	17,262,933	6/30/2011
74957EAF4	37,205,793	36,827,984	(377,809)	36,827,984	35,373,641	6/30/2011
74957VAQ2	21,230,104	21,068,104	(162,000)	21,068,104	20,265,315	6/30/2011
74957XAF2	36,103,087	35,807,508	(295,579)	35,807,508	32,022,553	6/30/2011
749583AH3	9,815,438	9,752,111	(63,327)	9,752,111	8,703,301	6/30/2011
74958AAH7	26,951,193	26,897,160	(54,033)	26,897,160	25,899,660	6/30/2011
74958EAD8	47,862,448	47,451,650	(410,798)	47,451,650	47,469,000	6/30/2011
75115CAG2	7,208,598	6,931,280	(277,318)	6,931,280	6,802,458	6/30/2011
7609856L0	4,396,370	4,200,274	(196,096)	4,200,274	3,097,026	6/30/2011

Intelligent Variable Annuity ■ Statement of Additional Information	B-137

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
76110HHA0	$8,737,053	$8,559,813		$(177,240)	$8,559,813	$7,568,913	6/30/2011
76110HHB8	1,254,860	1,006,472		(248,388)	1,006,472	2,316,831	6/30/2011
76110HX87	22,233,784	22,177,729		(56,055)	22,177,729	16,733,815	6/30/2011
761118CZ9	9,709,887	9,396,854		(313,033)	9,396,854	8,761,849	6/30/2011
761118PQ5	11,601,676	11,402,188		(199,488)	11,402,188	10,342,383	6/30/2011
94980SAS4	37,491,045	37,417,720		(73,325)	37,417,720	39,170,800	6/30/2011
94980SBJ3	18,923,461	18,874,400		(49,061)	18,874,400	19,442,560	6/30/2011
949837AF5	68,304,020	68,037,751		(266,269)	68,037,751	65,159,759	6/30/2011
949837BE7	19,770,628	19,689,484		(81,144)	19,689,484	19,695,651	6/30/2011
949837BK3	8,492,068	8,459,611		(32,457)	8,459,611	8,359,376	6/30/2011
949837CC0	25,381,819	25,201,881		(179,938)	25,201,881	25,004,770	6/30/2011
94984AAR1	28,984,526	28,920,780		(63,746)	28,920,780	28,157,580	6/30/2011
94984AAS9	9,834,523	9,822,590		(11,933)	9,822,590	9,563,280	6/30/2011
94984FAR0	35,000,570	34,869,922		(130,648)	34,869,922	35,442,517	6/30/2011
94984HAC9	36,057,606	35,832,279		(225,327)	35,832,279	36,678,932	6/30/2011
94985JAB6	48,194,982	48,015,850		(179,132)	48,015,850	46,991,250	6/30/2011
94985JBR0	29,095,015	28,960,567		(134,448)	28,960,567	29,230,889	6/30/2011
94985JCA6	28,455,723	28,384,350		(71,373)	28,384,350	27,959,490	6/30/2011
94985LAD7	15,372,480	15,341,859		(30,621)	15,341,859	15,296,021	6/30/2011
94985RAP7	60,789,484	60,595,456		(194,028)	60,595,456	60,278,912	6/30/2011
94985WAP6	20,503,066	20,440,065		(63,001)	20,440,065	20,928,461	6/30/2011
94985WAQ4	76,047,217	75,699,850		(347,367)	75,699,850	71,018,745	6/30/2011
94985WBL4	36,808,718	36,638,302		(170,416)	36,638,302	37,093,079	6/30/2011
94986AAC2	109,651,376	109,007,990		(643,386)	109,007,990	106,429,740	6/30/2011
07387BEP4	1,236,850	—	[2]	(169,582)	1,067,268	1,067,268	6/30/2011
92976BBV3	12,846,900	—	[2]	(379,595)	12,467,305	1,800,333	6/30/2011
36828QSJ6	4,838,046	—	[2]	(88,483)	4,749,563	4,749,563	6/30/2011
05950VAR1	3,804,276	—	[2]	(818,273)	2,986,003	2,986,003	6/30/2011
004421MW0	26,134,851	25,819,133		(315,718)	25,819,133	19,948,526	3/31/2011
02148YAD6	18,373,356	18,039,367		(333,989)	18,039,367	16,089,686	3/31/2011
026710AE3	447,206	207,373		(239,833)	207,373	203,765	3/31/2011
03072SQV0	1,006,103	715,796		(290,307)	715,796	464,149	3/31/2011
05947UML9	3,114,619	2,835,685		(278,934)	2,835,685	216,693	3/31/2011
05947UMM7	36,450	—	*	(36,450)	—	143,238	3/31/2011
05948KC98	16,862,524	16,843,139		(19,385)	16,843,139	15,742,234	3/31/2011
05948KLA5	604,953	530,956		(73,997)	530,956	632,086	3/31/2011
05949AA67	2,006,284	1,869,181		(137,103)	1,869,181	3,218,466	3/31/2011
05949AM23	544,074	518,756		(25,318)	518,756	1,357,721	3/31/2011
05950VAT7	385,620	1,156		(384,464)	1,156	912,000	3/31/2011
07401DAM3	3,084,496	2,799,300		(285,195)	2,799,301	2,619,104	3/31/2011
12498NAC7	4,672,423	4,272,197		(400,226)	4,272,197	2,426,275	3/31/2011
12544RAL2	8,561,484	8,498,630		(62,854)	8,498,630	7,859,330	3/31/2011
126670GR3	6,082,523	5,437,768		(644,755)	5,437,768	2,819,453	3/31/2011
126670QT8	3,444,883	3,125,126		(319,756)	3,125,127	2,864,320	3/31/2011
126670QU5	12,164,039	11,087,890		(1,076,149)	11,087,890	9,755,060	3/31/2011
126671R65	3,570,814	3,006,150		(564,664)	3,006,150	1,404,321	3/31/2011
126671R73	1,795,347	1,764,930		(30,417)	1,764,930	1,228,587	3/31/2011
12667FMJ1	16,261,545	15,767,157		(494,388)	15,767,157	10,371,867	3/31/2011
12667FR98	1,187,196	1,158,180		(29,016)	1,158,180	1,742,980	3/31/2011
12668ASR7	6,843,785	6,680,512		(163,273)	6,680,512	4,824,802	3/31/2011
126694W61	24,040,337	23,883,605		(156,732)	23,883,605	22,027,517	3/31/2011
126694XQ6	30,700,106	30,394,828		(305,278)	30,394,828	24,847,192	3/31/2011
12669DN87	673,777	332,309		(341,468)	332,309	1,020,537	3/31/2011
12669EL95	8,482,550	8,401,553		(80,997)	8,401,553	6,635,352	3/31/2011
12669YAF9	19,384,353	18,899,059		(485,294)	18,899,059	18,754,880	3/31/2011
12669YAH5	14,838,083	14,575,582		(262,501)	14,575,582	13,168,921	3/31/2011

B-138	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
12669YAX0	$14,411,235	$14,187,029		$(224,206)	$14,187,029	$12,623,821	3/31/2011
14986DAR1	4,505,447	—	*	(4,505,447)	—	5,096,414	3/31/2011
14986DAT7	1,763,028	—	*	(1,763,028)	—	3,662,959	3/31/2011
152314DS6	762,010	507,336		(254,674)	507,336	409,085	3/31/2011
161546JL1	1,485,648	1,470,737		(14,911)	1,470,737	670,185	3/31/2011
161631AV8	40,084,936	39,812,268		(272,668)	39,812,268	40,647,651	3/31/2011
16163BAP9	28,144,708	27,759,884		(384,824)	27,759,884	26,372,292	3/31/2011
17025JAB9	36,901,741	36,893,393		(8,348)	36,893,393	35,781,306	3/31/2011
17310MAL4	5,011,529	3,828,689		(1,182,840)	3,828,689	2,852,490	3/31/2011
17310MAS9	507,205	459,730		(47,475)	459,730	1,122,064	3/31/2011
20047QAM7	17,902,880	3,151,682		(14,751,198)	3,151,682	10,004,112	3/31/2011
20047QAN5	4,566,404	1,233,498		(3,332,906)	1,233,498	5,994,850	3/31/2011
20173QAJ0	10,027,487	6,204,989		(3,822,498)	6,204,989	7,075,800	3/31/2011
20173QAK7	4,074,318	977,794		(3,096,524)	977,794	4,044,972	3/31/2011
21075WCJ2	837,354	835,799		(1,555)	835,799	787,697	3/31/2011
22541SVH8	6,333,087	5,504,066		(829,021)	5,504,066	4,916,925	3/31/2011
251511AC5	14,410,235	13,394,657		(1,015,578)	13,394,657	12,423,542	3/31/2011
294751BY7	2,387,325	2,360,048		(27,277)	2,360,048	1,504,496	3/31/2011
31393YY41	18,208,783	17,806,025		(402,758)	17,806,025	10,393,929	3/31/2011
32051GN35	26,461,628	26,378,642		(82,986)	26,378,642	23,764,864	3/31/2011
32051GP41	19,478,996	19,470,340		(8,656)	19,470,340	18,338,240	3/31/2011
36159XAJ9	18,655,072	18,319,742		(335,329)	18,319,743	15,945,138	3/31/2011
361849N57	4,911,220	2,623,916		(2,287,304)	2,623,916	3,199,540	3/31/2011
361849N73	460,265	—	*	(460,265)	—	4,367,499	3/31/2011
361849R61	7,914,732	2,971,019		(4,943,713)	2,971,019	5,335,530	3/31/2011
361849R79	895,563	525,976		(369,587)	525,976	2,916,576	3/31/2011
361849R87	735,488	111,137		(624,351)	111,137	3,411,975	3/31/2011
361849S29	249,893	—	*	(249,893)	—	1,165,320	3/31/2011
36185MEG3	14,705,421	14,668,815		(36,606)	14,668,815	14,668,500	3/31/2011
36228CWE9	3,886,399	2,548,357		(1,338,042)	2,548,357	2,438,455	3/31/2011
3622ELAD8	39,373,123	38,814,468		(558,655)	38,814,468	31,156,752	3/31/2011
3622MPBE7	49,903,985	49,896,450		(7,535)	49,896,450	46,499,450	3/31/2011
362334ME1	20,513,172	20,302,969		(210,203)	20,302,969	17,775,971	3/31/2011
36237UAA0	1,976,834	299,340		(1,677,494)	299,340	297,358	3/31/2011
36828QSL1	840,928	424,359		(416,569)	424,359	1,028,900	3/31/2011
42332QAL7	7,413,917	7,006,131		(407,786)	7,006,131	4,262,450	3/31/2011
46614KAB2	1,868,652	—	*	(1,868,652)	—	500,000	3/31/2011
46625MUH0	821,129	—	*	(821,129)	—	220,515	3/31/2011
46625YA60	3,001,274	2,987,204		(14,070)	2,987,204	1,169,679	3/31/2011
46625YA78	1,159,363	412,216		(747,147)	412,216	1,294,484	3/31/2011
46625YRB1	2,951,644	2,865,195		(86,449)	2,865,195	1,359,505	3/31/2011
46628FAU5	1,967,897	1,719,301		(248,596)	1,719,301	1,825,165	3/31/2011
46629GAP3	936,874	879,532		(57,342)	879,532	4,061,715	3/31/2011
46629YAM1	3,820,870	3,679,982		(140,888)	3,679,982	12,486,100	3/31/2011
46629YAQ2	852,181	661,343		(190,838)	661,343	2,520,828	3/31/2011
46630AAC2	371,986	371,665		(321)	371,665	875,000	3/31/2011
46630AAG3	228,652	188,527		(40,125)	188,527	360,000	3/31/2011
46630VAP7	1,281,382	880,273		(401,109)	880,273	2,263,308	3/31/2011
46631BAM7	1,751,643	1,650,633		(101,010)	1,650,633	4,974,190	3/31/2011
46631BAN5	2,067,269	1,962,050		(105,219)	1,962,050	11,743,724	3/31/2011
46632HAR2	338,594	321,213		(17,381)	321,213	1,795,207	3/31/2011
50180JAJ4	5,395,600	1,633,764		(3,761,836)	1,633,764	6,873,272	3/31/2011
525221CM7	24,035,186	23,366,873		(668,313)	23,366,873	16,725,997	3/31/2011
525221EB9	25,485,754	24,683,537		(802,217)	24,683,537	20,946,595	3/31/2011
53944MAC3	156,591	—	*	(156,591)	—	245,000	3/31/2011
55312TAG8	20,019,218	19,735,250		(283,968)	19,735,250	16,315,940	3/31/2011

Intelligent Variable Annuity ■ Statement of Additional Information	B-139

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
55312TAH6	$2,207,998	$1,665,240		$(542,758)	$1,665,240	$6,930,460	3/31/2011
55312TAK9	1,463,616	1,366,983		(96,633)	1,366,983	7,008,850	3/31/2011
55312VAR9	9,431,476	8,193,211		(1,238,265)	8,193,211	9,462,173	3/31/2011
576434SW5	6,822,609	6,643,763		(178,846)	6,643,763	7,308,884	3/31/2011
59023BAM6	1,241,964	1,138,167		(103,797)	1,138,167	2,100,000	3/31/2011
59023BAN4	759,062	742,577		(16,485)	742,577	2,100,000	3/31/2011
59025KAK8	14,863,537	14,158,504		(705,033)	14,158,504	10,938,160	3/31/2011
61745MX40	2,829,155	500,821		(2,328,334)	500,821	2,223,453	3/31/2011
61745MX57	410,915	236,164		(174,751)	236,164	1,707,255	3/31/2011
61750HAN6	713,810	682,666		(31,144)	682,666	1,899,386	3/31/2011
61750YAF6	30,510,824	30,257,642		(253,182)	30,257,642	28,800,452	3/31/2011
61753JAM1	265,953	262,049		(3,904)	262,049	4,110,640	3/31/2011
61754KAH8	32,037,425	31,954,014		(83,411)	31,954,014	28,214,790	3/31/2011
749577AL6	17,749,260	17,612,942		(136,318)	17,612,942	12,463,414	3/31/2011
74957EAE7	18,052,385	17,809,927		(242,458)	17,809,927	17,254,742	3/31/2011
74957EAF4	37,739,040	37,226,534		(512,506)	37,226,534	35,384,715	3/31/2011
74957VAQ2	21,876,010	21,776,902		(99,108)	21,776,902	20,502,339	3/31/2011
74957XAF2	36,336,989	36,121,369		(215,620)	36,121,369	32,099,111	3/31/2011
749583AH3	9,922,978	9,828,768		(94,210)	9,828,768	8,661,614	3/31/2011
74958AAD6	31,449,361	30,659,726		(789,635)	30,659,726	28,651,915	3/31/2011
74958AAH7	27,528,556	26,958,450		(570,106)	26,958,450	25,888,560	3/31/2011
74958EAD8	48,651,248	47,887,750		(763,498)	47,887,750	47,710,650	3/31/2011
75971EAF3	361,836	355,848		(5,988)	355,848	286,121	3/31/2011
76110H5M7	46,775	40,179		(6,596)	40,179	68,194	3/31/2011
76110HNQ8	2,633,445	2,541,404		(92,041)	2,541,404	1,896,437	3/31/2011
76110HSH3	994,572	886,275		(108,297)	886,275	561,962	3/31/2011
76110WTB2	3,595,530	3,411,697		(183,833)	3,411,697	1,293,373	3/31/2011
76110WTU0	2,611,711	2,532,463		(79,248)	2,532,463	1,045,322	3/31/2011
76110WUL8	14,294,626	14,272,968		(21,658)	14,272,968	6,850,410	3/31/2011
76110WWK8	1,519,032	971,769		(547,263)	971,769	636,777	3/31/2011
76110WXR2	9,343,952	8,901,101		(442,851)	8,901,101	4,685,343	3/31/2011
761118CZ9	9,917,785	9,852,696		(65,090)	9,852,695	8,930,139	3/31/2011
761118PQ5	11,963,158	11,871,034		(92,124)	11,871,034	10,061,385	3/31/2011
76113GAC2	220,904	168,594		(52,310)	168,594	387,051	3/31/2011
81375WHJ8	11,994,033	11,748,937		(245,096)	11,748,937	6,288,801	3/31/2011
81375WHK5	3,583,984	3,560,106		(23,878)	3,560,106	2,697,555	3/31/2011
86359BFG1	2,961,522	1,918,424		(1,043,098)	1,918,424	2,105,972	3/31/2011
92976UAA8	2,539,718	2,288,499		(251,219)	2,288,499	5,600,000	3/31/2011
92977RAK2	5,148,529	4,022,306		(1,126,222)	4,022,307	4,002,510	3/31/2011
94980SBJ3	18,920,645	18,908,520		(12,125)	18,908,520	19,434,920	3/31/2011
949837AF5	68,370,975	68,287,919		(83,056)	68,287,919	65,117,660	3/31/2011
949837BE7	19,786,077	19,760,611		(25,465)	19,760,612	19,692,088	3/31/2011
949837BK3	8,501,003	8,490,907		(10,095)	8,490,908	8,357,873	3/31/2011
94984FAR0	35,153,298	35,006,469		(146,829)	35,006,469	35,362,766	3/31/2011
94984XAB6	9,278,978	9,211,401		(67,577)	9,211,401	9,528,038	3/31/2011
94984XAD2	7,673,000	7,617,061		(55,939)	7,617,061	7,877,512	3/31/2011
94984XAM2	11,712,546	11,626,954		(85,592)	11,626,954	12,019,770	3/31/2011
94985JAB6	48,221,105	48,202,750		(18,355)	48,202,750	47,740,150	3/31/2011
94985JBR0	29,114,124	29,102,779		(11,345)	29,102,779	29,598,947	3/31/2011
94985JCA6	28,507,528	28,483,710		(23,818)	28,483,710	28,460,520	3/31/2011
94986AAC2	109,742,861	109,672,080		(70,781)	109,672,080	106,206,985	3/31/2011
740408AA7	9,395,362	—	[2]	(2,503,582)	6,891,780	6,891,780	3/31/2011
92976BBV3	1,982,600	—	[2]	(127,452)	1,855,148	1,855,148	3/31/2011
05950VAR1	3,836,136	—	[2]	(31,860)	3,804,276	3,804,276	3/31/2011
36828QSJ6	4,973,252	—	[2]	(135,206)	4,838,046	4,838,046	3/31/2011
92976BBV3	11,746,905	—	[2]	(755,153)	10,991,752	10,991,752	3/31/2011

B-140	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
07387BEP4	$1,426,135	$—	[2]	$(189,284)	$1,236,851	$1,236,850	3/31/2011
00253CHY6	3,100,607	1,882,904		(1,217,703)	1,882,904	1,186,653	12/31/2010
02660TFM0	9,072,871	8,993,573		(79,299)	8,993,572	5,104,550	12/31/2010
03762AAG4	2,101,951	2,013,090		(88,862)	2,013,089	1,179,900	12/31/2010
05947UMM7	1,960,454	36,450		(1,924,005)	36,449	149,096	12/31/2010
05950VAP5	13,448,285	10,560,944		(2,887,341)	10,560,944	6,026,132	12/31/2010
05950VAT7	1,600,210	411,018		(1,189,192)	411,018	684,000	12/31/2010
059511AM7	1,035,890	—	*	(1,035,890)	—	1,105,164	12/31/2010
059511AS4	749,798	—	*	(749,798)	—	1,406,667	12/31/2010
059511AU9	845,707	—	*	(845,707)	—	1,373,330	12/31/2010
07383F6U7	2,490,124	2,094,926		(395,199)	2,094,925	3,100,870	12/31/2010
07387BEQ2	820,330	447,544		(372,786)	447,544	1,811,230	12/31/2010
07388RAL1	493,059	—	*	(493,059)	—	3,027,355	12/31/2010
07388VAL2	10,747,974	7,302,404		(3,445,570)	7,302,404	4,214,420	12/31/2010
07388YBC5	1,417,660	—	*	(1,417,660)	—	990,577	12/31/2010
07388YBE1	855,193	—	*	(855,193)	—	630,000	12/31/2010
07401DAM3	3,439,369	3,083,707		(355,662)	3,083,707	1,972,655	12/31/2010
12498NAC7	4,999,786	4,674,166		(325,620)	4,674,166	2,499,495	12/31/2010
126671R65	3,749,037	3,574,283		(174,754)	3,574,283	1,375,277	12/31/2010
126671TV8	435,057	319,559		(115,498)	319,559	168,056	12/31/2010
126671TW6	448,023	394,139		(53,884)	394,139	210,082	12/31/2010
14986DAR1	10,107,291	4,565,745		(5,541,546)	4,565,745	5,114,828	12/31/2010
14986DAT7	3,644,860	1,876,782		(1,768,078)	1,876,782	5,615,912	12/31/2010
20047EAM4	1,814,136	1,197,606		(616,529)	1,197,607	5,642,594	12/31/2010
20047QAN5	11,304,365	4,660,376		(6,643,989)	4,660,376	5,416,753	12/31/2010
20173QAK7	6,017,476	4,101,651		(1,915,825)	4,101,651	3,633,294	12/31/2010
20173TAP0	1,780,482	722,541		(1,057,941)	722,541	3,688,180	12/31/2010
22544QAK5	1,798,847	709,514		(1,089,333)	709,514	6,708,762	12/31/2010
22545LAV1	304,002	301,815		(2,187)	301,815	328,910	12/31/2010
22608SAD0	3,150,813	3,071,255		(79,558)	3,071,255	600,009	12/31/2010
294751DY5	1,226,812	903,019		(323,793)	903,019	260,169	12/31/2010
36159XAJ9	19,512,730	18,670,215		(842,515)	18,670,215	10,504,542	12/31/2010
361849N57	5,009,542	4,922,538		(87,004)	4,922,538	3,074,680	12/31/2010
361849N73	1,264,245	704,838		(559,408)	704,837	4,954,623	12/31/2010
361849R61	9,617,774	7,935,307		(1,682,467)	7,935,307	4,877,148	12/31/2010
361849R79	4,702,135	963,680		(3,738,455)	963,680	2,659,464	12/31/2010
361849R87	1,586,254	866,712		(719,542)	866,712	3,096,156	12/31/2010
361849S29	426,981	326,781		(100,200)	326,781	1,165,320	12/31/2010
36228CDP5	707,260	471,909		(235,350)	471,910	1,040,356	12/31/2010
36228CWE9	4,574,013	3,905,338		(668,675)	3,905,338	2,234,865	12/31/2010
36228CYQ0	18,382,849	18,045,609		(337,240)	18,045,609	12,913,908	12/31/2010
3622ELAD8	41,439,863	40,333,121		(1,106,743)	40,333,120	32,759,823	12/31/2010
3622MSAC6	427,403	—	*	(427,403)	—	75,000	12/31/2010
362332AM0	4,533,075	4,250,580		(282,495)	4,250,580	1,500,000	12/31/2010
362334ME1	21,081,013	20,974,960		(106,052)	20,974,961	16,318,857	12/31/2010
36298JAA1	21,479,336	19,948,371		(1,530,965)	19,948,371	13,746,958	12/31/2010
46625MQ77	619,843	270,160		(349,683)	270,160	196,715	12/31/2010
46625MUH0	1,191,047	821,129		(369,918)	821,129	635,138	12/31/2010
46625YA78	3,989,943	1,223,441		(2,766,502)	1,223,441	1,199,316	12/31/2010
46625YC68	192,699	137,255		(55,444)	137,255	304,000	12/31/2010
46625YQ63	3,341,845	2,972,005		(369,839)	2,972,006	2,933,371	12/31/2010
46625YQ89	424,305	398,175		(26,130)	398,175	1,386,337	12/31/2010
46625YRB1	4,095,553	3,032,137		(1,063,415)	3,032,138	2,185,563	12/31/2010
46628FAU5	3,244,633	2,010,466		(1,234,168)	2,010,465	1,417,955	12/31/2010
46629GAP3	4,402,923	1,023,733		(3,379,190)	1,023,733	3,635,317	12/31/2010
46629GAQ1	911,998	445,384		(466,614)	445,384	1,984,740	12/31/2010

Intelligent Variable Annuity ■ Statement of Additional Information	B-141

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
46629PAG3	$4,152,176	$3,729,601		$(422,575)	$3,729,601	$2,989,477	12/31/2010
46629PAU2	625,708	491,322		(134,386)	491,322	1,395,696	12/31/2010
46629YAM1	4,299,779	4,041,162		(258,617)	4,041,162	8,095,640	12/31/2010
46629YAQ2	955,307	909,968		(45,339)	909,968	1,874,158	12/31/2010
46630AAC2	494,162	414,909		(79,253)	414,909	595,000	12/31/2010
46631BAM7	3,754,144	1,860,108		(1,894,036)	1,860,108	4,424,780	12/31/2010
46631BAN5	4,758,756	2,507,697		(2,251,059)	2,507,697	10,524,883	12/31/2010
46631BAP0	1,116,985	1,083,703		(33,282)	1,083,703	4,835,036	12/31/2010
46632HAQ4	387,089	234,521		(152,568)	234,521	640,263	12/31/2010
46632HAR2	657,982	413,493		(244,489)	413,493	1,445,123	12/31/2010
50179AAL1	13,174,417	12,419,388		(755,029)	12,419,388	4,828,886	12/31/2010
50179AAM9	1,005,481	790,316		(215,165)	790,316	480,000	12/31/2010
50180CAM2	337,891	277,302		(60,588)	277,303	2,842,250	12/31/2010
52108HF82	7,459,725	5,924,508		(1,535,216)	5,924,509	5,205,529	12/31/2010
52108HV76	4,377,380	741,716		(3,635,665)	741,715	1,821,350	12/31/2010
52108MGC1	3,137,225	628,286		(2,508,939)	628,286	1,267,523	12/31/2010
52108MGD9	369,749	—	*	(369,749)	—	497,400	12/31/2010
525221EB9	27,039,152	26,946,966		(92,185)	26,946,967	21,562,436	12/31/2010
55312VAR9	9,678,413	9,608,263		(70,150)	9,608,263	7,471,935	12/31/2010
55313KAH4	8,711,805	6,978,695		(1,733,110)	6,978,695	6,165,800	12/31/2010
59025KAK8	18,903,173	14,904,466		(3,998,707)	14,904,466	9,272,020	12/31/2010
59025WAU0	3,874,226	3,161,797		(712,429)	3,161,797	1,874,928	12/31/2010
60688BAM0	1,868,835	1,400,981		(467,855)	1,400,980	2,517,984	12/31/2010
60688BAS7	1,558,562	1,157,994		(400,568)	1,157,994	2,520,386	12/31/2010
617451CA5	7,211,647	6,847,723		(363,925)	6,847,722	3,362,630	12/31/2010
61746WE97	205,421	114,771		(90,650)	114,771	713,866	12/31/2010
61746WF21	44,826	—	*	(44,826)	—	129,579	12/31/2010
61750HAN6	1,079,242	784,248		(294,993)	784,249	1,234,718	12/31/2010
61753JAL3	1,461,072	613,152		(847,920)	613,152	4,701,500	12/31/2010
61753JAM1	651,003	400,720		(250,283)	400,720	3,409,210	12/31/2010
61753JAN9	436,652	238,561		(198,091)	238,561	1,621,328	12/31/2010
61754KAH8	34,531,549	32,008,838		(2,522,712)	32,008,837	20,419,998	12/31/2010
61754KAN5	14,246,522	—	*	(14,246,522)	—	11,932,260	12/31/2010
61754KAP0	2,120,835	—	*	(2,120,835)	—	3,653,011	12/31/2010
76110WQA7	14,360,762	14,183,345		(177,416)	14,183,346	6,766,953	12/31/2010
76110WRW8	2,900,673	2,557,357		(343,316)	2,557,357	720,800	12/31/2010
81375WHJ8	13,468,350	12,013,441		(1,454,909)	12,013,441	6,643,498	12/31/2010
81375WHK5	3,992,206	3,666,950		(325,256)	3,666,950	2,376,394	12/31/2010
92976UAA8	3,123,080	2,712,496		(410,584)	2,712,496	2,800,000	12/31/2010
92977RAK2	5,447,870	5,160,767		(287,104)	5,160,766	3,041,064	12/31/2010
02148FAW5	23,469,071	23,456,026		(13,045)	23,456,026	20,626,166	12/31/2010
02149HAK6	21,622,113	21,396,405		(225,708)	21,396,405	22,846,880	12/31/2010
02151CBD7	24,471,198	24,001,487		(469,711)	24,001,487	23,706,444	12/31/2010
02151NBA9	15,480,186	15,291,181		(189,005)	15,291,181	13,428,018	12/31/2010
05946XL92	11,074,631	10,989,293		(85,338)	10,989,293	9,273,597	12/31/2010
05948KB65	9,575,839	9,448,438		(127,401)	9,448,438	7,787,100	12/31/2010
05948KC98	17,059,882	17,047,745		(12,137)	17,047,745	15,271,833	12/31/2010
05948KF20	17,433,474	17,417,390		(16,084)	17,417,390	16,163,338	12/31/2010
05948KKZ1	4,378,874	4,348,094		(30,780)	4,348,094	3,162,909	12/31/2010
05948KLA5	748,470	655,160		(93,310)	655,160	968,395	12/31/2010
05948KP37	10,440,935	10,342,820		(98,115)	10,342,820	9,470,228	12/31/2010
12543TAD7	9,455,636	9,424,960		(30,676)	9,424,960	8,013,000	12/31/2010
12543UAD4	42,092,525	41,384,370		(708,155)	41,384,370	38,905,393	12/31/2010
12543UAE2	14,949,354	14,714,571		(234,783)	14,714,571	13,537,440	12/31/2010
12544AAC9	48,165,626	47,278,200		(887,426)	47,278,200	30,525,000	12/31/2010
12544DAK5	21,408,332	21,278,877		(129,455)	21,278,877	19,988,228	12/31/2010

B-142	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
12544DAQ2	$15,270,767	$15,189,090	$(81,677)	$15,189,090	$13,553,792	12/31/2010
12544LAK7	30,760,928	30,597,504	(163,424)	30,597,504	29,382,400	12/31/2010
12544RAL2	8,573,674	8,569,990	(3,684)	8,569,990	6,884,000	12/31/2010
12545CAU4	37,156,526	37,023,160	(133,366)	37,023,160	37,092,000	12/31/2010
12667F4N2	9,394,946	9,362,609	(32,337)	9,362,609	7,370,515	12/31/2010
12667F5J0	19,508,667	19,458,636	(50,031)	19,458,636	16,864,398	12/31/2010
12667F5Z4	6,127,911	6,074,174	(53,737)	6,074,174	23,122,722	12/31/2010
12667F5Z4	21,006,008	20,971,664	(34,344)	20,971,664	23,122,722	12/31/2010
12667F7D1	24,551,494	24,417,749	(133,745)	24,417,749	20,944,078	12/31/2010
12667FR98	1,434,383	1,345,289	(89,094)	1,345,289	2,014,288	12/31/2010
12667FYZ2	11,827,718	9,763,883	(2,063,835)	9,763,883	5,306,397	12/31/2010
12667GBA0	14,356,377	14,265,050	(91,327)	14,265,050	54,951,911	12/31/2010
12667GBA0	23,954,630	23,799,646	(154,984)	23,799,646	54,951,911	12/31/2010
12667GBA0	28,520,429	28,356,700	(163,729)	28,356,700	54,951,911	12/31/2010
12667GFB4	24,466,401	24,329,899	(136,502)	24,329,899	54,299,602	12/31/2010
12667GFB4	41,264,741	41,037,127	(227,614)	41,037,127	54,299,602	12/31/2010
12667GFT5	18,562,240	18,474,874	(87,366)	18,474,874	15,007,688	12/31/2010
12667GJG9	15,775,364	15,766,092	(9,272)	15,766,092	12,829,793	12/31/2010
12667GJR5	50,983,827	50,777,728	(206,099)	50,777,728	40,057,620	12/31/2010
12667GLE1	29,155,691	29,145,504	(10,187)	29,145,504	25,833,254	12/31/2010
12667GQA4	22,109,149	21,879,738	(229,411)	21,879,738	18,047,633	12/31/2010
12667GW74	19,617,942	19,539,187	(78,755)	19,539,187	16,537,691	12/31/2010
12668AAG0	15,979,719	15,516,771	(462,948)	15,516,771	15,873,697	12/31/2010
126694JS8	27,801,206	27,787,428	(13,778)	27,787,428	22,064,889	12/31/2010
126694W61	23,884,838	23,708,747	(176,091)	23,708,747	18,993,432	12/31/2010
126694XQ6	30,891,681	30,711,314	(180,367)	30,711,314	26,691,546	12/31/2010
12669D5V6	3,366,133	3,224,123	(142,010)	3,224,123	2,161,792	12/31/2010
12669DN79	3,832,053	3,076,024	(756,029)	3,076,024	2,305,674	12/31/2010
12669EWY8	8,695,050	8,642,661	(52,389)	8,642,661	6,982,960	12/31/2010
12669EWZ5	1,659,203	1,236,059	(423,144)	1,236,059	1,567,961	12/31/2010
12669YAF9	19,396,737	19,386,356	(10,381)	19,386,356	10,846,750	12/31/2010
12670AAF8	45,556,274	45,009,286	(546,988)	45,009,286	39,241,526	12/31/2010
161631AV8	40,499,302	40,096,350	(402,952)	40,096,350	35,712,547	12/31/2010
16163BAP9	28,514,838	28,163,886	(350,952)	28,163,886	24,986,500	12/31/2010
16165TBJ1	9,210,012	9,136,783	(73,229)	9,136,783	8,184,917	12/31/2010
170255AS2	14,567,961	14,517,614	(50,347)	14,517,614	13,461,000	12/31/2010
17025TAV3	27,400,420	27,375,370	(25,050)	27,375,370	25,509,873	12/31/2010
1729732W8	20,382,764	20,315,199	(67,565)	20,315,199	17,354,537	12/31/2010
17310AAR7	32,430,459	32,419,024	(11,435)	32,419,024	24,900,996	12/31/2010
17312FAD5	9,808,087	9,796,800	(11,287)	9,796,800	8,686,000	12/31/2010
22541Q4M1	6,735,654	6,418,429	(317,225)	6,418,429	3,526,395	12/31/2010
22541SVH8	6,484,621	6,430,759	(53,862)	6,430,759	3,627,227	12/31/2010
251510ET6	3,345,541	3,209,845	(135,696)	3,209,845	1,586,646	12/31/2010
32051DXD9	964,040	883,028	(81,012)	883,028	887,873	12/31/2010
32051DXE7	704,378	616,897	(87,481)	616,897	627,581	12/31/2010
32051G2J3	20,635,774	20,567,316	(68,458)	20,567,316	17,988,737	12/31/2010
32051GN35	27,101,137	26,907,870	(193,267)	26,907,870	19,863,250	12/31/2010
32051GP41	19,697,380	19,476,620	(220,760)	19,476,620	14,994,000	12/31/2010
32051GVL6	24,502,122	24,194,205	(307,917)	24,194,205	22,632,548	12/31/2010
362669AQ6	9,992,478	9,836,120	(156,358)	9,836,120	9,037,754	12/31/2010
46627MAC1	10,865,010	10,703,051	(161,959)	10,703,051	7,621,227	12/31/2010
46628YBK5	29,058,810	28,786,174	(272,636)	28,786,174	26,129,350	12/31/2010
46628YBP4	15,236,182	15,097,096	(139,086)	15,097,096	11,056,346	12/31/2010
52521RAS0	1,883,100	1,784,443	(98,657)	1,784,443	2,390,945	12/31/2010
576434JM7	5,273,080	4,794,747	(478,333)	4,794,747	3,308,819	12/31/2010
74951PEA2	475,727	462,483	(13,244)	462,483	381,945	12/31/2010

Intelligent Variable Annuity ■ Statement of Additional Information	B-143

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
749577AL6	$18,052,454	$17,775,596		$(276,858)	$17,775,596	$11,959,216	12/31/2010
74957EAE7	18,232,309	18,044,355		(187,954)	18,044,355	16,918,370	12/31/2010
74957EAF4	38,283,506	37,751,749		(531,757)	37,751,749	34,693,545	12/31/2010
74957VAQ2	22,154,815	21,889,958		(264,857)	21,889,958	20,054,567	12/31/2010
74957XAF2	36,766,143	36,351,790		(414,353)	36,351,790	30,585,720	12/31/2010
749583AH3	10,049,814	9,934,668		(115,146)	9,934,668	4,931,266	12/31/2010
74958AAD6	13,436,388	13,414,590		(21,798)	13,414,590	27,992,687	12/31/2010
74958AAD6	18,104,246	18,066,777		(37,469)	18,066,777	27,992,687	12/31/2010
74958BAH5	25,527,558	25,194,638		(332,920)	25,194,638	22,300,818	12/31/2010
74958EAD8	48,792,758	48,664,800		(127,958)	48,664,800	43,555,000	12/31/2010
75115CAG2	7,692,270	7,620,317		(71,953)	7,620,317	7,894,687	12/31/2010
76110HQS1	4,259,475	4,133,507		(125,968)	4,133,507	4,000,830	12/31/2010
76110HX53	10,221,637	10,177,036		(44,601)	10,177,036	8,533,547	12/31/2010
76110HX87	22,805,054	22,632,748		(172,306)	22,632,748	18,830,017	12/31/2010
761118CZ9	10,039,550	10,005,568		(33,982)	10,005,568	9,365,092	12/31/2010
76114DAE4	13,559,309	13,519,856		(39,453)	13,519,856	13,404,091	12/31/2010
949772AD9	28,243,539	28,132,050		(111,489)	28,132,050	23,501,359	12/31/2010
949837AF5	68,474,786	68,353,707		(121,079)	68,353,707	44,639,062	12/31/2010
949837BE7	19,812,631	19,775,778		(36,853)	19,775,778	16,546,363	12/31/2010
949837BK3	8,514,486	8,499,688		(14,798)	8,499,688	7,110,656	12/31/2010
949837CC0	25,450,065	25,373,072		(76,993)	25,373,072	20,690,221	12/31/2010
94983BAP4	15,420,570	15,386,926		(33,644)	15,386,926	12,756,150	12/31/2010
94984AAR1	29,144,103	28,982,130		(161,973)	28,982,130	17,766,000	12/31/2010
94984AAS9	9,953,947	9,909,440		(44,507)	9,909,440	9,662,000	12/31/2010
94984FAR0	35,173,276	35,157,002		(16,274)	35,157,002	34,782,734	12/31/2010
94984HAC9	36,429,878	36,105,824		(324,054)	36,105,824	34,059,273	12/31/2010
94984XAB6	9,370,975	9,287,499		(83,476)	9,287,499	5,478,272	12/31/2010
94984XAD2	7,749,136	7,680,094		(69,042)	7,680,094	4,557,000	12/31/2010
94984XAM2	11,829,067	11,723,543		(105,524)	11,723,543	8,324,642	12/31/2010
94985JAB6	48,321,959	48,228,400		(93,559)	48,228,400	44,145,000	12/31/2010
94985JBR0	29,162,715	29,121,539		(41,176)	29,121,539	27,803,419	12/31/2010
94985JCA6	28,558,476	28,534,710		(23,766)	28,534,710	26,562,000	12/31/2010
94985LAD7	15,368,802	15,349,891		(18,911)	15,349,891	12,980,185	12/31/2010
94985RAP7	61,243,009	60,846,336		(396,673)	60,846,336	47,827,200	12/31/2010
94985WAP6	21,483,619	21,439,796		(43,823)	21,439,796	19,756,941	12/31/2010
94985WAQ4	73,940,814	73,680,424		(260,390)	73,680,424	62,384,887	12/31/2010
94985WBL4	36,878,714	36,769,287		(109,427)	36,769,287	30,262,158	12/31/2010
94986AAC2	19,180,863	19,096,840		(84,023)	19,096,840	102,925,000	12/31/2010
94986AAC2	19,329,580	19,244,820		(84,760)	19,244,820	102,925,000	12/31/2010
94986AAC2	71,734,602	71,420,325		(314,277)	71,420,325	102,925,000	12/31/2010
03702YAC4	14,400	—	[2]	(7,200)	7,200	7,200	12/31/2010
05950VAR1	12,034,861	—	[2]	(8,198,726)	3,836,135	3,836,135	12/31/2010
07387BEK5	9,182,390	—	[2]	(5,509,271)	3,673,119	3,673,119	12/31/2010
07387BEN9	3,313,391	—	[2]	(2,161,953)	1,151,438	1,151,438	12/31/2010
07387BEP4	1,934,097	—	[2]	(507,963)	1,426,134	1,426,134	12/31/2010
07388LAN0	20,528,082	—	[2]	(10,546,982)	9,981,100	9,981,100	12/31/2010
07388RAK3	3,642,416	—	[2]	(1,347,832)	2,294,584	2,294,584	12/31/2010
17310MAQ3	9,598,479	—	[2]	(4,877,589)	4,720,890	4,720,890	12/31/2010
20173MAM2	4,964,116	—	[2]	(3,466,972)	1,497,144	1,497,144	12/31/2010
20173VAK6	9,929,988	—	[2]	(4,177,038)	5,752,950	5,752,950	12/31/2010
20173VAL4	4,911,899	—	[2]	(2,286,030)	2,625,869	2,625,869	12/31/2010
20173VAM2	5,953,003	—	[2]	(1,723,424)	4,229,579	4,229,579	12/31/2010
22545LAP4	8,021,098	—	[2]	(5,108,298)	2,912,800	2,912,800	12/31/2010
22545LAR0	2,280,212	—	[2]	(909,887)	1,370,325	1,370,325	12/31/2010
22545LAR0	3,023,211	—	[2]	(1,234,937)	1,788,274	1,788,274	12/31/2010
22545LAR0	3,027,075	—	[2]	(1,238,801)	1,788,274	1,788,274	12/31/2010

B-144	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
36228CXF5	$4,683,448	$—	[2]	$(3,280,059)	$1,403,389	$1,403,389	12/31/2010
36828QSJ6	10,856,558	—	[2]	(5,883,307)	4,973,251	4,973,251	12/31/2010
46630EAL4	4,873,921	—	[2]	(2,202,866)	2,671,055	2,671,055	12/31/2010
59022HLQ3	9,707,869	—	[2]	(5,299,299)	4,408,570	4,408,570	12/31/2010
59022HLQ3	10,543,736	—	[2]	(5,786,890)	4,756,846	4,756,846	12/31/2010
59023BAL8	4,712,257	—	[2]	(2,869,173)	1,843,084	1,843,084	12/31/2010
606935AP9	4,965,073	—	[2]	(2,827,984)	2,137,089	2,137,089	12/31/2010
61750HAK2	11,170,743	—	[2]	(5,486,895)	5,683,848	5,683,848	12/31/2010
74040KAC6	4,024,899	—	[2]	(919,386)	3,105,513	3,105,513	12/31/2010
92976BBV3	3,224,723	—	[2]	(1,242,124)	1,982,599	1,982,599	12/31/2010
92976BBV3	23,512,118	—	[2]	(11,765,214)	11,746,904	11,746,904	12/31/2010
92978MAL0	10,612,719	—	[2]	(3,872,055)	6,740,664	6,740,664	12/31/2010
46625MQ85	1,057,827	2,824		(1,055,003)	2,824	233,586	9/30/2010
22544QAM1	487,456	27,610		(459,846)	27,610	6,078,402	9/30/2010
92978QAJ6	33,516	29,201		(4,315)	29,201	45,068	9/30/2010
50180CAV2	513,643	56,863		(456,780)	56,863	900,000	9/30/2010
50180JAL9	78,357	58,000		(20,357)	58,000	840,000	9/30/2010
07388RAM9	655,917	80,005		(575,912)	80,005	2,418,138	9/30/2010
46625YQ97	349,798	83,841		(265,957)	83,841	1,825,110	9/30/2010
07388RAN7	93,544	87,476		(6,068)	87,476	2,224,900	9/30/2010
46625M2Y4	127,218	90,542		(36,676)	90,542	168,938	9/30/2010
20173MAQ3	340,808	152,700		(188,108)	152,700	450,000	9/30/2010
53944MAC3	230,382	161,090		(69,292)	161,090	70,000	9/30/2010
03927PAG3	1,003,568	191,997		(811,571)	191,997	180,000	9/30/2010
46625YC68	1,201,084	217,132		(983,952)	217,132	770,491	9/30/2010
50180JAK1	17,728,775	251,080		(17,477,695)	251,080	5,568,380	9/30/2010
03927PAH1	3,010,831	378,597		(2,632,234)	378,597	465,000	9/30/2010
46632HAQ4	502,407	410,663		(91,744)	410,663	562,770	9/30/2010
50177AAL3	928,391	418,825		(509,566)	418,825	2,683,060	9/30/2010
3622MSAC6	635,194	427,403		(207,791)	427,403	150,000	9/30/2010
52108MGD9	511,840	436,322		(75,518)	436,322	497,400	9/30/2010
46625YQ89	497,524	466,387		(31,137)	466,387	1,482,484	9/30/2010
61745MX57	2,601,720	479,664		(2,122,056)	479,664	1,481,676	9/30/2010
50180CAM2	1,960,200	490,243		(1,469,957)	490,243	2,554,245	9/30/2010
361849S29	2,229,531	509,443		(1,720,088)	509,443	3,046,218	9/30/2010
61745MU68	1,350,938	535,909		(815,029)	535,909	1,994,764	9/30/2010
361849K84	3,973,100	552,964		(3,420,136)	552,964	3,000,254	9/30/2010
07388RAL1	1,778,009	596,132		(1,181,877)	596,132	2,621,697	9/30/2010
46625MQ77	759,578	619,476		(140,102)	619,476	157,342	9/30/2010
61751NAQ5	819,550	680,057		(139,493)	680,057	1,032,044	9/30/2010
36228CDP5	767,216	707,260		(59,956)	707,260	1,050,518	9/30/2010
46625M2W8	1,031,919	782,253		(249,666)	782,253	174,387	9/30/2010
294751EM0	1,506,623	831,775		(674,848)	831,775	250,445	9/30/2010
36228CXK4	6,802,460	848,176		(5,954,284)	848,176	2,100,000	9/30/2010
805564NE7	2,078,249	897,226		(1,181,023)	897,226	284,686	9/30/2010
07387BEQ2	936,886	921,644		(15,242)	921,644	1,679,372	9/30/2010
46629GAQ1	3,340,284	960,932		(2,379,352)	960,932	1,810,975	9/30/2010
52108HZ80	1,227,132	976,255		(250,877)	976,255	2,483,719	9/30/2010
50179AAM9	1,354,724	1,047,071		(307,653)	1,047,071	480,000	9/30/2010
46625MUH0	4,605,575	1,191,047		(3,414,528)	1,191,047	1,742,729	9/30/2010
52108MDU4	1,499,489	1,212,294		(287,195)	1,212,294	1,133,392	9/30/2010
361849N73	9,996,216	1,268,522		(8,727,694)	1,268,522	5,013,340	9/30/2010
46631BAP0	2,024,805	1,271,800		(753,005)	1,271,800	4,168,738	9/30/2010
46630VAP7	2,972,270	1,328,263		(1,644,007)	1,328,263	1,568,592	9/30/2010
36298JAC7	1,834,754	1,633,630		(201,124)	1,633,630	750,000	9/30/2010
361849R87	10,524,919	1,707,335		(8,817,584)	1,707,335	2,773,103	9/30/2010

Intelligent Variable Annuity ■ Statement of Additional Information	B-145

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
20173TAP0	$7,846,013	$1,883,441	$(5,962,572)	$1,883,441	$3,328,123	9/30/2010
60688BAM0	2,426,047	1,968,375	(457,672)	1,968,375	2,211,318	9/30/2010
07387BEP4	2,571,979	1,969,179	(602,800)	1,969,179	1,319,047	9/30/2010
22544QAK5	3,458,269	2,028,181	(1,430,088)	2,028,181	5,817,474	9/30/2010
03762AAG4	2,267,403	2,115,821	(151,582)	2,115,821	669,000	9/30/2010
60687UAM9	2,665,917	2,224,903	(441,014)	2,224,903	1,356,766	9/30/2010
61751NAN2	5,016,590	2,335,548	(2,681,042)	2,335,548	1,514,820	9/30/2010
55312TAH6	4,025,969	2,425,063	(1,600,906)	2,425,063	3,848,100	9/30/2010
07383F6U7	4,544,157	2,523,716	(2,020,441)	2,523,716	2,917,320	9/30/2010
61745MX40	3,005,245	2,832,830	(172,415)	2,832,830	1,934,883	9/30/2010
61749WAJ6	3,131,729	2,976,424	(155,305)	2,976,424	2,610,356	9/30/2010
00253CHY6	3,120,280	3,102,049	(18,231)	3,102,049	1,118,999	9/30/2010
52108MGC1	3,824,197	3,155,305	(668,892)	3,155,305	1,174,873	9/30/2010
61745M6T5	5,294,616	3,219,448	(2,075,168)	3,219,448	3,402,161	9/30/2010
46628FAU5	4,037,131	3,268,489	(768,642)	3,268,489	1,305,785	9/30/2010
92976UAA8	10,526,641	3,285,654	(7,240,987)	3,285,654	1,820,000	9/30/2010
46625YQ63	4,672,578	3,377,957	(1,294,621)	3,377,957	2,935,598	9/30/2010
22545YAQ4	8,946,144	3,496,744	(5,449,400)	3,496,744	3,427,502	9/30/2010
07388RAK3	4,195,950	3,640,274	(555,676)	3,640,274	1,977,550	9/30/2010
59022HBW1	5,862,578	3,821,756	(2,040,822)	3,821,756	1,872,228	9/30/2010
46631BAM7	7,607,123	3,843,062	(3,764,061)	3,843,062	3,819,190	9/30/2010
14986DAT7	3,963,006	3,956,894	(6,112)	3,956,894	5,420,895	9/30/2010
07387BAT0	4,534,942	3,983,278	(551,664)	3,983,278	1,709,633	9/30/2010
81375WHK5	4,270,433	4,033,599	(236,834)	4,033,599	2,176,741	9/30/2010
03927PAF5	5,015,517	4,193,790	(821,727)	4,193,790	1,050,000	9/30/2010
61749WAH0	4,477,955	4,259,879	(218,076)	4,259,879	3,597,948	9/30/2010
396789KF5	4,416,306	4,367,634	(48,672)	4,367,634	1,844,566	9/30/2010
52108HV76	4,714,587	4,387,185	(327,402)	4,387,185	2,177,995	9/30/2010
46629GAP3	7,018,791	4,441,001	(2,577,790)	4,441,001	3,337,782	9/30/2010
46629YAM1	8,430,490	4,516,533	(3,913,957)	4,516,533	7,004,700	9/30/2010
36228CWE9	5,010,138	4,580,652	(429,486)	4,580,652	2,300,505	9/30/2010
20173MAN0	6,985,383	4,641,381	(2,344,002)	4,641,381	2,800,000	9/30/2010
36228CXF5	4,985,507	4,710,423	(275,084)	4,710,423	1,403,265	9/30/2010
361849R79	6,014,394	4,719,268	(1,295,126)	4,719,268	2,522,106	9/30/2010
52108MDS9	10,011,964	4,776,836	(5,235,128)	4,776,836	1,859,030	9/30/2010
46630EAL4	5,014,073	4,876,733	(137,340)	4,876,733	1,607,520	9/30/2010
46631BAN5	5,386,554	5,053,566	(332,988)	5,053,566	9,091,732	9/30/2010
61754JAM0	6,257,352	5,085,114	(1,172,238)	5,085,114	3,054,182	9/30/2010
92977RAK2	6,000,000	5,455,051	(544,949)	5,455,051	2,810,760	9/30/2010
50180JAJ4	12,276,489	5,571,591	(6,704,898)	5,571,591	4,764,503	9/30/2010
59022HJU7	11,674,617	5,635,576	(6,039,041)	5,635,576	6,285,333	9/30/2010
52108HF82	7,727,956	7,452,402	(275,554)	7,452,402	5,477,803	9/30/2010
46625MZG7	14,378,021	7,761,562	(6,616,459)	7,761,562	7,068,304	9/30/2010
92977QAM0	9,999,889	8,976,592	(1,023,297)	8,976,592	7,785,280	9/30/2010
17310MAQ3	10,917,564	9,677,098	(1,240,466)	9,677,098	3,092,280	9/30/2010
55312VAR9	12,830,377	9,851,955	(2,978,422)	9,851,955	7,430,873	9/30/2010
14986DAR1	12,388,126	10,206,673	(2,181,453)	10,206,673	4,876,652	9/30/2010
92978MAL0	10,891,007	10,594,077	(296,930)	10,594,077	6,121,980	9/30/2010
760985XK2	11,177,627	10,796,094	(381,533)	10,796,094	5,812,531	9/30/2010
61750HAK2	12,037,386	11,184,732	(852,654)	11,184,732	4,961,112	9/30/2010
92978TAK7	14,624,706	11,979,384	(2,645,322)	11,979,384	6,905,860	9/30/2010
81375WHJ8	14,316,870	13,476,996	(839,874)	13,476,996	6,308,833	9/30/2010
22545YAN1	18,819,647	14,484,539	(4,335,108)	14,484,539	5,107,725	9/30/2010
36242DDD2	14,949,165	14,918,720	(30,445)	14,918,720	13,206,450	9/30/2010
61749EAE7	18,695,577	18,367,862	(327,715)	18,367,862	14,629,965	9/30/2010
36228CYQ0	19,061,878	18,417,176	(644,702)	18,417,176	10,564,431	9/30/2010

B-146	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
03762CAE5	$20,000,000	$19,175,412		$(824,588)	$19,175,412	$4,278,000	9/30/2010
55312TAG8	20,068,059	20,027,948		(40,111)	20,027,948	9,761,480	9/30/2010
36298JAA1	24,766,309	22,359,588		(2,406,721)	22,359,588	13,478,365	9/30/2010
87222PAE3	28,206,921	26,236,469		(1,970,452)	26,236,469	17,684,360	9/30/2010
525221EB9	28,731,701	27,779,667		(952,034)	27,779,667	21,675,300	9/30/2010
36242DSS3	27,998,997	27,925,439		(73,558)	27,925,439	24,350,900	9/30/2010
52522HAL6	32,497,160	30,700,898		(1,796,262)	30,700,898	19,912,720	9/30/2010
337925CP4	708,577	—	*	(708,577)	—	681,596	9/30/2010
337925CZ2	610,176	—	*	(610,176)	—	548,633	9/30/2010
337925DL2	473,971	—	*	(473,971)	—	461,740	9/30/2010
337925EG2	1,044,691	—	*	(1,044,691)	—	714,399	9/30/2010
337925EH0	474,932	—	*	(474,932)	—	422,913	9/30/2010
337925EU1	1,214,988	—	*	(1,214,988)	—	1,178,254	9/30/2010
337925CA7	428,760	—	*	(428,760)	—	428,944	9/30/2010
46625MZH5	973,556	—	*	(973,556)	—	647,412	9/30/2010
50180JAR6	37,891	—	*	(37,891)	—	840,000	9/30/2010
50180JAM7	191,908	—	*	(191,908)	—	1,700,000	9/30/2010
50180CAW0	348,525	—	*	(348,525)	—	647,640	9/30/2010
493553AY7	303,149	—	*	(303,149)	—	297,426	9/30/2010
493553AW1	1,010,735	—	*	(1,010,735)	—	999,320	9/30/2010
362332AN8	398,583	—	*	(398,583)	—	500,000	9/30/2010
22544QAN9	271,620	—	*	(271,620)	—	2,556,246	9/30/2010
07388RAP2	93,508	—	*	(93,508)	—	520,000	9/30/2010
291701CS7	357,217	—	*	(357,217)	—	340,483	9/30/2010
337937AK2	555,930	—	*	(555,930)	—	722,709	9/30/2010
291701CR9	246,063	—	*	(246,063)	—	240,943	9/30/2010
291701CN8	843,207	—	*	(843,207)	—	871,099	9/30/2010
225458SA7	2,727,617	—	*	(2,727,617)	—	2,663,768	9/30/2010
22544QAP4	60,547	—	*	(60,547)	—	1,334,085	9/30/2010
74040KAC6	3,935,934	—	[2]	(934,784)	3,001,150	3,001,150	9/30/2010
76110H5M7	85,551	57,121		(28,430)	57,121	102,751	9/30/2010
74951PEA2	515,299	501,141		(14,157)	501,142	383,289	9/30/2010
05948KLA5	794,663	789,904		(4,759)	789,904	958,430	9/30/2010
12669DN87	1,039,821	851,895		(187,926)	851,895	1,283,223	9/30/2010
76110HSH3	1,655,812	1,148,317		(507,495)	1,148,317	616,643	9/30/2010
12667FR98	1,634,046	1,588,689		(45,357)	1,588,689	1,372,774	9/30/2010
76110HHB8	2,172,936	1,711,873		(461,063)	1,711,873	1,619,613	9/30/2010
52521RAS0	2,357,220	1,999,845		(357,375)	1,999,845	1,262,735	9/30/2010
12669E4W3	2,775,166	2,218,359		(556,807)	2,218,359	2,657,258	9/30/2010
05949AA67	2,301,179	2,246,111		(55,068)	2,246,111	3,101,032	9/30/2010
76110HNQ8	2,978,792	2,836,486		(142,307)	2,836,485	1,900,872	9/30/2010
251510CY7	4,008,391	3,877,663		(130,728)	3,877,663	2,457,374	9/30/2010
12669DN79	4,281,079	3,932,407		(348,672)	3,932,407	2,303,428	9/30/2010
76110HQS1	4,582,481	4,359,220		(223,261)	4,359,220	3,995,766	9/30/2010
05948KKZ1	4,469,511	4,442,425		(27,086)	4,442,425	3,137,443	9/30/2010
576434JM7	5,523,783	5,415,092		(108,691)	5,415,092	3,306,110	9/30/2010
12667GUG6	6,076,219	5,956,519		(119,700)	5,956,519	5,270,371	9/30/2010
76110HSG5	6,261,452	6,042,010		(219,442)	6,042,010	3,928,811	9/30/2010
32051GFL4	7,399,409	7,313,027		(86,382)	7,313,027	5,749,581	9/30/2010
12667FW92	7,483,674	7,461,412		(22,262)	7,461,412	7,874,328	9/30/2010
05948KF38	7,700,164	7,591,408		(108,757)	7,591,407	7,856,195	9/30/2010
94984XAD2	7,777,291	7,755,115		(22,176)	7,755,115	4,252,391	9/30/2010
949837BK3	8,529,969	8,512,962		(17,007)	8,512,962	6,582,888	9/30/2010
12544RAL2	8,654,164	8,581,480		(72,684)	8,581,480	6,388,110	9/30/2010
12669EL95	8,835,696	8,797,872		(37,823)	8,797,873	6,601,090	9/30/2010
12669G5U1	9,025,626	8,841,996		(183,630)	8,841,996	8,322,040	9/30/2010

Intelligent Variable Annuity ■ Statement of Additional Information	B-147

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
12669EWY8	$9,139,220	$8,891,603	$(247,617)	$8,891,603	$6,957,959	9/30/2010
16165TBJ1	9,471,606	9,310,541	(161,065)	9,310,541	7,319,370	9/30/2010
94984XAB6	9,405,896	9,378,147	(27,748)	9,378,148	5,127,610	9/30/2010
12543TAD7	9,547,555	9,470,079	(77,475)	9,470,079	7,959,480	9/30/2010
76110HHA0	9,694,151	9,529,147	(165,003)	9,529,148	7,251,752	9/30/2010
17312FAD5	9,815,809	9,806,180	(9,629)	9,806,180	8,066,300	9/30/2010
362669AQ6	10,010,325	9,998,147	(12,178)	9,998,147	7,466,551	9/30/2010
05948KP37	10,530,359	10,456,348	(74,011)	10,456,348	8,709,566	9/30/2010
46627MAC1	10,932,249	10,874,923	(57,326)	10,874,923	6,533,115	9/30/2010
94984XAM2	11,873,049	11,838,358	(34,691)	11,838,358	7,959,049	9/30/2010
12667FYZ2	13,543,516	12,153,503	(1,390,013)	12,153,503	5,378,866	9/30/2010
45660LPD5	13,630,938	13,535,779	(95,159)	13,535,779	10,422,789	9/30/2010
76114DAE4	14,403,332	14,158,910	(244,422)	14,158,910	13,090,774	9/30/2010
12667GKE2	14,381,868	14,217,499	(164,369)	14,217,499	12,474,020	9/30/2010
12669YAX0	14,609,899	14,474,708	(135,191)	14,474,708	7,351,063	9/30/2010
170255AS2	14,686,766	14,580,345	(106,421)	14,580,345	12,626,625	9/30/2010
36185MEG3	14,702,269	14,698,050	(4,219)	14,698,050	13,749,795	9/30/2010
12669YAH5	15,042,278	14,902,664	(139,614)	14,902,664	11,353,622	9/30/2010
12543UAE2	14,985,389	14,972,823	(12,566)	14,972,823	13,808,141	9/30/2010
46628YBP4	15,292,671	15,243,202	(49,469)	15,243,202	10,564,104	9/30/2010
12544DAQ2	15,349,276	15,280,254	(69,022)	15,280,254	10,370,642	9/30/2010
94985LAD7	15,362,213	15,357,526	(4,687)	15,357,526	11,807,387	9/30/2010
94983BAP4	15,420,761	15,412,865	(7,897)	15,412,864	12,098,625	9/30/2010
02151NBA9	15,606,580	15,520,065	(86,515)	15,520,065	12,120,095	9/30/2010
17025AAB8	16,283,347	15,828,040	(455,307)	15,828,040	16,699,980	9/30/2010
05948KC98	17,319,534	17,277,034	(42,499)	17,277,035	14,358,801	9/30/2010
05948KF20	17,618,032	17,564,850	(53,182)	17,564,850	15,131,075	9/30/2010
749577AL6	18,139,489	18,074,251	(65,238)	18,074,251	10,410,837	9/30/2010
02148YAD6	18,639,155	18,554,515	(84,640)	18,554,515	17,726,264	9/30/2010
12667GFT5	18,726,582	18,576,104	(150,477)	18,576,105	13,843,487	9/30/2010
12669YAF9	19,610,253	19,399,149	(211,104)	19,399,149	10,066,709	9/30/2010
949837BE7	19,849,775	19,801,904	(47,870)	19,801,905	15,333,220	9/30/2010
12667GW74	19,818,397	19,813,092	(5,305)	19,813,092	15,345,380	9/30/2010
12667F5Z4	21,428,561	21,294,549	(134,012)	21,294,549	17,673,695	9/30/2010
12544DAK5	21,491,809	21,405,725	(86,084)	21,405,725	16,578,519	9/30/2010
02149HAK6	21,864,991	21,660,002	(204,989)	21,660,002	20,699,706	9/30/2010
94985WAP6	21,974,515	21,939,669	(34,846)	21,939,669	19,201,255	9/30/2010
12667GQA4	22,343,996	22,294,347	(49,649)	22,294,347	16,792,289	9/30/2010
02148FAW5	24,307,551	23,980,519	(327,032)	23,980,519	19,215,067	9/30/2010
12667F7D1	24,953,037	24,876,150	(76,887)	24,876,150	19,505,863	9/30/2010
949837CC0	25,539,157	25,444,549	(94,608)	25,444,549	19,255,931	9/30/2010
74958BAH5	25,685,855	25,561,877	(123,978)	25,561,877	18,927,974	9/30/2010
16163BAP9	28,686,716	28,528,270	(158,446)	28,528,270	23,782,605	9/30/2010
94985JCA6	28,644,151	28,584,900	(59,251)	28,584,900	25,770,990	9/30/2010
46628YBK5	29,077,252	29,054,422	(22,830)	29,054,422	14,702,251	9/30/2010
94985JBR0	29,257,811	29,169,352	(88,458)	29,169,353	13,110,447	9/30/2010
12667GLE1	29,623,764	29,503,475	(120,289)	29,503,475	24,393,453	9/30/2010
12544LAK7	30,863,683	30,752,256	(111,427)	30,752,256	27,918,624	9/30/2010
02151FAD1	35,662,487	35,631,440	(31,047)	35,631,440	26,756,800	9/30/2010
94984HAC9	37,354,109	36,448,626	(905,483)	36,448,626	32,702,779	9/30/2010
74957XAF2	36,832,899	36,774,560	(58,339)	36,774,560	28,287,752	9/30/2010
94985WBL4	36,958,147	36,857,659	(100,488)	36,857,659	27,838,397	9/30/2010
17025JAB9	37,271,990	36,891,974	(380,015)	36,891,975	34,077,959	9/30/2010
12545CAU4	37,511,851	37,191,320	(320,531)	37,191,320	34,835,400	9/30/2010
12667F2J3	39,544,156	39,164,430	(379,725)	39,164,431	32,915,608	9/30/2010
161631AV8	40,692,742	40,504,204	(188,539)	40,504,203	32,871,977	9/30/2010

B-148	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
12543UAD4	$42,273,632	$42,132,737		$(140,895)	$42,132,737	$23,735,250	9/30/2010
02147QAE2	43,134,015	42,336,150		(797,865)	42,336,150	37,748,150	9/30/2010
12670AAF8	45,917,985	45,587,433		(330,552)	45,587,433	37,380,393	9/30/2010
12544AAC9	48,512,531	48,193,800		(318,731)	48,193,800	28,169,900	9/30/2010
94985JAB6	48,450,962	48,327,700		(123,262)	48,327,700	30,442,250	9/30/2010
74958EAD8	48,969,169	48,804,200		(164,969)	48,804,200	41,046,800	9/30/2010
12667GJR5	50,995,614	50,818,362		(177,252)	50,818,362	37,041,360	9/30/2010
94985RAP7	61,403,193	61,264,640		(138,553)	61,264,640	44,305,600	9/30/2010
12667GFB4	66,405,357	66,349,512		(55,845)	66,349,512	52,004,355	9/30/2010
12667GBA0	67,787,544	67,607,741		(179,803)	67,607,741	51,342,736	9/30/2010
949837AF5	68,594,272	68,455,886		(138,386)	68,455,886	41,453,035	9/30/2010
94985WAQ4	72,997,980	72,781,248		(216,732)	72,781,248	57,469,842	9/30/2010
94986AAC2	110,671,126	110,256,395		(414,731)	110,256,395	97,475,610	9/30/2010
05948KF38	8,102,922	8,008,653		(94,269)	8,008,653	7,523,260	9/30/2010
02660TFM0	10,000,000	9,111,833		(888,167)	9,111,833	5,875,731	6/30/2010
05947UJV1	230,773	—	*	(230,773)	—	250,062	6/30/2010
05947UWD6	3,887	—	*	(3,887)	—	17	6/30/2010
38500XAL6	19,569,620	1,200,000		(18,369,620)	1,200,000	1,200,000	6/30/2010
38500XAM4	1,390,890	—	*	(1,390,890)	—	180,390	6/30/2010
525221JV0	1,204,722	1,143,027		(61,695)	1,143,027	1,389,414	6/30/2010
61749EAE7	20,521,789	19,037,308		(1,484,481)	19,037,308	16,444,615	6/30/2010
02147QAE2	43,607,310	43,250,000		(357,310)	43,250,000	36,456,645	6/30/2010
02148FAW5	24,764,882	24,744,699		(20,183)	24,744,699	18,944,847	6/30/2010
02148YAD6	18,959,037	18,754,083		(204,954)	18,754,083	17,217,844	6/30/2010
02149HAK6	22,147,214	21,909,031		(238,183)	21,909,031	20,032,454	6/30/2010
02151CBD7	25,594,706	25,322,620		(272,086)	25,322,620	21,171,746	6/30/2010
02151FAD1	36,260,450	35,708,000		(552,450)	35,708,000	25,848,640	6/30/2010
05948KB65	9,775,591	9,767,580		(8,011)	9,767,580	6,880,762	6/30/2010
05948KC98	17,486,605	17,465,528		(21,077)	17,465,528	13,745,026	6/30/2010
05948KF20	17,769,200	17,751,754		(17,446)	17,751,754	15,634,741	6/30/2010
05948KKZ1	4,669,696	4,553,585		(116,111)	4,553,585	3,037,480	6/30/2010
05948KLA5	943,050	848,321		(94,729)	848,321	925,782	6/30/2010
05948KP37	10,605,841	10,530,759		(75,082)	10,530,759	8,290,079	6/30/2010
05949AMP2	840,574	727,190		(113,384)	727,190	1,437,741	6/30/2010
12543UAD4	42,348,982	42,321,343		(27,639)	42,321,343	22,970,474	6/30/2010
12543UAE2	15,120,338	15,014,740		(105,598)	15,014,740	8,284,514	6/30/2010
12543XAD8	24,672,024	24,630,000		(42,024)	24,630,000	18,013,338	6/30/2010
12544DAK5	21,554,275	21,486,386		(67,889)	21,486,386	15,740,814	6/30/2010
12544DAQ2	15,401,721	15,360,128		(41,593)	15,360,128	10,058,344	6/30/2010
12544LAK7	30,938,839	30,854,400		(84,439)	30,854,400	26,452,928	6/30/2010
12544RAL2	8,678,575	8,663,000		(15,575)	8,663,000	6,057,710	6/30/2010
12545CAU4	37,809,701	37,548,000		(261,701)	37,548,000	32,720,240	6/30/2010
12667F7D1	25,272,217	25,220,610		(51,607)	25,220,610	19,089,165	6/30/2010
12667FMJ1	18,249,039	16,795,987		(1,453,052)	16,795,987	9,771,574	6/30/2010
12667FR98	2,402,990	1,819,641		(583,349)	1,819,641	1,365,102	6/30/2010
12667FYZ2	14,897,374	13,912,931		(984,443)	13,912,931	5,145,385	6/30/2010
12667G8B2	87,218	68,304		(18,914)	68,304	177,785	6/30/2010
12667GBA0	68,402,008	68,282,640		(119,368)	68,282,640	50,138,543	6/30/2010
12667GFB4	67,048,513	66,949,823		(98,690)	66,949,823	50,786,923	6/30/2010
12667GFT5	18,766,761	18,741,443		(25,318)	18,741,443	13,010,285	6/30/2010
12667GJG9	16,197,696	16,150,982		(46,714)	16,150,982	11,650,232	6/30/2010
12667GJR5	50,615,994	50,483,550		(132,444)	50,483,550	35,617,692	6/30/2010
12667GKE2	14,577,494	14,515,865		(61,629)	14,515,865	7,914,878	6/30/2010
12667GLE1	29,905,071	29,881,712		(23,359)	29,881,712	23,880,078	6/30/2010
12667GQA4	22,506,298	22,460,394		(45,904)	22,460,394	16,292,248	6/30/2010
12667GUG6	6,374,893	6,339,105		(35,788)	6,339,105	5,439,295	6/30/2010

Intelligent Variable Annuity ■ Statement of Additional Information	B-149

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
12667GW74	$19,961,817	$19,886,000		$(75,817)	$19,886,000	$14,816,578	6/30/2010
12668AAG0	17,380,632	17,270,938		(109,694)	17,270,938	16,458,570	6/30/2010
126694JS8	27,851,078	27,774,433		(76,645)	27,774,433	11,456,916	6/30/2010
12669DN79	4,405,292	4,358,244		(47,048)	4,358,244	2,268,827	6/30/2010
12669DN87	1,232,118	1,116,045		(116,073)	1,116,045	1,266,465	6/30/2010
12669E4W3	2,888,994	2,881,803		(7,191)	2,881,803	2,594,890	6/30/2010
12669YAF9	19,667,671	19,608,000		(59,671)	19,608,000	9,585,698	6/30/2010
12669YAH5	15,357,306	15,079,800		(277,506)	15,079,800	10,946,251	6/30/2010
12669YAX0	14,918,393	14,647,080		(271,313)	14,647,080	6,992,192	6/30/2010
161631AV8	40,839,369	40,694,486		(144,883)	40,694,486	31,252,349	6/30/2010
16163BAP9	28,792,721	28,700,550		(92,171)	28,700,550	23,400,306	6/30/2010
170255AS2	14,759,899	14,701,500		(58,399)	14,701,500	11,982,225	6/30/2010
17025AAB8	16,181,831	16,172,000		(9,831)	16,172,000	14,520,234	6/30/2010
17307G4H8	8,933,129	8,323,160		(609,969)	8,323,160	6,853,426	6/30/2010
17312FAD5	9,835,339	9,813,000		(22,339)	9,813,000	7,749,916	6/30/2010
251510ET6	3,857,397	3,772,604		(84,793)	3,772,604	1,528,953	6/30/2010
32051GDH5	3,252,876	1,786,149		(1,466,727)	1,786,149	3,463,472	6/30/2010
32051GFL4	7,483,229	7,445,103		(38,126)	7,445,103	5,640,328	6/30/2010
32051GVL6	25,285,339	24,685,122		(600,217)	24,685,122	20,274,599	6/30/2010
36185MEG3	14,806,237	14,698,500		(107,737)	14,698,500	13,133,460	6/30/2010
3622MPAN8	28,614,151	28,411,588		(202,563)	28,411,588	23,067,594	6/30/2010
362669AQ6	10,054,269	10,017,389		(36,880)	10,017,389	7,067,147	6/30/2010
45660LPD5	13,629,843	13,624,200		(5,643)	13,624,200	9,771,779	6/30/2010
46628YBP4	15,318,147	15,300,702		(17,445)	15,300,702	10,182,346	6/30/2010
52521RAS0	2,469,848	2,467,918		(1,930)	2,467,918	1,344,928	6/30/2010
576434JM7	5,886,943	5,653,674		(233,269)	5,653,674	3,250,454	6/30/2010
576434SW5	8,120,545	7,355,638		(764,907)	7,355,638	6,446,802	6/30/2010
74951PEA2	597,326	543,209		(54,117)	543,209	436,786	6/30/2010
74957EAF4	38,358,479	38,293,596		(64,883)	38,293,596	31,920,863	6/30/2010
74957VAQ2	22,202,597	22,177,240		(25,357)	22,177,240	18,773,771	6/30/2010
749583AH3	10,118,223	10,072,116		(46,107)	10,072,116	4,455,192	6/30/2010
74958BAH5	25,784,859	25,728,036		(56,823)	25,728,036	18,448,619	6/30/2010
74958EAD8	49,154,795	48,980,000		(174,795)	48,980,000	39,845,220	6/30/2010
76110H5M7	91,144	90,400		(744)	90,400	99,457	6/30/2010
76110HHB8	2,928,571	2,269,149		(659,422)	2,269,149	1,574,575	6/30/2010
76110HNQ8	3,116,679	3,024,481		(92,198)	3,024,481	1,883,540	6/30/2010
76110HSG5	6,516,403	6,414,262		(102,141)	6,414,262	3,841,482	6/30/2010
76110HSH3	1,800,187	1,733,449		(66,738)	1,733,449	604,826	6/30/2010
761118PQ5	12,207,070	12,192,106		(14,964)	12,192,106	9,685,647	6/30/2010
94980KAQ5	547,902	379,172		(168,730)	379,172	609,386	6/30/2010
949837AF5	68,992,674	68,564,059		(428,615)	68,564,059	39,882,612	6/30/2010
949837BE7	19,954,665	19,833,968		(120,697)	19,833,968	14,590,502	6/30/2010
949837BK3	8,580,092	8,527,305		(52,787)	8,527,305	6,364,555	6/30/2010
949837CC0	25,681,333	25,528,998		(152,335)	25,528,998	18,373,777	6/30/2010
94984XAB6	9,481,753	9,414,256		(67,497)	9,414,256	5,064,834	6/30/2010
94984XAD2	7,840,833	7,784,280		(56,553)	7,784,280	4,191,274	6/30/2010
94984XAM2	11,969,285	11,883,922		(85,363)	11,883,922	7,797,417	6/30/2010
94985JAB6	48,678,798	48,455,000		(223,798)	48,455,000	29,726,700	6/30/2010
94985JBR0	29,415,431	29,263,940		(151,491)	29,263,940	12,762,503	6/30/2010
94985JCA6	28,823,651	28,677,000		(146,651)	28,677,000	24,438,870	6/30/2010
94985RAP7	61,723,029	61,427,200		(295,829)	61,427,200	44,165,632	6/30/2010
94985WAP6	22,493,083	22,415,762		(77,321)	22,415,762	19,308,138	6/30/2010
94985WAQ4	72,279,028	71,850,942		(428,086)	71,850,942	30,769,004	6/30/2010
94985WBL4	37,110,835	36,927,295		(183,540)	36,927,295	27,557,573	6/30/2010
94986AAC2	111,161,847	110,675,500		(486,347)	110,675,500	92,731,400	6/30/2010
19075CAJ2	10,031,998	—	[2]	(5,248,178)	4,783,820	4,783,820	6/30/2010

B-150	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
19075CAK9	$5,761,021	$—	[2]	$(385,711)	$5,375,310	$5,375,310	6/30/2010
19075CAN3	454,802	—	[2]	(4,802)	450,000	450,000	6/30/2010
00253CHY6	3,147,874	3,121,443		(26,431)	3,121,443	1,069,028	6/30/2010
03072SQV0	1,528,576	1,058,958		(469,618)	1,058,958	432,209	6/30/2010
03762AAG4	3,000,000	2,290,278		(709,722)	2,290,278	473,700	6/30/2010
05947UY28	3,872,411	3,536,539		(335,872)	3,536,539	2,304,160	6/30/2010
05950VAT7	5,719,149	1,716,939		(4,002,210)	1,716,939	684,000	6/30/2010
07383F4H8	4,215,294	2,999,442		(1,215,852)	2,999,442	2,092,997	6/30/2010
07383F6U7	5,012,020	4,551,163		(460,857)	4,551,163	2,193,960	6/30/2010
07387BEP4	4,526,623	2,598,305		(1,928,318)	2,598,305	1,022,967	6/30/2010
07387BEQ2	1,586,185	1,037,442		(548,743)	1,037,442	1,538,635	6/30/2010
07387BFZ1	2,845,351	2,806,498		(38,853)	2,806,498	994,117	6/30/2010
07387BGA5	1,043,338	704,201		(339,137)	704,201	475,037	6/30/2010
07388RAK3	4,401,107	4,183,273		(217,834)	4,183,273	2,069,025	6/30/2010
07388RAL1	8,100,749	1,863,914		(6,236,835)	1,863,914	2,004,431	6/30/2010
07388RAM9	7,968,701	765,096		(7,203,605)	765,096	1,874,997	6/30/2010
07388RAN7	1,282,927	230,554		(1,052,373)	230,554	1,767,880	6/30/2010
07388RAP2	566,417	157,102		(409,315)	157,102	520,000	6/30/2010
07388VAL2	11,525,006	10,970,227		(554,779)	10,970,227	3,277,402	6/30/2010
07388YBE1	1,156,869	1,027,849		(129,020)	1,027,849	718,053	6/30/2010
12513YAP5	426,721	—	*	(426,721)	—	525,000	6/30/2010
126171AQ0	4,279,102	3,221,462		(1,057,640)	3,221,462	1,587,060	6/30/2010
126671R73	4,136,680	1,903,429		(2,233,251)	1,903,429	1,441,915	6/30/2010
14986DAR1	16,842,252	12,454,676		(4,387,576)	12,454,676	3,947,228	6/30/2010
14986DAT7	20,095,834	4,270,382		(15,825,452)	4,270,382	4,591,840	6/30/2010
161546GN0	2,474,742	2,218,390		(256,352)	2,218,390	1,496,551	6/30/2010
161546HW9	2,109,796	1,916,133		(193,663)	1,916,133	877,420	6/30/2010
17310MAQ3	11,543,931	10,977,840		(566,091)	10,977,840	2,437,350	6/30/2010
17310MAS9	869,195	658,119		(211,076)	658,119	524,056	6/30/2010
190749AN1	454,683	—	*	(454,683)	—	334,555	6/30/2010
20047EAM4	17,809,954	2,262,744		(15,547,210)	2,262,744	7,551,052	6/30/2010
20047EAP7	1,939,562	86,050		(1,853,512)	86,050	4,187,072	6/30/2010
20173MAQ3	543,825	409,714		(134,111)	409,714	450,000	6/30/2010
21075WBA2	1,992,829	1,695,008		(297,821)	1,695,008	1,755,083	6/30/2010
21075WCJ2	1,024,488	991,680		(32,808)	991,680	919,230	6/30/2010
22544QAK5	7,527,566	3,664,397		(3,863,169)	3,664,397	4,856,256	6/30/2010
22544QAM1	1,598,153	928,636		(669,517)	928,636	4,888,517	6/30/2010
22544QAN9	462,771	405,235		(57,536)	405,235	2,008,916	6/30/2010
22544QAP4	260,514	141,114		(119,400)	141,114	1,063,716	6/30/2010
22544QAQ2	432,694	—	*	(432,694)	—	1,627,740	6/30/2010
225458SA7	18,121,902	2,904,026		(15,217,876)	2,904,026	2,131,445	6/30/2010
225458SB5	9,869,737	—	*	(9,869,737)	—	1,281,595	6/30/2010
225470G80	9,885,679	9,314,838		(570,841)	9,314,838	3,586,580	6/30/2010
225470H22	829,081	674,362		(154,719)	674,362	930,776	6/30/2010
361849K84	7,525,132	4,018,985		(3,506,147)	4,018,985	4,018,985	6/30/2010
361849K92	7,623,154	—	*	(7,623,154)	—	3,325,906	6/30/2010
361849S29	4,640,299	2,288,639		(2,351,660)	2,288,639	2,291,990	6/30/2010
36228CXK4	14,004,526	6,878,135		(7,126,391)	6,878,135	2,100,000	6/30/2010
3622MSAC6	935,442	768,560		(166,882)	768,560	450,000	6/30/2010
362332AT5	166,263	—	*	(166,263)	—	2,198,895	6/30/2010
36298JAA1	27,099,044	24,822,176		(2,276,868)	24,822,176	12,400,025	6/30/2010
36298JAC7	5,139,995	1,949,799		(3,190,196)	1,949,799	1,200,000	6/30/2010
449670FA1	1,137,158	989,132		(148,026)	989,132	824,067	6/30/2010
46625M2W8	1,190,469	1,035,452		(155,017)	1,035,452	172,779	6/30/2010
46625M2Y4	304,618	148,459		(156,159)	148,459	166,916	6/30/2010
46625MQ85	1,454,205	1,055,723		(398,482)	1,055,723	129,182	6/30/2010

Intelligent Variable Annuity ■ Statement of Additional Information	B-151

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
46625MQ93	$263,036	$—	*	$(263,036)	$—	$121,269	6/30/2010
46625MZH5	1,098,149	973,556		(124,593)	973,556	600,519	6/30/2010
46625MZJ1	229,904	—	*	(229,904)	—	480,692	6/30/2010
46625YC68	1,920,693	1,211,550		(709,143)	1,211,550	801,566	6/30/2010
46625YQ63	5,852,943	4,691,374		(1,161,569)	4,691,374	2,214,827	6/30/2010
46625YQ89	1,091,980	539,080		(552,900)	539,080	1,126,233	6/30/2010
46625YQ97	652,152	415,318		(236,834)	415,318	1,398,630	6/30/2010
46628FAU5	4,912,849	4,049,667		(863,182)	4,049,667	1,006,440	6/30/2010
46629GAQ1	3,896,818	3,365,021		(531,797)	3,365,021	1,352,515	6/30/2010
46629PAU2	2,702,265	690,309		(2,011,956)	690,309	983,460	6/30/2010
46629YAM1	13,707,049	8,592,792		(5,114,257)	8,592,792	6,450,580	6/30/2010
46630AAC2	688,305	577,839		(110,466)	577,839	595,000	6/30/2010
46630AAG3	354,138	345,685		(8,453)	345,685	360,000	6/30/2010
46631BAM7	9,824,117	7,639,563		(2,184,554)	7,639,563	3,573,100	6/30/2010
46631BAN5	20,305,019	5,730,812		(14,574,207)	5,730,812	8,501,437	6/30/2010
46631BAP0	3,520,588	2,243,276		(1,277,312)	2,243,276	3,436,631	6/30/2010
46632HAQ4	644,565	523,138		(121,427)	523,138	487,451	6/30/2010
46632HAR2	1,000,083	789,774		(210,309)	789,774	968,281	6/30/2010
50179AAM9	2,402,327	1,391,550		(1,010,777)	1,391,550	480,000	6/30/2010
50180CAM2	2,358,833	2,090,558		(268,275)	2,090,558	1,991,243	6/30/2010
50180JAK1	20,070,456	17,763,790		(2,306,666)	17,763,790	4,400,140	6/30/2010
50180JAL9	3,748,058	176,580		(3,571,478)	176,580	840,000	6/30/2010
50180JAM7	1,106,615	432,446		(674,169)	432,446	1,700,000	6/30/2010
50180JAR6	308,480	212,024		(96,456)	212,024	840,000	6/30/2010
52108HV76	5,010,652	4,725,295		(285,357)	4,725,295	1,674,835	6/30/2010
52108HZ80	4,919,590	1,306,664		(3,612,926)	1,306,664	1,793,141	6/30/2010
52108MDU4	2,403,634	1,590,363		(813,271)	1,590,363	977,760	6/30/2010
52108MGC1	4,348,789	3,833,542		(515,247)	3,833,542	923,270	6/30/2010
52108MGD9	4,934,933	577,539		(4,357,394)	577,539	497,400	6/30/2010
52108RCK6	6,079,350	2,445,872		(3,633,478)	2,445,872	853,528	6/30/2010
525221JV0	1,204,722	1,143,027		(61,695)	1,143,027	1,219,341	6/30/2010
52522HAL6	33,516,549	32,632,083		(884,466)	32,632,083	18,025,164	6/30/2010
53944MAC3	589,299	230,382		(358,917)	230,382	420,000	6/30/2010
55312TAH6	7,043,679	4,110,302		(2,933,377)	4,110,302	2,912,630	6/30/2010
55312VAR9	19,759,184	12,962,511		(6,796,673)	12,962,511	5,571,293	6/30/2010
55312YAJ1	1,059,807	891,680		(168,127)	891,680	2,550,000	6/30/2010
55313KAH4	9,999,723	8,754,244		(1,245,479)	8,754,244	4,566,120	6/30/2010
59023BAN4	1,021,114	1,018,056		(3,058)	1,018,056	770,000	6/30/2010
60687UAM9	3,361,402	2,705,553		(655,849)	2,705,553	1,074,526	6/30/2010
60687VAN5	32,425	27,267		(5,158)	27,267	749,891	6/30/2010
617451FW4	3,284,135	3,248,440		(35,695)	3,248,440	549,494	6/30/2010
61745M6T5	6,514,086	5,299,526		(1,214,560)	5,299,526	2,651,250	6/30/2010
61745MX57	2,849,974	2,608,523		(241,451)	2,608,523	1,120,443	6/30/2010
61749MAG4	108,945	92,067		(16,878)	92,067	345,736	6/30/2010
61750HAN6	2,178,763	1,209,245		(969,518)	1,209,245	753,703	6/30/2010
61750YAF6	32,430,105	32,248,898		(181,207)	32,248,898	26,973,444	6/30/2010
61751NAQ5	1,387,727	864,604		(523,123)	864,604	805,440	6/30/2010
61751NAR3	714,999	378,635		(336,364)	378,635	400,000	6/30/2010
61754KAP0	2,678,454	2,541,397		(137,057)	2,541,397	3,684,741	6/30/2010
643529AD2	12,102,280	11,103,196		(999,084)	11,103,196	8,263,928	6/30/2010
74438WAN6	1,082,617	400,684		(681,933)	400,684	35,420	6/30/2010
760985YY1	831,763	605,023		(226,740)	605,023	143,230	6/30/2010
76110WRX6	1,417,999	758,223		(659,776)	758,223	583,292	6/30/2010
86359B4V0	21,641,235	20,762,501		(878,734)	20,762,501	14,349,507	6/30/2010
86359DMX2	49,984,375	47,927,368		(2,057,007)	47,927,368	32,510,440	6/30/2010
87222PAE3	29,238,524	28,382,087		(856,437)	28,382,087	15,820,916	6/30/2010

B-152	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
92977QAM0	$20,053,514	$10,149,716		$(9,903,798)	$10,149,716	$5,842,480	6/30/2010
92978MAL0	11,091,220	10,867,453		(223,767)	10,867,453	4,429,080	6/30/2010
92978MAN6	7,874,789	1,282,000		(6,592,789)	1,282,000	5,840,200	6/30/2010
92978MAT3	130,171	—	*	(130,171)	—	435,680	6/30/2010
92978TAK7	20,062,978	14,704,038		(5,358,940)	14,704,038	5,308,880	6/30/2010
92978TAL5	22,273,467	4,978,080		(17,295,387)	4,978,080	6,427,860	6/30/2010
92978TAM3	5,018,168	4,288,449		(729,719)	4,288,449	5,558,910	6/30/2010
93934DAR8	63,646	54,032		(9,614)	54,032	44,885	6/30/2010
939344AN7	6,065,430	—	²	(1,272,720)	4,792,710	4,792,710	6/30/2010
00253CHK6	2,245,378	1,955,804		(289,574)	1,955,804	1,174,423	3/31/2010
74040KAC6	6,795,019	—	[2]	(2,859,085)	3,935,934	3,935,934	3/31/2010
03702YAC4	25,200	—	[2]	(10,800)	14,400	14,400	3/31/2010
55312TAR4	650,808	—	[2]	(165,128)	485,680	485,680	3/31/2010
02147QAE2	45,092,898	43,634,925		(1,457,973)	43,634,925	35,987,230	3/31/2010
02148FAW5	26,144,301	25,008,260		(1,136,041)	25,008,260	18,776,720	3/31/2010
02148YAD6	19,568,230	18,986,984		(581,246)	18,986,984	17,070,532	3/31/2010
02149HAK6	23,392,360	22,157,145		(1,235,215)	22,157,145	19,738,678	3/31/2010
02151CBD7	27,542,769	25,854,585		(1,688,184)	25,854,585	23,165,668	3/31/2010
02151FAD1	37,054,586	36,269,400		(785,186)	36,269,400	25,475,656	3/31/2010
02151NBA9	17,316,643	15,671,369		(1,645,274)	15,671,369	8,688,977	3/31/2010
03072SQV0	2,402,016	1,539,826		(862,190)	1,539,826	447,980	3/31/2010
036510AB1	2,640,442	2,216,364		(424,078)	2,216,364	502,060	3/31/2010
05947UVZ8	318,015	298,794		(19,221)	298,794	11,341	3/31/2010
05947UWA2	160,955	—	*	(160,955)	—	5,670	3/31/2010
05947UWB0	38,213	—	*	(38,213)	—	11	3/31/2010
05947UWC8	37,462	—	*	(37,462)	—	11	3/31/2010
05947UY28	4,010,191	3,876,118		(134,073)	3,876,118	2,551,720	3/31/2010
05948KB65	9,967,742	9,779,206		(188,536)	9,779,206	6,793,636	3/31/2010
05948KC98	17,655,061	17,488,890		(166,171)	17,488,890	13,601,691	3/31/2010
05948KF20	17,999,982	17,770,893		(229,089)	17,770,893	15,539,459	3/31/2010
05948KLA5	1,682,897	966,410		(716,487)	966,410	922,443	3/31/2010
05948KP37	10,677,570	10,605,671		(71,899)	10,605,671	8,190,960	3/31/2010
05949AA67	4,729,113	2,495,578		(2,233,535)	2,495,578	3,005,167	3/31/2010
05949AA75	255,894	251,887		(4,007)	251,887	430,578	3/31/2010
05949AM23	1,731,479	910,147		(821,332)	910,147	1,872,146	3/31/2010
05949AM31	358,619	174,351		(184,268)	174,351	328,060	3/31/2010
05949AMN7	6,185,487	5,227,430		(958,057)	5,227,430	4,028,445	3/31/2010
05949AMP2	2,112,024	867,709		(1,244,315)	867,709	1,432,633	3/31/2010
05949TBF5	19,631,054	19,565,964		(65,090)	19,565,964	16,488,408	3/31/2010
059511AM7	1,289,986	1,249,704		(40,282)	1,249,704	1,392,444	3/31/2010
059511AS4	1,188,469	1,011,351		(177,118)	1,011,351	1,314,724	3/31/2010
059511AU9	1,414,062	1,236,027		(178,035)	1,236,027	1,730,310	3/31/2010
07383F5T1	4,790,399	4,327,654		(462,745)	4,327,654	1,797,485	3/31/2010
07387BGA5	1,400,027	1,067,771		(332,256)	1,067,771	394,127	3/31/2010
07388RAN7	2,618,137	1,403,761		(1,214,376)	1,403,761	1,527,310	3/31/2010
07388RAP2	923,296	652,661		(270,635)	652,661	585,000	3/31/2010
07388YBC5	1,667,650	1,652,127		(15,523)	1,652,127	1,013,894	3/31/2010
07388YBE1	1,280,301	1,239,645		(40,656)	1,239,645	651,277	3/31/2010
12513YAP5	668,265	489,748		(178,517)	489,748	550,000	3/31/2010
12513YAR1	10,266,538	114,284		(10,152,254)	114,284	4,599,900	3/31/2010
12543UAE2	15,131,563	15,127,220		(4,343)	15,127,220	8,170,711	3/31/2010
12543XAD8	24,797,903	24,672,225		(125,678)	24,672,225	18,039,990	3/31/2010
12544ABJ3	13,091,155	12,070,878		(1,020,277)	12,070,878	12,263,022	3/31/2010
12544DAK5	21,675,290	21,552,653		(122,637)	21,552,653	15,549,424	3/31/2010
12544DAQ2	15,572,064	15,404,221		(167,843)	15,404,221	9,926,487	3/31/2010
12558MBP6	4,464,218	2,194,447		(2,269,771)	2,194,447	1,602,262	3/31/2010

Intelligent Variable Annuity ■ Statement of Additional Information	B-153

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
12566RAG6	$38,921,572	$36,322,540	$(2,599,032)	$36,322,540	$29,557,714	3/31/2010
126378AG3	13,400,744	11,953,260	(1,447,484)	11,953,260	9,307,516	3/31/2010
126378AH1	14,653,389	13,107,947	(1,545,442)	13,107,947	8,948,331	3/31/2010
126670GR3	6,435,271	6,134,841	(300,430)	6,134,841	2,553,352	3/31/2010
126670QT8	3,567,630	3,532,757	(34,873)	3,532,757	1,735,609	3/31/2010
126671TW6	791,031	482,758	(308,273)	482,758	173,299	3/31/2010
12667F4N2	9,827,189	9,686,117	(141,072)	9,686,117	6,712,318	3/31/2010
12667F7D1	25,637,740	25,380,242	(257,498)	25,380,242	18,962,088	3/31/2010
12667FMJ1	19,236,952	18,352,895	(884,057)	18,352,895	9,673,785	3/31/2010
12667FR98	4,326,017	2,464,197	(1,861,820)	2,464,197	1,354,983	3/31/2010
12667FW92	8,268,058	8,092,925	(175,133)	8,092,925	8,186,958	3/31/2010
12667FYZ2	19,181,294	15,089,537	(4,091,757)	15,089,537	5,129,987	3/31/2010
12667G8B2	91,097	88,957	(2,140)	88,957	179,961	3/31/2010
12667GBA0	69,058,015	68,732,995	(325,020)	68,732,995	49,770,826	3/31/2010
12667GFB4	67,640,171	67,336,274	(303,897)	67,336,274	50,440,009	3/31/2010
12667GFT5	19,136,757	18,770,374	(366,383)	18,770,374	12,774,402	3/31/2010
12667GJG9	16,350,299	16,229,555	(120,744)	16,229,555	11,513,931	3/31/2010
12667GJR5	50,384,658	50,284,751	(99,907)	50,284,751	34,930,567	3/31/2010
12667GKE2	14,834,096	14,618,697	(215,399)	14,618,697	7,806,783	3/31/2010
12667GLE1	30,077,725	30,005,580	(72,145)	30,005,580	23,611,971	3/31/2010
12667GQA4	22,619,726	22,510,909	(108,817)	22,510,909	16,091,161	3/31/2010
12667GUG6	6,835,517	6,537,866	(297,651)	6,537,866	5,463,941	3/31/2010
12667GW74	20,027,382	19,963,420	(63,962)	19,963,420	14,633,914	3/31/2010
12668AAG0	18,586,413	17,911,328	(675,085)	17,911,328	16,654,665	3/31/2010
12668ASQ9	27,229,913	25,937,547	(1,292,366)	25,937,547	22,812,379	3/31/2010
12668ASR7	7,317,769	6,886,618	(431,151)	6,886,618	4,037,703	3/31/2010
12669DN79	4,528,692	4,471,443	(57,249)	4,471,443	2,271,979	3/31/2010
12669DN87	1,895,658	1,279,333	(616,325)	1,279,333	1,264,284	3/31/2010
12669E4W3	4,764,288	2,964,336	(1,799,952)	2,964,336	2,585,613	3/31/2010
12669EL95	9,268,819	9,039,136	(229,683)	9,039,136	6,425,375	3/31/2010
12669EWY8	9,536,306	9,367,430	(168,876)	9,367,430	6,773,222	3/31/2010
12669EWZ5	2,824,872	1,934,891	(889,981)	1,934,891	1,526,678	3/31/2010
12669G5U1	9,149,772	9,036,280	(113,492)	9,036,280	7,866,346	3/31/2010
12669YAH5	16,359,710	15,365,488	(994,222)	15,365,488	7,308,981	3/31/2010
12669YAX0	15,297,865	14,926,570	(371,295)	14,926,570	6,898,128	3/31/2010
14986DAT7	24,625,401	20,166,978	(4,458,423)	20,166,978	4,189,337	3/31/2010
152314DS6	1,127,221	801,232	(325,989)	801,232	430,502	3/31/2010
152314DT4	340,216	163,344	(176,872)	163,344	285,159	3/31/2010
161546ED4	1,026,193	150,374	(875,819)	150,374	122,313	3/31/2010
161546FY7	2,174,201	1,131,814	(1,042,387)	1,131,814	901,447	3/31/2010
161546GN0	3,527,196	2,676,088	(851,108)	2,676,088	1,565,295	3/31/2010
161546HW9	2,319,369	2,179,089	(140,280)	2,179,089	914,234	3/31/2010
161551FW1	102,065	17,042	(85,023)	17,042	6,631	3/31/2010
16163BAP9	28,961,620	28,795,776	(165,844)	28,795,776	23,240,422	3/31/2010
16165LAG5	13,413,371	13,314,507	(98,864)	13,314,507	8,095,071	3/31/2010
16165TBJ1	10,243,892	9,600,706	(643,186)	9,600,706	7,029,679	3/31/2010
17025AAB8	16,388,366	16,154,460	(233,906)	16,154,460	14,346,748	3/31/2010
17307GVK1	11,149,554	10,299,526	(850,028)	10,299,526	7,870,632	3/31/2010
17309YAD9	19,148,250	16,770,460	(2,377,790)	16,770,460	12,633,390	3/31/2010
17310AAR7	32,435,381	32,363,117	(72,264)	32,363,117	21,929,096	3/31/2010
17312FAD5	9,848,853	9,834,560	(14,293)	9,834,560	7,686,453	3/31/2010
190749AN1	1,108,586	511,945	(596,641)	511,945	360,290	3/31/2010
19075CAL7	2,833,371	2,096,747	(736,624)	2,096,747	4,471,046	3/31/2010
19075CAM5	719,222	568,626	(150,596)	568,626	851,135	3/31/2010
19075CAN3	556,895	476,463	(80,432)	476,463	500,000	3/31/2010
19075CAS2	2,932,809	2,400,723	(532,086)	2,400,723	2,419,440	3/31/2010

B-154	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
20047EAP7	$2,599,344	$2,086,554		$(512,790)	$2,086,554	$5,188,491	3/31/2010
22544QAK5	15,058,638	7,669,903		(7,388,735)	7,669,903	4,243,770	3/31/2010
22544QAM1	6,170,500	1,899,693		(4,270,807)	1,899,693	4,437,299	3/31/2010
22544QAN9	2,210,330	592,662		(1,617,668)	592,662	1,752,254	3/31/2010
22544QAP4	928,438	334,945		(593,493)	334,945	942,255	3/31/2010
22544QAQ2	1,521,856	574,510		(947,346)	574,510	1,467,674	3/31/2010
225458SB5	13,997,534	9,852,236		(4,145,298)	9,852,236	2,691,761	3/31/2010
22545LAT6	1,045,498	923,208		(122,290)	923,208	771,809	3/31/2010
22545LAV1	547,602	470,162		(77,440)	470,162	339,520	3/31/2010
22545XAP8	717,543	—	*	(717,543)	—	2,567,337	3/31/2010
22545YAS0	5,830,405	3,577,397		(2,253,008)	3,577,397	2,765,958	3/31/2010
251510CY7	6,027,410	4,221,438		(1,805,972)	4,221,438	2,388,495	3/31/2010
251510ET6	5,967,441	3,950,554		(2,016,887)	3,950,554	1,526,850	3/31/2010
251511AC5	14,805,071	14,612,272		(192,799)	14,612,272	10,668,651	3/31/2010
294751BY7	3,584,750	2,457,027		(1,127,723)	2,457,027	1,050,749	3/31/2010
294751DH2	2,155,248	1,701,535		(453,713)	1,701,535	389,294	3/31/2010
294751DY5	1,611,177	1,242,907		(368,270)	1,242,907	272,004	3/31/2010
294751FB3	4,469,940	2,159,859		(2,310,081)	2,159,859	1,262,440	3/31/2010
294751FC1	1,232,038	609,805		(622,233)	609,805	514,437	3/31/2010
294754AY2	5,323,066	5,073,326		(249,740)	5,073,326	4,147,640	3/31/2010
32051GDH5	3,970,409	3,264,438		(705,971)	3,264,438	3,409,527	3/31/2010
32051GFL4	7,578,722	7,537,146		(41,576)	7,537,146	5,595,466	3/31/2010
36228CYQ0	23,086,753	19,954,462		(3,132,291)	19,954,462	7,527,524	3/31/2010
3622ECAH9	5,882,873	4,421,834		(1,461,039)	4,421,834	2,885,374	3/31/2010
3622ECAK2	18,750,828	16,607,826		(2,143,002)	16,607,826	11,280,108	3/31/2010
3622ELAD8	44,091,517	41,871,096		(2,220,421)	41,871,096	24,891,299	3/31/2010
3622MPBE7	50,351,907	49,993,950		(357,957)	49,993,950	40,524,485	3/31/2010
362332AT5	431,489	238,109		(193,380)	238,109	2,881,920	3/31/2010
362332AV0	399,877	—	*	(399,877)	—	1,640,000	3/31/2010
362334ME1	23,534,063	22,348,250		(1,185,813)	22,348,250	16,824,456	3/31/2010
362334QC1	9,034,890	8,860,291		(174,599)	8,860,291	6,830,887	3/31/2010
362375AD9	15,214,761	14,512,803		(701,958)	14,512,803	11,097,407	3/31/2010
362669AQ6	10,072,205	10,055,881		(16,324)	10,055,881	6,988,691	3/31/2010
36298JAC7	7,457,412	5,205,353		(2,252,059)	5,205,353	1,300,000	3/31/2010
36828QLB0	6,650,482	5,297,161		(1,353,321)	5,297,161	1,925,996	3/31/2010
45660LPD5	13,660,835	13,628,158		(32,677)	13,628,158	9,535,212	3/31/2010
46412QAD9	4,715,407	4,220,242		(495,165)	4,220,242	2,670,797	3/31/2010
46625MQ93	446,572	295,023		(151,549)	295,023	121,263	3/31/2010
46625YQ97	795,260	713,219		(82,041)	713,219	1,202,170	3/31/2010
46627MAC1	11,101,556	10,947,012		(154,544)	10,947,012	6,190,987	3/31/2010
46628CAD0	19,262,507	16,978,772		(2,283,735)	16,978,772	13,019,864	3/31/2010
46628SAG8	24,118,269	20,192,336		(3,925,933)	20,192,336	14,055,183	3/31/2010
46628YBP4	15,322,409	15,320,058		(2,351)	15,320,058	10,033,890	3/31/2010
46629GAQ1	5,014,990	3,913,629		(1,101,361)	3,913,629	1,142,630	3/31/2010
46629PAU2	3,005,928	2,707,139		(298,789)	2,707,139	898,887	3/31/2010
46629YAM1	15,658,620	13,795,880		(1,862,740)	13,795,880	5,507,620	3/31/2010
46630AAC2	1,551,188	728,104		(823,084)	728,104	490,000	3/31/2010
46631BAN5	28,347,649	20,421,136		(7,926,513)	20,421,136	6,896,809	3/31/2010
46631BAP0	9,891,067	3,714,812		(6,176,255)	3,714,812	2,894,337	3/31/2010
46632HAQ4	1,677,705	661,287		(1,016,418)	661,287	508,468	3/31/2010
46632HAR2	2,047,306	1,057,218		(990,088)	1,057,218	1,015,355	3/31/2010
50177AAL3	2,208,516	1,197,758		(1,010,758)	1,197,758	1,903,030	3/31/2010
50179AAM9	2,908,774	2,465,436		(443,338)	2,465,436	480,000	3/31/2010
50179AAN7	1,311,655	—	*	(1,311,655)	—	549,000	3/31/2010
50179AAS6	1,242,113	—	*	(1,242,113)	—	524,370	3/31/2010
50180JAM7	4,017,423	1,334,232		(2,683,191)	1,334,232	1,700,000	3/31/2010

Intelligent Variable Annuity ■ Statement of Additional Information	B-155

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
50180JAR6	$2,095,451	$478,725		$(1,616,726)	$478,725	$840,000	3/31/2010
52108HZ80	5,810,790	4,946,320		(864,470)	4,946,320	1,767,997	3/31/2010
52521RAS0	2,782,285	2,514,992		(267,293)	2,514,992	1,353,507	3/31/2010
525221EB9	29,827,547	28,822,444		(1,005,103)	28,822,444	20,852,745	3/31/2010
525221JW8	40,440,084	34,927,611		(5,512,473)	34,927,611	25,824,420	3/31/2010
52522HAL6	39,058,866	33,636,080		(5,422,786)	33,636,080	17,901,172	3/31/2010
52523KAH7	11,907,943	11,021,602		(886,341)	11,021,602	8,733,078	3/31/2010
53944MAC3	1,630,132	589,299		(1,040,833)	589,299	420,000	3/31/2010
55312TAJ2	2,018,264	1,289,222		(729,042)	1,289,222	1,686,681	3/31/2010
55312TAK9	3,935,156	2,755,763		(1,179,393)	2,755,763	3,275,550	3/31/2010
55312YAJ1	1,551,651	1,249,295		(302,356)	1,249,295	1,950,000	3/31/2010
55312YAK8	733,206	333,928		(399,278)	333,928	880,000	3/31/2010
55312YAL6	910,764	—	*	(910,764)	—	700,000	3/31/2010
55312YAS1	550,646	—	*	(550,646)	—	400,000	3/31/2010
55312YAT9	765,344	—	*	(765,344)	—	600,000	3/31/2010
576434GR9	2,237,348	1,529,886		(707,462)	1,529,886	1,340,151	3/31/2010
576434SW5	11,213,256	8,207,145		(3,006,111)	8,207,145	6,404,670	3/31/2010
59022HEC2	1,383,042	207,699		(1,175,343)	207,699	2,685,200	3/31/2010
59022HED0	159,625	—	*	(159,625)	—	225,006	3/31/2010
59022HEE8	116,912	—	*	(116,912)	—	120,381	3/31/2010
59022HEF5	97,099	—	*	(97,099)	—	63,300	3/31/2010
59023BAN4	1,122,794	1,105,828		(16,966)	1,105,828	700,000	3/31/2010
60687UAM9	3,497,630	3,390,262		(107,368)	3,390,262	825,381	3/31/2010
60687VAM7	657,467	431,421		(226,046)	431,421	1,131,145	3/31/2010
60687VAN5	298,309	80,935		(217,374)	80,935	641,864	3/31/2010
60688BAS7	2,250,067	1,955,270		(294,797)	1,955,270	1,571,053	3/31/2010
61745MU68	2,299,306	1,415,396		(883,910)	1,415,396	1,525,508	3/31/2010
61745MX57	3,006,452	2,853,555		(152,897)	2,853,555	1,241,373	3/31/2010
61746WF21	92,228	86,333		(5,895)	86,333	107,333	3/31/2010
61749MAG4	191,762	145,696		(46,066)	145,696	315,933	3/31/2010
61749WAH0	5,178,256	4,930,474		(247,782)	4,930,474	3,532,277	3/31/2010
61749WAJ6	3,606,906	3,446,762		(160,144)	3,446,762	2,750,651	3/31/2010
61750CAS6	5,688,819	4,877,713		(811,106)	4,877,713	2,649,141	3/31/2010
61750HAN6	4,028,870	2,229,199		(1,799,671)	2,229,199	671,389	3/31/2010
61751NAQ5	1,632,133	1,424,789		(207,344)	1,424,789	689,540	3/31/2010
61751NAR3	835,685	762,541		(73,144)	762,541	400,000	3/31/2010
61752JAF7	12,151,727	11,733,026		(418,701)	11,733,026	9,177,410	3/31/2010
61753JAM1	1,468,321	1,034,343		(433,978)	1,034,343	1,927,030	3/31/2010
61753JAN9	893,267	724,829		(168,438)	724,829	1,013,006	3/31/2010
61754KAN5	29,543,750	14,902,848		(14,640,902)	14,902,848	7,169,550	3/31/2010
61754KAP0	4,753,770	2,882,584		(1,871,186)	2,882,584	3,179,403	3/31/2010
74951PEA2	1,411,161	611,715		(799,446)	611,715	798,880	3/31/2010
749577AL6	18,344,213	18,173,451		(170,762)	18,173,451	9,351,820	3/31/2010
74958BAH5	26,688,678	25,795,063		(893,615)	25,795,063	18,183,241	3/31/2010
74958EAD8	49,330,341	49,156,800		(173,541)	49,156,800	39,456,610	3/31/2010
75115CAG2	8,686,890	8,574,274		(112,616)	8,574,274	8,132,934	3/31/2010
75971EAF3	426,984	364,335		(62,649)	364,335	261,375	3/31/2010
759950GW2	11,000,000	9,571,051		(1,428,949)	9,571,051	5,472,159	3/31/2010
7609854A6	33,830,344	30,009,356		(3,820,988)	30,009,356	15,941,114	3/31/2010
760985YY1	951,336	833,683		(117,653)	833,683	122,201	3/31/2010
76110H5M7	105,883	91,862		(14,021)	91,862	97,872	3/31/2010
76110HHB8	3,704,290	2,979,257		(725,033)	2,979,257	1,570,435	3/31/2010
76110HNQ8	3,421,480	3,163,808		(257,672)	3,163,808	1,875,614	3/31/2010
76110HQS1	5,909,509	4,753,597		(1,155,912)	4,753,597	3,911,273	3/31/2010
76110HQT9	1,234,187	501,006		(733,181)	501,006	552,010	3/31/2010
76110HSH3	2,599,507	1,840,661		(758,846)	1,840,661	597,846	3/31/2010

B-156	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
76110HX53	$10,731,362	$10,506,169		$(225,193)	$10,506,169	$7,093,483	3/31/2010
76110HX87	23,928,208	23,397,766		(530,442)	23,397,766	15,777,859	3/31/2010
76110WQA7	15,542,700	14,592,408		(950,292)	14,592,408	6,411,873	3/31/2010
76110WRX6	2,811,280	1,514,494		(1,296,786)	1,514,494	597,290	3/31/2010
76110WTB2	4,358,804	4,046,507		(312,297)	4,046,507	1,956,630	3/31/2010
76110WTU0	2,967,641	2,806,539		(161,102)	2,806,539	1,139,118	3/31/2010
76110WUL8	14,858,673	14,320,496		(538,177)	14,320,496	4,842,900	3/31/2010
76110WUM6	6,485,856	6,369,500		(116,356)	6,369,500	5,036,685	3/31/2010
76110WVT0	877,241	672,338		(204,903)	672,338	363,176	3/31/2010
76110WWK8	2,357,146	1,818,861		(538,285)	1,818,861	770,759	3/31/2010
761118CZ9	11,151,038	10,916,220		(234,818)	10,916,220	5,093,136	3/31/2010
761118PQ5	12,290,266	12,209,616		(80,650)	12,209,616	9,599,776	3/31/2010
76113GAC2	981,879	350,473		(631,406)	350,473	382,698	3/31/2010
76114DAE4	15,287,451	15,118,884		(168,567)	15,118,884	13,098,239	3/31/2010
87222PAE3	35,277,842	29,398,655		(5,879,187)	29,398,655	16,122,708	3/31/2010
92977QAP3	8,825,113	2,097,324		(6,727,789)	2,097,324	3,343,397	3/31/2010
92977QAQ1	3,067,791	555,880		(2,511,911)	555,880	2,894,060	3/31/2010
92978MAN6	21,198,285	8,122,135		(13,076,150)	8,122,135	6,003,050	3/31/2010
92978MAT3	1,306,147	207,324		(1,098,823)	207,324	1,234,287	3/31/2010
92978QAP2	454,099	—	*	(454,099)	—	1,408,390	3/31/2010
92978QAR8	1,555,608	—	*	(1,555,608)	—	3,448,340	3/31/2010
92978QAT4	721,689	—	*	(721,689)	—	1,200,000	3/31/2010
93934DAR8	80,306	66,124		(14,182)	66,124	42,673	3/31/2010
94980KAQ5	672,475	563,431		(109,044)	563,431	608,303	3/31/2010
949837AF5	69,106,312	68,983,549		(122,763)	68,983,549	39,419,082	3/31/2010
949837BE7	19,956,633	19,950,284		(6,349)	19,950,284	14,404,911	3/31/2010
949837BK3	8,604,257	8,579,231		(25,026)	8,579,231	6,285,336	3/31/2010
94983BAP4	15,480,624	15,407,947		(72,677)	15,407,947	11,951,023	3/31/2010
94984AAR1	29,305,436	29,134,800		(170,636)	29,134,800	15,831,891	3/31/2010
94984AAS9	10,026,305	9,967,760		(58,545)	9,967,760	7,951,333	3/31/2010
94984FAR0	35,362,500	35,181,913		(180,587)	35,181,913	26,150,659	3/31/2010
94984JAK7	44,835,899	43,930,925		(904,974)	43,930,925	31,606,570	3/31/2010
94984XAB6	9,537,419	9,483,578		(53,841)	9,483,578	5,034,366	3/31/2010
94984XAD2	7,887,301	7,842,358		(44,943)	7,842,358	4,163,905	3/31/2010
94984XAM2	12,041,714	11,971,668		(70,046)	11,971,668	7,721,227	3/31/2010
94985JAB6	48,930,619	48,678,950		(251,669)	48,678,950	29,241,105	3/31/2010
94985JBR0	29,490,677	29,416,351		(74,326)	29,416,351	12,570,636	3/31/2010
94985JCA6	28,951,381	28,831,230		(120,151)	28,831,230	24,132,195	3/31/2010
94985RAP7	61,798,708	61,727,872		(70,836)	61,727,872	43,791,258	3/31/2010
94985WAP6	23,112,305	22,793,202		(319,103)	22,793,202	19,317,875	3/31/2010
94985WAQ4	71,557,171	71,525,516		(31,655)	71,525,516	30,565,698	3/31/2010
94985WBL4	37,253,580	37,102,427		(151,153)	37,102,427	27,324,140	3/31/2010
94986AAC2	111,247,247	111,160,855		(86,392)	111,160,855	80,968,395	3/31/2010
02148FAW5	28,092,012	26,534,625		(1,557,387)	26,534,625	18,680,752	12/31/2009
02149HAK6	24,244,801	23,401,542		(843,259)	23,401,542	18,845,141	12/31/2009
02151CBD7	28,168,626	27,928,844		(239,782)	27,928,844	23,040,583	12/31/2009
02151FAD1	38,605,381	37,069,441		(1,535,940)	37,069,441	24,873,276	12/31/2009
02151NBA9	18,265,546	17,329,209		(936,337)	17,329,209	8,458,155	12/31/2009
036510AB1	3,069,872	2,757,335		(312,537)	2,757,335	558,395	12/31/2009
03702YAC4	28,800	—	[2]	(3,600)	25,200	25,200	12/31/2009
03927NAA1	14,694,000	9,404,655		(5,289,345)	9,404,655	5,250,000	12/31/2009
05947UJT6	684,903	461,411		(223,492)	461,411	307,397	12/31/2009
05947UMM7	2,599,818	1,949,371		(650,447)	1,949,371	378,124	12/31/2009
05947UVY1	1,969,347	1,783,588		(185,759)	1,783,588	231,398	12/31/2009
05947UVZ8	1,943,102	318,015		(1,625,087)	318,015	230,470	12/31/2009
05947UWA2	767,441	160,955		(606,486)	160,955	225,250	12/31/2009

Intelligent Variable Annuity ■ Statement of Additional Information	B-157

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
05947UWB0	$131,202	$38,214	$(92,988)	$38,214	$109,176	12/31/2009
05947UWC8	58,568	37,462	(21,106)	37,462	100,663	12/31/2009
05947UWD6	68,815	3,886	(64,929)	3,886	85,979	12/31/2009
05948KB65	10,449,434	9,975,968	(473,466)	9,975,968	6,636,940	12/31/2009
05948KC98	17,774,894	17,659,659	(115,235)	17,659,659	13,260,340	12/31/2009
05948KLA5	1,899,662	1,730,054	(169,608)	1,730,054	929,252	12/31/2009
05948KP37	10,774,470	10,676,031	(98,439)	10,676,031	7,980,675	12/31/2009
059497AC1	10,033,749	7,475,988	(2,557,761)	7,475,988	2,700,530	12/31/2009
05949AA67	6,044,085	4,810,509	(1,233,576)	4,810,509	3,013,807	12/31/2009
05949AA75	751,465	301,666	(449,799)	301,666	430,971	12/31/2009
05949AM23	2,018,499	1,815,560	(202,939)	1,815,560	1,867,555	12/31/2009
05949AM31	419,986	371,791	(48,195)	371,791	325,386	12/31/2009
05949AMP2	2,912,645	2,125,205	(787,440)	2,125,205	1,401,219	12/31/2009
059511AL9	7,909,548	4,984,251	(2,925,297)	4,984,251	2,157,600	12/31/2009
059511AM7	3,154,584	1,355,076	(1,799,508)	1,355,076	1,145,100	12/31/2009
059511AS4	1,707,661	1,267,071	(440,590)	1,267,071	1,098,652	12/31/2009
059511AU9	2,073,166	1,533,143	(540,023)	1,533,143	1,463,230	12/31/2009
07387BEQ2	6,510,227	1,763,263	(4,746,964)	1,763,263	2,421,832	12/31/2009
07387BGA5	2,801,784	1,418,267	(1,383,517)	1,418,267	380,252	12/31/2009
07388RAM9	8,630,233	7,989,403	(640,830)	7,989,403	2,029,004	12/31/2009
07388RAN7	9,125,638	2,720,811	(6,404,827)	2,720,811	2,167,880	12/31/2009
07388RAP2	1,971,041	1,002,354	(968,687)	1,002,354	1,156,116	12/31/2009
07388YBC5	1,811,745	1,741,414	(70,331)	1,741,414	858,613	12/31/2009
07388YBE1	1,393,067	1,358,950	(34,117)	1,358,950	594,875	12/31/2009
073945AN7	3,339,528	3,306,158	(33,370)	3,306,158	957,803	12/31/2009
073945AQ0	1,868,880	659,799	(1,209,081)	659,799	418,758	12/31/2009
073945AS6	579,048	467,855	(111,193)	467,855	261,696	12/31/2009
12513YAP5	1,266,628	728,019	(538,609)	728,019	550,000	12/31/2009
12543TAD7	10,072,936	9,581,949	(490,987)	9,581,949	7,308,631	12/31/2009
12543UAD4	45,177,737	42,394,764	(2,782,973)	42,394,764	20,791,904	12/31/2009
12543UAE2	15,930,769	15,151,663	(779,106)	15,151,663	7,917,427	12/31/2009
12544AAC9	49,835,937	48,573,999	(1,261,938)	48,573,999	25,931,615	12/31/2009
12544DAK5	21,950,653	21,668,533	(282,120)	21,668,533	15,139,755	12/31/2009
12544DAQ2	15,698,178	15,576,809	(121,369)	15,576,809	9,330,008	12/31/2009
12544LAK7	31,269,224	30,929,119	(340,105)	30,929,119	23,283,773	12/31/2009
12544RAL2	8,883,000	8,687,070	(195,930)	8,687,070	5,835,361	12/31/2009
12545CAU4	39,546,663	37,843,801	(1,702,862)	37,843,801	29,109,776	12/31/2009
12558MBN1	14,860,111	14,345,457	(514,654)	14,345,457	2,493,919	12/31/2009
12566RAG6	40,498,727	38,955,331	(1,543,396)	38,955,331	28,805,442	12/31/2009
12566XAE8	34,342,512	31,146,696	(3,195,816)	31,146,696	22,906,737	12/31/2009
12566XAG3	15,725,340	14,714,071	(1,011,269)	14,714,071	7,004,737	12/31/2009
126171AQ0	4,979,133	4,294,375	(684,758)	4,294,375	1,184,275	12/31/2009
126378AG3	14,468,757	13,583,840	(884,917)	13,583,840	9,322,523	12/31/2009
126378AH1	15,735,264	14,849,376	(885,888)	14,849,376	8,924,133	12/31/2009
126670GR3	6,999,491	6,444,126	(555,365)	6,444,126	2,538,239	12/31/2009
126670QT8	3,628,335	3,588,346	(39,989)	3,588,346	2,216,845	12/31/2009
126671TW6	1,104,726	893,475	(211,251)	893,475	157,397	12/31/2009
12667F2J3	38,230,681	37,962,650	(268,031)	37,962,650	16,806,135	12/31/2009
12667F4N2	10,000,000	9,861,140	(138,860)	9,861,140	6,538,343	12/31/2009
12667FMJ1	19,582,164	19,378,750	(203,414)	19,378,750	11,437,931	12/31/2009
12667FR98	6,874,348	4,442,078	(2,432,270)	4,442,078	1,295,211	12/31/2009
12667FYZ2	24,125,540	19,416,478	(4,709,062)	19,416,478	5,117,969	12/31/2009
12667GFB4	68,056,538	67,661,838	(394,700)	67,661,838	49,131,254	12/31/2009
12667GFT5	19,521,163	19,142,452	(378,711)	19,142,452	12,645,891	12/31/2009
12667GJG9	16,385,944	16,353,724	(32,220)	16,353,724	11,171,557	12/31/2009
12667GKE2	15,362,913	14,843,603	(519,310)	14,843,603	7,562,329	12/31/2009

B-158	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
12667GQA4	$23,036,429	$22,632,016		$(404,413)	$22,632,016	$15,677,998	12/31/2009
12667GW74	20,096,846	20,031,300		(65,546)	20,031,300	14,258,906	12/31/2009
12668ASQ9	4,716,558	4,702,861		(13,697)	4,702,861	3,743,740	12/31/2009
12668ASQ9	23,876,161	23,806,826		(69,335)	23,806,826	18,951,563	12/31/2009
12668ASR7	7,449,505	7,322,310		(127,195)	7,322,310	3,739,156	12/31/2009
126694AG3	14,053,115	13,575,455		(477,660)	13,575,455	5,578,762	12/31/2009
126694HK7	19,184,867	19,020,520		(164,347)	19,020,520	14,660,188	12/31/2009
126694JS8	27,939,566	27,834,551		(105,015)	27,834,551	10,595,359	12/31/2009
126694W61	24,054,887	22,698,356		(1,356,531)	22,698,356	9,466,804	12/31/2009
126694XQ6	32,714,970	30,923,460		(1,791,510)	30,923,460	13,730,021	12/31/2009
12669DN87	2,557,344	1,951,794		(605,550)	1,951,794	1,261,641	12/31/2009
12669E4W3	5,078,179	4,840,772		(237,407)	4,840,772	2,593,800	12/31/2009
12669YAF9	20,652,190	19,664,480		(987,710)	19,664,480	8,774,980	12/31/2009
12669YAH5	16,469,188	16,368,464		(100,724)	16,368,464	6,872,166	12/31/2009
12669YAX0	15,969,650	15,316,597		(653,053)	15,316,597	6,697,462	12/31/2009
12670AAF8	48,352,021	45,989,004		(2,363,017)	45,989,004	33,931,285	12/31/2009
14986DAT7	24,737,519	24,630,219		(107,300)	24,630,219	3,632,255	12/31/2009
152314DS6	1,296,322	1,130,882		(165,440)	1,130,882	326,094	12/31/2009
152314DT4	372,409	340,217		(32,192)	340,217	225,279	12/31/2009
161546FY7	4,136,277	2,201,131		(1,935,146)	2,201,131	671,769	12/31/2009
161551FW1	154,005	103,493		(50,512)	103,493	3,237	12/31/2009
161631AV8	42,128,293	40,838,840		(1,289,453)	40,838,840	30,045,941	12/31/2009
16163BAP9	29,341,512	28,968,116		(373,396)	28,968,116	13,865,667	12/31/2009
16165LAG5	13,821,284	13,647,764		(173,520)	13,647,764	7,986,973	12/31/2009
16165TBJ1	10,448,900	10,263,761		(185,139)	10,263,761	6,816,639	12/31/2009
170255AS2	15,112,930	14,773,335		(339,595)	14,773,335	11,552,634	12/31/2009
17025JAB9	9,459,235	9,190,500		(268,735)	9,190,500	4,008,065	12/31/2009
17025JAB9	28,874,314	28,054,001		(820,313)	28,054,001	12,234,618	12/31/2009
17025TAV3	28,498,552	27,463,403		(1,035,149)	27,463,403	15,287,882	12/31/2009
172973W62	440,184	436,545		(3,639)	436,545	313,988	12/31/2009
17309YAD9	20,217,243	19,172,925		(1,044,318)	19,172,925	12,006,899	12/31/2009
17310AAR7	32,963,982	32,409,718		(554,264)	32,409,718	20,022,763	12/31/2009
17310MAQ3	15,046,908	11,646,343		(3,400,565)	11,646,343	1,856,580	12/31/2009
17310MAS9	1,275,932	960,222		(315,710)	960,222	414,852	12/31/2009
17312FAD5	9,855,551	9,846,320		(9,231)	9,846,320	7,494,675	12/31/2009
190749AN1	1,490,230	1,163,840		(326,390)	1,163,840	360,290	12/31/2009
19075CAK9	10,988,235	5,934,671		(5,053,564)	5,934,671	4,175,325	12/31/2009
19075CAL7	4,094,402	2,993,689		(1,100,713)	2,993,689	3,540,530	12/31/2009
19075CAM5	1,087,743	779,994		(307,749)	779,994	719,115	12/31/2009
19075CAN3	841,743	620,145		(221,598)	620,145	500,000	12/31/2009
19075CAS2	3,735,011	3,321,386		(413,625)	3,321,386	2,419,440	12/31/2009
20047EAP7	3,693,912	2,729,624		(964,288)	2,729,624	4,169,656	12/31/2009
20173MAN0	19,810,076	7,538,530		(12,271,546)	7,538,530	3,457,580	12/31/2009
20173MAQ3	1,220,517	672,398		(548,119)	672,398	450,000	12/31/2009
20173VAM2	7,613,342	6,145,038		(1,468,304)	6,145,038	1,986,190	12/31/2009
22544QAK5	17,504,444	15,077,211		(2,427,233)	15,077,211	3,463,938	12/31/2009
22544QAM1	19,198,558	6,452,459		(12,746,099)	6,452,459	3,771,547	12/31/2009
22544QAN9	3,673,347	2,374,304		(1,299,043)	2,374,304	1,541,414	12/31/2009
22544QAP4	1,395,672	1,013,001		(382,671)	1,013,001	841,401	12/31/2009
22544QAQ2	2,386,341	1,713,686		(672,655)	1,713,686	1,332,980	12/31/2009
225458DT2	2,910,803	2,893,702		(17,101)	2,893,702	1,143,105	12/31/2009
225458SB5	14,087,585	14,001,463		(86,122)	14,001,463	3,794,631	12/31/2009
22545XAP8	2,080,603	858,458		(1,222,145)	858,458	2,707,527	12/31/2009
22545XAQ6	1,601,753	—	*	(1,601,753)	—	1,117,160	12/31/2009
22545YAQ4	16,380,576	9,249,972		(7,130,604)	9,249,972	2,061,587	12/31/2009
22545YAS0	7,162,378	6,066,179		(1,096,199)	6,066,179	2,435,132	12/31/2009

Intelligent Variable Annuity ■ Statement of Additional Information	B-159

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
225470H22	$970,504	$913,918		$(56,586)	$913,918	$879,984	12/31/2009
251510CY7	6,174,468	6,128,159		(46,309)	6,128,159	2,385,464	12/31/2009
251510ET6	6,610,704	6,129,009		(481,695)	6,129,009	1,531,776	12/31/2009
294751FB3	4,704,156	4,472,358		(231,798)	4,472,358	941,193	12/31/2009
294751FC1	2,323,121	1,249,074		(1,074,047)	1,249,074	395,093	12/31/2009
294754AY2	5,853,602	5,588,893		(264,709)	5,588,893	4,304,994	12/31/2009
32051G2J3	19,664,606	19,456,027		(208,579)	19,456,027	15,337,214	12/31/2009
32051GDH5	5,217,232	4,028,086		(1,189,146)	4,028,086	3,390,503	12/31/2009
32051GFL4	7,842,427	7,595,406		(247,021)	7,595,406	5,536,785	12/31/2009
36157TJG7	1,804,125	1,308,394		(495,731)	1,308,394	1,469,454	12/31/2009
361849S29	6,462,883	4,691,114		(1,771,769)	4,691,114	1,678,015	12/31/2009
36228CXK4	14,878,974	14,014,915		(864,059)	14,014,915	1,650,000	12/31/2009
36228CYQ0	24,033,161	23,095,688		(937,473)	23,095,688	7,171,836	12/31/2009
3622ECAH9	6,009,448	5,942,640		(66,808)	5,942,640	2,934,538	12/31/2009
3622MPBE7	50,481,437	50,370,399		(111,038)	50,370,399	39,532,250	12/31/2009
3622MSAC6	2,256,915	1,320,709		(936,206)	1,320,709	1,198,500	12/31/2009
362332AM0	6,642,090	4,602,455		(2,039,635)	4,602,455	1,911,030	12/31/2009
362332AN8	3,128,933	473,329		(2,655,604)	473,329	856,025	12/31/2009
362332AT5	8,451,782	642,221		(7,809,561)	642,221	2,520,945	12/31/2009
362332AV0	3,936,084	668,865		(3,267,219)	668,865	1,640,000	12/31/2009
362334QC1	9,544,327	9,182,164		(362,163)	9,182,164	7,009,589	12/31/2009
362669AQ6	10,133,998	10,076,618		(57,380)	10,076,618	6,805,070	12/31/2009
36298JAC7	9,824,095	7,485,905		(2,338,190)	7,485,905	1,299,000	12/31/2009
36828QSL1	1,764,915	977,473		(787,442)	977,473	908,306	12/31/2009
45660LPD5	13,759,047	13,655,346		(103,701)	13,655,346	9,245,813	12/31/2009
46412QAD9	4,768,657	4,752,037		(16,620)	4,752,037	1,247,784	12/31/2009
46614KAB2	2,754,987	2,069,970		(685,017)	2,069,970	500,000	12/31/2009
46625M2W8	1,230,406	1,196,250		(34,156)	1,196,250	169,265	12/31/2009
46625MQ93	2,095,225	474,700		(1,620,525)	474,700	146,389	12/31/2009
46625MZH5	1,179,409	1,094,197		(85,212)	1,094,197	490,187	12/31/2009
46625MZJ1	2,162,622	259,295		(1,903,327)	259,295	342,817	12/31/2009
46625MZK8	2,331,637	—	*	(2,331,637)	—	302,478	12/31/2009
46625MZL6	44,886	—	*	(44,886)	—	225,453	12/31/2009
46625YC68	3,016,699	1,949,218		(1,067,481)	1,949,218	439,970	12/31/2009
46625YQ89	1,513,711	1,156,511		(357,200)	1,156,511	800,079	12/31/2009
46625YQ97	994,984	852,693		(142,291)	852,693	1,010,060	12/31/2009
46627MAC1	11,109,835	11,107,913		(1,922)	11,107,913	5,679,297	12/31/2009
46628CAD0	19,859,800	19,289,493		(570,307)	19,289,493	12,805,916	12/31/2009
46628SAG8	26,022,755	24,189,294		(1,833,461)	24,189,294	13,494,828	12/31/2009
46628YBK5	29,479,163	29,064,914		(414,249)	29,064,914	12,713,916	12/31/2009
46628YBP4	15,611,011	15,328,042		(282,969)	15,328,042	9,316,003	12/31/2009
46629YAM1	16,337,536	15,714,000		(623,536)	15,714,000	4,461,220	12/31/2009
46629YAQ2	1,460,898	1,180,316		(280,582)	1,180,316	1,011,940	12/31/2009
46630AAG3	450,846	429,259		(21,587)	429,259	360,000	12/31/2009
46630JAQ2	30,100,789	28,949,901		(1,150,888)	28,949,901	11,111,370	12/31/2009
46630JAS8	2,912,412	2,596,223		(316,189)	2,596,223	2,667,440	12/31/2009
46630JAU3	4,457,046	3,568,616		(888,430)	3,568,616	4,334,260	12/31/2009
46630JAW9	3,084,864	2,480,742		(604,122)	2,480,742	3,159,820	12/31/2009
46631BAP0	16,557,726	9,978,276		(6,579,450)	9,978,276	2,458,651	12/31/2009
46632HAR2	2,993,238	2,071,845		(921,393)	2,071,845	863,376	12/31/2009
50177AAL3	9,847,630	2,320,838		(7,526,792)	2,320,838	1,603,730	12/31/2009
50179AAM9	3,872,820	2,919,211		(953,609)	2,919,211	480,000	12/31/2009
50179AAN7	1,687,002	1,350,628		(336,374)	1,350,628	549,000	12/31/2009
50179AAS6	1,625,796	1,300,608		(325,188)	1,300,608	524,370	12/31/2009
50180CAV2	824,030	740,070		(83,960)	740,070	720,000	12/31/2009
50180JAM7	5,085,004	4,203,919		(881,085)	4,203,919	1,700,000	12/31/2009

B-160	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
50180JAR6	$2,635,610	$2,240,013		$(395,597)	$2,240,013	$840,000	12/31/2009
52108HSR6	6,799,961	2,694,967		(4,104,994)	2,694,967	1,660,414	12/31/2009
52108HST2	5,299,935	2,114,928		(3,185,007)	2,114,928	1,280,942	12/31/2009
52108HSV7	4,566,802	1,859,367		(2,707,435)	1,859,367	1,111,033	12/31/2009
52108HZ80	6,961,779	5,822,810		(1,138,969)	5,822,810	1,828,078	12/31/2009
525221EB9	4,999,219	4,976,531		(22,688)	4,976,531	2,699,322	12/31/2009
525221EB9	24,996,094	24,882,653		(113,441)	24,882,653	13,496,608	12/31/2009
525221JW8	42,492,282	40,532,474		(1,959,808)	40,532,474	25,739,305	12/31/2009
52522HAL6	40,000,000	39,094,709		(905,291)	39,094,709	17,347,248	12/31/2009
55312TAH6	10,038,969	7,114,883		(2,924,086)	7,114,883	2,796,660	12/31/2009
55312TAJ2	4,409,205	2,116,859		(2,292,346)	2,116,859	2,034,828	12/31/2009
55312TAK9	5,861,263	4,227,537		(1,633,726)	4,227,537	3,406,325	12/31/2009
55312TAQ6	627,674	—	[2]	(29,932)	597,742	597,742	12/31/2009
55312TAR4	692,324	—	[2]	(41,516)	650,808	650,808	12/31/2009
55312VAR9	20,572,173	19,840,853		(731,320)	19,840,853	3,954,150	12/31/2009
55312YAJ1	3,719,481	1,734,574		(1,984,907)	1,734,574	3,123,960	12/31/2009
55312YAK8	1,238,011	832,561		(405,450)	832,561	1,387,912	12/31/2009
576434GR9	2,302,714	2,299,657		(3,057)	2,299,657	1,342,087	12/31/2009
576434SW5	11,501,301	11,319,423		(181,878)	11,319,423	6,428,454	12/31/2009
59022HEC2	4,863,526	1,462,290		(3,401,236)	1,462,290	2,343,838	12/31/2009
59022HED0	254,509	182,000		(72,509)	182,000	271,585	12/31/2009
59022HEE8	143,242	124,815		(18,427)	124,815	155,145	12/31/2009
59025KAK8	19,132,586	18,816,090		(316,496)	18,816,090	6,127,020	12/31/2009
60687UAM9	5,359,678	3,522,644		(1,837,034)	3,522,644	724,072	12/31/2009
60687VAM7	1,011,356	718,736		(292,620)	718,736	973,765	12/31/2009
60687VAN5	467,103	343,023		(124,080)	343,023	551,651	12/31/2009
60688BAM0	5,814,544	2,690,005		(3,124,539)	2,690,005	1,276,092	12/31/2009
60688BAS7	2,980,912	2,368,385		(612,527)	2,368,385	1,370,490	12/31/2009
617453AD7	1,542,447	1,438,751		(103,696)	1,438,751	1,055,068	12/31/2009
61745MTQ6	3,511,230	3,145,941		(365,289)	3,145,941	467,827	12/31/2009
61745MU68	2,521,714	2,318,144		(203,570)	2,318,144	1,326,172	12/31/2009
61749EAE7	21,937,113	20,632,744		(1,304,369)	20,632,744	14,241,794	12/31/2009
61749MAC3	4,982,502	3,122,849		(1,859,653)	3,122,849	1,248,255	12/31/2009
61749MAD1	3,971,145	869,200		(3,101,945)	869,200	1,097,016	12/31/2009
61749MAE9	649,935	537,517		(112,418)	537,517	973,452	12/31/2009
61749MAF6	335,488	309,596		(25,892)	309,596	444,996	12/31/2009
61749MAG4	245,789	226,491		(19,298)	226,491	295,570	12/31/2009
61749WAH0	5,831,762	5,444,731		(387,031)	5,444,731	4,125,921	12/31/2009
61749WAJ6	3,826,597	3,730,700		(95,897)	3,730,700	2,791,770	12/31/2009
61750HAN6	5,794,800	4,054,044		(1,740,756)	4,054,044	601,333	12/31/2009
61750YAF6	33,373,686	32,686,865		(686,821)	32,686,865	16,663,416	12/31/2009
61751NAQ5	2,487,197	1,664,541		(822,656)	1,664,541	589,020	12/31/2009
61751NAR3	1,028,941	880,327		(148,614)	880,327	400,000	12/31/2009
61752JAF7	12,681,357	12,380,156		(301,201)	12,380,156	9,537,557	12/31/2009
61753JAN9	1,142,224	984,350		(157,874)	984,350	877,061	12/31/2009
61754KAN5	29,809,708	29,531,670		(278,038)	29,531,670	5,844,840	12/31/2009
61754KAP0	13,409,091	4,918,205		(8,490,886)	4,918,205	2,666,250	12/31/2009
643529AD2	13,146,934	13,050,002		(96,932)	13,050,002	9,017,512	12/31/2009
74438WAN6	1,816,058	1,072,747		(743,311)	1,072,747	458,439	12/31/2009
74438WAP1	49,158	—	*	(49,158)	—	141,563	12/31/2009
74924PAJ1	936,873	519,462		(417,411)	519,462	328,120	12/31/2009
74951PEA2	3,495,148	1,433,284		(2,061,864)	1,433,284	835,487	12/31/2009
749577AL6	19,105,048	18,361,591		(743,457)	18,361,591	8,706,964	12/31/2009
74957EAE7	18,387,988	18,193,031		(194,957)	18,193,031	12,426,822	12/31/2009
74957EAF4	38,816,646	38,362,975		(453,671)	38,362,975	30,535,097	12/31/2009
74957VAQ2	22,747,844	22,214,688		(533,156)	22,214,688	17,832,166	12/31/2009

Intelligent Variable Annuity ■ Statement of Additional Information	B-161

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
74957XAF2	$37,231,074	$36,852,426		$(378,648)	$36,852,426	$26,262,639	12/31/2009
749583AH3	10,731,811	10,129,812		(601,999)	10,129,812	4,117,628	12/31/2009
74958AAD6	32,866,792	31,650,698		(1,216,094)	31,650,698	25,854,525	12/31/2009
74958AAH7	29,073,808	27,518,939		(1,554,869)	27,518,939	17,192,658	12/31/2009
74958BAH5	27,755,168	26,705,568		(1,049,600)	26,705,568	17,197,206	12/31/2009
74958EAD8	49,662,273	49,333,700		(328,573)	49,333,700	37,201,145	12/31/2009
75115CAG2	9,239,147	8,856,644		(382,503)	8,856,644	4,622,037	12/31/2009
75971EAF3	467,367	426,479		(40,888)	426,479	249,442	12/31/2009
760985CM1	1,269,068	1,011,624		(257,444)	1,011,624	804,386	12/31/2009
760985SS1	6,542,585	6,519,651		(22,934)	6,519,651	2,957,601	12/31/2009
760985U66	182,646	71,279		(111,367)	71,279	31,872	12/31/2009
76110H5M7	110,543	107,800		(2,743)	107,800	93,788	12/31/2009
76110HHB8	4,318,025	3,800,654		(517,371)	3,800,654	1,572,093	12/31/2009
76110HQT9	1,441,903	1,286,427		(155,476)	1,286,427	541,109	12/31/2009
76110HSH3	3,131,045	2,652,424		(478,621)	2,652,424	583,025	12/31/2009
76110HX53	10,788,610	10,730,777		(57,833)	10,730,777	6,894,858	12/31/2009
76110HX87	24,320,507	23,938,919		(381,588)	23,938,919	15,338,776	12/31/2009
76110WQA7	17,189,799	15,628,688		(1,561,111)	15,628,688	5,701,419	12/31/2009
76110WQU3	4,478,236	2,780,527		(1,697,709)	2,780,527	1,017,879	12/31/2009
76110WRX6	3,720,469	2,952,563		(767,906)	2,952,563	628,962	12/31/2009
76110WXR2	9,699,484	9,369,981		(329,503)	9,369,981	4,053,679	12/31/2009
761118CZ9	11,726,512	11,266,871		(459,641)	11,266,871	4,579,678	12/31/2009
761118PQ5	12,839,852	12,296,584		(543,268)	12,296,584	9,392,704	12/31/2009
76114DAE4	16,600,875	15,340,493		(1,260,382)	15,340,493	12,614,418	12/31/2009
84604CAE7	3,738,299	3,401,918		(336,381)	3,401,918	1,038,660	12/31/2009
86359DPP6	26,065,028	22,653,220		(3,411,808)	22,653,220	7,578,276	12/31/2009
87222PAE3	36,209,915	35,349,968		(859,947)	35,349,968	15,782,436	12/31/2009
87246AAP3	20,502,917	14,536,427		(5,966,490)	14,536,427	2,167,886	12/31/2009
92976UAA8	13,920,295	10,668,447		(3,251,848)	10,668,447	1,820,000	12/31/2009
92977QAP3	13,540,376	8,896,827		(4,643,549)	8,896,827	2,906,604	12/31/2009
92977QAQ1	4,916,523	3,218,603		(1,697,920)	3,218,603	2,611,154	12/31/2009
92978MAN6	25,076,116	21,257,728		(3,818,388)	21,257,728	5,553,925	12/31/2009
92978MAT3	4,232,886	1,366,517		(2,866,369)	1,366,517	1,044,924	12/31/2009
92978QAJ6	41,868,287	34,756,308		(7,111,979)	34,756,308	17,803,755	12/31/2009
92978QAN7	1,054,106	588,222		(465,884)	588,222	1,852,940	12/31/2009
92978QAP2	1,006,290	586,700		(419,590)	586,700	1,681,690	12/31/2009
92978QAR8	2,428,623	2,009,686		(418,937)	2,009,686	3,686,283	12/31/2009
92978TAL5	23,643,133	22,488,549		(1,154,584)	22,488,549	8,652,630	12/31/2009
92978TAM3	7,091,481	5,731,599		(1,359,882)	5,731,599	7,777,740	12/31/2009
939344AN7	7,558,129	—	[2]	(1,492,699)	6,065,430	6,065,430	12/31/2009
94980KAQ5	891,257	697,126		(194,131)	697,126	605,375	12/31/2009
94980SAS4	37,892,867	37,298,560		(594,307)	37,298,560	19,209,448	12/31/2009
94980SBJ3	19,025,324	18,852,599		(172,725)	18,852,599	9,434,204	12/31/2009
949837AF5	69,395,783	69,077,308		(318,475)	69,077,308	37,135,283	12/31/2009
949837BE7	20,118,623	19,943,534		(175,089)	19,943,534	14,029,989	12/31/2009
949837BK3	8,651,946	8,601,312		(50,634)	8,601,312	6,121,859	12/31/2009
949837CC0	26,170,357	25,669,010		(501,347)	25,669,010	17,713,389	12/31/2009
94983BAP4	15,664,980	15,471,918		(193,062)	15,471,918	11,295,344	12/31/2009
94984AAR1	29,306,329	29,299,321		(7,008)	29,299,321	14,513,796	12/31/2009
94984FAR0	35,392,208	35,362,908		(29,300)	35,362,908	25,486,630	12/31/2009
94984XAB6	9,930,589	9,542,007		(388,582)	9,542,007	4,478,081	12/31/2009
94984XAD2	8,215,869	7,891,136		(324,733)	7,891,136	3,736,617	12/31/2009
94984XAM2	12,527,390	12,047,711		(479,679)	12,047,711	6,848,925	12/31/2009
94985JAB6	49,089,904	48,927,100		(162,804)	48,927,100	27,457,860	12/31/2009
94985JBR0	30,201,956	29,492,146		(709,810)	29,492,146	11,724,021	12/31/2009
94985JCA6	30,000,000	28,972,050		(1,027,950)	28,972,050	23,547,594	12/31/2009

B-162	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
94985LAD7	$15,416,713	$15,332,698		$(84,015)	$15,332,698	$10,789,988	12/31/2009
94985RAP7	63,260,667	61,811,840		(1,448,827)	61,811,840	41,620,166	12/31/2009
94985WAP6	24,098,090	23,541,749		(556,341)	23,541,749	18,898,058	12/31/2009
94985WAQ4	71,553,189	70,433,050		(1,120,139)	70,433,050	28,405,225	12/31/2009
94985WBL4	37,767,886	37,226,500		(541,386)	37,226,500	25,982,515	12/31/2009
94986AAC2	113,043,780	111,243,241		(1,800,539)	111,243,241	79,103,383	12/31/2009
90264AAA7	40,000,000	—	[2]	(9,150,000)	30,850,000	31,300,000	12/31/2009
126670QT8	4,999,957	3,628,335		(1,371,622)	3,628,335	1,948,947	9/30/2009
126670QU5	19,998,914	12,696,540		(7,302,374)	12,696,540	7,020,652	9/30/2009
251511AC5	18,175,550	14,861,707		(3,313,843)	14,861,707	8,959,648	9/30/2009
33848JAC9	9,112,868	6,923,454		(2,189,414)	6,923,454	6,366,877	9/30/2009
3622ECAK2	20,941,477	18,788,252		(2,153,225)	18,788,252	11,474,209	9/30/2009
3622ELAD8	50,223,381	44,199,500		(6,023,881)	44,199,500	26,566,545	9/30/2009
362334NC4	17,932,324	14,708,014		(3,224,310)	14,708,014	8,351,942	9/30/2009
362375AD9	19,344,302	15,288,032		(4,056,270)	15,288,032	10,719,528	9/30/2009
395386AP0	16,986,719	14,017,799		(2,968,920)	14,017,799	11,738,682	9/30/2009
525221CM7	28,026,636	24,254,757		(3,771,879)	24,254,757	7,226,630	9/30/2009
525221JW8	44,542,371	42,492,282		(2,050,089)	42,492,282	25,949,093	9/30/2009
52523KAH7	14,909,635	11,956,832		(2,952,803)	11,956,832	8,970,537	9/30/2009
61750YAF6	39,999,988	33,373,686		(6,626,302)	33,373,686	18,338,272	9/30/2009
61752JAF7	14,943,281	12,681,357		(2,261,924)	12,681,357	8,250,000	9/30/2009
74040KAC6	4,810,269	—	[2]	(515,386)	4,294,883	4,294,883	9/30/2009
87222PAE3	39,983,008	36,209,916		(3,773,092)	36,209,916	16,649,220	9/30/2009
036510AB1	4,581,160	3,134,629		(1,446,531)	3,134,629	471,803	9/30/2009
03702YAC4	2,162,800	—	[2]	(432,560)	1,730,240	1,730,240	9/30/2009
05947UJV1	312,746	—	[2]	(90,811)	221,935	221,935	9/30/2009
05947UWA2	1,738,023	767,441		(970,582)	767,441	212,822	9/30/2009
05947UWB0	791,256	131,202		(660,054)	131,202	100,361	9/30/2009
05950EAP3	4,884,794	1,370,873		(3,513,921)	1,370,873	715,945	9/30/2009
059511AM7	5,904,407	3,154,584		(2,749,823)	3,154,584	750,192	9/30/2009
059511AS4	6,726,167	1,707,661		(5,018,506)	1,707,661	855,021	9/30/2009
059511AU9	9,752,428	2,073,166		(7,679,262)	2,073,166	1,137,750	9/30/2009
07387BEQ2	7,985,888	6,510,227		(1,475,661)	6,510,227	1,649,017	9/30/2009
07388RAN7	10,040,541	9,125,638		(914,903)	9,125,638	1,940,070	9/30/2009
07388RAP2	6,515,045	1,971,040		(4,544,005)	1,971,040	1,059,461	9/30/2009
07388VAL2	18,797,504	11,722,177		(7,075,327)	11,722,177	2,502,987	9/30/2009
07388YBA9	10,701,132	3,390,725		(7,310,407)	3,390,725	770,000	9/30/2009
07401DAN1	9,459,397	2,892,020		(6,567,377)	2,892,020	861,453	9/30/2009
12513YAP5	5,018,081	1,266,627		(3,751,454)	1,266,627	400,000	9/30/2009
19075CAK9	15,052,911	10,989,000		(4,063,911)	10,989,000	2,273,985	9/30/2009
19075CAL7	14,220,451	4,095,130		(10,125,321)	4,095,130	1,907,778	9/30/2009
19075CAM5	5,017,824	1,088,000		(3,929,824)	1,088,000	450,000	9/30/2009
19075CAN3	5,017,830	842,000		(4,175,830)	842,000	400,000	9/30/2009
19075CAS2	30,351,166	3,735,010		(26,616,156)	3,735,010	2,419,440	9/30/2009
20047EAP7	10,886,649	3,667,140		(7,219,509)	3,667,140	720,850	9/30/2009
20173VAM2	9,537,950	7,613,342		(1,924,608)	7,613,342	2,640,870	9/30/2009
22544QAM1	25,959,195	19,198,558		(6,760,637)	19,198,558	2,598,478	9/30/2009
22544QAN9	13,672,024	3,673,346		(9,998,678)	3,673,346	1,221,097	9/30/2009
22544QAP4	4,970,573	1,387,115		(3,583,458)	1,387,115	715,966	9/30/2009
225470H22	3,888,986	970,505		(2,918,481)	970,505	240,000	9/30/2009
362332AT5	15,051,925	8,451,781		(6,600,144)	8,451,781	2,285,175	9/30/2009
36828QSL1	2,972,198	1,764,915		(1,207,283)	1,764,915	611,917	9/30/2009
396789KF5	5,378,625	4,506,021		(872,604)	4,506,021	1,194,307	9/30/2009
46614KAB2	9,657,805	2,800,420		(6,857,385)	2,800,420	500,000	9/30/2009
46625YQ89	3,430,992	1,513,711		(1,917,281)	1,513,711	581,182	9/30/2009
46629YAM1	20,070,948	16,337,536		(3,733,412)	16,337,536	3,476,200	9/30/2009

Intelligent Variable Annuity ■ Statement of Additional Information	B-163

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
46630JAS8	$10,035,389	$2,912,412		$(7,122,977)	$2,912,412	$1,108,700	9/30/2009
46632HAR2	4,028,186	2,987,063		(1,041,123)	2,987,063	657,928	9/30/2009
50180CAM2	11,464,618	2,607,049		(8,857,569)	2,607,049	1,573,335	9/30/2009
55312TAJ2	9,036,266	4,409,675		(4,626,591)	4,409,675	1,432,692	9/30/2009
55312TAK9	24,178,234	5,855,254		(18,322,980)	5,855,254	2,631,250	9/30/2009
55312TAR4	701,767	692,323		(9,444)	692,323	849,940	9/30/2009
55312VAR9	22,585,862	20,572,173		(2,013,689)	20,572,173	2,925,000	9/30/2009
55312YAJ1	15,059,261	3,720,260		(11,339,001)	3,720,260	3,310,965	9/30/2009
55312YAK8	8,031,810	1,238,428		(6,793,382)	1,238,428	1,521,368	9/30/2009
55312YAL6	10,039,591	1,036,649		(9,002,942)	1,036,649	1,268,330	9/30/2009
55312YAS1	10,039,851	682,106		(9,357,745)	682,106	1,273,890	9/30/2009
55312YAT9	2,141,339	1,234,413		(906,926)	1,234,413	1,800,000	9/30/2009
59023BAL8	4,930,792	4,713,154		(217,638)	4,713,154	604,725	9/30/2009
60687VAM7	5,018,438	1,011,356		(4,007,082)	1,011,356	581,350	9/30/2009
60688BAM0	8,279,911	5,814,544		(2,465,367)	5,814,544	2,036,952	9/30/2009
60688BAS7	9,910,681	2,980,912		(6,929,769)	2,980,912	2,100,637	9/30/2009
606935AQ7	4,916,561	1,051,034		(3,865,527)	1,051,034	812,775	9/30/2009
61745MU68	3,909,052	2,521,714		(1,387,338)	2,521,714	949,776	9/30/2009
61746WE63	5,393,259	4,810,580		(582,679)	4,810,580	1,369,482	9/30/2009
61749MAE9	3,953,068	649,935		(3,303,133)	649,935	783,732	9/30/2009
61750CAS6	9,000,000	5,734,363		(3,265,637)	5,734,363	1,779,777	9/30/2009
61751NAQ5	4,014,486	2,487,197		(1,527,289)	2,487,197	496,676	9/30/2009
61753JAL3	10,039,489	1,923,248		(8,116,241)	1,923,248	1,497,480	9/30/2009
61754KAP0	16,333,731	13,409,091		(2,924,640)	13,409,091	1,823,465	9/30/2009
74438WAN6	2,435,634	1,816,058		(619,576)	1,816,058	483,756	9/30/2009
92978QAJ6	44,853,705	41,898,576		(2,955,129)	41,898,576	23,143,606	9/30/2009
92978QAN7	10,035,032	1,054,620		(8,980,412)	1,054,620	1,308,000	9/30/2009
92978QAP2	10,035,430	1,006,809		(9,028,621)	1,006,809	1,227,540	9/30/2009
92978QAR8	33,913,365	2,428,623		(31,484,742)	2,428,623	2,703,520	9/30/2009
92978QAT4	2,207,457	(307,191)		(2,514,648)	(307,191)	1,400,000	9/30/2009
92978TAL5	30,104,829	23,644,657		(6,460,172)	23,644,657	5,013,420	9/30/2009
92978TAM3	30,106,380	7,091,481		(23,014,899)	7,091,481	4,660,680	9/30/2009
02151CBD7	30,078,496	28,536,105		(1,542,391)	28,536,105	22,051,302	9/30/2009
12566XAG3	17,348,888	15,725,340		(1,623,548)	15,725,340	6,953,865	9/30/2009
02147QAE2	49,228,610	45,152,500		(4,076,110)	45,152,500	36,433,950	9/30/2009
12544RAL2	9,625,351	8,883,000		(742,351)	8,883,000	5,950,703	9/30/2009
12566XAE8	36,726,158	34,342,512		(2,383,646)	34,342,512	23,452,904	9/30/2009
16165TBJ1	11,550,415	10,448,900		(1,101,515)	10,448,900	6,535,688	9/30/2009
46627MAC1	11,998,763	11,109,835		(888,928)	11,109,835	5,856,448	9/30/2009
362334ME1	30,218,777	—	[2]	(12,195,320)	18,023,457	18,023,457	6/30/2009
61749EAE7	25,483,761	—	[2]	(16,778,706)	8,705,055	8,705,055	6/30/2009
643529AD2	15,955,720	—	[2]	(8,979,720)	6,976,000	6,976,000	6/30/2009
74040KAC6	5,669,246	—	[2]	(858,977)	4,810,269	4,810,269	6/30/2009
939344AN7	6,948,092	—	[2]	(1,155,092)	5,793,000	5,793,000	6/30/2009
015386AD7	1,718,750	—	[2]	(172,250)	1,546,500	1,546,500	6/30/2009
46630AAG3	3,008,127	—	[2]	(2,599,827)	408,300	408,300	6/30/2009
46630AAC2	3,509,499	—	[2]	(2,982,749)	526,750	526,750	6/30/2009
22545YAS0	22,629,873	—	[2]	(20,705,482)	1,924,391	1,924,391	6/30/2009
46630JAU3	20,074,125	—	[2]	(17,918,125)	2,156,000	2,156,000	6/30/2009
50179AAN7	5,511,632	—	[2]	(4,650,800)	860,832	860,832	6/30/2009
362332AV0	20,707,546	—	[2]	(18,846,146)	1,861,400	1,861,400	6/30/2009
50179AAS6	7,520,314	—	[2]	(6,537,495)	982,819	982,819	6/30/2009
22545LAR0	16,935,085	—	[2]	(14,758,255)	2,176,830	2,176,830	6/30/2009
50179AAM9	4,015,625	—	[2]	(3,284,425)	731,200	731,200	6/30/2009
07388YBE1	6,678,995	—	[2]	(6,104,995)	574,000	574,000	6/30/2009
07388YBC5	6,807,716	—	[2]	(6,205,016)	602,700	602,700	6/30/2009

B-164	Statement of Additional Information ■ Intelligent Variable Annuity

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
05950VAT7	$5,720,982	$—	[2]	$(5,312,292)	$408,690	$408,690	6/30/2009
05947UJT6	1,000,436	—	[2]	(743,026)	257,410	257,410	6/30/2009
22545LAT6	5,426,647	—	[2]	(4,926,626)	500,021	500,021	6/30/2009
61751NAR3	4,002,195	—	[2]	(3,660,595)	341,600	341,600	6/30/2009
92978MAT3	5,464,600	—	[2]	(4,860,639)	603,961	603,961	6/30/2009
92977QAQ1	13,034,405	—	[2]	(11,980,105)	1,054,300	1,054,300	6/30/2009
61754JAN8	2,787,584	—	[2]	(2,427,884)	359,700	359,700	6/30/2009
61753JAN9	7,376,067	—	[2]	(6,286,655)	1,089,412	1,089,412	6/30/2009
61753JAM1	10,040,730	—	[2]	(8,673,730)	1,367,000	1,367,000	6/30/2009
50180JAL9	7,028,178	—	[2]	(5,882,278)	1,145,900	1,145,900	6/30/2009
61749MAF6	2,933,947	—	[2]	(2,552,647)	381,300	381,300	6/30/2009
61746WE89	934,072	—	[2]	(703,548)	230,524	230,524	6/30/2009
61746WE71	2,038,212	—	[2]	(1,558,205)	480,007	480,007	6/30/2009
59023BAM6	5,888,700	—	[2]	(4,806,900)	1,081,800	1,081,800	6/30/2009
59022HEC2	6,984,225	—	[2]	(5,699,025)	1,285,200	1,285,200	6/30/2009
50180JAM7	17,068,049	—	[2]	(14,611,549)	2,456,500	2,456,500	6/30/2009
59022HED0	2,244,466	—	[2]	(1,953,125)	291,341	291,341	6/30/2009
52108RCK6	13,624,490	—	[2]	(12,692,065)	932,425	932,425	6/30/2009
50180JAR6	12,048,727	—	[2]	(10,654,327)	1,394,400	1,394,400	6/30/2009
52108MDU4	7,906,789	—	[2]	(6,461,189)	1,445,600	1,445,600	6/30/2009
251510CY7	9,287,032	—	[2]	(7,029,696)	2,257,336	2,257,336	6/30/2009
52521RAS0	3,173,730	—	[2]	(1,672,517)	1,501,213	1,501,213	6/30/2009
02149HAK6	27,458,769	—	[2]	(13,202,360)	14,256,409	14,256,409	6/30/2009
75115CAG2	10,160,350	—	[2]	(5,511,758)	4,648,592	4,648,592	6/30/2009
126378AG3	16,952,099	—	[2]	(8,331,528)	8,620,571	8,620,571	3/31/2009
126378AH1	18,332,132	—	[2]	(8,896,772)	9,435,360	9,435,360	3/31/2009
152314DT4	406,084	—	[2]	(125,394)	280,690	280,690	3/31/2009
46628SAG8	28,479,557	—	[2]	(15,739,186)	12,740,371	12,740,371	3/31/2009
589929JS8	3,614,073	—	[2]	(977,614)	2,636,460	2,636,460	3/31/2009
61749WAH0	8,348,064	—	[2]	(3,723,256)	4,624,808	4,624,808	3/31/2009
61749WAJ6	4,840,214	—	[2]	(2,064,598)	2,775,616	2,775,616	3/31/2009
74040KAC6	6,735,434	—	[2]	(1,066,188)	5,669,246	5,669,246	3/31/2009
84604CAE7	4,395,157	—	[2]	(2,954,291)	1,440,866	1,440,866	3/31/2009
939344AN7	7,049,401	—	[2]	(101,309)	6,948,092	6,948,092	3/31/2009
03702YAC4	4,325,600	—	[2]	(2,162,800)	2,162,800	2,162,800	3/31/2009
12513YAR1	46,179,909	—	[2]	(43,275,482)	2,904,427	2,904,427	3/31/2009
190749AN1	5,165,844	—	[2]	(4,674,925)	490,919	490,919	3/31/2009
22544QAQ2	14,679,428	—	[2]	(13,730,058)	949,370	949,370	3/31/2009
22545DAL1	18,978,397	—	[2]	(17,449,489)	1,528,908	1,528,908	3/31/2009
46629YAQ2	5,060,345	—	[2]	(4,730,706)	329,639	329,639	3/31/2009
46630JAW9	20,076,375	—	[2]	(18,747,505)	1,328,870	1,328,870	3/31/2009
55312TAQ6	1,243,450	—	[2]	(615,776)	627,674	627,674	3/31/2009
55312TAR4	1,246,413	—	[2]	(544,645)	701,768	701,768	3/31/2009
59022HEE8	1,733,805	—	[2]	(1,545,986)	187,819	187,819	3/31/2009
59023BAN4	6,816,310	—	[2]	(5,908,928)	907,382	907,382	3/31/2009
05949AA67	7,180,337	—	[2]	(4,018,514)	3,161,823	3,161,823	3/31/2009
05949AA75	831,546	—	[2]	(270,990)	560,556	560,556	3/31/2009
12667FR98	9,441,206	—	[2]	(3,893,272)	5,547,934	5,547,934	3/31/2009
12669DN87	2,733,589	—	[2]	(1,410,077)	1,323,512	1,323,512	3/31/2009
251510ET6	12,727,050	—	[2]	(11,016,684)	1,710,366	1,710,366	3/31/2009
79548KJH2	51,335	—	[2]	(23,450)	27,885	27,885	3/31/2009
79548KJJ8	53,540	—	[2]	(21,307)	32,233	32,233	3/31/2009
79548KJK5	28,691	—	[2]	(12,508)	16,183	16,183	3/31/2009
02148FAW5	32,011,265	—	[2]	(13,311,789)	18,699,476	18,699,476	3/31/2009
12667G8B2	299,003	—	[2]	(124,689)	174,314	174,314	3/31/2009
76110H5M7	236,856	—	[2]	(153,532)	83,324	83,324	3/31/2009

Intelligent Variable Annuity ■ Statement of Additional Information	B-165

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
76114DAE4	$18,470,379	$—	[2]	$(12,205,478)	$6,264,901	$6,264,901	3/31/2009
76114DAE4	7,280,863	—	[2]	(2,325,579)	4,955,284	4,955,284	12/31/2008
015386AD7	2,437,500	—	[2]	(722,816)	1,714,684	1,714,684	12/31/2008
02148YAD6	24,448,783	—	[2]	(10,894,044)	13,554,738	13,554,738	12/31/2008
028909AC3	1,459,724	—	[2]	(481,866)	977,858	977,858	12/31/2008
03702YAC4	7,278,038	—	[2]	(2,952,438)	4,325,600	4,325,600	12/31/2008
05947UJV1	884,711	—	[2]	(566,669)	318,042	318,042	12/31/2008
05947UWC8	724,284	—	[2]	(637,873)	86,411	86,411	12/31/2008
05947UWD6	917,748	—	[2]	(838,199)	79,549	79,549	12/31/2008
05949AA75	2,375,256	—	[2]	(1,542,097)	833,159	833,159	12/31/2008
05949AM23	5,328,628	—	[2]	(3,347,549)	1,981,079	1,981,079	12/31/2008
05949AM31	1,618,515	—	[2]	(1,265,231)	353,284	353,284	12/31/2008
073945AS6	1,754,077	—	[2]	(1,498,173)	255,904	255,904	12/31/2008
12558MBP6	16,579,545	—	[2]	(13,472,642)	3,106,903	3,106,903	12/31/2008
12667G8B2	444,952	—	[2]	(146,728)	298,224	298,224	12/31/2008
12669EWZ5	4,405,837	—	[2]	(2,024,744)	2,381,093	2,381,093	12/31/2008
152314DT4	1,149,308	—	[2]	(750,425)	398,883	398,883	12/31/2008
17310MAS9	4,015,015	—	[2]	(3,485,815)	529,200	529,200	12/31/2008
20173MAQ3	4,869,808	—	[2]	(4,234,308)	635,500	635,500	12/31/2008
21075WCJ2	1,407,861	—	[2]	(377,699)	1,030,162	1,030,162	12/31/2008
22540VHN5	2,463,713	—	[2]	(1,124,977)	1,338,736	1,338,736	12/31/2008
22545LAV1	4,260,344	—	[2]	(3,754,459)	505,885	505,885	12/31/2008
22545XAP8	33,792,994	—	[2]	(29,365,135)	4,427,859	4,427,859	12/31/2008
294751DY5	1,586,038	—	[2]	(894,024)	692,014	692,014	12/31/2008
294751FC1	2,299,916	—	[2]	(1,875,560)	424,356	424,356	12/31/2008
36228CDP5	750,894	—	[2]	(532,759)	218,135	218,135	12/31/2008
3622ECAH9	9,815,000	—	[2]	(6,403,699)	3,411,301	3,411,301	12/31/2008
3622MSAC6	14,658,028	—	[2]	(12,858,028)	1,800,000	1,800,000	12/31/2008
38500XAM4	3,263,688	—	[2]	(2,878,688)	385,000	385,000	12/31/2008
46412QAD9	6,997,504	—	[2]	(5,554,244)	1,443,260	1,443,260	12/31/2008
46625M2W8	1,708,545	—	[2]	(1,550,593)	157,952	157,952	12/31/2008
46625M2Y4	596,284	—	[2]	(442,858)	153,426	153,426	12/31/2008
46625YQ97	4,931,368	—	[2]	(4,159,368)	772,000	772,000	12/31/2008
50179MBT7	7,930,571	—	[2]	(6,789,914)	1,140,656	1,140,656	12/31/2008
50180CAV2	6,024,175	—	[2]	(5,211,175)	813,000	813,000	12/31/2008
50180CAW0	7,183,387	—	[2]	(6,315,658)	867,729	867,729	12/31/2008
53944MAC3	6,954,397	—	[2]	(5,694,397)	1,260,000	1,260,000	12/31/2008
55312TAQ6	3,817,868	—	[2]	(2,574,418)	1,243,450	1,243,450	12/31/2008
55312TAR4	3,616,402	—	[2]	(2,369,989)	1,246,413	1,246,413	12/31/2008
55312YAT9	20,004,831	—	[2]	(17,949,031)	2,055,800	2,055,800	12/31/2008
589929JS8	4,196,584	—	[2]	(460,813)	3,735,771	3,735,771	12/31/2008
59022HEF5	1,041,525	—	[2]	(907,992)	133,533	133,533	12/31/2008
60687VAN5	3,276,152	—	[2]	(2,857,652)	418,500	418,500	12/31/2008
617453AC9	4,941,714	—	[2]	(4,307,214)	634,500	634,500	12/31/2008
617453AD7	6,839,059	—	[2]	(6,037,244)	801,815	801,815	12/31/2008
61746WE97	982,114	—	[2]	(622,238)	359,876	359,876	12/31/2008
61746WF21	198,149	—	[2]	(108,779)	89,370	89,370	12/31/2008
61749MAG4	2,463,365	—	[2]	(2,174,584)	288,781	288,781	12/31/2008
70556RAD3	41,824,931	—	[2]	(16,186,786)	25,638,145	25,638,145	12/31/2008
74040KAC6	14,387,860	—	[2]	(7,644,893)	6,742,967	6,742,967	12/31/2008
74924PAJ1	1,071,735	—	[2]	(577,030)	494,705	494,705	12/31/2008
760985U58	380,419	—	[2]	(70,655)	309,764	309,764	12/31/2008
760985U66	166,134	—	[2]	(69,050)	97,084	97,084	12/31/2008
76110HQT9	2,966,509	—	[2]	(1,968,981)	997,528	997,528	12/31/2008
76110VLD8	2,354,851	—	[2]	(467,251)	1,887,601	1,887,601	12/31/2008
76110VPJ1	2,462,808	—	[2]	(780,464)	1,682,344	1,682,344	12/31/2008

B-166	Statement of Additional Information ■ Intelligent Variable Annuity

concluded

CUSIP	Book/Adj Carrying Value Amortized Cost Before Financial Reporting Period	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Financial Reporting Period of Impairment
76110VPU6	$1,428,428	$—	[2]	$(659,001)	$769,427	$769,427	12/31/2008
76110VTQ1	6,999,985	—	[2]	(6,060,515)	939,470	939,470	12/31/2008
76110WRX6	4,096,799	—	[2]	(1,412,549)	2,684,250	2,684,250	12/31/2008
76110WVT0	1,123,115	—	[2]	(565,567)	557,549	557,549	12/31/2008
76113GAC2	4,756,743	—	[2]	(4,437,090)	319,653	319,653	12/31/2008
92978QAT4	20,021,630	—	[2]	(17,893,630)	2,128,000	2,128,000	12/31/2008
939344AN7	10,000,000	—	[2]	(3,054,200)	6,945,800	6,945,800	12/31/2008
93934DAQ0	87,351	—	[2]	(51,823)	35,528	35,528	12/31/2008
94980KAQ5	1,103,943	—	[2]	(643,629)	460,314	460,314	12/31/2008
004421RV7	9,463,168	7,747,697	[1]	(1,715,471)	7,747,697	7,003,715	9/30/2008
03702YAC4	21,627,908	—	[2]	(14,058,108)	7,569,800	7,569,800	9/30/2008
05949AM31	1,873,669	1,656,719	[1]	(216,950)	1,656,719	739,839	9/30/2008
12558MBP6	19,071,607	16,855,724	[1]	(2,215,883)	16,855,724	5,396,442	9/30/2008
55312TAQ6	10,046,558	—	[2]	(6,083,638)	3,962,920	3,962,920	9/30/2008
55312TAR4	11,893,403	—	[2]	(8,099,902)	3,793,501	3,793,501	9/30/2008
589929JS8	5,505,188	—	[2]	(694,732)	4,810,456	4,810,456	9/30/2008
59022HEF5	1,160,443	1,060,145	[1]	(100,298)	1,060,145	445,708	9/30/2008
74040KAC6	15,328,440	—	[2]	(940,580)	14,387,860	14,387,860	9/30/2008
86800YAA4	44,853,071	—	[2]	(17,120,021)	27,733,050	27,733,050	9/30/2008
316781AA1	14,886,100	—	[2]	(8,432,550)	6,563,550	6,563,550	9/30/2008
67088CAA5	20,000,000	—	[2]	(17,500,000)	2,500,000	2,500,000	9/30/2008
004421RV7	13,293,979	10,420,391	[1]	(2,873,588)	10,420,391	8,677,457	6/30/2008
05947UJV1	1,613,758	1,063,032	[1]	(550,726)	1,063,032	2,510,921	6/30/2008
152314DT4	1,874,385	1,222,995	[1]	(651,390)	1,222,995	1,436,123	6/30/2008
74040KAC6	16,983,047	—	[2]	(834,284)	16,148,763	16,148,763	6/30/2008
46625M2Y4	1,434,849	674,165	[1]	(760,684)	674,165	727,135	3/31/2008
61746WE97	1,687,099	1,085,336	[1]	(601,763)	1,085,336	1,710,037	3/31/2008
61746WF21	659,501	249,760	[1]	(409,741)	249,760	545,244	3/31/2008
68400XBL3	557,541	280,704	[1]	(276,837)	280,704	426,874	3/31/2008
760985U66	867,188	—	[2]	(536,924)	330,264	330,264	12/31/2007
363259AA0	15,000,000	—	[2]	(4,800,000)	10,200,000	10,200,000	12/31/2007
61746WF21	771,351	676,705	[1]	(94,646)	676,705	556,580	12/31/2007
760985U58	2,813,940	911,116	[1]	(1,902,824)	911,116	2,421,305	12/31/2007
76110WRX6	5,900,848	4,987,584	[1]	(913,264)	4,987,584	4,149,159	12/31/2007
652454BB4	10,000,000	—	[2]	(1,500,000)	8,500,000	8,500,000	9/30/2007
652454BC2	5,000,000	—	[2]	(850,000)	4,150,000	4,150,000	9/30/2007
52518RBE5	1,322,892	—	[2]	(333,510)	989,382	989,382	6/30/2006
74681@AK5	4,500,000	—	[2]	(2,487,421)	2,012,579	2,012,579	9/30/2003
Total				$(3,047,273,287)

[1]	Impairment based on undiscounted cash flows.
[2]	Impairment based on Fair Value.
*	Securities identified as having a net present value of $0.

Intelligent Variable Annuity ■ Statement of Additional Information	B-167

730 Third Avenue New York, NY 10017-3206

A11525 (5/12)